2014 Annual Report

RiverSource Retirement Advisor Advantage® Variable Annuity RiverSource Retirement Advisor Select® Variable Annuity

This wrapper contains:

•	2014 Annual Report for RiverSource Retirement Advisor Advantage® Variable Annuity and RiverSource Retirement Advisor Select® Variable Annuity

•	Supplement dated May 1, 2015 for RiverSource Retirement Advisor Advantage® Variable Annuity and RiverSource Retirement Advisor Select® Variable Annuity prospectus dated April 29, 2013

S-6410 T (5/15)	Issued by: RiverSource Life Insurance Co. of New York

Prospectus Supplement dated May 1, 2015
Prospectus Form #
Product Name	Prospectus Date	National	New York
RiverSource Retirement Advisor Variable Annuity® — NY	April 29, 2013		S-6471 L (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity/ Retirement Advisor Select Variable Annuity — NY	April 29, 2013		S-6410 (4/13)
RiverSource Retirement Advisor Variable Annuity® — Band 3	May 1, 2009	S-6477 N (5/09)
RiverSource® Retirement Advisor Advantage Variable Annuity — Band 3	May 1, 2009	S-6407 K (5/09)

This supplement describes additional underlying funds that will be offered under variable annuity contracts (the “Contracts”) described above. Please retain this supplement with your latest printed prospectus for future reference.

Effective on May 1, 2015, the following additional underlying funds will be available under your Contract:

•	Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)

•	Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)

In conjunction with change described above, the following revisions are made in your prospectus.

I.	The table entitled “Annual Operating Expenses of the Funds” in the “Expense Summary” section in your prospectus is hereby amended to include the new underlying funds.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the contract. These operating expenses are for the fiscal year ended Dec. 31, 2014, unless otherwise noted. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in each fund’s prospectus.

Total annual operating expenses of each fund*

Fund name	Management fees (%)	Distribution and/or Service 12b-1 fees (%)	Other expenses (%)	Acquired fund fees and expenses (%)**	Total annual operating expenses (%)	Contractual fee waiver and/or expense reimbursement (%)	Total annual operating expenses after fee waiver (%)
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	0.20	0.25	0.16	0.47	1.08	—	1.08
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	0.20	0.25	0.07	0.51	1.03	—	1.03
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	0.18	0.25	0.06	0.59	1.08	—	1.08
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	0.17	0.25	0.05	0.55	1.02	—	1.02

* The Funds provided the information on their expenses and we have not independently verified the information.

** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

1

II.	The section in your prospectus titled “The Funds” is hereby amended to include description for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6477-8 A (5/15)

2

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

CONTRACT OWNERS OF RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Variable Annuity Account that is offered through RiverSource Retirement Advisor Advantage® Variable Annuity and RiverSource Retirement Advisor Select® Variable Annuity (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, at December 31, 2014, the results of their operations for the period then ended, and the changes in their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York; our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the divisions of the Account, including the financial highlights which appear in the footnotes, for the period ended December 31, 2010 were audited by another independent registered public accounting firm whose report dated April 22, 2011 expressed an unqualified opinion. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the affiliated and unaffiliated mutual fund managers, provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 22, 2015

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	1

Statements of Assets and Liabilities

Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$53,604	$1,341,547	$6,932,588	$9,487,619	$1,360,941
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1	36	3,822	—
Receivable for share redemptions	82	2,225	11,367	15,159	2,324
Total assets	53,686	1,343,773	6,943,991	9,506,600	1,363,265

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	40	1,112	5,518	7,579	1,164
Contract terminations	—	—	334	—	—
Payable for investments purchased	—	1	36	3,822	—
Total liabilities	40	1,113	5,888	11,401	1,164
Net assets applicable to contracts in accumulation period	52,038	1,342,475	6,937,781	9,473,333	1,361,305
Net assets applicable to contracts in payment period	—	—	—	21,866	—
Net assets applicable to seed money	1,608	185	322	—	796
Total net assets	$53,646	$1,342,660	$6,938,103	$9,495,199	$1,362,101
(1) Investment shares	4,593	63,430	233,342	707,503	114,365
(2) Investments, at cost	$53,608	$1,053,567	$4,972,988	$10,989,912	$1,302,819

Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Assets
Investments, at fair value(1),(2)	$1,716,209	$5,186,435	$3,208,103	$17,451,792	$4,790,107
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,987	—	—	—	1,137
Receivable for share redemptions	2,673	14,650	5,882	43,922	8,131
Total assets	1,724,869	5,201,085	3,213,985	17,495,714	4,799,375

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,330	4,331	2,700	14,263	4,065
Contract terminations	14	5,987	483	15,397	—
Payable for investments purchased	5,987	—	—	—	1,137
Total liabilities	7,331	10,318	3,183	29,660	5,202
Net assets applicable to contracts in accumulation period	1,713,804	5,190,645	3,210,450	17,429,938	4,793,670
Net assets applicable to contracts in payment period	3,628	—	—	35,198	—
Net assets applicable to seed money	106	122	352	918	503
Total net assets	$1,717,538	$5,190,767	$3,210,802	$17,466,054	$4,794,173
(1) Investment shares	172,137	261,281	201,641	1,852,632	338,046
(2) Investments, at cost	$1,393,341	$3,694,352	$2,035,011	$12,642,938	$5,152,736

See accompanying notes to financial statements.

2	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Assets
Investments, at fair value(1),(2)	$1,537,512	$11,885,197	$12,673,355	$148,261	$552,213
Dividends receivable	—	—	3	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	168	16,608	—	—
Receivable for share redemptions	2,379	12,050	11,549	133	466
Total assets	1,539,891	11,897,415	12,701,515	148,394	552,679

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,190	11,613	11,294	134	468
Contract terminations	—	437	254	—	—
Payable for investments purchased	—	168	16,608	—	—
Total liabilities	1,190	12,218	28,156	134	468
Net assets applicable to contracts in accumulation period	1,538,701	11,648,537	12,646,915	147,269	552,042
Net assets applicable to contracts in payment period	—	236,530	24,444	—	—
Net assets applicable to seed money	—	130	2,000	991	169
Total net assets	$1,538,701	$11,885,197	$12,673,359	$148,260	$552,211
(1) Investment shares	749,640	549,224	12,673,355	20,254	34,320
(2) Investments, at cost	$1,389,123	$8,479,540	$12,672,433	$190,304	$498,247

Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Assets
Investments, at fair value(1),(2)	$258,786	$33,316,078	$37,083,985	$321,828	$11,281,752
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	446	638	—	1,797
Receivable for share redemptions	226	44,427	35,124	269	10,168
Total assets	259,012	33,360,951	37,119,747	322,097	11,293,717

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	226	28,750	32,018	268	10,168
Contract terminations	—	15,599	3,041	—	—
Payable for investments purchased	—	523	704	—	1,797
Total liabilities	226	44,872	35,763	268	11,965
Net assets applicable to contracts in accumulation period	257,436	33,159,023	36,872,107	320,801	11,229,395
Net assets applicable to contracts in payment period	—	157,056	211,877	—	52,357
Net assets applicable to seed money	1,350	—	—	1,028	—
Total net assets	$258,786	$33,316,079	$37,083,984	$321,829	$11,281,752
(1) Investment shares	25,904	3,256,704	1,867,270	35,679	734,968
(2) Investments, at cost	$255,448	$34,347,257	$22,546,894	$347,311	$9,789,737

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	3

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$10,537,229	$16,078,921	$8,439,724	$5,252,006	$5,034,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,800	4,417	1,165	501	77
Receivable for share redemptions	10,060	14,222	7,120	5,288	5,130
Total assets	10,551,089	16,097,560	8,448,009	5,257,795	5,039,465

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	9,074	14,182	7,120	5,288	3,932
Contract terminations	967	17	—	—	1,198
Payable for investments purchased	3,819	4,441	1,165	501	77
Total liabilities	13,860	18,640	8,285	5,789	5,207
Net assets applicable to contracts in accumulation period	10,524,018	16,017,909	8,415,081	5,208,163	5,031,726
Net assets applicable to contracts in payment period	13,211	61,011	24,643	43,737	2,408
Net assets applicable to seed money	—	—	—	106	124
Total net assets	$10,537,229	$16,078,920	$8,439,724	$5,252,006	$5,034,258
(1) Investment shares	1,028,022	2,316,847	929,485	402,453	427,356
(2) Investments, at cost	$11,482,788	$15,526,469	$8,983,789	$4,727,259	$3,136,926

Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$22,468,285	$4,496,575	$10,873,558	$2,402,649	$3,987,068
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	755	229	—
Receivable for share redemptions	24,404	22,837	10,870	2,028	4,295
Total assets	22,492,689	4,519,412	10,885,183	2,404,906	3,991,363

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	21,625	3,571	9,012	2,028	4,019
Contract terminations	2,779	19,266	1,857	—	271
Payable for investments purchased	—	—	755	229	6
Total liabilities	24,404	22,837	11,624	2,257	4,296
Net assets applicable to contracts in accumulation period	22,329,029	4,495,654	10,873,559	2,392,264	3,952,392
Net assets applicable to contracts in payment period	138,929	—	—	9,442	34,365
Net assets applicable to seed money	327	921	—	943	310
Total net assets	$22,468,285	$4,496,575	$10,873,559	$2,402,649	$3,987,067
(1) Investment shares	630,246	446,532	388,203	136,437	206,584
(2) Investments, at cost	$14,294,425	$4,563,022	$7,629,723	$2,377,062	$2,555,310

See accompanying notes to financial statements.

4	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$4,638,186	$139,050	$9,593,432	$1,309,067	$2,682,943
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	99,963	—	79
Receivable for share redemptions	4,248	132	8,171	1,182	2,139
Total assets	4,642,434	139,182	9,701,566	1,310,249	2,685,161

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,817	133	7,911	1,057	2,139
Contract terminations	430	—	260	125	—
Payable for investments purchased	—	—	99,963	—	79
Total liabilities	4,247	133	108,134	1,182	2,218
Net assets applicable to contracts in accumulation period	4,638,187	138,914	9,593,289	1,308,706	2,678,551
Net assets applicable to contracts in payment period	—	—	—	—	4,100
Net assets applicable to seed money	—	135	143	361	292
Total net assets	$4,638,187	$139,049	$9,593,432	$1,309,067	$2,682,943
(1) Investment shares	252,900	14,499	636,169	73,091	137,587
(2) Investments, at cost	$2,974,085	$139,133	$6,366,278	$850,160	$1,724,452

Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Assets
Investments, at fair value(1),(2)	$6,779,125	$1,434,754	$888,641	$10,948,271	$29,518,852
Dividends receivable	—	—	—	31,332	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	730	1,996	205	151	1,035
Receivable for share redemptions	6,480	2,356	1,571	20,583	66,860
Total assets	6,786,335	1,439,106	890,417	11,000,337	29,586,747

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,498	1,178	786	9,443	24,905
Contract terminations	983	—	—	1,695	17,048
Payable for investments purchased	730	1,996	205	31,483	1,035
Total liabilities	7,211	3,174	991	42,621	42,988
Net assets applicable to contracts in accumulation period	6,746,676	1,435,932	888,499	10,949,492	29,484,542
Net assets applicable to contracts in payment period	32,448	—	—	8,224	57,917
Net assets applicable to seed money	—	—	927	—	1,300
Total net assets	$6,779,124	$1,435,932	$889,426	$10,957,716	$29,543,759
(1) Investment shares	638,336	274,857	64,069	1,191,324	804,328
(2) Investments, at cost	$6,580,069	$2,315,018	$886,470	$11,087,578	$21,251,992

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	5

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Assets
Investments, at fair value(1),(2)	$9,429,850	$28,293,015	$4,894,619	$1,709,661	$7,737,669
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	156	205	370	91	—
Receivable for share redemptions	16,490	52,232	12,120	41,542	16,573
Total assets	9,446,496	28,345,452	4,907,109	1,751,294	7,754,242

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,576	22,773	3,936	1,595	6,248
Contract terminations	1,338	6,686	4,249	38,352	4,074
Payable for investments purchased	156	205	370	91	—
Total liabilities	9,070	29,664	8,555	40,038	10,322
Net assets applicable to contracts in accumulation period	9,383,064	28,288,872	4,896,688	1,710,441	7,688,602
Net assets applicable to contracts in payment period	54,105	25,705	1,866	—	55,318
Net assets applicable to seed money	257	1,211	—	815	—
Total net assets	$9,437,426	$28,315,788	$4,898,554	$1,711,256	$7,743,920
(1) Investment shares	461,569	767,997	263,861	154,720	485,120
(2) Investments, at cost	$6,173,337	$22,202,242	$4,603,931	$1,769,002	$8,197,335

Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Assets
Investments, at fair value(1),(2)	$4,060,668	$11,747,177	$9,936,686	$985,437	$11,988,943
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	3,482	—	184	—
Receivable for share redemptions	14,649	19,736	35,771	1,611	21,149
Total assets	4,075,317	11,770,395	9,972,457	987,232	12,010,092

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,233	9,849	8,219	806	9,466
Contract terminations	8,183	37	19,333	—	2,219
Payable for investments purchased	—	3,482	—	184	—
Total liabilities	11,416	13,368	27,552	990	11,685
Net assets applicable to contracts in accumulation period	4,063,171	11,755,995	9,943,816	985,074	11,949,899
Net assets applicable to contracts in payment period	—	—	—	—	48,508
Net assets applicable to seed money	730	1,032	1,089	1,168	—
Total net assets	$4,063,901	$11,757,027	$9,944,905	$986,242	$11,998,407
(1) Investment shares	253,792	519,787	445,192	54,777	687,834
(2) Investments, at cost	$4,060,912	$9,083,455	$7,327,364	$1,013,893	$10,429,965

See accompanying notes to financial statements.

6	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Assets
Investments, at fair value(1),(2)	$29,741	$7,066,820	$3,622,805	$656,764	$9,069,154
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	1,098	12	—	180
Receivable for share redemptions	52	12,862	6,351	1,287	16,288
Total assets	29,793	7,080,780	3,629,168	658,051	9,085,622

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	27	5,675	2,943	644	7,310
Contract terminations	—	1,512	464	—	1,667
Payable for investments purchased	—	1,098	12	—	180
Total liabilities	27	8,285	3,419	644	9,157
Net assets applicable to contracts in accumulation period	28,247	7,070,727	3,622,759	656,566	9,076,300
Net assets applicable to contracts in payment period	—	1,768	2,326	—	—
Net assets applicable to seed money	1,519	—	664	841	165
Total net assets	$29,766	$7,072,495	$3,625,749	$657,407	$9,076,465
(1) Investment shares	3,038	390,001	67,552	53,966	475,323
(2) Investments, at cost	$30,776	$4,922,513	$2,499,513	$659,906	$5,976,568

Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Assets
Investments, at fair value(1),(2)	$1,150,237	$3,520,071	$4,562,208	$477,167	$1,544,933
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	1,760	—	5
Receivable for share redemptions	1,895	5,773	8,214	766	2,908
Total assets	1,152,132	3,525,844	4,572,182	477,933	1,547,846

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	943	2,880	3,767	369	1,267
Contract terminations	9	13	680	29	374
Payable for investments purchased	—	—	1,760	—	5
Total liabilities	952	2,893	6,207	398	1,646
Net assets applicable to contracts in accumulation period	1,151,180	3,522,744	4,565,806	477,318	1,546,091
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	207	169	217	109
Total net assets	$1,151,180	$3,522,951	$4,565,975	$477,535	$1,546,200
(1) Investment shares	49,558	107,319	132,545	82,555	269,152
(2) Investments, at cost	$810,056	$2,133,542	$3,788,282	$338,350	$1,115,686

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	7

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Assets
Investments, at fair value(1),(2)	$1,476,534	$1,199,260	$412,711	$116,790	$806,815
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	16	—	—	—	—
Receivable for share redemptions	2,192	2,116	656	200	1,182
Total assets	1,478,742	1,201,376	413,367	116,990	807,997

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,096	1,058	328	100	590
Contract terminations	—	—	—	—	—
Payable for investments purchased	16	—	—	—	—
Total liabilities	1,112	1,058	328	100	590
Net assets applicable to contracts in accumulation period	1,477,630	1,199,662	411,758	115,380	807,407
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	656	1,281	1,510	—
Total net assets	$1,477,630	$1,200,318	$413,039	$116,890	$807,407
(1) Investment shares	74,761	110,345	31,796	9,668	94,254
(2) Investments, at cost	$1,156,001	$1,337,070	$411,642	$119,434	$474,332

Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Assets
Investments, at fair value(1),(2)	$4,775,358	$2,192,662	$307,094	$4,582,635	$2,237,612
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	91	92	—	1,889	—
Receivable for share redemptions	10,403	3,410	460	12,138	5,345
Total assets	4,785,852	2,196,164	307,554	4,596,662	2,242,957

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,877	1,705	229	3,724	1,722
Contract terminations	2,646	—	—	4,691	1,901
Payable for investments purchased	91	92	—	1,889	—
Total liabilities	6,614	1,797	229	10,304	3,623
Net assets applicable to contracts in accumulation period	4,777,409	2,194,367	306,162	4,586,232	2,239,334
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	1,829	—	1,163	126	—
Total net assets	$4,779,238	$2,194,367	$307,325	$4,586,358	$2,239,334
(1) Investment shares	135,625	69,498	25,893	293,195	146,249
(2) Investments, at cost	$3,132,929	$2,551,392	$318,433	$3,219,544	$2,161,351

See accompanying notes to financial statements.

8	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S
Assets
Investments, at fair value(1),(2)	$9,586,534	$2,882,746	$2,121,649	$18,734	$1,215,612
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	1,104	521	93	—	61
Receivable for share redemptions	15,940	9,284	3,615	23	2,188
Total assets	9,603,578	2,892,551	2,125,357	18,757	1,217,861

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	7,908	2,311	1,796	11	1,003
Contract terminations	125	4,662	23	—	181
Payable for investments purchased	1,104	521	93	—	61
Total liabilities	9,137	7,494	1,912	11	1,245
Net assets applicable to contracts in accumulation period	9,577,150	2,885,057	2,122,420	17,198	1,216,507
Net assets applicable to contracts in payment period	16,065	—	—	—	—
Net assets applicable to seed money	1,226	—	1,025	1,548	109
Total net assets	$9,594,441	$2,885,057	$2,123,445	$18,746	$1,216,616
(1) Investment shares	286,336	272,729	169,056	1,873	109,318
(2) Investments, at cost	$7,586,514	$2,379,288	$1,949,359	$18,630	$1,100,725

Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Assets
Investments, at fair value(1),(2)	$6,221,299	$24,824,758	$3,025,229	$11,886,831	$105,563
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	4,499	1,497	—	1,059	—
Receivable for share redemptions	10,565	80,904	8,789	22,316	197
Total assets	6,236,363	24,907,159	3,034,018	11,910,206	105,760

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	5,283	21,215	2,492	10,294	99
Contract terminations	—	38,474	3,804	1,727	—
Payable for investments purchased	4,499	1,497	—	1,059	—
Total liabilities	9,782	61,186	6,296	13,080	99
Net assets applicable to contracts in accumulation period	6,225,086	24,816,283	3,026,068	11,896,495	104,577
Net assets applicable to contracts in payment period	—	28,960	—	—	—
Net assets applicable to seed money	1,495	730	1,654	631	1,084
Total net assets	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661
(1) Investment shares	159,072	4,580,214	115,203	1,135,323	9,092
(2) Investments, at cost	$4,990,016	$24,513,668	$2,287,368	$12,621,158	$109,648

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	9

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Assets
Investments, at fair value(1),(2)	$435,864	$1,854,788	$981,351	$840,078	$127,586
Dividends receivable	2,430	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	90	—	7,728	—	—
Receivable for share redemptions	749	2,963	1,432	1,690	220
Total assets	439,133	1,857,751	990,511	841,768	127,806

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	375	1,446	716	628	110
Contract terminations	—	70	—	435	—
Payable for investments purchased	2,520	—	7,728	—	—
Total liabilities	2,895	1,516	8,444	1,063	110
Net assets applicable to contracts in accumulation period	398,554	1,856,235	977,197	840,433	126,993
Net assets applicable to contracts in payment period	—	—	4,753	—	—
Net assets applicable to seed money	37,684	—	117	272	703
Total net assets	$436,238	$1,856,235	$982,067	$840,705	$127,696
(1) Investment shares	38,916	91,958	74,345	24,371	19,904
(2) Investments, at cost	$439,120	$1,192,293	$954,605	$496,825	$156,577

Dec. 31, 2014 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Assets
Investments, at fair value(1),(2)	$53,048,155	$69,333,728	$321,904	$9,824,500	$39,200,785
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	107	—	5	2,120	—
Receivable for share redemptions	45,876	392,068	274	8,877	37,465
Total assets	53,094,138	69,725,796	322,183	9,835,497	39,238,250

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	45,876	58,958	273	8,059	37,465
Contract terminations	—	333,110	—	818	—
Payable for investments purchased	107	—	5	2,120	—
Total liabilities	45,983	392,068	278	10,997	37,465
Net assets applicable to contracts in accumulation period	53,048,054	69,333,728	320,742	9,824,423	39,200,723
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	101	—	1,163	77	62
Total net assets	$53,048,155	$69,333,728	$321,905	$9,824,500	$39,200,785
(1) Investment shares	3,346,887	4,368,855	29,344	1,036,340	3,128,554
(2) Investments, at cost	$40,828,298	$47,097,227	$299,292	$9,767,301	$34,463,294

See accompanying notes to financial statements.

10	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$60,308,163	$99,667	$440,901,794	$789,901,478	$215,582,313
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	320,659	—
Receivable for share redemptions	53,951	94	438,779	686,327	197,528
Total assets	60,362,114	99,761	441,340,573	790,908,464	215,779,841

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	53,921	95	407,406	676,975	189,288
Contract terminations	30	—	31,373	9,352	8,242
Payable for investments purchased	—	—	—	320,659	—
Total liabilities	53,951	95	438,779	1,006,986	197,530
Net assets applicable to contracts in accumulation period	60,308,092	98,618	440,758,657	789,901,478	215,524,901
Net assets applicable to contracts in payment period	—	—	143,076	—	57,336
Net assets applicable to seed money	71	1,048	61	—	74
Total net assets	$60,308,163	$99,666	$440,901,794	$789,901,478	$215,582,311
(1) Investment shares	4,813,102	14,018	30,789,231	55,083,785	14,267,526
(2) Investments, at cost	$51,356,828	$118,263	$359,988,018	$582,687,162	$169,663,299

Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
Assets
Investments, at fair value(1),(2)	$286,115,698	$103,883,754	$165,714,359	$6,509	$11,179
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	120	22,313	30,087	—	—
Receivable for share redemptions	251,973	97,715	145,467	4	8
Total assets	286,367,791	104,003,782	165,889,913	6,513	11,187

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	241,633	97,684	144,477	5	8
Contract terminations	10,340	30	990	—	—
Payable for investments purchased	120	22,313	30,087	—	—
Total liabilities	252,093	120,027	175,554	5	8
Net assets applicable to contracts in accumulation period	286,115,698	103,883,733	165,714,346	4,954	9,625
Net assets applicable to contracts in payment period	—	—	—	—	—
Net assets applicable to seed money	—	22	13	1,554	1,554
Total net assets	$286,115,698	$103,883,755	$165,714,359	$6,508	$11,179
(1) Investment shares	18,897,999	7,758,309	12,348,313	661	1,131
(2) Investments, at cost	$201,301,858	$87,947,906	$129,935,764	$6,587	$11,284

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	11

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Assets
Investments, at fair value(1),(2)	$7,653,393	$82,661	$3,206,284	$740,215	$1,057,948
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	—	—	—
Receivable for share redemptions	8,720	1,003	6,130	2,164	876
Total assets	7,662,113	83,664	3,212,414	742,379	1,058,824

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	6,067	69	2,588	644	877
Contract terminations	2,654	934	3,541	1,520	—
Payable for investments purchased	—	—	—	—	—
Total liabilities	8,721	1,003	6,129	2,164	877
Net assets applicable to contracts in accumulation period	7,653,377	81,348	3,206,270	731,607	1,056,896
Net assets applicable to contracts in payment period	—	—	—	8,359	—
Net assets applicable to seed money	15	1,313	15	249	1,051
Total net assets	$7,653,392	$82,661	$3,206,285	$740,215	$1,057,947
(1) Investment shares	336,117	8,064	209,424	39,732	104,334
(2) Investments, at cost	$4,528,323	$83,431	$1,924,672	$494,875	$1,059,562

Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Assets
Investments, at fair value(1),(2)	$14,312,920	$21,190,773	$2,367,330	$2,509,978	$3,988,448
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	2,716	2,076	—	394	—
Receivable for share redemptions	11,554	20,740	3,812	5,937	7,264
Total assets	14,327,190	21,213,589	2,371,142	2,516,309	3,995,712

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	11,554	17,061	1,784	2,047	3,321
Contract terminations	—	3,679	243	1,844	623
Payable for investments purchased	2,716	2,076	—	394	—
Total liabilities	14,270	22,816	2,027	4,285	3,944
Net assets applicable to contracts in accumulation period	14,300,223	21,163,995	2,369,115	2,491,977	3,914,056
Net assets applicable to contracts in payment period	12,697	26,778	—	19,967	76,440
Net assets applicable to seed money	—	—	—	80	1,272
Total net assets	$14,312,920	$21,190,773	$2,369,115	$2,512,024	$3,991,768
(1) Investment shares	492,361	561,940	128,450	507,066	138,200
(2) Investments, at cost	$13,798,624	$17,167,683	$1,617,269	$2,393,819	$2,490,539

See accompanying notes to financial statements.

12	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Assets and Liabilities

Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)	$3,805,123	$280,360
Dividends receivable	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—
Receivable for share redemptions	13,215	489
Total assets	3,818,338	280,849

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	3,223	244
Contract terminations	6,770	—
Payable for investments purchased	—	—
Total liabilities	9,993	244
Net assets applicable to contracts in accumulation period	3,807,251	279,436
Net assets applicable to contracts in payment period	—	—
Net assets applicable to seed money	1,094	1,169
Total net assets	$3,808,345	$280,605
(1) Investment shares	382,040	36,889
(2) Investments, at cost	$3,030,079	$317,357

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	13

Statements of Operations

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$169	$—	$77,245	$351,644	$1,498
Variable account expenses	335	12,757	61,666	93,587	8,537
Investment income (loss) — net	(166)	(12,757)	15,579	258,057	(7,039)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	9,449	201,499	1,233,728	1,717,631	407,791
Cost of investments sold	9,258	158,246	932,495	1,829,802	386,923
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	20,868
Distributions from capital gains	1,684	—	—	—	8,057
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	33,354
Net gain (loss) on investments	1,644	66,515	535,429	(1,013,146)	62,279
Net increase (decrease) in net assets resulting from operations	$1,478	$53,758	$551,008	$(755,089)	$55,240

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Investment income
Dividend income	$30,542	$54,136	$7,351	$236,261	$107,375
Variable account expenses	16,492	47,971	29,277	152,338	41,096
Investment income (loss) — net	14,050	6,165	(21,926)	83,923	66,279

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	427,661	1,184,964	535,841	2,817,469	995,259
Cost of investments sold	329,108	886,381	340,947	2,127,297	967,679
Net realized gain (loss) on sales of investments	98,553	298,583	194,894	690,172	27,580
Distributions from capital gains	—	347,669	—	—	411,960
Net change in unrealized appreciation or depreciation of investments	(238,418)	82,515	90,207	1,144,273	(452,615)
Net gain (loss) on investments	(139,865)	728,767	285,101	1,834,445	(13,075)
Net increase (decrease) in net assets resulting from operations	$(125,815)	$734,932	$263,175	$1,918,368	$53,204

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Investment income
Dividend income	$23,592	$—	$1,305	$—	$—
Variable account expenses	13,197	123,685	127,400	1,098	3,327
Investment income (loss) — net	10,395	(123,685)	(126,095)	(1,098)	(3,327)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	299,971	1,802,326	6,541,947	4,923	73,181
Cost of investments sold	259,054	1,304,771	6,541,429	5,351	68,826
Net realized gain (loss) on sales of investments	40,917	497,555	518	(428)	4,355
Distributions from capital gains	103,132	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,817)	602,410	(517)	(40,699)	41,568
Net gain (loss) on investments	120,232	1,099,965	1	(41,127)	45,923
Net increase (decrease) in net assets resulting from operations	$130,627	$976,280	$(126,094)	$(42,225)	$42,596
See accompanying notes to financial statements.

14	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Investment income
Dividend income	$186	$941,925	$—	$14,344	$30,213
Variable account expenses	1,348	342,467	362,256	2,343	126,595
Investment income (loss) — net	(1,162)	599,458	(362,256)	12,001	(96,382)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	96,283	8,398,503	6,507,882	49,479	2,850,188
Cost of investments sold	95,389	8,694,818	4,126,103	51,077	2,382,705
Net realized gain (loss) on sales of investments	894	(296,315)	2,381,779	(1,598)	467,483
Distributions from capital gains	—	171,452	—	1,382	39,613
Net change in unrealized appreciation or depreciation of investments	3,432	1,094,945	1,173,191	(17,633)	(751,949)
Net gain (loss) on investments	4,326	970,082	3,554,970	(17,849)	(244,853)
Net increase (decrease) in net assets resulting from operations	$3,164	$1,569,540	$3,192,714	$(5,848)	$(341,235)

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$—	$1,074,553	$—	$107,562	$—
Variable account expenses	112,616	169,422	87,932	66,587	41,042
Investment income (loss) — net	(112,616)	905,131	(87,932)	40,975	(41,042)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,743,586	3,889,508	2,527,934	1,155,042	731,331
Cost of investments sold	2,859,150	3,604,259	2,702,766	986,041	479,892
Net realized gain (loss) on sales of investments	(115,564)	285,249	(174,832)	169,001	251,439
Distributions from capital gains	491,683	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(218,436)	(696,145)	546,225	(813,628)	373,434
Net gain (loss) on investments	157,683	(410,896)	371,393	(644,627)	624,873
Net increase (decrease) in net assets resulting from operations	$45,067	$494,235	$283,461	$(603,652)	$583,831

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$10,501	$23,946	$675	$—
Variable account expenses	238,043	14,725	101,923	23,185	45,370
Investment income (loss) — net	(238,043)	(4,224)	(77,977)	(22,510)	(45,370)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,339,095	550,066	2,147,969	423,357	734,098
Cost of investments sold	2,989,948	557,509	1,382,757	414,522	488,218
Net realized gain (loss) on sales of investments	1,349,147	(7,443)	765,212	8,835	245,880
Distributions from capital gains	—	12,585	1,637,290	—	—
Net change in unrealized appreciation or depreciation of investments	1,784,737	(67,364)	(1,430,220)	(146,519)	32,644
Net gain (loss) on investments	3,133,884	(62,222)	972,282	(137,684)	278,524
Net increase (decrease) in net assets resulting from operations	$2,895,841	$(66,446)	$894,305	$(160,194)	$233,154

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	15

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	41,765	1,108	79,122	12,116	24,481
Investment income (loss) — net	(41,765)	(1,108)	(79,122)	(12,116)	(24,481)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	749,194	14,446	2,372,009	417,036	645,706
Cost of investments sold	494,682	15,475	1,749,255	275,897	428,022
Net realized gain (loss) on sales of investments	254,512	(1,029)	622,754	141,139	217,684
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	268,345	560	485,391	5,246	(66,829)
Net gain (loss) on investments	522,857	(469)	1,108,145	146,385	150,855
Net increase (decrease) in net assets resulting from operations	$481,092	$(1,577)	$1,029,023	$134,269	$126,374

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Investment income
Dividend income	$135,473	$—	$11,353	$381,113	$210,936
Variable account expenses	67,713	16,217	7,623	115,088	267,621
Investment income (loss) — net	67,760	(16,217)	3,730	266,025	(56,685)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,392,604	338,599	171,198	3,060,977	5,000,897
Cost of investments sold	2,360,580	455,912	167,928	3,038,599	3,608,740
Net realized gain (loss) on sales of investments	32,024	(117,313)	3,270	22,378	1,392,157
Distributions from capital gains	—	—	4,212	—	587,329
Net change in unrealized appreciation or depreciation of investments	265,493	(173,509)	2,201	(324,931)	971,880
Net gain (loss) on investments	297,517	(290,822)	9,683	(302,553)	2,951,366
Net increase (decrease) in net assets resulting from operations	$365,277	$(307,039)	$13,413	$(36,528)	$2,894,681

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Investment income
Dividend income	$143,227	$5,342	$57,595	$54,446	$35,355
Variable account expenses	83,238	264,804	47,598	31,387	69,056
Investment income (loss) — net	59,989	(259,462)	9,997	23,059	(33,701)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,376,812	6,087,845	1,077,537	3,486,062	1,427,714
Cost of investments sold	937,935	4,880,735	948,858	3,444,424	1,614,183
Net realized gain (loss) on sales of investments	438,877	1,207,110	128,679	41,638	(186,469)
Distributions from capital gains	2,514	710,333	1,408	21,811	—
Net change in unrealized appreciation or depreciation of investments	326,493	(196,682)	(646,553)	47,136	1,237,561
Net gain (loss) on investments	767,884	1,720,761	(516,466)	110,585	1,051,092
Net increase (decrease) in net assets resulting from operations	$827,873	$1,461,299	$(506,469)	$133,644	$1,017,391

See accompanying notes to financial statements.

16	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Investment income
Dividend income	$155,607	$240,014	$64,464	$34,013	$117,240
Variable account expenses	27,789	111,417	92,833	6,329	106,269
Investment income (loss) — net	127,818	128,597	(28,369)	27,684	10,971

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	508,556	2,043,618	1,614,228	68,533	2,362,523
Cost of investments sold	491,308	1,573,597	1,130,961	70,025	1,771,706
Net realized gain (loss) on sales of investments	17,248	470,021	483,267	(1,492)	590,817
Distributions from capital gains	—	62,406	777,333	—	1,952,393
Net change in unrealized appreciation or depreciation of investments	(76,080)	51,580	(1,276,950)	(24,539)	(1,105,753)
Net gain (loss) on investments	(58,832)	584,007	(16,350)	(26,031)	1,437,457
Net increase (decrease) in net assets resulting from operations	$68,986	$712,604	$(44,719)	$1,653	$1,448,428

Year ended Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor(1)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Investment income
Dividend income	$335	$95,609	$—	$—	$100,111
Variable account expenses	92	60,150	34,865	4,333	86,643
Investment income (loss) — net	243	35,459	(34,865)	(4,333)	13,468

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	194	1,493,028	1,200,490	153,223	2,870,859
Cost of investments sold	197	1,025,643	870,688	152,609	1,945,020
Net realized gain (loss) on sales of investments	(3)	467,385	329,802	614	925,839
Distributions from capital gains	5	304,251	—	21,198	—
Net change in unrealized appreciation or depreciation of investments	(1,035)	165,571	(36,082)	3,653	(172,915)
Net gain (loss) on investments	(1,033)	937,207	293,720	25,465	752,924
Net increase (decrease) in net assets resulting from operations	$(790)	$972,666	$258,855	$21,132	$766,392

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Investment income
Dividend income	$18,805	$—	$65,329	$—	$—
Variable account expenses	10,390	30,379	42,877	4,161	14,301
Investment income (loss) — net	8,415	(30,379)	22,452	(4,161)	(14,301)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	178,654	550,230	785,567	69,119	365,735
Cost of investments sold	130,070	336,779	623,735	50,883	273,918
Net realized gain (loss) on sales of investments	48,584	213,451	161,832	18,236	91,817
Distributions from capital gains	—	129,595	—	—	—
Net change in unrealized appreciation or depreciation of investments	68,532	245,559	(214,972)	19,585	27,316
Net gain (loss) on investments	117,116	588,605	(53,140)	37,821	119,133
Net increase (decrease) in net assets resulting from operations	$125,531	$558,226	$(30,688)	$33,660	$104,832

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	17

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Investment income
Dividend income	$—	$5,276	$9,925	$3,144	$—
Variable account expenses	11,754	10,507	2,788	669	6,588
Investment income (loss) — net	(11,754)	(5,231)	7,137	2,475	(6,588)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	348,804	305,254	36,561	4,787	141,927
Cost of investments sold	273,123	334,571	36,297	4,583	85,313
Net realized gain (loss) on sales of investments	75,681	(29,317)	264	204	56,614
Distributions from capital gains	116,275	139,849	—	1,639	51,126
Net change in unrealized appreciation or depreciation of investments	(43,655)	(178,282)	1,620	(3,570)	(36,042)
Net gain (loss) on investments	148,301	(67,750)	1,884	(1,727)	71,698
Net increase (decrease) in net assets resulting from operations	$136,547	$(72,981)	$9,021	$748	$65,110

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Investment income
Dividend income	$10,861	$81,244	$1,462	$13,363	$—
Variable account expenses	44,102	22,706	1,511	41,305	21,502
Investment income (loss) — net	(33,241)	58,538	(49)	(27,942)	(21,502)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,171,793	617,096	28,868	1,133,657	754,067
Cost of investments sold	801,486	603,534	28,414	793,596	586,718
Net realized gain (loss) on sales of investments	370,307	13,562	454	340,061	167,349
Distributions from capital gains	360,711	274,470	14,662	269,889	520,982
Net change in unrealized appreciation or depreciation of investments	(168,223)	(686,577)	(12,455)	(139,157)	(912,902)
Net gain (loss) on investments	562,795	(398,545)	2,661	470,793	(224,571)
Net increase (decrease) in net assets resulting from operations	$529,554	$(340,007)	$2,612	$442,851	$(246,073)

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(1)	NB AMT Intl Eq, Cl S
Investment income
Dividend income	$181,304	$21,579	$—	$—	$4,276
Variable account expenses	88,153	26,097	20,556	18	12,123
Investment income (loss) — net	93,151	(4,518)	(20,556)	(18)	(7,847)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,793,069	715,096	460,341	106	305,072
Cost of investments sold	1,377,743	608,390	396,926	105	269,128
Net realized gain (loss) on sales of investments	415,326	106,706	63,415	1	35,944
Distributions from capital gains	349,465	—	300,119	—	—
Net change in unrealized appreciation or depreciation of investments	172,260	256,401	(332,029)	104	(82,744)
Net gain (loss) on investments	937,051	363,107	31,505	105	(46,800)
Net increase (decrease) in net assets resulting from operations	$1,030,202	$358,589	$10,949	$87	$(54,647)

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

18	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Investment income
Dividend income	$57,405	$1,203,980	$17,520	$673,431	$2,586
Variable account expenses	61,917	278,393	25,363	133,941	1,053
Investment income (loss) — net	(4,512)	925,587	(7,843)	539,490	1,533

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,423,377	11,149,947	531,844	5,518,536	30,781
Cost of investments sold	1,094,648	10,813,472	394,442	5,529,844	32,778
Net realized gain (loss) on sales of investments	328,729	336,475	137,402	(11,308)	(1,997)
Distributions from capital gains	302,041	—	388,867	—	—
Net change in unrealized appreciation or depreciation of investments	(548,267)	(660,682)	(235,198)	(499,561)	3,947
Net gain (loss) on investments	82,503	(324,207)	291,071	(510,869)	1,950
Net increase (decrease) in net assets resulting from operations	$77,991	$601,380	$283,228	$28,621	$3,483

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Investment income
Dividend income	$10,473	$154,929	$9,837	$2,627	$280
Variable account expenses	4,000	14,730	8,665	7,001	1,192
Investment income (loss) — net	6,473	140,199	1,172	(4,374)	(912)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	73,535	247,939	266,445	158,417	44,825
Cost of investments sold	73,640	174,243	240,068	99,804	43,207
Net realized gain (loss) on sales of investments	(105)	73,696	26,377	58,613	1,618
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,119	186,882	(108,277)	44,993	(17,079)
Net gain (loss) on investments	7,014	260,578	(81,900)	103,606	(15,461)
Net increase (decrease) in net assets resulting from operations	$13,487	$400,777	$(80,728)	$99,232	$(16,373)

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Investment income
Dividend income	$—	$—	$3,392	$—	$—
Variable account expenses	506,730	729,666	2,337	96,097	440,600
Investment income (loss) — net	(506,730)	(729,666)	1,055	(96,097)	(440,600)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	10,876,020	30,874,685	34,442	2,952,116	12,923,966
Cost of investments sold	8,573,738	21,390,181	35,834	3,054,574	11,635,920
Net realized gain (loss) on sales of investments	2,302,282	9,484,504	(1,392)	(102,458)	1,288,046
Distributions from capital gains	—	—	15,499	—	—
Net change in unrealized appreciation or depreciation of investments	535,392	(5,256,775)	15,571	987,720	478,288
Net gain (loss) on investments	2,837,674	4,227,729	29,678	885,262	1,766,334
Net increase (decrease) in net assets resulting from operations	$2,330,944	$3,498,063	$30,733	$789,165	$1,325,734

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	19

Statements of Operations

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	654,397	566	4,440,119	7,595,400	2,081,467
Investment income (loss) — net	(654,397)	(566)	(4,440,119)	(7,595,400)	(2,081,467)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	28,532,318	8,356	51,591,982	113,976,689	32,831,029
Cost of investments sold	24,700,964	8,044	42,720,462	85,324,754	26,225,111
Net realized gain (loss) on sales of investments	3,831,354	312	8,871,520	28,651,935	6,605,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(900,695)	(17,952)	12,493,357	11,037,074	4,161,867
Net gain (loss) on investments	2,930,659	(17,640)	21,364,877	39,689,009	10,767,785
Net increase (decrease) in net assets resulting from operations	$2,276,262	$(18,206)	$16,924,758	$32,093,609	$8,686,318

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(1)	VP Multi-Mgr Int Rate Adapt, Cl 2(1)
Investment income
Dividend income	$—	$—	$—	$18	$54
Variable account expenses	3,033,532	1,130,866	1,686,584	7	18
Investment income (loss) — net	(3,033,532)	(1,130,866)	(1,686,584)	11	36

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	130,437,359	26,505,063	44,938,520	82	93
Cost of investments sold	93,913,924	22,835,061	35,862,761	82	93
Net realized gain (loss) on sales of investments	36,523,435	3,670,002	9,075,759	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,273,173)	1,436,177	(860,757)	(78)	(105)
Net gain (loss) on investments	16,250,262	5,106,179	8,215,002	(78)	(105)
Net increase (decrease) in net assets resulting from operations	$13,216,730	$3,975,313	$6,528,418	$(67)	$(69)

(1)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Investment income
Dividend income	$—	$1,088	$—	$—	$540
Variable account expenses	72,887	397	30,081	6,759	4,430
Investment income (loss) — net	(72,887)	691	(30,081)	(6,759)	(3,890)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,155,566	11,779	993,168	218,801	58,769
Cost of investments sold	1,291,928	11,543	637,353	150,079	59,249
Net realized gain (loss) on sales of investments	863,638	236	355,815	68,722	(480)
Distributions from capital gains	—	20	—	—	—
Net change in unrealized appreciation or depreciation of investments	(719,763)	(1,875)	11,373	12,107	1,527
Net gain (loss) on investments	143,875	(1,619)	367,188	80,829	1,047
Net increase (decrease) in net assets resulting from operations	$70,988	$(928)	$337,107	$74,070	$(2,843)

See accompanying notes to financial statements.

20	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Operations

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Investment income
Dividend income	$230,334	$—	$35,606	$72,150	$2,354
Variable account expenses	144,083	197,038	19,608	24,267	37,789
Investment income (loss) — net	86,251	(197,038)	15,998	47,883	(35,435)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,874,576	4,467,393	450,438	452,753	927,526
Cost of investments sold	2,498,054	3,536,647	330,463	408,163	603,386
Net realized gain (loss) on sales of investments	376,522	930,746	119,975	44,590	324,140
Distributions from capital gains	1,793,584	2,766,784	—	62,241	—
Net change in unrealized appreciation or depreciation of investments	(3,063,395)	(2,731,358)	231,660	(327,477)	87,882
Net gain (loss) on investments	(893,289)	966,172	351,635	(220,646)	412,022
Net increase (decrease) in net assets resulting from operations	$(807,038)	$769,134	$367,633	$(172,763)	$376,587

Year ended Dec. 31, 2014 (continued)				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$—	$19,731
Variable account expenses				36,285	1,746
Investment income (loss) — net				(36,285)	17,985

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				1,022,051	10,647
Cost of investments sold				778,800	10,903
Net realized gain (loss) on sales of investments				243,251	(256)
Distributions from capital gains				357,060	—
Net change in unrealized appreciation or depreciation of investments				(716,793)	(35,046)
Net gain (loss) on investments				(116,482)	(35,302)
Net increase (decrease) in net assets resulting from operations				$(152,767)	$(17,317)

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended Dec. 31, 2014	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$(166)	$(12,757)	$15,579	$258,057	$(7,039)
Net realized gain (loss) on sales of investments	191	43,253	301,233	(112,171)	20,868
Distributions from capital gains	1,684	—	—	—	8,057
Net change in unrealized appreciation or depreciation of investments	(231)	23,262	234,196	(900,975)	33,354
Net increase (decrease) in net assets resulting from operations	1,478	53,758	551,008	(755,089)	55,240

Contract transactions
Contract purchase payments	14,540	21,805	201,592	240,269	334,828
Net transfers(1)	31,862	(39,761)	(384,477)	(398,549)	673,824
Transfers for policy loans	—	(2)	(5,200)	(1,461)	(1,431)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,234)	—
Contract charges	(46)	(1,526)	(3,806)	(12,467)	(400)
Contract terminations:
Surrender benefits	(2,795)	(60,549)	(529,066)	(917,656)	(51,634)
Death benefits	—	(52,447)	(50,125)	(53,179)	—
Increase (decrease) from contract transactions	43,561	(132,480)	(771,082)	(1,147,277)	955,187
Net assets at beginning of year	8,607	1,421,382	7,158,177	11,397,565	351,674
Net assets at end of year	$53,646	$1,342,660	$6,938,103	$9,495,199	$1,362,101

Accumulation unit activity
Units outstanding at beginning of year	6,445	1,027,180	4,169,775	7,368,041	329,181
Contract purchase payments	13,472	15,190	119,624	170,715	284,296
Net transfers(1)	29,727	(28,526)	(221,688)	(259,082)	587,318
Transfers for policy loans	—	2	(2,804)	(1,713)	(1,152)
Contract charges	(42)	(1,063)	(2,167)	(8,126)	(338)
Contract terminations:
Surrender benefits	(2,408)	(42,467)	(298,000)	(579,546)	(45,442)
Death benefits	—	(35,695)	(27,787)	(35,278)	—
Units outstanding at end of year	47,194	934,621	3,736,953	6,655,011	1,153,863

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$14,050	$6,165	$(21,926)	$83,923	$66,279
Net realized gain (loss) on sales of investments	98,553	298,583	194,894	690,172	27,580
Distributions from capital gains	—	347,669	—	—	411,960
Net change in unrealized appreciation or depreciation of investments	(238,418)	82,515	90,207	1,144,273	(452,615)
Net increase (decrease) in net assets resulting from operations	(125,815)	734,932	263,175	1,918,368	53,204

Contract transactions
Contract purchase payments	33,051	82,803	14,564	816,270	770,129
Net transfers(1)	(68,958)	(310,047)	16,885	(7,905)	799,521
Transfers for policy loans	3,408	(1,614)	(824)	(438)	(13)
Adjustments to net assets allocated to contracts in payment period	(198)	—	—	(4,601)	—
Contract charges	(711)	(2,671)	(2,051)	(7,275)	(2,291)
Contract terminations:
Surrender benefits	(215,660)	(567,315)	(207,871)	(1,792,536)	(482,297)
Death benefits	(50,555)	(11,789)	(4,893)	(133,926)	—
Increase (decrease) from contract transactions	(299,623)	(810,633)	(184,190)	(1,130,411)	1,085,049
Net assets at beginning of year	2,142,976	5,266,468	3,131,817	16,678,097	3,655,920
Net assets at end of year	$1,717,538	$5,190,767	$3,210,802	$17,466,054	$4,794,173

Accumulation unit activity
Units outstanding at beginning of year	1,220,201	3,093,452	1,858,870	8,693,683	3,136,230
Contract purchase payments	18,975	46,526	8,616	385,882	665,051
Net transfers(1)	(42,226)	(169,080)	3,074	27,434	685,851
Transfers for policy loans	2,008	(1,019)	(454)	(2)	(16)
Contract charges	(407)	(1,505)	(1,169)	(3,592)	(1,943)
Contract terminations:
Surrender benefits	(126,168)	(315,379)	(121,021)	(886,585)	(407,838)
Death benefits	(28,860)	(6,698)	(2,937)	(59,337)	—
Units outstanding at end of year	1,043,523	2,646,297	1,744,979	8,157,483	4,077,335

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
Operations
Investment income (loss) — net	$10,395	$(123,685)	$(126,095)	$(1,098)	$(3,327)
Net realized gain (loss) on sales of investments	40,917	497,555	518	(428)	4,355
Distributions from capital gains	103,132	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(23,817)	602,410	(517)	(40,699)	41,568
Net increase (decrease) in net assets resulting from operations	130,627	976,280	(126,094)	(42,225)	42,596

Contract transactions
Contract purchase payments	21,913	576,731	645,253	—	127,813
Net transfers(1)	(15,340)	456,648	760,588	139,872	216,482
Transfers for policy loans	1,384	12,582	39,652	—	—
Adjustments to net assets allocated to contracts in payment period	—	(20,762)	(1,927)	—	—
Contract charges	(832)	(6,769)	(13,005)	(31)	(75)
Contract terminations:
Surrender benefits	(219,752)	(1,070,495)	(2,778,005)	(2,114)	(10,914)
Death benefits	(4,978)	(95,422)	(79,998)	—	—
Increase (decrease) from contract transactions	(217,605)	(147,487)	(1,427,442)	137,727	333,306
Net assets at beginning of year	1,625,679	11,056,404	14,226,895	52,758	176,309
Net assets at end of year	$1,538,701	$11,885,197	$12,673,359	$148,260	$552,211

Accumulation unit activity
Units outstanding at beginning of year	1,178,572	5,938,496	12,894,206	55,506	145,192
Contract purchase payments	15,233	360,435	607,811	—	97,655
Net transfers(1)	(10,608)	250,549	706,754	151,424	173,217
Transfers for policy loans	965	5,701	35,866	—	—
Contract charges	(568)	(3,617)	(12,153)	(34)	(59)
Contract terminations:
Surrender benefits	(155,483)	(554,932)	(2,538,415)	(2,244)	(8,363)
Death benefits	(3,534)	(46,790)	(71,453)	—	—
Units outstanding at end of year	1,024,577	5,949,842	11,622,616	204,652	407,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(1,162)	$599,458	$(362,256)	$12,001	$(96,382)
Net realized gain (loss) on sales of investments	894	(296,315)	2,381,779	(1,598)	467,483
Distributions from capital gains	—	171,452	—	1,382	39,613
Net change in unrealized appreciation or depreciation of investments	3,432	1,094,945	1,173,191	(17,633)	(751,949)
Net increase (decrease) in net assets resulting from operations	3,164	1,569,540	3,192,714	(5,848)	(341,235)

Contract transactions
Contract purchase payments	220,807	529,804	559,087	55,109	197,140
Net transfers(1)	32,370	(2,691,099)	(1,215,736)	99,804	(526,738)
Transfers for policy loans	—	(11,719)	5,970	(2,738)	16,364
Adjustments to net assets allocated to contracts in payment period	—	(21,307)	(25,743)	—	(3,076)
Contract charges	(193)	(47,527)	(26,728)	(178)	(13,174)
Contract terminations:
Surrender benefits	(3,258)	(4,104,159)	(3,643,357)	(16,162)	(1,404,934)
Death benefits	—	(325,988)	(392,497)	—	(105,393)
Increase (decrease) from contract transactions	249,726	(6,671,995)	(4,739,004)	135,835	(1,839,811)
Net assets at beginning of year	5,896	38,418,534	38,630,274	191,842	13,462,798
Net assets at end of year	$258,786	$33,316,079	$37,083,984	$321,829	$11,281,752

Accumulation unit activity
Units outstanding at beginning of year	4,527	24,489,660	18,989,793	210,802	6,296,690
Contract purchase payments	224,352	345,544	264,937	59,185	96,780
Net transfers(1)	33,551	(1,726,591)	(555,649)	103,381	(199,915)
Transfers for policy loans	—	(8,010)	3,462	(2,793)	8,526
Contract charges	(195)	(30,156)	(13,922)	(189)	(5,848)
Contract terminations:
Surrender benefits	(2,920)	(2,539,961)	(1,722,934)	(17,259)	(655,586)
Death benefits	—	(203,179)	(192,833)	—	(58,857)
Units outstanding at end of year	259,315	20,327,307	16,772,854	353,127	5,481,790

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(112,616)	$905,131	$(87,932)	$40,975	$(41,042)
Net realized gain (loss) on sales of investments	(115,564)	285,249	(174,832)	169,001	251,439
Distributions from capital gains	491,683	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(218,436)	(696,145)	546,225	(813,628)	373,434
Net increase (decrease) in net assets resulting from operations	45,067	494,235	283,461	(603,652)	583,831

Contract transactions
Contract purchase payments	132,431	222,812	129,900	88,325	129,172
Net transfers(1)	(934,373)	(581,014)	(995,029)	(223,606)	179,608
Transfers for policy loans	(2,370)	(1,110)	(1,882)	15,465	(2,603)
Adjustments to net assets allocated to contracts in payment period	(1,948)	(8,563)	(1,888)	(6,693)	(2,319)
Contract charges	(15,320)	(8,860)	(16,465)	(2,986)	(5,456)
Contract terminations:
Surrender benefits	(1,256,523)	(2,037,315)	(1,022,028)	(609,325)	(421,742)
Death benefits	(97,761)	(318,568)	(26,746)	(63,160)	(18,131)
Increase (decrease) from contract transactions	(2,175,864)	(2,732,618)	(1,934,138)	(801,980)	(141,471)
Net assets at beginning of year	12,668,026	18,317,303	10,090,401	6,657,638	4,591,898
Net assets at end of year	$10,537,229	$16,078,920	$8,439,724	$5,252,006	$5,034,258

Accumulation unit activity
Units outstanding at beginning of year	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797
Contract purchase payments	82,700	96,946	72,676	60,860	146,973
Net transfers(1)	(549,082)	(250,206)	(558,131)	(183,934)	170,536
Transfers for policy loans	(1,099)	115	(1,080)	11,013	(2,948)
Contract charges	(9,506)	(3,945)	(9,185)	(2,126)	(5,743)
Contract terminations:
Surrender benefits	(736,558)	(885,655)	(566,033)	(424,425)	(450,904)
Death benefits	(56,104)	(142,809)	(15,278)	(44,099)	(21,911)
Units outstanding at end of year	6,529,668	7,056,462	4,680,370	3,848,336	4,922,800

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$(238,043)	$(4,224)	$(77,977)	$(22,510)	$(45,370)
Net realized gain (loss) on sales of investments	1,349,147	(7,443)	765,212	8,835	245,880
Distributions from capital gains	—	12,585	1,637,290	—	—
Net change in unrealized appreciation or depreciation of investments	1,784,737	(67,364)	(1,430,220)	(146,519)	32,644
Net increase (decrease) in net assets resulting from operations	2,895,841	(66,446)	894,305	(160,194)	233,154

Contract transactions
Contract purchase payments	255,950	240,315	211,331	89,930	60,848
Net transfers(1)	(1,052,676)	3,997,818	(369,895)	43,625	(68,169)
Transfers for policy loans	9,434	—	(6,354)	827	8,061
Adjustments to net assets allocated to contracts in payment period	(27,422)	—	—	(775)	1,159
Contract charges	(33,567)	(306)	(13,404)	(1,372)	(2,211)
Contract terminations:
Surrender benefits	(2,371,299)	(106,204)	(1,235,696)	(202,892)	(446,077)
Death benefits	(182,572)	(8,596)	(45,514)	(7,735)	(34,768)
Increase (decrease) from contract transactions	(3,402,152)	4,123,027	(1,459,532)	(78,392)	(481,157)
Net assets at beginning of year	22,974,596	439,994	11,438,786	2,641,235	4,235,070
Net assets at end of year	$22,468,285	$4,496,575	$10,873,559	$2,402,649	$3,987,067

Accumulation unit activity
Units outstanding at beginning of year	15,056,861	408,598	7,076,811	2,166,434	2,730,496
Contract purchase payments	168,773	228,584	126,566	75,427	38,364
Net transfers(1)	(745,939)	3,776,462	(215,160)	35,354	(37,729)
Transfers for policy loans	(1,303)	—	(3,775)	645	5,565
Contract charges	(21,943)	(296)	(7,917)	(1,196)	(1,410)
Contract terminations:
Surrender benefits	(1,458,458)	(103,511)	(745,661)	(177,921)	(274,409)
Death benefits	(127,643)	(8,108)	(26,921)	(6,657)	(25,074)
Units outstanding at end of year	12,870,348	4,301,729	6,203,943	2,092,086	2,435,803

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$(41,765)	$(1,108)	$(79,122)	$(12,116)	$(24,481)
Net realized gain (loss) on sales of investments	254,512	(1,029)	622,754	141,139	217,684
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	268,345	560	485,391	5,246	(66,829)
Net increase (decrease) in net assets resulting from operations	481,092	(1,577)	1,029,023	134,269	126,374

Contract transactions
Contract purchase payments	95,878	19,984	1,005,044	16,524	27,254
Net transfers(1)	(29,888)	38,536	1,481,615	(13,084)	(39,387)
Transfers for policy loans	(1,516)	—	4,341	(2,844)	(4,498)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,132)
Contract charges	(3,591)	(7)	(3,115)	(618)	(1,819)
Contract terminations:
Surrender benefits	(333,031)	(6,722)	(1,577,554)	(185,223)	(286,944)
Death benefits	(12,995)	—	(362,896)	(40,552)	(128,088)
Increase (decrease) from contract transactions	(285,143)	51,791	547,435	(225,797)	(434,614)
Net assets at beginning of year	4,442,238	88,835	8,016,974	1,400,595	2,991,183
Net assets at end of year	$4,638,187	$139,049	$9,593,432	$1,309,067	$2,682,943

Accumulation unit activity
Units outstanding at beginning of year	2,411,791	93,483	5,400,387	825,399	1,353,300
Contract purchase payments	52,174	22,430	631,020	9,371	12,324
Net transfers(1)	(28,206)	42,517	768,264	(8,914)	(19,343)
Transfers for policy loans	(828)	—	3,271	(1,642)	(1,535)
Contract charges	(1,831)	(7)	(2,035)	(353)	(815)
Contract terminations:
Surrender benefits	(164,894)	(7,387)	(856,212)	(100,847)	(126,828)
Death benefits	(6,829)	—	(193,447)	(22,649)	(47,329)
Units outstanding at end of year	2,261,377	151,036	5,751,248	700,365	1,169,774

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
Operations
Investment income (loss) — net	$67,760	$(16,217)	$3,730	$266,025	$(56,685)
Net realized gain (loss) on sales of investments	32,024	(117,313)	3,270	22,378	1,392,157
Distributions from capital gains	—	—	4,212	—	587,329
Net change in unrealized appreciation or depreciation of investments	265,493	(173,509)	2,201	(324,931)	971,880
Net increase (decrease) in net assets resulting from operations	365,277	(307,039)	13,413	(36,528)	2,894,681

Contract transactions
Contract purchase payments	79,707	43,234	239,295	229,498	1,256,836
Net transfers(1)	(1,180,954)	(78,496)	108,958	(546,604)	97,413
Transfers for policy loans	(1,890)	1,071	(293)	3,700	(9,296)
Adjustments to net assets allocated to contracts in payment period	(6,513)	—	—	(635)	(9,807)
Contract charges	(5,658)	(1,138)	(381)	(10,998)	(17,508)
Contract terminations:
Surrender benefits	(796,410)	(155,581)	(32,199)	(1,074,977)	(2,937,128)
Death benefits	(72,810)	(2,111)	(90,642)	(51,994)	(178,705)
Increase (decrease) from contract transactions	(1,984,528)	(193,021)	224,738	(1,452,010)	(1,798,195)
Net assets at beginning of year	8,398,375	1,935,992	651,275	12,446,254	28,447,273
Net assets at end of year	$6,779,124	$1,435,932	$889,426	$10,957,716	$29,543,759

Accumulation unit activity
Units outstanding at beginning of year	6,906,574	2,533,769	652,553	9,715,821	17,970,843
Contract purchase payments	65,643	55,923	234,761	178,298	774,987
Net transfers(1)	(957,271)	(94,149)	105,735	(426,861)	36,710
Transfers for policy loans	(1,406)	1,307	(276)	2,841	(5,343)
Contract charges	(4,664)	(1,537)	(372)	(8,565)	(10,555)
Contract terminations:
Surrender benefits	(625,530)	(207,920)	(31,532)	(834,796)	(1,778,901)
Death benefits	(61,434)	(2,742)	(88,118)	(41,597)	(105,541)
Units outstanding at end of year	5,321,912	2,284,651	872,751	8,585,141	16,882,200

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
Operations
Investment income (loss) — net	$59,989	$(259,462)	$9,997	$23,059	$(33,701)
Net realized gain (loss) on sales of investments	438,877	1,207,110	128,679	41,638	(186,469)
Distributions from capital gains	2,514	710,333	1,408	21,811	—
Net change in unrealized appreciation or depreciation of investments	326,493	(196,682)	(646,553)	47,136	1,237,561
Net increase (decrease) in net assets resulting from operations	827,873	1,461,299	(506,469)	133,644	1,017,391

Contract transactions
Contract purchase payments	111,087	654,936	91,369	103,093	140,085
Net transfers(1)	(99,193)	(2,042,045)	175,089	(2,009,846)	(337,514)
Transfers for policy loans	(6,753)	2,365	(430)	(4,344)	(1,415)
Adjustments to net assets allocated to contracts in payment period	(5,344)	(2,050)	(269)	—	(885)
Contract charges	(4,517)	(20,593)	(2,418)	(2,047)	(5,093)
Contract terminations:
Surrender benefits	(938,608)	(3,002,352)	(586,439)	(359,737)	(572,954)
Death benefits	(11,956)	(202,979)	(77,557)	(27,181)	(85,794)
Increase (decrease) from contract transactions	(955,284)	(4,612,718)	(400,655)	(2,300,062)	(863,570)
Net assets at beginning of year	9,564,837	31,467,207	5,805,678	3,877,674	7,590,099
Net assets at end of year	$9,437,426	$28,315,788	$4,898,554	$1,711,256	$7,743,920

Accumulation unit activity
Units outstanding at beginning of year	5,189,662	11,593,658	3,466,182	3,939,000	4,820,279
Contract purchase payments	57,631	251,571	59,801	102,106	79,110
Net transfers(1)	(52,625)	(852,865)	114,567	(1,957,469)	(167,357)
Transfers for policy loans	(2,895)	702	207	(4,210)	(804)
Contract charges	(2,364)	(7,475)	(1,546)	(2,021)	(3,126)
Contract terminations:
Surrender benefits	(494,212)	(1,009,053)	(361,352)	(353,679)	(320,091)
Death benefits	(6,631)	(77,555)	(42,046)	(26,995)	(40,529)
Units outstanding at end of year	4,688,566	9,898,983	3,235,813	1,696,732	4,367,482

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
Operations
Investment income (loss) — net	$127,818	$128,597	$(28,369)	$27,684	$10,971
Net realized gain (loss) on sales of investments	17,248	470,021	483,267	(1,492)	590,817
Distributions from capital gains	—	62,406	777,333	—	1,952,393
Net change in unrealized appreciation or depreciation of investments	(76,080)	51,580	(1,276,950)	(24,539)	(1,105,753)
Net increase (decrease) in net assets resulting from operations	68,986	712,604	(44,719)	1,653	1,448,428

Contract transactions
Contract purchase payments	357,166	526,917	448,406	211,783	141,642
Net transfers(1)	2,095,386	(546,561)	(337,174)	383,841	(617,774)
Transfers for policy loans	—	1,215	(3,699)	(4,340)	(884)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(3,411)
Contract charges	(1,612)	(6,747)	(4,289)	(336)	(10,963)
Contract terminations:
Surrender benefits	(380,829)	(1,151,098)	(774,504)	(46,985)	(1,330,357)
Death benefits	—	(33,121)	(29,911)	—	(210,869)
Increase (decrease) from contract transactions	2,070,111	(1,209,395)	(701,171)	543,963	(2,032,616)
Net assets at beginning of year	1,924,804	12,253,818	10,690,795	440,626	12,582,595
Net assets at end of year	$4,063,901	$11,757,027	$9,944,905	$986,242	$11,998,407

Accumulation unit activity
Units outstanding at beginning of year	1,796,101	7,064,652	4,086,913	448,076	3,596,710
Contract purchase payments	318,394	299,661	174,712	213,050	39,310
Net transfers(1)	1,883,061	(311,852)	(117,239)	387,733	(172,343)
Transfers for policy loans	—	578	(1,564)	(4,308)	(277)
Contract charges	(1,434)	(3,903)	(1,614)	(336)	(2,963)
Contract terminations:
Surrender benefits	(336,207)	(602,727)	(272,528)	(47,307)	(358,249)
Death benefits	—	(20,043)	(8,514)	—	(61,537)
Units outstanding at end of year	3,659,915	6,426,366	3,860,166	996,908	3,040,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	GS VIT Multi- Strategy Alt, Advisor(2)	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
Operations
Investment income (loss) — net	$243	$35,459	$(34,865)	$(4,333)	$13,468
Net realized gain (loss) on sales of investments	(3)	467,385	329,802	614	925,839
Distributions from capital gains	5	304,251	—	21,198	—
Net change in unrealized appreciation or depreciation of investments	(1,035)	165,571	(36,082)	3,653	(172,915)
Net increase (decrease) in net assets resulting from operations	(790)	972,666	258,855	21,132	766,392

Contract transactions
Contract purchase payments	25,675	73,081	35,482	291,596	101,393
Net transfers(1)	4,957	(134,974)	(669,861)	(25,159)	(1,301,309)
Transfers for policy loans	—	(754)	122	—	1,369
Adjustments to net assets allocated to contracts in payment period	—	(698)	(510)	—	—
Contract charges	(2)	(14,131)	(14,170)	(137)	(24,293)
Contract terminations:
Surrender benefits	(74)	(670,109)	(345,177)	(4,117)	(1,059,320)
Death benefits	—	(110,436)	(63,043)	—	(138,284)
Increase (decrease) from contract transactions	30,556	(858,021)	(1,057,157)	262,183	(2,420,444)
Net assets at beginning of year	—	6,957,850	4,424,051	374,092	10,730,517
Net assets at end of year	$29,766	$7,072,495	$3,625,749	$657,407	$9,076,465

Accumulation unit activity
Units outstanding at beginning of year	—	4,777,357	3,298,130	379,367	6,427,809
Contract purchase payments	24,247	47,224	25,264	289,314	59,834
Net transfers(1)	4,983	(70,497)	(494,050)	(25,578)	(754,326)
Transfers for policy loans	—	(579)	89	—	802
Contract charges	(2)	(8,527)	(10,067)	(134)	(13,716)
Contract terminations:
Surrender benefits	—	(442,273)	(251,935)	(3,584)	(608,876)
Death benefits	—	(77,657)	(45,695)	—	(81,267)
Units outstanding at end of year	29,228	4,225,048	2,521,736	639,385	5,030,260

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

32	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
Operations
Investment income (loss) — net	$8,415	$(30,379)	$22,452	$(4,161)	$(14,301)
Net realized gain (loss) on sales of investments	48,584	213,451	161,832	18,236	91,817
Distributions from capital gains	—	129,595	—	—	—
Net change in unrealized appreciation or depreciation of investments	68,532	245,559	(214,972)	19,585	27,316
Net increase (decrease) in net assets resulting from operations	125,531	558,226	(30,688)	33,660	104,832

Contract transactions
Contract purchase payments	11,173	32,814	101,674	10,066	20,417
Net transfers(1)	(41,761)	64,933	268,672	(15,361)	50,575
Transfers for policy loans	292	(225)	(1,007)	164	195
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(632)	(2,704)	(5,309)	(238)	(659)
Contract terminations:
Surrender benefits	(58,214)	(229,903)	(405,303)	(38,329)	(260,163)
Death benefits	—	(57,171)	(40,775)	(421)	(23,949)
Increase (decrease) from contract transactions	(89,142)	(192,256)	(82,048)	(44,119)	(213,584)
Net assets at beginning of year	1,114,791	3,156,981	4,678,711	487,994	1,654,952
Net assets at end of year	$1,151,180	$3,522,951	$4,565,975	$477,535	$1,546,200

Accumulation unit activity
Units outstanding at beginning of year	795,358	1,708,791	2,890,444	367,542	1,251,447
Contract purchase payments	7,602	16,337	62,211	7,475	14,986
Net transfers(1)	(28,950)	30,448	169,696	(10,566)	38,067
Transfers for policy loans	203	(85)	(527)	119	158
Contract charges	(428)	(1,346)	(3,364)	(175)	(487)
Contract terminations:
Surrender benefits	(39,382)	(115,904)	(246,625)	(28,299)	(191,014)
Death benefits	—	(27,620)	(26,173)	(303)	(17,542)
Units outstanding at end of year	734,403	1,610,621	2,845,662	335,793	1,095,615

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
Operations
Investment income (loss) — net	$(11,754)	$(5,231)	$7,137	$2,475	$(6,588)
Net realized gain (loss) on sales of investments	75,681	(29,317)	264	204	56,614
Distributions from capital gains	116,275	139,849	—	1,639	51,126
Net change in unrealized appreciation or depreciation of investments	(43,655)	(178,282)	1,620	(3,570)	(36,042)
Net increase (decrease) in net assets resulting from operations	136,547	(72,981)	9,021	748	65,110

Contract transactions
Contract purchase payments	10,060	204,020	107,200	27,810	9,869
Net transfers(1)	(14,639)	578,809	118,784	69,647	(2,302)
Transfers for policy loans	823	(3,104)	(2,718)	—	293
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(2,748)	(441)	(66)	(41)	(315)
Contract terminations:
Surrender benefits	(88,852)	(102,489)	(589)	(366)	(111,392)
Death benefits	(6,436)	—	—	—	—
Increase (decrease) from contract transactions	(101,792)	676,795	222,611	97,050	(103,847)
Net assets at beginning of year	1,442,875	596,504	181,407	19,092	846,144
Net assets at end of year	$1,477,630	$1,200,318	$413,039	$116,890	$807,407

Accumulation unit activity
Units outstanding at beginning of year	1,199,821	494,990	183,137	14,681	1,017,508
Contract purchase payments	8,272	175,322	106,538	23,742	11,581
Net transfers(1)	(22,173)	484,457	117,321	57,890	2,345
Transfers for policy loans	700	(2,638)	(2,670)	—	319
Contract charges	(2,012)	(379)	(65)	(34)	(377)
Contract terminations:
Surrender benefits	(72,113)	(87,542)	(505)	—	(135,016)
Death benefits	(5,469)	—	—	—	—
Units outstanding at end of year	1,107,026	1,064,210	403,756	96,279	896,360

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
Operations
Investment income (loss) — net	$(33,241)	$58,538	$(49)	$(27,942)	$(21,502)
Net realized gain (loss) on sales of investments	370,307	13,562	454	340,061	167,349
Distributions from capital gains	360,711	274,470	14,662	269,889	520,982
Net change in unrealized appreciation or depreciation of investments	(168,223)	(686,577)	(12,455)	(139,157)	(912,902)
Net increase (decrease) in net assets resulting from operations	529,554	(340,007)	2,612	442,851	(246,073)

Contract transactions
Contract purchase payments	71,002	34,209	9,467	61,171	30,060
Net transfers(1)	(431,579)	(64,804)	265,702	(279,452)	(356,972)
Transfers for policy loans	(709)	(2,246)	—	(1,986)	(603)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(9,444)	(1,096)	(44)	(1,919)	(1,190)
Contract terminations:
Surrender benefits	(507,531)	(457,429)	(9,371)	(399,350)	(304,884)
Death benefits	(97,494)	—	—	—	(5,589)
Increase (decrease) from contract transactions	(975,755)	(491,366)	265,754	(621,536)	(639,178)
Net assets at beginning of year	5,225,439	3,025,740	38,959	4,765,043	3,124,585
Net assets at end of year	$4,779,238	$2,194,367	$307,325	$4,586,358	$2,239,334

Accumulation unit activity
Units outstanding at beginning of year	3,836,239	1,826,796	33,091	3,921,652	1,671,939
Contract purchase payments	51,447	20,282	8,371	46,009	17,038
Net transfers(1)	(309,389)	(47,041)	234,414	(253,126)	(206,228)
Transfers for policy loans	(492)	(1,492)	—	(836)	(283)
Contract charges	(6,745)	(674)	(39)	(1,529)	(667)
Contract terminations:
Surrender benefits	(362,003)	(284,523)	(7,829)	(346,292)	(174,991)
Death benefits	(69,904)	—	—	—	(3,325)
Units outstanding at end of year	3,139,153	1,513,348	268,008	3,365,878	1,303,483

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S(2)	NB AMT Intl Eq, Cl S
Operations
Investment income (loss) — net	$93,151	$(4,518)	$(20,556)	$(18)	$(7,847)
Net realized gain (loss) on sales of investments	415,326	106,706	63,415	1	35,944
Distributions from capital gains	349,465	—	300,119	—	—
Net change in unrealized appreciation or depreciation of investments	172,260	256,401	(332,029)	104	(82,744)
Net increase (decrease) in net assets resulting from operations	1,030,202	358,589	10,949	87	(54,647)

Contract transactions
Contract purchase payments	333,308	59,449	53,217	17,322	24,891
Net transfers(1)	(114,436)	(139,555)	(122,964)	1,413	(62,764)
Transfers for policy loans	(1,401)	(4,096)	(3,377)	—	(18)
Adjustments to net assets allocated to contracts in payment period	(2,258)	—	—	—	—
Contract charges	(5,936)	(3,020)	(1,466)	(2)	(2,289)
Contract terminations:
Surrender benefits	(944,568)	(263,967)	(130,653)	(74)	(134,953)
Death benefits	(9,409)	(10,037)	(3,340)	—	(7,787)
Increase (decrease) from contract transactions	(744,700)	(361,226)	(208,583)	18,659	(182,920)
Net assets at beginning of year	9,308,939	2,887,694	2,321,079	—	1,454,183
Net assets at end of year	$9,594,441	$2,885,057	$2,123,445	$18,746	$1,216,616

Accumulation unit activity
Units outstanding at beginning of year	3,640,383	2,352,785	1,246,276	—	1,279,314
Contract purchase payments	153,053	46,276	28,679	16,027	21,379
Net transfers(1)	(25,121)	(105,126)	(74,931)	1,434	(56,524)
Transfers for policy loans	(587)	(3,047)	(1,759)	—	6
Contract charges	(2,245)	(2,294)	(790)	(2)	(2,026)
Contract terminations:
Surrender benefits	(335,956)	(197,068)	(72,586)	—	(118,442)
Death benefits	(3,887)	(7,867)	(1,989)	—	(6,336)
Units outstanding at end of year	3,425,640	2,083,659	1,122,900	17,459	1,117,371

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

36	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
Operations
Investment income (loss) — net	$(4,512)	$925,587	$(7,843)	$539,490	$1,533
Net realized gain (loss) on sales of investments	328,729	336,475	137,402	(11,308)	(1,997)
Distributions from capital gains	302,041	—	388,867	—	—
Net change in unrealized appreciation or depreciation of investments	(548,267)	(660,682)	(235,198)	(499,561)	3,947
Net increase (decrease) in net assets resulting from operations	77,991	601,380	283,228	28,621	3,483

Contract transactions
Contract purchase payments	387,056	506,229	255,602	230,807	6,767
Net transfers(1)	(325,024)	(6,499,306)	32,485	(3,457,863)	(1,032)
Transfers for policy loans	(6,796)	(3,268)	297	(6,716)	—
Adjustments to net assets allocated to contracts in payment period	—	(6,821)	—	—	—
Contract charges	(1,983)	(31,114)	(1,121)	(13,102)	(21)
Contract terminations:
Surrender benefits	(788,600)	(3,602,493)	(166,654)	(1,358,884)	(9,918)
Death benefits	(29,479)	(364,442)	(3,473)	(171,869)	—
Increase (decrease) from contract transactions	(764,826)	(10,001,215)	117,136	(4,777,627)	(4,204)
Net assets at beginning of year	6,913,416	34,245,808	2,627,358	16,646,132	106,382
Net assets at end of year	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661

Accumulation unit activity
Units outstanding at beginning of year	3,914,226	23,225,515	1,362,976	11,695,630	111,858
Contract purchase payments	226,245	344,744	127,132	158,033	6,957
Net transfers(1)	(169,107)	(4,320,143)	15,884	(2,416,539)	(975)
Transfers for policy loans	(4,014)	(2,165)	80	(4,475)	—
Contract charges	(1,123)	(20,637)	(565)	(8,934)	(23)
Contract terminations:
Surrender benefits	(434,928)	(2,381,386)	(84,587)	(926,479)	(10,302)
Death benefits	(15,766)	(244,815)	(1,671)	(116,707)	—
Units outstanding at end of year	3,515,533	16,601,113	1,419,249	8,380,529	107,515

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
Operations
Investment income (loss) — net	$6,473	$140,199	$1,172	$(4,374)	$(912)
Net realized gain (loss) on sales of investments	(105)	73,696	26,377	58,613	1,618
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	7,119	186,882	(108,277)	44,993	(17,079)
Net increase (decrease) in net assets resulting from operations	13,487	400,777	(80,728)	99,232	(16,373)

Contract transactions
Contract purchase payments	70,760	17,604	8,821	8,713	32,104
Net transfers(1)	113,882	(12,314)	61,719	31,514	49,553
Transfers for policy loans	—	632	1,316	509	(1,670)
Adjustments to net assets allocated to contracts in payment period	—	—	(353)	—	—
Contract charges	(282)	(1,057)	(754)	(715)	(78)
Contract terminations:
Surrender benefits	(51,594)	(143,012)	(156,416)	(59,392)	(3,653)
Death benefits	—	(897)	—	(42,482)	—
Increase (decrease) from contract transactions	132,766	(139,044)	(85,667)	(61,853)	76,256
Net assets at beginning of year	289,985	1,594,502	1,148,462	803,326	67,813
Net assets at end of year	$436,238	$1,856,235	$982,067	$840,705	$127,696

Accumulation unit activity
Units outstanding at beginning of year	261,546	816,522	675,953	481,416	86,951
Contract purchase payments	72,449	7,643	5,232	4,982	36,250
Net transfers(1)	116,523	(8,919)	37,848	19,053	59,839
Transfers for policy loans	—	297	794	295	(1,774)
Contract charges	(287)	(478)	(455)	(408)	(79)
Contract terminations:
Surrender benefits	(49,963)	(61,709)	(92,046)	(34,131)	(3,035)
Death benefits	—	(447)	—	(23,592)	—
Units outstanding at end of year	400,268	752,909	627,326	447,615	178,152

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
Operations
Investment income (loss) — net	$(506,730)	$(729,666)	$1,055	$(96,097)	$(440,600)
Net realized gain (loss) on sales of investments	2,302,282	9,484,504	(1,392)	(102,458)	1,288,046
Distributions from capital gains	—	—	15,499	—	—
Net change in unrealized appreciation or depreciation of investments	535,392	(5,256,775)	15,571	987,720	478,288
Net increase (decrease) in net assets resulting from operations	2,330,944	3,498,063	30,733	789,165	1,325,734

Contract transactions
Contract purchase payments	3,449,550	1,372,789	44,613	87,679	1,570,258
Net transfers(1)	(4,687,751)	(19,253,526)	85,673	(1,404,831)	(8,977,480)
Transfers for policy loans	(67,570)	21,480	392	(332)	31,133
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(343,948)	(401,202)	(67)	(25,950)	(294,523)
Contract terminations:
Surrender benefits	(1,403,651)	(5,170,404)	(12,550)	(950,750)	(1,471,963)
Death benefits	(297,008)	(518,175)	—	(107,203)	(590,300)
Increase (decrease) from contract transactions	(3,350,378)	(23,949,038)	118,061	(2,401,387)	(9,732,875)
Net assets at beginning of year	54,067,589	89,784,703	173,111	11,436,722	47,607,926
Net assets at end of year	$53,048,155	$69,333,728	$321,905	$9,824,500	$39,200,785

Accumulation unit activity
Units outstanding at beginning of year	37,290,930	61,784,757	166,804	8,944,916	41,211,670
Contract purchase payments	2,342,452	931,088	45,314	66,355	1,348,412
Net transfers(1)	(3,208,376)	(12,983,233)	85,934	(1,060,202)	(7,695,819)
Transfers for policy loans	(44,798)	14,363	412	(248)	26,255
Contract charges	(232,499)	(272,140)	(68)	(19,225)	(250,139)
Contract terminations:
Surrender benefits	(944,425)	(3,474,358)	(12,476)	(708,534)	(1,244,175)
Death benefits	(208,507)	(358,634)	—	(82,326)	(509,214)
Units outstanding at end of year	34,994,777	45,641,843	285,920	7,140,736	32,886,990

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$(654,397)	$(566)	$(4,440,119)	$(7,595,400)	$(2,081,467)
Net realized gain (loss) on sales of investments	3,831,354	312	8,871,520	28,651,935	6,605,918
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(900,695)	(17,952)	12,493,357	11,037,074	4,161,867
Net increase (decrease) in net assets resulting from operations	2,276,262	(18,206)	16,924,758	32,093,609	8,686,318

Contract transactions
Contract purchase payments	307,170	33,480	14,115,971	3,328,803	10,560,775
Net transfers(1)	(15,271,079)	52,424	16,147,498	7,708,749	(11,477,471)
Transfers for policy loans	(7,701)	(918)	(52,580)	87,428	(22,265)
Adjustments to net assets allocated to contracts in payment period	—	—	(60,057)	—	(7,927)
Contract charges	(389,543)	(16)	(3,385,410)	(4,816,670)	(1,742,548)
Contract terminations:
Surrender benefits	(6,181,917)	(284)	(16,434,010)	(49,492,347)	(6,077,308)
Death benefits	(1,506,431)	—	(3,096,146)	(6,845,849)	(631,755)
Increase (decrease) from contract transactions	(23,049,501)	84,686	7,235,266	(50,029,886)	(9,398,499)
Net assets at beginning of year	81,081,402	33,186	416,741,770	807,837,755	216,294,492
Net assets at end of year	$60,308,163	$99,666	$440,901,794	$789,901,478	$215,582,311

Accumulation unit activity
Units outstanding at beginning of year	69,977,123	34,455	317,346,277	612,889,724	155,923,229
Contract purchase payments	260,569	37,337	10,633,322	2,471,092	7,502,529
Net transfers(1)	(12,967,929)	59,779	12,075,712	5,824,508	(8,158,937)
Transfers for policy loans	(6,373)	(922)	(39,181)	65,685	(15,895)
Contract charges	(329,886)	(18)	(2,525,144)	(3,580,109)	(1,233,580)
Contract terminations:
Surrender benefits	(5,249,854)	(81)	(12,253,226)	(36,723,749)	(4,271,750)
Death benefits	(1,282,627)	—	(2,305,287)	(5,116,899)	(444,306)
Units outstanding at end of year	50,401,023	130,550	322,932,473	575,830,252	149,301,290

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2(2)	VP Multi-Mgr Int Rate Adapt, Cl 2(2)
Operations
Investment income (loss) — net	$(3,033,532)	$(1,130,866)	$(1,686,584)	$11	$36
Net realized gain (loss) on sales of investments	36,523,435	3,670,002	9,075,759	—	—
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(20,273,173)	1,436,177	(860,757)	(78)	(105)
Net increase (decrease) in net assets resulting from operations	13,216,730	3,975,313	6,528,418	(67)	(69)

Contract transactions
Contract purchase payments	3,101,633	3,519,042	828,304	6,650	8,523
Net transfers(1)	(91,835,879)	(10,601,937)	(17,790,309)	—	2,800
Transfers for policy loans	24,141	7,398	(12,350)	—	—
Adjustments to net assets allocated to contracts in payment period	—	—	(85,230)	—	—
Contract charges	(1,595,688)	(699,772)	(945,197)	—	—
Contract terminations:
Surrender benefits	(21,222,284)	(4,839,490)	(13,154,534)	(75)	(75)
Death benefits	(1,739,757)	(1,814,715)	(2,621,934)	—	—
Increase (decrease) from contract transactions	(113,267,834)	(14,429,474)	(33,781,250)	6,575	11,248
Net assets at beginning of year	386,166,802	114,337,916	192,967,191	—	—
Net assets at end of year	$286,115,698	$103,883,755	$165,714,359	$6,508	$11,179

Accumulation unit activity
Units outstanding at beginning of year	277,714,649	93,173,607	156,063,323	—	—
Contract purchase payments	2,194,507	2,853,252	662,805	4,999	6,890
Net transfers(1)	(65,208,147)	(8,455,624)	(14,288,897)	—	2,811
Transfers for policy loans	15,840	5,905	(10,187)	—	—
Contract charges	(1,126,934)	(557,142)	(749,603)	—	—
Contract terminations:
Surrender benefits	(14,972,577)	(3,847,912)	(10,431,556)	—	—
Death benefits	(1,221,994)	(1,504,388)	(2,093,656)	—	—
Units outstanding at end of year	197,395,344	81,667,698	129,152,229	4,999	9,701

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period June 30, 2014 (commencement of operations) to Dec. 31, 2014.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
Operations
Investment income (loss) — net	$(72,887)	$691	$(30,081)	$(6,759)	$(3,890)
Net realized gain (loss) on sales of investments	863,638	236	355,815	68,722	(480)
Distributions from capital gains	—	20	—	—	—
Net change in unrealized appreciation or depreciation of investments	(719,763)	(1,875)	11,373	12,107	1,527
Net increase (decrease) in net assets resulting from operations	70,988	(928)	337,107	74,070	(2,843)

Contract transactions
Contract purchase payments	109,920	45,240	59,571	8,650	43,881
Net transfers(1)	(553,227)	13,572	(400,002)	69,629	773,285
Transfers for policy loans	(791)	—	(2,866)	(5,862)	260
Adjustments to net assets allocated to contracts in payment period	—	—	—	(10)	—
Contract charges	(15,617)	(2)	(9,653)	(499)	(586)
Contract terminations:
Surrender benefits	(1,081,899)	(10,271)	(399,225)	(68,204)	(12,103)
Death benefits	(132,414)	—	(47,448)	(24,217)	—
Increase (decrease) from contract transactions	(1,674,028)	48,539	(799,623)	(20,513)	804,737
Net assets at beginning of year	9,256,432	35,050	3,668,801	686,658	256,053
Net assets at end of year	$7,653,392	$82,661	$3,206,285	$740,215	$1,057,947

Accumulation unit activity
Units outstanding at beginning of year	3,557,366	31,746	2,772,987	379,414	254,547
Contract purchase payments	50,097	43,412	44,194	4,545	43,216
Net transfers(1)	(218,821)	13,065	(294,790)	35,333	766,680
Transfers for policy loans	(452)	—	(2,156)	(3,086)	258
Contract charges	(6,290)	(2)	(7,030)	(265)	(582)
Contract terminations:
Surrender benefits	(433,321)	(9,729)	(289,780)	(36,194)	(12,021)
Death benefits	(55,760)	—	(35,084)	(12,555)	—
Units outstanding at end of year	2,892,819	78,492	2,188,341	367,192	1,052,098

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
Operations
Investment income (loss) — net	$86,251	$(197,038)	$15,998	$47,883	$(35,435)
Net realized gain (loss) on sales of investments	376,522	930,746	119,975	44,590	324,140
Distributions from capital gains	1,793,584	2,766,784	—	62,241	—
Net change in unrealized appreciation or depreciation of investments	(3,063,395)	(2,731,358)	231,660	(327,477)	87,882
Net increase (decrease) in net assets resulting from operations	(807,038)	769,134	367,633	(172,763)	376,587

Contract transactions
Contract purchase payments	273,839	303,353	40,899	50,628	60,046
Net transfers(1)	(780,250)	(911,395)	(56,082)	(14,128)	(424,403)
Transfers for policy loans	(2,510)	5,668	(29,093)	(1,290)	2,189
Adjustments to net assets allocated to contracts in payment period	(1,090)	(3,830)	—	(1,176)	(5,343)
Contract charges	(15,674)	(16,443)	(1,527)	(4,313)	(1,673)
Contract terminations:
Surrender benefits	(1,437,747)	(2,682,625)	(300,739)	(256,042)	(308,263)
Death benefits	(114,447)	(230,639)	(8,521)	(27,327)	(55,830)
Increase (decrease) from contract transactions	(2,077,879)	(3,535,911)	(355,063)	(253,648)	(733,277)
Net assets at beginning of year	17,197,837	23,957,550	2,356,545	2,938,435	4,348,458
Net assets at end of year	$14,312,920	$21,190,773	$2,369,115	$2,512,024	$3,991,768

Accumulation unit activity
Units outstanding at beginning of year	7,611,480	9,198,840	1,346,797	2,150,400	2,086,816
Contract purchase payments	122,616	117,818	21,648	38,469	29,463
Net transfers(1)	(341,545)	(347,136)	(29,482)	(11,236)	(199,960)
Transfers for policy loans	(1,426)	1,944	(15,247)	(882)	964
Contract charges	(6,915)	(6,375)	(807)	(3,516)	(784)
Contract terminations:
Surrender benefits	(638,207)	(982,635)	(161,074)	(199,554)	(143,411)
Death benefits	(45,980)	(92,008)	(4,839)	(22,895)	(22,351)
Units outstanding at end of year	6,700,023	7,890,448	1,156,996	1,950,786	1,750,737

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended Dec. 31, 2014 (continued)	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$(36,285)	$17,985
Net realized gain (loss) on sales of investments	243,251	(256)
Distributions from capital gains	357,060	—
Net change in unrealized appreciation or depreciation of investments	(716,793)	(35,046)
Net increase (decrease) in net assets resulting from operations	(152,767)	(17,317)

Contract transactions
Contract purchase payments	241,835	29,961
Net transfers(1)	(364,180)	216,635
Transfers for policy loans	(25)	—
Adjustments to net assets allocated to contracts in payment period	—	—
Contract charges	(1,869)	(20)
Contract terminations:
Surrender benefits	(397,537)	(1,815)
Death benefits	(62,318)	—
Increase (decrease) from contract transactions	(584,094)	244,761
Net assets at beginning of year	4,545,206	53,161
Net assets at end of year	$3,808,345	$280,605

Accumulation unit activity
Units outstanding at beginning of year	1,987,748	50,929
Contract purchase payments	116,987	28,809
Net transfers(1)	(179,409)	204,197
Transfers for policy loans	18	—
Contract charges	(884)	(19)
Contract terminations:
Surrender benefits	(181,231)	(1,449)
Death benefits	(28,034)	—
Units outstanding at end of year	1,715,195	282,467

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013	AB VPS Dyn Asset Alloc, Cl B(2)	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III(3)
Operations
Investment income (loss) — net	$(12)	$(12,049)	$16,292	$547,337	$(947)
Net realized gain (loss) on sales of investments	1	23,121	243,793	(393,941)	196
Distributions from capital gains	6	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	227	253,010	1,632,093	2,071,986	24,768
Net increase (decrease) in net assets resulting from operations	222	264,082	1,892,178	2,225,382	24,017

Contract transactions
Contract purchase payments	1,650	71,504	122,056	244,581	58,016
Net transfers(1)	6,741	(160,138)	70,850	(955,676)	278,430
Transfers for policy loans	—	253	4,605	4,289	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	(4,074)	(29)
Contract charges	(6)	(1,619)	(3,958)	(15,166)	(57)
Contract terminations:
Surrender benefits	—	(53,687)	(965,889)	(1,504,412)	(8,703)
Death benefits	—	(12,892)	(45,414)	(140,620)	—
Increase (decrease) from contract transactions	8,385	(156,579)	(817,750)	(2,371,078)	327,657
Net assets at beginning of year	—	1,313,879	6,083,749	11,543,261	—
Net assets at end of year	$8,607	$1,421,382	$7,158,177	$11,397,565	$351,674

Accumulation unit activity
Units outstanding at beginning of year	—	1,161,392	4,694,062	8,975,143	—
Contract purchase payments	—	58,837	83,982	197,047	57,062
Net transfers(1)	6,450	(136,764)	57,120	(729,824)	280,230
Transfers for policy loans	—	204	2,926	6,100	—
Contract charges	(5)	(1,319)	(2,609)	(10,153)	(57)
Contract terminations:
Surrender benefits	—	(44,807)	(637,333)	(977,200)	(8,054)
Death benefits	—	(10,363)	(28,373)	(93,072)	—
Units outstanding at end of year	6,445	1,027,180	4,169,775	7,368,041	329,181

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
Operations
Investment income (loss) — net	$15,855	$6,889	$(14,132)	$95,206	$17,086
Net realized gain (loss) on sales of investments	87,756	230,285	128,655	427,884	17,285
Distributions from capital gains	—	70,233	—	—	136,761
Net change in unrealized appreciation or depreciation of investments	298,440	902,295	725,487	3,619,177	82,249
Net increase (decrease) in net assets resulting from operations	402,051	1,209,702	840,010	4,142,267	253,381

Contract transactions
Contract purchase payments	23,274	77,911	30,315	444,994	130,530
Net transfers(1)	(9,051)	80,406	(47,075)	(539,806)	2,936,316
Transfers for policy loans	(1,891)	716	178	(7,439)	—
Adjustments to net assets allocated to contracts in payment period	(186)	—	—	(4,094)	—
Contract charges	(798)	(2,868)	(2,112)	(7,547)	(851)
Contract terminations:
Surrender benefits	(313,417)	(422,363)	(156,724)	(1,707,389)	(224,625)
Death benefits	(23,347)	(33,223)	(4,824)	(95,008)	(6,259)
Increase (decrease) from contract transactions	(325,416)	(299,421)	(180,242)	(1,916,289)	2,835,111
Net assets at beginning of year	2,066,341	4,356,187	2,472,049	14,452,119	567,428
Net assets at end of year	$2,142,976	$5,266,468	$3,131,817	$16,678,097	$3,655,920

Accumulation unit activity
Units outstanding at beginning of year	1,430,755	3,310,469	1,994,433	9,740,810	551,006
Contract purchase payments	14,709	49,953	20,723	268,364	119,791
Net transfers(1)	(7,172)	41,241	(39,915)	(300,853)	2,670,804
Transfers for policy loans	(1,298)	513	126	(3,911)	—
Contract charges	(503)	(1,896)	(1,444)	(4,330)	(760)
Contract terminations:
Surrender benefits	(203,101)	(287,577)	(111,128)	(951,585)	(198,861)
Death benefits	(13,189)	(19,251)	(3,925)	(54,812)	(5,750)
Units outstanding at end of year	1,220,201	3,093,452	1,858,870	8,693,683	3,136,230

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2(2)	Col VP Contrarian Core, Cl 2(3)
Operations
Investment income (loss) — net	$2,356	$(112,988)	$(157,556)	$(217)	$(344)
Net realized gain (loss) on sales of investments	43,816	374,909	1,168	(3)	442
Distributions from capital gains	137,719	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	76,068	1,621,974	(1,167)	(1,344)	12,398
Net increase (decrease) in net assets resulting from operations	259,959	1,883,895	(157,555)	(1,564)	12,496

Contract transactions
Contract purchase payments	23,586	313,607	879,673	32,643	10,540
Net transfers(1)	8,460	552,340	(2,777,338)	21,828	161,672
Transfers for policy loans	(581)	14,996	57,777	—	—
Adjustments to net assets allocated to contracts in payment period	—	(19,535)	(2,405)	—	—
Contract charges	(830)	(6,790)	(12,173)	(2)	(5)
Contract terminations:
Surrender benefits	(265,630)	(1,165,844)	(3,344,249)	(147)	(8,394)
Death benefits	—	(82,297)	(134,197)	—	—
Increase (decrease) from contract transactions	(234,995)	(393,523)	(5,332,912)	54,322	163,813
Net assets at beginning of year	1,600,715	9,566,032	19,717,362	—	—
Net assets at end of year	$1,625,679	$11,056,404	$14,226,895	$52,758	$176,309

Accumulation unit activity
Units outstanding at beginning of year	1,360,255	6,128,075	17,758,128	—	—
Contract purchase payments	18,219	215,358	807,056	32,645	9,212
Net transfers(1)	6,388	358,160	(2,572,143)	22,864	143,066
Transfers for policy loans	(350)	7,271	51,316	—	—
Contract charges	(634)	(4,021)	(11,028)	(3)	(4)
Contract terminations:
Surrender benefits	(205,306)	(719,091)	(3,014,481)	—	(7,082)
Death benefits	—	(47,256)	(124,642)	—	—
Units outstanding at end of year	1,178,572	5,938,496	12,894,206	55,506	145,192

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Core Bond, Cl 2(2)	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2(3)	Col VP Emer Mkts, Cl 3
Operations
Investment income (loss) — net	$(5)	$1,537,068	$(358,798)	$3,779	$(59,611)
Net realized gain (loss) on sales of investments	—	152,364	1,885,070	(760)	447,719
Distributions from capital gains	—	1,965,453	—	242	—
Net change in unrealized appreciation or depreciation of investments	(94)	(5,196,050)	6,985,641	(7,850)	(837,408)
Net increase (decrease) in net assets resulting from operations	(99)	(1,541,165)	8,511,913	(4,589)	(449,300)

Contract transactions
Contract purchase payments	1,650	394,148	577,450	11,601	284,859
Net transfers(1)	4,345	(7,974,036)	(1,382,811)	185,735	(418,804)
Transfers for policy loans	—	1,801	(4,963)	—	22,363
Adjustments to net assets allocated to contracts in payment period	—	(21,894)	(23,241)	—	(3,361)
Contract charges	—	(59,705)	(29,881)	(115)	(15,917)
Contract terminations:
Surrender benefits	—	(5,560,789)	(4,433,023)	(790)	(1,530,580)
Death benefits	—	(501,400)	(310,983)	—	(125,240)
Increase (decrease) from contract transactions	5,995	(13,721,875)	(5,607,452)	196,431	(1,786,680)
Net assets at beginning of year	—	53,681,574	35,725,813	—	15,698,778
Net assets at end of year	$5,896	$38,418,534	$38,630,274	$191,842	$13,462,798

Accumulation unit activity
Units outstanding at beginning of year	—	33,305,917	21,896,098	—	7,079,354
Contract purchase payments	—	253,919	307,097	10,845	146,258
Net transfers(1)	4,527	(5,260,754)	(742,041)	200,583	(219,203)
Transfers for policy loans	—	356	(3,473)	—	11,641
Contract charges	—	(38,655)	(17,639)	(122)	(7,021)
Contract terminations:
Surrender benefits	—	(3,453,027)	(2,291,742)	(504)	(663,778)
Death benefits	—	(318,096)	(158,507)	—	(50,561)
Units outstanding at end of year	4,527	24,489,660	18,989,793	210,802	6,296,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

(3)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

48	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$743,609	$1,074,849	$1,390,990	$33,953	$(37,665)
Net realized gain (loss) on sales of investments	(79,787)	431,223	(269,920)	126,536	241,922
Distributions from capital gains	101,811	—	1,099,750	—	—
Net change in unrealized appreciation or depreciation of investments	(2,160,653)	(539,549)	(1,792,981)	1,039,946	899,687
Net increase (decrease) in net assets resulting from operations	(1,395,020)	966,523	427,839	1,200,435	1,103,944

Contract transactions
Contract purchase payments	130,218	152,586	90,421	82,564	112,827
Net transfers(1)	(1,797,882)	(379,259)	(1,460,868)	(57,960)	(242,529)
Transfers for policy loans	(2,315)	(705)	(1,829)	9,441	(9,894)
Adjustments to net assets allocated to contracts in payment period	(2,179)	(11,586)	(1,880)	(6,465)	(2,056)
Contract charges	(18,185)	(9,961)	(18,425)	(3,178)	(5,620)
Contract terminations:
Surrender benefits	(1,615,589)	(2,917,684)	(1,028,415)	(624,111)	(403,558)
Death benefits	(113,036)	(179,923)	(117,149)	(54,990)	(34,693)
Increase (decrease) from contract transactions	(3,418,968)	(3,346,532)	(2,538,145)	(654,699)	(585,523)
Net assets at beginning of year	17,482,014	20,697,312	12,200,707	6,111,902	4,073,477
Net assets at end of year	$12,668,026	$18,317,303	$10,090,401	$6,657,638	$4,591,898

Accumulation unit activity
Units outstanding at beginning of year	9,863,758	9,759,131	7,235,143	4,915,375	5,859,612
Contract purchase payments	78,446	71,184	52,830	59,603	145,828
Net transfers(1)	(1,142,884)	(192,024)	(857,831)	(39,786)	(300,949)
Transfers for policy loans	(1,432)	(900)	(1,027)	5,918	(16,645)
Contract charges	(11,159)	(4,651)	(10,784)	(2,362)	(6,920)
Contract terminations:
Surrender benefits	(921,416)	(1,311,754)	(592,750)	(471,101)	(549,330)
Death benefits	(65,996)	(78,970)	(68,180)	(36,600)	(44,799)
Units outstanding at end of year	7,799,317	8,242,016	5,757,401	4,431,047	5,086,797

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Lg Core Quan, Cl 3	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3
Operations
Investment income (loss) — net	$(229,258)	$(73,282)	$(11,316)	$(43,916)	$(36,412)
Net realized gain (loss) on sales of investments	698,969	810,136	(15,942)	187,396	194,143
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	5,604,731	2,447,500	456,343	885,786	1,065,485
Net increase (decrease) in net assets resulting from operations	6,074,442	3,184,354	429,085	1,029,266	1,223,216

Contract transactions
Contract purchase payments	249,102	197,733	85,787	64,373	63,932
Net transfers(1)	(1,059,436)	(1,042,606)	72,510	(151,381)	137,517
Transfers for policy loans	17,454	3,609	(3,790)	11,073	(139)
Adjustments to net assets allocated to contracts in payment period	(26,832)	—	(786)	(4,443)	—
Contract charges	(38,936)	(15,120)	(1,571)	(2,420)	(3,836)
Contract terminations:
Surrender benefits	(2,289,892)	(963,665)	(186,291)	(404,389)	(359,688)
Death benefits	(196,583)	(116,286)	(12,972)	(78,395)	(44,364)
Increase (decrease) from contract transactions	(3,345,123)	(1,936,335)	(47,113)	(565,582)	(206,578)
Net assets at beginning of year	20,245,277	10,190,767	2,259,263	3,771,386	3,425,600
Net assets at end of year	$22,974,596	$11,438,786	$2,641,235	$4,235,070	$4,442,238

Accumulation unit activity
Units outstanding at beginning of year	17,790,938	8,483,963	2,207,192	3,123,359	2,521,410
Contract purchase payments	191,265	142,045	79,880	46,482	39,866
Net transfers(1)	(900,353)	(762,278)	65,312	(105,898)	91,394
Transfers for policy loans	7,966	2,596	(2,948)	8,756	(23)
Contract charges	(30,632)	(10,615)	(1,423)	(1,764)	(2,334)
Contract terminations:
Surrender benefits	(1,855,943)	(695,055)	(170,028)	(287,099)	(212,859)
Death benefits	(146,380)	(83,845)	(11,551)	(53,340)	(25,663)
Units outstanding at end of year	15,056,861	7,076,811	2,166,434	2,730,496	2,411,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Col VP Div Abs Return, Cl 2(2)	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3
Operations
Investment income (loss) — net	$(333)	$(67,916)	$(10,557)	$(22,110)	$(27,509)
Net realized gain (loss) on sales of investments	(15)	710,275	95,914	138,443	24,649
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(643)	1,354,958	274,874	821,643	(288,827)
Net increase (decrease) in net assets resulting from operations	(991)	1,997,317	360,231	937,976	(291,687)

Contract transactions
Contract purchase payments	1,438	775,872	12,200	28,234	97,161
Net transfers(1)	89,753	(397,946)	116,619	397,541	(1,801,402)
Transfers for policy loans	—	13,448	142	765	(3,811)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,003)	(6,701)
Contract charges	(7)	(3,113)	(573)	(1,688)	(6,145)
Contract terminations:
Surrender benefits	(1,358)	(1,111,530)	(92,920)	(393,286)	(1,689,499)
Death benefits	—	—	(9,972)	—	(262,604)
Increase (decrease) from contract transactions	89,826	(723,269)	25,496	30,563	(3,673,001)
Net assets at beginning of year	—	6,742,926	1,014,868	2,022,644	12,363,063
Net assets at end of year	$88,835	$8,016,974	$1,400,595	$2,991,183	$8,398,375

Accumulation unit activity
Units outstanding at beginning of year	—	5,966,435	818,409	1,320,884	9,924,056
Contract purchase payments	1,297	562,274	8,415	14,136	78,990
Net transfers(1)	93,526	(271,690)	67,697	221,546	(1,511,675)
Transfers for policy loans	—	10,461	100	425	(2,921)
Contract charges	(7)	(2,418)	(389)	(885)	(5,126)
Contract terminations:
Surrender benefits	(1,333)	(864,675)	(62,179)	(202,806)	(1,348,997)
Death benefits	—	—	(6,654)	—	(227,753)
Units outstanding at end of year	93,483	5,400,387	825,399	1,353,300	6,906,574

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See	accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl 2
Operations
Investment income (loss) — net	$(20,559)	$4,952	$300,087	$(22,818)	$67,125
Net realized gain (loss) on sales of investments	(291,951)	(1,862)	45,190	794,142	437,558
Distributions from capital gains	—	—	70,054	7,542	—
Net change in unrealized appreciation or depreciation of investments	36,863	(7,093)	(86,083)	5,950,878	2,026,093
Net increase (decrease) in net assets resulting from operations	(275,647)	(4,003)	329,248	6,729,744	2,530,776

Contract transactions
Contract purchase payments	53,778	97,942	141,962	858,163	106,562
Net transfers(1)	(222,040)	286,891	2,129,427	614,569	(228,461)
Transfers for policy loans	917	46	(558)	3,897	6,477
Adjustments to net assets allocated to contracts in payment period	—	—	(655)	(8,541)	(4,734)
Contract charges	(1,675)	(321)	(12,499)	(16,560)	(4,763)
Contract terminations:
Surrender benefits	(320,799)	(32,596)	(1,117,257)	(3,050,606)	(1,201,382)
Death benefits	(7,824)	(7,507)	(46,659)	(65,823)	(147,067)
Increase (decrease) from contract transactions	(497,643)	344,455	1,093,761	(1,664,901)	(1,473,368)
Net assets at beginning of year	2,709,282	310,823	11,023,245	23,382,430	8,507,429
Net assets at end of year	$1,935,992	$651,275	$12,446,254	$28,447,273	$9,564,837

Accumulation unit activity
Units outstanding at beginning of year	3,157,013	310,157	8,845,277	19,206,599	6,107,590
Contract purchase payments	66,414	98,346	111,884	614,524	64,607
Net transfers(1)	(279,218)	284,677	1,681,592	442,509	(143,724)
Transfers for policy loans	1,070	46	(395)	2,325	4,080
Contract charges	(2,124)	(320)	(9,860)	(11,786)	(2,927)
Contract terminations:
Surrender benefits	(399,485)	(32,827)	(875,803)	(2,235,930)	(749,229)
Death benefits	(9,901)	(7,526)	(36,874)	(47,398)	(90,735)
Units outstanding at end of year	2,533,769	652,553	9,715,821	17,970,843	5,189,662

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2(2)	FTVIPT Frank Global Real Est, Cl 2	FTVIPT Frank Inc, Cl 2(2)
Operations
Investment income (loss) — net	$(180,061)	$9,743	$139,499	$291,612	$(2,633)
Net realized gain (loss) on sales of investments	1,107,562	65,771	3,576	(270,934)	2,569
Distributions from capital gains	3,749,278	19,982	31,606	—	—
Net change in unrealized appreciation or depreciation of investments	3,966,347	1,293,849	(106,477)	109,342	75,836
Net increase (decrease) in net assets resulting from operations	8,643,126	1,389,345	68,204	130,020	75,772

Contract transactions
Contract purchase payments	589,044	81,777	32,973	123,086	48,732
Net transfers(1)	(986,836)	267,600	3,902,332	188,595	1,834,406
Transfers for policy loans	6,035	4,618	—	4,851	—
Adjustments to net assets allocated to contracts in payment period	(1,802)	(259)	—	(861)	—
Contract charges	(24,851)	(2,483)	(705)	(5,480)	(191)
Contract terminations:
Surrender benefits	(3,450,709)	(711,293)	(125,130)	(832,915)	(33,915)
Death benefits	(140,923)	(16,735)	—	(64,465)	—
Increase (decrease) from contract transactions	(4,010,042)	(376,775)	3,809,470	(587,189)	1,849,032
Net assets at beginning of year	26,834,123	4,793,108	—	8,047,268	—
Net assets at end of year	$31,467,207	$5,805,678	$3,877,674	$7,590,099	$1,924,804

Accumulation unit activity
Units outstanding at beginning of year	13,019,430	3,619,199	—	5,008,283	—
Contract purchase payments	294,441	59,028	32,285	73,543	45,975
Net transfers(1)	(357,274)	256,367	4,034,805	228,952	1,782,377
Transfers for policy loans	3,410	3,406	—	2,470	—
Contract charges	(10,834)	(1,732)	(723)	(3,523)	(183)
Contract terminations:
Surrender benefits	(1,299,159)	(458,572)	(127,367)	(454,462)	(32,068)
Death benefits	(56,356)	(11,514)	—	(34,984)	—
Units outstanding at end of year	11,593,658	3,466,182	3,939,000	4,820,279	1,796,101

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See	accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2(2)	GS VIT Mid Cap Val, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$131,774	$40,284	$5,818	$(7,081)	$14,668
Net realized gain (loss) on sales of investments	311,219	600,666	(2,307)	491,745	271,369
Distributions from capital gains	—	164,967	1,928	957,591	—
Net change in unrealized appreciation or depreciation of investments	2,331,367	2,156,135	(3,917)	1,888,461	1,746,432
Net increase (decrease) in net assets resulting from operations	2,774,360	2,962,052	1,522	3,330,716	2,032,469

Contract transactions
Contract purchase payments	316,904	196,790	68,028	165,161	110,453
Net transfers(1)	(461,494)	(278,820)	372,849	(577,520)	(453,110)
Transfers for policy loans	(8,341)	2,513	—	(6,955)	418
Adjustments to net assets allocated to contracts in payment period	—	—	—	(3,122)	(603)
Contract charges	(6,825)	(4,540)	(299)	(12,068)	(16,550)
Contract terminations:
Surrender benefits	(1,166,708)	(1,231,229)	(1,474)	(1,499,388)	(692,167)
Death benefits	(81,081)	(66,842)	—	(116,854)	(58,327)
Increase (decrease) from contract transactions	(1,407,545)	(1,382,128)	439,104	(2,050,746)	(1,109,886)
Net assets at beginning of year	10,887,003	9,110,871	—	11,302,625	6,035,267
Net assets at end of year	$12,253,818	$10,690,795	$440,626	$12,582,595	$6,957,850

Accumulation unit activity
Units outstanding at beginning of year	7,938,659	4,575,183	—	4,252,377	5,647,127
Contract purchase payments	203,816	94,261	68,803	55,052	90,512
Net transfers(1)	(296,055)	(87,177)	380,611	(185,019)	(359,208)
Transfers for policy loans	(5,598)	1,016	—	(2,059)	337
Contract charges	(4,503)	(1,935)	(300)	(3,793)	(11,963)
Contract terminations:
Surrender benefits	(713,523)	(466,619)	(1,038)	(479,423)	(543,597)
Death benefits	(58,144)	(27,816)	—	(40,425)	(45,851)
Units outstanding at end of year	7,064,652	4,086,913	448,076	3,596,710	4,777,357

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See	accompanying notes to financial statements.

54	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II(2)	Invesco VI Comstock, Ser II	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II
Operations
Investment income (loss) — net	$(27,301)	$1,491	$53,144	$14,322	$(10,320)
Net realized gain (loss) on sales of investments	161,907	(1,344)	665,271	28,321	171,216
Distributions from capital gains	—	5,129	—	—	—
Net change in unrealized appreciation or depreciation of investments	1,262,120	(6,795)	2,350,211	207,667	739,921
Net increase (decrease) in net assets resulting from operations	1,396,726	(1,519)	3,068,626	250,310	900,817

Contract transactions
Contract purchase payments	27,400	26,865	157,668	13,184	67,954
Net transfers(1)	(477,422)	361,754	(762,619)	134,044	171,936
Transfers for policy loans	(70)	—	(5,939)	421	315
Adjustments to net assets allocated to contracts in payment period	(429)	—	—	—	—
Contract charges	(18,097)	(67)	(29,674)	(642)	(2,453)
Contract terminations:
Surrender benefits	(556,446)	(12,941)	(1,362,528)	(32,710)	(233,826)
Death benefits	(66,264)	—	(133,286)	(8,309)	(34,241)
Increase (decrease) from contract transactions	(1,091,328)	375,611	(2,136,378)	105,988	(30,315)
Net assets at beginning of year	4,118,653	—	9,798,269	758,493	2,286,479
Net assets at end of year	$4,424,051	$374,092	$10,730,517	$1,114,791	$3,156,981

Accumulation unit activity
Units outstanding at beginning of year	4,254,982	—	7,872,821	702,125	1,717,959
Contract purchase payments	24,664	25,911	107,710	10,385	45,519
Net transfers(1)	(405,340)	366,278	(520,430)	115,967	113,358
Transfers for policy loans	(70)	—	(4,190)	335	190
Contract charges	(14,820)	(68)	(18,974)	(501)	(1,529)
Contract terminations:
Surrender benefits	(502,856)	(12,754)	(922,047)	(26,292)	(147,254)
Death benefits	(58,430)	—	(87,081)	(6,661)	(19,452)
Units outstanding at end of year	3,298,130	379,367	6,427,809	795,358	1,708,791

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy(2)
Operations
Investment income (loss) — net	$5,616	$(2,058)	$(10,058)	$(11,128)	$(1,189)
Net realized gain (loss) on sales of investments	134,808	13,879	39,061	72,669	559
Distributions from capital gains	—	—	—	109,764	—
Net change in unrealized appreciation or depreciation of investments	562,385	126,318	423,847	120,664	40,472
Net increase (decrease) in net assets resulting from operations	702,809	138,139	452,850	291,969	39,842

Contract transactions
Contract purchase payments	68,872	4,409	17,967	12,475	24,817
Net transfers(1)	145,974	(32,337)	4,138	(66,559)	532,993
Transfers for policy loans	2,070	(3,385)	(7)	314	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(5,923)	(249)	(567)	(3,083)	(21)
Contract terminations:
Surrender benefits	(352,389)	(45,398)	(171,655)	(105,849)	(1,127)
Death benefits	(29,477)	(5,204)	(2,845)	(12,036)	—
Increase (decrease) from contract transactions	(170,873)	(82,164)	(152,969)	(174,738)	556,662
Net assets at beginning of year	4,146,775	432,019	1,355,071	1,325,644	—
Net assets at end of year	$4,678,711	$487,994	$1,654,952	$1,442,875	$596,504

Accumulation unit activity
Units outstanding at beginning of year	3,007,033	442,062	1,387,122	1,363,247	—
Contract purchase payments	46,976	3,945	16,336	11,878	20,542
Net transfers(1)	90,575	(28,793)	(252)	(67,418)	475,120
Transfers for policy loans	1,304	(3,230)	5	346	—
Contract charges	(4,120)	(222)	(499)	(2,705)	(18)
Contract terminations:
Surrender benefits	(231,419)	(41,751)	(148,849)	(97,652)	(654)
Death benefits	(19,905)	(4,469)	(2,416)	(7,875)	—
Units outstanding at end of year	2,890,444	367,542	1,251,447	1,199,821	494,990

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

56	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Janus Aspen Flex Bond, Serv(2)	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv
Operations
Investment income (loss) — net	$1,619	$147	$(6,552)	$(13,010)	$69,776
Net realized gain (loss) on sales of investments	(208)	97	69,320	369,903	44,501
Distributions from capital gains	—	214	—	—	—
Net change in unrealized appreciation or depreciation of investments	(551)	893	173,093	946,316	279,343
Net increase (decrease) in net assets resulting from operations	860	1,351	235,861	1,303,209	393,620

Contract transactions
Contract purchase payments	92,846	506	12,675	65,431	40,295
Net transfers(1)	88,021	15,836	(48,920)	(816,992)	(368,781)
Transfers for policy loans	—	—	1,047	(4,286)	(433)
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(32)	(11)	(350)	(10,605)	(1,432)
Contract terminations:
Surrender benefits	(288)	(83)	(123,589)	(446,771)	(661,156)
Death benefits	—	—	—	(30,136)	(40,104)
Increase (decrease) from contract transactions	180,547	16,248	(159,137)	(1,243,359)	(1,031,611)
Net assets at beginning of year	—	1,493	769,420	5,165,589	3,663,731
Net assets at end of year	$181,407	$19,092	$846,144	$5,225,439	$3,025,740

Accumulation unit activity
Units outstanding at beginning of year	—	—	1,245,290	4,884,924	2,483,677
Contract purchase payments	93,567	248	17,879	54,668	26,219
Net transfers(1)	89,603	14,443	(69,751)	(691,856)	(221,510)
Transfers for policy loans	—	—	1,505	(3,357)	(478)
Contract charges	(33)	(10)	(518)	(8,899)	(936)
Contract terminations:
Surrender benefits	—	—	(176,897)	(373,044)	(432,931)
Death benefits	—	—	—	(26,197)	(27,245)
Units outstanding at end of year	183,137	14,681	1,017,508	3,836,239	1,826,796

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Lazard Ret Global Dyn MA, Serv(2)	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II
Operations
Investment income (loss) — net	$23	$(20,095)	$(23,720)	$112,409	$82,246
Net realized gain (loss) on sales of investments	2	273,059	138,668	460,545	105,767
Distributions from capital gains	617	138,818	23,662	177,572	—
Net change in unrealized appreciation or depreciation of investments	1,116	717,910	809,531	917,993	(136,081)
Net increase (decrease) in net assets resulting from operations	1,758	1,109,692	948,141	1,668,519	51,932

Contract transactions
Contract purchase payments	1,650	56,172	35,191	221,319	37,795
Net transfers(1)	35,564	194,505	(38,863)	(361,446)	283,101
Transfers for policy loans	—	817	1,917	(925)	(1,970)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(1,996)	—
Contract charges	(4)	(2,108)	(1,617)	(5,911)	(3,388)
Contract terminations:
Surrender benefits	(9)	(560,551)	(416,760)	(1,367,432)	(269,828)
Death benefits	—	(14,407)	(24,832)	(37,456)	(29,021)
Increase (decrease) from contract transactions	37,201	(325,572)	(444,964)	(1,553,847)	16,689
Net assets at beginning of year	—	3,980,923	2,621,408	9,194,267	2,819,073
Net assets at end of year	$38,959	$4,765,043	$3,124,585	$9,308,939	$2,887,694

Accumulation unit activity
Units outstanding at beginning of year	—	4,327,064	1,962,824	4,250,226	2,338,328
Contract purchase payments	—	52,165	22,069	116,805	30,261
Net transfers(1)	33,103	123,213	(31,442)	(183,136)	227,907
Transfers for policy loans	—	1,217	1,177	(587)	(1,529)
Contract charges	(4)	(1,973)	(998)	(2,586)	(2,730)
Contract terminations:
Surrender benefits	(8)	(568,149)	(267,242)	(523,221)	(215,665)
Death benefits	—	(11,885)	(14,449)	(17,118)	(23,787)
Units outstanding at end of year	33,091	3,921,652	1,671,939	3,640,383	2,352,785

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

58	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	MS UIF Mid Cap Gro, Cl II	NB AMT Intl Eq, Cl S	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv
Operations
Investment income (loss) — net	$(15,134)	$6,441	$16,495	$1,372,252	$(5,261)
Net realized gain (loss) on sales of investments	81,448	29,454	277,626	457,300	142,909
Distributions from capital gains	48,524	—	—	—	28,170
Net change in unrealized appreciation or depreciation of investments	564,083	194,955	1,212,754	(2,290,664)	604,273
Net increase (decrease) in net assets resulting from operations	678,921	230,850	1,506,875	(461,112)	770,091

Contract transactions
Contract purchase payments	103,731	22,834	187,078	346,961	88,549
Net transfers(1)	(425,735)	(222,477)	(248,498)	(34,410)	(23,529)
Transfers for policy loans	(2,541)	337	1,452	(1,843)	(2,606)
Adjustments to net assets allocated to contracts in payment period	—	—	—	(7,021)	—
Contract charges	(1,614)	(2,965)	(2,066)	(36,827)	(1,054)
Contract terminations:
Surrender benefits	(308,642)	(113,583)	(806,566)	(3,980,311)	(258,280)
Death benefits	(7,854)	(1,635)	(40,838)	(411,048)	(3,807)
Increase (decrease) from contract transactions	(642,655)	(317,489)	(909,438)	(4,124,499)	(200,727)
Net assets at beginning of year	2,284,813	1,540,822	6,315,979	38,831,419	2,057,994
Net assets at end of year	$2,321,079	$1,454,183	$6,913,416	$34,245,808	$2,627,358

Accumulation unit activity
Units outstanding at beginning of year	1,686,877	1,577,770	4,463,517	25,950,693	1,483,207
Contract purchase payments	66,727	21,145	115,321	234,119	49,626
Net transfers(1)	(291,505)	(204,643)	(151,644)	(9,271)	(16,887)
Transfers for policy loans	(1,449)	325	824	(1,089)	(1,538)
Contract charges	(999)	(2,771)	(1,324)	(24,878)	(619)
Contract terminations:
Surrender benefits	(207,875)	(110,994)	(487,133)	(2,646,422)	(148,848)
Death benefits	(5,500)	(1,518)	(25,335)	(277,637)	(1,965)
Units outstanding at end of year	1,246,276	1,279,314	3,914,226	23,225,515	1,362,976

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	59

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl(2)	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB
Operations
Investment income (loss) — net	$687,912	$1,956	$1,891	$3,595	$8,497
Net realized gain (loss) on sales of investments	33,161	1,277	(449)	39,930	(9,419)
Distributions from capital gains	—	—	2,547	45,193	—
Net change in unrealized appreciation or depreciation of investments	(1,017,779)	(11,689)	(10,375)	380,777	270,650
Net increase (decrease) in net assets resulting from operations	(296,706)	(8,456)	(6,386)	469,495	269,728

Contract transactions
Contract purchase payments	792,701	10,557	46,400	13,033	12,560
Net transfers(1)	(3,766,099)	2,009	257,150	99,004	(97,662)
Transfers for policy loans	(6,572)	—	—	(200)	1,964
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(325)
Contract charges	(18,001)	(18)	(258)	(925)	(917)
Contract terminations:
Surrender benefits	(2,351,955)	(609)	(6,921)	(115,786)	(205,158)
Death benefits	(72,015)	(6,816)	—	(14,666)	(16,525)
Increase (decrease) from contract transactions	(5,421,941)	5,123	296,371	(19,540)	(306,063)
Net assets at beginning of year	22,364,779	109,715	—	1,144,547	1,184,797
Net assets at end of year	$16,646,132	$106,382	$289,985	$1,594,502	$1,148,462

Accumulation unit activity
Units outstanding at beginning of year	15,559,850	105,368	—	822,616	886,113
Contract purchase payments	618,527	10,156	156	7,484	8,509
Net transfers(1)	(2,772,874)	3,638	262,978	65,262	(67,966)
Transfers for policy loans	(4,327)	—	—	(142)	1,334
Contract charges	(12,590)	(18)	(260)	(547)	(624)
Contract terminations:
Surrender benefits	(1,642,827)	(526)	(1,328)	(69,392)	(140,771)
Death benefits	(50,129)	(6,760)	—	(8,759)	(10,642)
Units outstanding at end of year	11,695,630	111,858	261,546	816,522	675,953

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

60	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S(2)	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2(2)
Operations
Investment income (loss) — net	$(2,346)	$(257)	$(437,636)	$(853,228)	$452
Net realized gain (loss) on sales of investments	75,821	4,570	680,570	6,494,829	—
Distributions from capital gains	—	—	—	—	209
Net change in unrealized appreciation or depreciation of investments	159,587	(11,912)	7,890,145	10,591,220	7,041
Net increase (decrease) in net assets resulting from operations	233,062	(7,599)	8,133,079	16,232,821	7,702

Contract transactions
Contract purchase payments	10,690	10,638	1,832,174	1,654,976	65,598
Net transfers(1)	20,188	65,007	7,479,131	(8,825,648)	102,657
Transfers for policy loans	756	—	(13,338)	(1,180)	—
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	—
Contract charges	(724)	(39)	(339,194)	(528,482)	(16)
Contract terminations:
Surrender benefits	(196,828)	(194)	(680,022)	(4,563,738)	(2,830)
Death benefits	(12,062)	—	(601,279)	(214,680)	—
Increase (decrease) from contract transactions	(177,980)	75,412	7,677,472	(12,478,752)	165,409
Net assets at beginning of year	748,244	—	38,257,038	86,030,634	—
Net assets at end of year	$803,326	$67,813	$54,067,589	$89,784,703	$173,111

Accumulation unit activity
Units outstanding at beginning of year	606,921	—	31,561,956	70,793,226	—
Contract purchase payments	7,524	10,248	1,362,065	1,249,031	64,987
Net transfers(1)	13,721	76,790	5,605,777	(6,274,572)	104,408
Transfers for policy loans	536	—	(10,433)	(1,251)	—
Contract charges	(510)	(44)	(252,865)	(397,073)	(16)
Contract terminations:
Surrender benefits	(138,035)	(43)	(515,659)	(3,421,120)	(2,575)
Death benefits	(8,741)	—	(459,911)	(163,484)	—
Units outstanding at end of year	481,416	86,951	37,290,930	61,784,757	166,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	61

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2(2)	VP Mod, Cl 2
Operations
Investment income (loss) — net	$(137,229)	$(606,125)	$(1,024,732)	$(121)	$(4,037,725)
Net realized gain (loss) on sales of investments	(310,834)	2,106,469	6,369,815	(273)	8,038,400
Distributions from capital gains	511,977	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,062,909)	(352,675)	(3,148,685)	(644)	34,334,372
Net increase (decrease) in net assets resulting from operations	(998,995)	1,147,669	2,196,398	(1,038)	38,335,047

Contract transactions
Contract purchase payments	93,769	1,128,041	849,789	14,273	15,755,824
Net transfers(1)	(4,165,020)	(14,018,316)	(37,483,047)	31,118	13,310,934
Transfers for policy loans	(174)	4,284	216	—	54,236
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(9,806)
Contract charges	(31,316)	(415,367)	(604,479)	(2)	(3,308,084)
Contract terminations:
Surrender benefits	(1,522,779)	(3,394,027)	(7,873,597)	(11,165)	(10,470,984)
Death benefits	(182,376)	(758,393)	(2,461,753)	—	(2,691,450)
Increase (decrease) from contract transactions	(5,807,896)	(17,453,778)	(47,572,871)	34,224	12,640,670
Net assets at beginning of year	18,243,613	63,914,035	126,457,875	—	365,766,053
Net assets at end of year	$11,436,722	$47,607,926	$81,081,402	$33,186	$416,741,770

Accumulation unit activity
Units outstanding at beginning of year	13,377,899	56,492,573	111,430,849	—	306,958,510
Contract purchase payments	70,221	986,312	741,310	13,452	12,632,200
Net transfers(1)	(3,208,147)	(12,274,323)	(32,650,521)	33,161	10,889,354
Transfers for policy loans	(111)	3,807	250	—	43,722
Contract charges	(23,829)	(363,771)	(526,499)	(3)	(2,635,014)
Contract terminations:
Surrender benefits	(1,134,792)	(2,951,600)	(6,865,711)	(12,155)	(8,332,958)
Death benefits	(136,325)	(681,328)	(2,152,555)	—	(2,209,537)
Units outstanding at end of year	8,944,916	41,211,670	69,977,123	34,455	317,346,277

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

62	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4
Operations
Investment income (loss) — net	$(7,601,805)	$(1,906,890)	$(3,758,537)	$(1,207,355)	$(2,041,593)
Net realized gain (loss) on sales of investments	27,902,470	4,765,058	26,244,884	2,814,046	10,931,356
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	58,510,473	24,631,930	33,743,095	5,214,045	3,622,123
Net increase (decrease) in net assets resulting from operations	78,811,138	27,490,098	56,229,442	6,820,736	12,511,886

Contract transactions
Contract purchase payments	5,663,249	7,951,449	4,517,458	4,848,238	1,638,021
Net transfers(1)	7,989,199	13,276,602	(25,217,920)	(8,706,979)	(33,310,426)
Transfers for policy loans	17,467	(11,674)	(102,803)	(13,945)	24,134
Adjustments to net assets allocated to contracts in payment period	—	(7,619)	—	—	—
Contract charges	(4,726,341)	(1,732,710)	(2,331,991)	(791,558)	(1,129,098)
Contract terminations:
Surrender benefits	(51,727,791)	(5,430,445)	(21,410,112)	(2,834,462)	(13,704,310)
Death benefits	(6,977,251)	(1,277,259)	(1,138,253)	(1,517,465)	(1,541,588)
Increase (decrease) from contract transactions	(49,761,468)	12,768,344	(45,683,621)	(9,016,171)	(48,023,267)
Net assets at beginning of year	778,788,085	176,036,050	375,620,981	116,533,351	228,478,572
Net assets at end of year	$807,837,755	$216,294,492	$386,166,802	$114,337,916	$192,967,191

Accumulation unit activity
Units outstanding at beginning of year	652,210,178	145,874,791	310,574,215	100,586,815	196,021,868
Contract purchase payments	4,511,762	6,157,622	3,484,739	4,137,812	1,361,115
Net transfers(1)	6,677,432	10,409,035	(17,176,030)	(7,238,627)	(27,694,470)
Transfers for policy loans	13,725	(8,788)	(76,495)	(11,632)	20,112
Contract charges	(3,758,455)	(1,336,286)	(1,793,449)	(661,255)	(939,968)
Contract terminations:
Surrender benefits	(41,195,917)	(4,216,025)	(16,418,064)	(2,363,821)	(11,417,033)
Death benefits	(5,569,001)	(957,120)	(880,267)	(1,275,685)	(1,288,301)
Units outstanding at end of year	612,889,724	155,923,229	277,714,649	93,173,607	156,063,323

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	63

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2(2)	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	Wanger Intl
Operations
Investment income (loss) — net	$(79,394)	$10	$(32,226)	$(5,507)	$289,227
Net realized gain (loss) on sales of investments	704,999	8	249,344	36,428	688,747
Distributions from capital gains	—	—	—	—	1,153,910
Net change in unrealized appreciation or depreciation of investments	1,985,218	1,105	648,569	144,218	1,134,038
Net increase (decrease) in net assets resulting from operations	2,610,823	1,123	865,687	175,139	3,265,922

Contract transactions
Contract purchase payments	83,285	2,550	69,577	7,875	249,414
Net transfers(1)	(979,095)	31,615	(468,071)	83,574	(589,895)
Transfers for policy loans	(3,435)	—	487	47	3,601
Adjustments to net assets allocated to contracts in payment period	—	—	—	—	(1,042)
Contract charges	(18,895)	(2)	(11,460)	(404)	(18,300)
Contract terminations:
Surrender benefits	(966,913)	(236)	(248,709)	(48,182)	(2,344,913)
Death benefits	(46,616)	—	(6,793)	(6,162)	(135,278)
Increase (decrease) from contract transactions	(1,931,669)	33,927	(664,969)	36,748	(2,836,413)
Net assets at beginning of year	8,577,278	—	3,468,083	474,771	16,768,328
Net assets at end of year	$9,256,432	$35,050	$3,668,801	$686,658	$17,197,837

Accumulation unit activity
Units outstanding at beginning of year	4,411,182	—	3,336,350	355,786	8,915,303
Contract purchase payments	40,251	879	59,013	4,875	123,883
Net transfers(1)	(461,713)	31,029	(398,680)	53,834	(294,935)
Transfers for policy loans	(1,126)	—	416	30	2,083
Contract charges	(8,217)	(2)	(9,531)	(254)	(8,673)
Contract terminations:
Surrender benefits	(404,364)	(160)	(208,572)	(30,900)	(1,064,653)
Death benefits	(18,647)	—	(6,009)	(3,957)	(61,528)
Units outstanding at end of year	3,557,366	31,746	2,772,987	379,414	7,611,480

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 30, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

64	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2	WF Adv VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$(172,504)	$18,301	$35,069	$(29,097)	$(38,237)
Net realized gain (loss) on sales of investments	1,101,253	108,875	62,309	202,679	289,862
Distributions from capital gains	1,997,135	—	140,976	—	211,091
Net change in unrealized appreciation or depreciation of investments	3,513,458	282,037	249,820	882,058	1,167,076
Net increase (decrease) in net assets resulting from operations	6,439,342	409,213	488,174	1,055,640	1,629,792

Contract transactions
Contract purchase payments	306,997	37,973	36,962	71,504	214,028
Net transfers(1)	(1,432,790)	(223,322)	(229,013)	(356,521)	(602,187)
Transfers for policy loans	2,106	(4,142)	475	2,863	1,002
Adjustments to net assets allocated to contracts in payment period	(3,614)	—	(1,156)	(4,738)	—
Contract charges	(18,822)	(1,720)	(5,019)	(1,781)	(2,077)
Contract terminations:
Surrender benefits	(2,905,309)	(342,632)	(228,863)	(327,922)	(487,762)
Death benefits	(134,390)	—	(12,566)	(8,041)	(68,195)
Increase (decrease) from contract transactions	(4,185,822)	(533,843)	(439,180)	(624,636)	(945,191)
Net assets at beginning of year	21,704,030	2,481,175	2,889,441	3,917,454	3,860,605
Net assets at end of year	$23,957,550	$2,356,545	$2,938,435	$4,348,458	$4,545,206

Accumulation unit activity
Units outstanding at beginning of year	10,945,577	1,680,330	2,505,930	2,419,149	2,493,280
Contract purchase payments	131,674	22,998	30,604	40,655	121,819
Net transfers(1)	(621,922)	(145,628)	(192,811)	(197,928)	(331,776)
Transfers for policy loans	1,379	(2,313)	352	1,493	490
Contract charges	(8,120)	(1,045)	(4,332)	(988)	(1,115)
Contract terminations:
Surrender benefits	(1,193,428)	(207,545)	(179,395)	(172,162)	(259,295)
Death benefits	(56,320)	—	(9,948)	(3,403)	(35,655)
Units outstanding at end of year	9,198,840	1,346,797	2,150,400	2,086,816	1,987,748

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	65

Statement of Changes in Net Assets

Year ended Dec. 31, 2013 (continued)	WA Var Global Hi Yd Bond, Cl II(2)
Operations
Investment income (loss) — net	$2,767
Net realized gain (loss) on sales of investments	40
Distributions from capital gains	—
Net change in unrealized appreciation or depreciation of investments	(1,951)
Net increase (decrease) in net assets resulting from operations	856

Contract transactions
Contract purchase payments	6,717
Net transfers(1)	45,927
Transfers for policy loans	—
Adjustments to net assets allocated to contracts in payment period	—
Contract charges	(4)
Contract terminations:
Surrender benefits	(335)
Death benefits	—
Increase (decrease) from contract transactions	52,305
Net assets at beginning of year	—
Net assets at end of year	$53,161

Accumulation unit activity
Units outstanding at beginning of year	—
Contract purchase payments	5,117
Net transfers(1)	46,011
Transfers for policy loans	—
Contract charges	(4)
Contract terminations:
Surrender benefits	(195)
Death benefits	—
Units outstanding at end of year	50,929

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

(2)	For the period April 29, 2013 (commencement of operations) to Dec. 31, 2013.

See accompanying notes to financial statements.

66	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource Retirement Advisor Advantage® Variable Annuity (RAVA Advantage) and RiverSource Retirement Advisor Select® Variable Annuity (RAVA Select) contracts issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through RAVA Advantage and RAVA Select contracts and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under RAVA Advantage and RAVA Select contracts. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts. These financial statements are of the Divisions of the Account offered through RAVA Advantage and RAVA Select.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B) (previously AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B))
AB VPS Global Thematic Gro, Cl B	AB VPS Global Thematic Growth Portfolio (Class B) (previously AllianceBernstein VPS Global Thematic Growth Portfolio (Class B))
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B) (previously AllianceBernstein VPS Growth and Income Portfolio (Class B))
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B) (previously AllianceBernstein VPS International Value Portfolio (Class B))
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl II	American Century VP International, Class II
AC VP Mid Cap Val, Cl II	American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II	American Century VP Ultra®, Class II
AC VP Val, Cl II	American Century VP Value, Class II
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal	Calvert VP SRI Balanced Portfolio
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Cash Mgmt, Cl 3	Columbia Variable Portfolio – Cash Management Fund (Class 3)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Core Bond, Cl 2	Columbia Variable Portfolio – Core Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (previously Columbia Variable Portfolio – Diversified Bond Fund (Class 3))
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Bond, Cl 3	Columbia Variable Portfolio – Global Bond Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Select Intl Eq, Cl 3	Columbia Variable Portfolio – Select International Equity Fund (Class 3) (previously Columbia Variable Portfolio – International Opportunity Fund (Class 3))
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Core Quan, Cl 3	Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Marsico Gro, Cl 1	Columbia Variable Portfolio – Marsico Growth Fund (Class 1)
Col VP Intl Opp, Cl 2	Columbia Variable Portfolio – International Opportunities Fund (Class 2) (previously Columbia Variable Portfolio – Marsico International Opportunities Fund (Class 2))
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund (Class 3))
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (previously Columbia Variable Portfolio – Mid Cap Value Opportunity Fund (Class 3))
Col VP Div Abs Return, Cl 2	Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (previously Columbia Variable Portfolio – Multi-Strategy Alternatives Fund (Class 2))
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (previously Columbia Variable Portfolio – S&P 500 Index Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	67

Division	Fund
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
Deutsche Alt Asset Alloc VIP, Cl B	Deutsche Alternative Asset Allocation VIP, Class B (previously DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc	Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl 2	FTVIPT Franklin Global Real Estate VIP Fund – Class 2
FTVIPT Frank Inc, Cl 2	FTVIPT Franklin Income VIP Fund – Class 2
FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Franklin Mutual Shares VIP Fund – Class 2
FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Franklin Small Cap Value VIP Fund – Class 2
FTVIPT Temp Global Bond, Cl 2	FTVIPT Templeton Global Bond VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Global Hlth, Ser II	Invesco V.I. Global Health Care Fund, Series II Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Mid Cap Gro, Ser II	Invesco V.I. Mid Cap Growth Fund, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy Funds VIP Asset Strategy
Janus Aspen Flex Bond, Serv	Janus Aspen Series Flexible Bond Portfolio: Service Shares
Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares
Janus Aspen Global Tech, Serv	Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv	Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv	Janus Aspen Series Overseas Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares
MFS Inv Gro Stock, Serv Cl	MFS® Investors Growth Stock Series – Service Class(1)
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS UIF Global Real Est, Cl II	Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
MS UIF Mid Cap Gro, Cl II	Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
NB AMT Abs Return Multi-Mgr, Cl S	Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)
NB AMT Intl Eq, Cl S	Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Glb MA Man Alloc, Adv Cl	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Multi-Cap Gro, Cl IB	Putnam VT Multi-Cap Growth Fund – Class IB Shares
VanEck VIP Global Gold, Cl S	Van Eck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP AQR Man Fut Strategy, Cl 2	Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2)
VP BR Gl Infl Prot Sec, Cl 3	Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP GS Commodity Strategy, Cl 2	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2)(2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)

68	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Division	Fund
VP Multi-Mgr Div Inc, Cl 2	Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2)
VP Multi-Mgr Int Rate Adapt, Cl 2	Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP Pyrford Intl Eq, Cl 2	Variable Portfolio – Pyrford International Equity Fund (Class 2)
VP Sit Divd Gro, Cl 3	Variable Portfolio – Sit Dividend Growth Fund (Class 3)
VP Vty Estb Val, Cl 3	Variable Portfolio – Victory Established Value Fund (Class 3)
VP WF Short Duration Govt, Cl 2	Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF Adv VT Index Asset Alloc, Cl 2	Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2
WF Adv VT Intl Eq, Cl 2	Wells Fargo Advantage VT International Equity Fund – Class 2
WF Adv VT Opp, Cl 2	Wells Fargo Advantage VT Opportunity Fund – Class 2
WF Adv VT Sm Cap Gro, Cl 2	Wells Fargo Advantage VT Small Cap Growth Fund – Class 2
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	MFS® Investors Growth Stock Series – Service Class merged into MFS® Massachusetts Investors Growth Stock Portfolio – Service Class on March 27, 2015.
(2)	Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) is scheduled to liquidate on May 1, 2015.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds. There were no transfers between levels in the periods ended Dec. 31, 2014.

Variable Payout

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% or 5% based on the annuitant’s election, or as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	69

Subsequent Events

Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through April 22, 2015. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3.  VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through RAVA Advantage and RAVA Select contracts.

Product	Mortality and expense risk fee
RAVA Advantage	0.75% to 0.95% (depending on the contract selected)
RAVA Select	1.00% to 1.20% (depending on the contract selected)

4.  CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on these products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s Annual Report.

Fee Agreement:	Fees Paid To:
Investment Management Services Agreement	Columbia Management Investment Advisers, LLC
Administrative Services Agreement	Columbia Management Investment Advisers, LLC
Transfer Agency and Servicing Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution Pursuant to Rule 12b-1	Columbia Management Investment Distributors, Inc.

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2014 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$54,486
AB VPS Global Thematic Gro, Cl B	55,150
AB VPS Gro & Inc, Cl B	472,709
AB VPS Intl Val, Cl B	820,831
ALPS Alerian Engy Infr, Class III	1,362,836
AC VP Intl, Cl II	140,759
AC VP Mid Cap Val, Cl II	723,833
AC VP Ultra, Cl II	327,026

Division	Purchases
AC VP Val, Cl II	$1,756,719
BlackRock Global Alloc, Cl III	2,554,481
Calvert VP SRI Bal	194,704
Col VP Bal, Cl 3	1,517,300
Col VP Cash Mgmt, Cl 3	4,976,133
Col VP Commodity Strategy, Cl 2	141,504
Col VP Contrarian Core, Cl 2	403,036
Col VP Core Bond, Cl 2	344,843

70	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Division	Purchases
Col VP Inter Bond, Cl 3	$2,446,988
Col VP Divd Opp, Cl 3	1,310,611
Col VP Emerg Mkts Bond, Cl 2	198,548
Col VP Emer Mkts, Cl 3	884,955
Col VP Global Bond, Cl 3	918,461
Col VP Hi Yield Bond, Cl 3	1,994,104
Col VP Inc Opp, Cl 3	500,068
Col VP Select Intl Eq, Cl 3	386,449
Col VP Lg Cap Gro, Cl 3	543,493
Col VP Lg Core Quan, Cl 3	620,354
Col VP Limited Duration Cr, Cl 2	4,681,050
Col VP Marsico Gro, Cl 1	2,237,090
Col VP Intl Opp, Cl 2	321,104
Col VP Mid Cap Gro, Cl 3	207,270
Col VP Mid Cap Val, Cl 3	417,611
Col VP Div Abs Return, Cl 2	65,054
Col VP Lg Cap Index, Cl 3	2,833,614
Col VP Select Lg Cap Val, Cl 3	177,841
Col VP Select Sm Cap Val, Cl 3	184,031
Col VP US Govt Mtge, Cl 3	472,537
CS Commodity Return	128,183
Deutsche Alt Asset Alloc VIP, Cl B	403,093
EV VT Floating-Rate Inc	1,865,548
Fid VIP Contrafund, Serv Cl 2	3,708,439
Fid VIP Gro & Inc, Serv Cl 2	476,455
Fid VIP Mid Cap, Serv Cl 2	1,903,225
Fid VIP Overseas, Serv Cl 2	684,352
Fid VIP Strategic Inc, Serv Cl 2	1,229,275
FTVIPT Frank Global Real Est, Cl 2	524,192
FTVIPT Frank Inc, Cl 2	2,703,251
FTVIPT Frank Mutual Shares, Cl 2	1,015,376
FTVIPT Frank Sm Cap Val, Cl 2	1,653,802
FTVIPT Temp Global Bond, Cl 2	639,375
GS VIT Mid Cap Val, Inst	2,283,807
GS VIT Multi-Strategy Alt, Advisor	30,973
GS VIT U.S. Eq Insights, Inst	969,042
Invesco VI Am Fran, Ser II	105,524
Invesco VI Bal Risk Alloc, Ser II	431,628
Invesco VI Comstock, Ser II	456,572
Invesco VI Div Divd, Ser I	96,984
Invesco VI Global Hlth, Ser II	454,310
Invesco VI Intl Gro, Ser II	722,204
Invesco VI Mid Cap Gro, Ser I	20,471
Invesco VI Mid Cap Gro, Ser II	136,583
Invesco VI Tech, Ser I	350,437
Ivy VIP Asset Strategy	1,115,609
Janus Aspen Flex Bond, Serv	265,981
Janus Aspen Gbl Alloc Mod, Serv	105,851

Division	Purchases
Janus Aspen Global Tech, Serv	$82,026
Janus Aspen Janus, Serv	519,628
Janus Aspen Overseas, Serv	457,033
Lazard Ret Global Dyn MA, Serv	309,004
MFS Inv Gro Stock, Serv Cl	750,345
MFS New Dis, Serv Cl	612,647
MFS Utilities, Serv Cl	1,483,078
MS UIF Global Real Est, Cl II	347,041
MS UIF Mid Cap Gro, Cl II	529,525
NB AMT Abs Return Multi-Mgr, Cl S	18,735
NB AMT Intl Eq, Cl S	113,301
Oppen Global VA, Serv	950,798
Oppen Global Strategic Inc VA, Srv	2,053,104
Oppen Main St Sm Cap VA, Serv	1,027,511
PIMCO VIT All Asset, Advisor Cl	1,270,103
PIMCO VIT Glb MA Man Alloc, Adv Cl	28,012
PIMCO VIT Tot Return, Advisor Cl	212,401
Put VT Global Hlth Care, Cl IB	247,647
Put VT Intl Eq, Cl IB	181,234
Put VT Multi-Cap Gro, Cl IB	91,563
VanEck VIP Global Gold, Cl S	120,059
VP Aggr, Cl 2	7,296,621
VP Aggr, Cl 4	6,120,158
VP AQR Man Fut Strategy, Cl 2	168,905
VP BR Gl Infl Prot Sec, Cl 3	433,840
VP Conserv, Cl 2	2,691,206
VP Conserv, Cl 4	4,757,301
VP GS Commodity Strategy, Cl 2	92,479
VP Mod, Cl 2	53,932,089
VP Mod, Cl 4	55,111,297
VP Mod Aggr, Cl 2	20,325,993
VP Mod Aggr, Cl 4	13,467,826
VP Mod Conserv, Cl 2	10,841,467
VP Mod Conserv, Cl 4	9,311,751
VP Multi-Mgr Div Inc, Cl 2	6,669
VP Multi-Mgr Int Rate Adapt, Cl 2	11,377
VP Ptnrs Sm Cap Val, Cl 3	399,162
VP Pyrford Intl Eq, Cl 2	61,042
VP Sit Divd Gro, Cl 3	159,652
VP Vty Estb Val, Cl 3	190,639
VP WF Short Duration Govt, Cl 2	859,358
Wanger Intl	2,659,875
Wanger USA	3,485,340
WF Adv VT Index Asset Alloc, Cl 2	109,588
WF Adv VT Intl Eq, Cl 2	307,183
WF Adv VT Opp, Cl 2	155,493
WF Adv VT Sm Cap Gro, Cl 2	755,510
WA Var Global Hi Yd Bond, Cl II	273,148

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	71

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$1.11	$1.40	$1.85	$1.15	$1.19
0.75%	1.10	1.37	1.89	1.73	1.18
0.85%	1.10	1.48	1.69	0.84	1.18
0.95%	1.10	1.35	1.84	1.69	1.18
1.00%	1.10	1.34	2.34	1.87	1.18
1.05%	1.10	1.45	1.66	0.82	1.18
1.10%	1.10	1.44	1.66	0.82	1.18
1.15%	1.10	—	—	—	1.18
1.20%	1.10	1.32	2.28	1.83	1.18
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.43	1.63	0.81	1.17
1.30%	1.09	1.42	1.63	0.81	1.17
1.35%	1.09	—	—	—	1.17
1.40%	1.09	—	—	—	1.17
1.45%	1.09	1.40	1.61	0.80	1.17
1.50%	1.09	—	—	—	1.17
1.55%	1.09	—	—	—	1.17
1.60%	1.09	—	—	—	1.17
1.65%	1.09	—	—	—	1.17
1.70%	1.09	—	—	—	1.17
1.75%	1.09	—	—	—	1.16
1.80%	1.08	—	—	—	1.16
1.85%	1.08	—	—	—	1.16

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$1.70	$1.76	$1.81	$1.96	$1.19
0.75%	1.63	1.74	1.77	2.41	1.18
0.85%	—	2.16	1.94	1.75	1.18
0.95%	1.58	1.71	1.74	2.34	1.18
1.00%	2.11	1.70	1.73	2.58	1.18
1.05%	—	2.12	1.90	1.72	1.17
1.10%	—	2.11	1.89	1.72	1.17
1.15%	—	—	—	1.51	1.17
1.20%	2.04	1.68	1.70	2.51	1.17
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.09	1.87	1.69	1.17
1.30%	—	2.08	1.86	1.69	1.17
1.35%	—	—	—	1.88	1.16
1.40%	—	—	—	1.50	1.16
1.45%	—	2.05	1.84	1.67	1.16
1.50%	—	—	—	1.28	1.08
1.55%	—	—	—	1.87	1.16
1.60%	—	—	—	1.86	1.16
1.65%	—	—	—	1.49	1.16
1.70%	—	—	—	1.85	1.15
1.75%	—	—	—	1.27	1.07
1.80%	—	—	—	1.49	1.15
1.85%	—	—	—	1.27	1.07

72	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$1.64	$1.80	$1.09	$0.73	$1.36
0.75%	1.50	1.63	1.11	0.72	1.36
0.85%	—	1.63	1.02	0.72	1.36
0.95%	1.46	1.58	1.08	0.72	1.36
1.00%	1.86	2.09	1.03	0.72	1.35
1.05%	—	1.60	1.00	0.72	1.35
1.10%	—	1.60	1.00	0.72	1.35
1.15%	—	1.36	—	0.72	1.35
1.20%	1.82	2.04	1.01	0.72	1.35
1.25%	—	—	—	—	—
1.25%	—	1.58	0.99	—	—
1.25%	—	—	—	—	—
1.25%	—	2.46	1.21	—	—
1.25%	—	—	—	0.72	1.35
1.30%	—	1.57	0.98	0.72	1.35
1.35%	—	1.69	—	0.72	1.35
1.40%	—	1.35	—	0.71	1.34
1.45%	—	1.55	0.97	0.71	1.34
1.50%	—	1.20	—	0.71	1.34
1.55%	—	1.68	—	0.71	1.34
1.60%	—	1.67	—	0.71	1.34
1.65%	—	1.34	—	0.71	1.34
1.70%	—	1.66	—	0.71	1.34
1.75%	—	1.20	—	0.71	1.34
1.80%	—	1.33	—	0.71	1.34
1.85%	—	1.20	—	0.71	1.33

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$1.00	$1.46	$1.95	$0.92	$2.24
0.75%	1.00	1.75	2.43	0.91	2.82
0.85%	0.99	1.40	1.54	0.91	1.47
0.95%	0.99	1.70	2.36	0.91	2.74
1.00%	0.99	1.52	2.89	0.91	3.40
1.05%	0.99	1.37	1.51	0.91	1.45
1.10%	0.99	1.37	1.51	0.91	1.44
1.15%	0.99	—	—	0.91	—
1.20%	0.99	1.48	2.82	0.90	3.32
1.25%	—	—	2.29	—	1.86
1.25%	—	1.35	1.49	—	1.42
1.25%	—	—	—	—	—
1.25%	—	1.84	—	—	—
1.25%	0.99	—	—	0.90	—
1.30%	0.99	1.34	1.48	0.90	1.42
1.35%	0.99	—	—	0.90	—
1.40%	0.99	—	—	0.90	—
1.45%	0.98	1.33	1.46	0.90	1.40
1.50%	0.98	—	—	0.90	—
1.55%	0.98	—	—	0.90	—
1.60%	0.98	—	—	0.90	—
1.65%	0.98	—	—	0.90	—
1.70%	0.98	—	—	0.90	—
1.75%	0.98	—	—	0.90	—
1.80%	0.98	—	—	0.90	—
1.85%	0.98	—	—	0.89	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	73

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$1.31	$1.98	$1.90	$1.59	$1.88
0.75%	1.83	2.37	1.86	1.14	0.90
0.85%	1.28	1.79	1.76	1.22	1.72
0.95%	1.78	2.31	1.82	1.10	0.87
1.00%	1.54	2.64	1.81	2.07	2.11
1.05%	1.25	1.76	1.73	1.20	1.69
1.10%	1.25	1.75	1.73	1.20	1.68
1.15%	—	—	—	—	—
1.20%	1.50	2.57	1.78	2.02	2.06
1.25%	—	—	—	—	—
1.25%	1.23	1.73	—	1.18	—
1.25%	—	—	—	—	—
1.25%	1.76	2.41	—	1.48	—
1.25%	—	—	1.70	—	1.66
1.30%	1.23	1.72	1.70	1.18	1.65
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	1.21	1.70	1.67	1.16	1.63
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	$1.91	$0.95	$1.74	$1.11	$1.86
0.75%	1.35	0.95	1.71	1.10	1.97
0.85%	1.73	1.08	1.86	1.23	1.81
0.95%	1.31	1.07	1.68	1.08	1.92
1.00%	2.20	0.95	1.67	1.07	2.21
1.05%	1.70	1.07	1.83	1.21	1.78
1.10%	1.70	1.06	1.82	1.20	1.77
1.15%	—	1.02	—	1.16	—
1.20%	2.15	1.06	1.64	1.05	2.15
1.25%	—	—	—	—	—
1.25%	1.67	—	—	—	1.75
1.25%	—	—	—	—	1.49
1.25%	2.19	—	—	—	—
1.25%	—	0.95	1.80	1.19	—
1.30%	1.67	1.05	1.79	1.18	1.74
1.35%	—	1.05	—	1.30	—
1.40%	—	1.01	—	1.15	—
1.45%	1.65	1.05	1.76	1.17	1.72
1.50%	—	0.98	—	1.06	—
1.55%	—	1.04	—	1.29	—
1.60%	—	1.04	—	1.29	—
1.65%	—	1.01	—	1.14	—
1.70%	—	1.03	—	1.28	—
1.75%	—	0.98	—	1.06	—
1.80%	—	1.00	—	1.14	—
1.85%	—	0.98	—	1.06	—

74	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	$2.05	$0.93	$1.95	$1.99	$2.04
0.75%	2.25	0.92	1.59	1.95	2.39
0.85%	1.84	0.92	1.79	1.77	1.89
0.95%	2.20	0.92	1.55	1.91	2.33
1.00%	2.19	0.92	2.39	1.90	3.14
1.05%	1.81	0.92	1.76	1.74	1.85
1.10%	1.80	0.92	1.75	1.73	1.85
1.15%	—	0.92	1.50	—	—
1.20%	2.15	0.92	2.34	1.86	3.06
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.78	0.92	1.73	1.71	1.82
1.30%	1.77	0.92	1.72	1.70	1.81
1.35%	—	0.91	1.95	—	—
1.40%	—	0.91	1.49	—	—
1.45%	1.75	0.91	1.70	1.68	1.79
1.50%	—	0.91	1.30	—	—
1.55%	—	0.91	1.93	—	—
1.60%	—	0.91	1.93	—	—
1.65%	—	0.91	1.48	—	—
1.70%	—	0.91	1.92	—	—
1.75%	—	0.91	1.29	—	—
1.80%	—	0.91	1.47	—	—
1.85%	—	0.91	1.29	—	—

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$1.20	$0.64	$1.03	$1.32	$1.74
0.75%	1.34	0.63	1.03	1.30	1.71
0.85%	1.14	0.64	1.02	1.28	1.84
0.95%	1.30	0.62	1.02	1.28	1.68
1.00%	1.14	0.62	1.02	1.27	1.67
1.05%	1.12	0.63	1.02	1.26	1.80
1.10%	1.11	0.63	1.02	1.26	1.80
1.15%	—	—	1.01	—	1.45
1.20%	1.11	0.61	1.01	1.25	1.64
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	0.62	1.01	1.24	1.77
1.30%	1.10	0.62	1.01	1.23	1.77
1.35%	—	—	1.01	—	1.88
1.40%	—	—	1.01	—	1.44
1.45%	1.08	0.61	1.01	1.22	1.74
1.50%	—	—	0.97	—	1.30
1.55%	—	—	1.00	—	1.86
1.60%	—	—	1.00	—	1.86
1.65%	—	—	1.00	—	1.43
1.70%	—	—	1.00	—	1.85
1.75%	—	—	0.97	—	1.29
1.80%	—	—	1.00	—	1.43
1.85%	—	—	0.97	—	1.29

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	75

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	$1.93	$2.44	$1.55	$1.01	$1.26
0.75%	1.98	3.57	1.72	1.01	2.34
0.85%	—	1.93	1.21	1.01	1.06
0.95%	1.93	3.48	1.67	1.01	2.27
1.00%	2.25	3.73	2.11	1.01	2.05
1.05%	—	1.89	1.19	1.01	1.04
1.10%	—	1.89	1.18	1.00	1.04
1.15%	—	1.42	—	1.00	—
1.20%	2.20	3.64	2.06	1.00	2.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.86	1.17	1.00	1.03
1.30%	—	1.85	1.16	1.00	1.02
1.35%	—	1.73	—	1.00	—
1.40%	—	1.41	—	1.00	—
1.45%	—	1.83	1.15	1.00	1.01
1.50%	—	1.28	—	1.00	—
1.55%	—	1.71	—	1.00	—
1.60%	—	1.71	—	1.00	—
1.65%	—	1.40	—	0.99	—
1.70%	—	1.70	—	0.99	—
1.75%	—	1.27	—	0.99	—
1.80%	—	1.40	—	0.99	—
1.85%	—	1.27	—	0.99	—

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$1.12	$1.83	$2.12	$0.99	$2.35
0.75%	1.11	2.02	3.55	0.99	4.10
0.85%	1.11	1.51	1.80	0.99	—
0.95%	1.11	1.97	3.45	0.99	3.98
1.00%	1.11	2.30	3.11	0.99	3.33
1.05%	1.11	1.48	1.77	0.99	—
1.10%	1.11	1.47	1.77	0.99	—
1.15%	1.11	1.41	1.43	0.98	—
1.20%	1.10	2.24	3.04	0.98	3.25
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.10	1.46	1.74	0.98	—
1.30%	1.10	1.45	1.74	0.98	—
1.35%	1.10	1.64	1.93	0.98	—
1.40%	1.10	1.40	1.42	0.98	—
1.45%	1.10	1.43	1.71	0.98	—
1.50%	1.10	1.21	1.23	0.98	—
1.55%	1.10	1.63	1.91	0.98	—
1.60%	1.10	1.63	1.90	0.98	—
1.65%	1.10	1.39	1.41	0.98	—
1.70%	1.09	1.62	1.90	0.98	—
1.75%	1.09	1.20	1.23	0.97	—
1.80%	1.09	1.39	1.41	0.97	—
1.85%	1.09	1.20	1.23	0.97	—

76	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$0.97	$1.89	$1.45	$1.04	$1.89
0.75%	0.97	1.63	1.44	1.03	1.86
0.85%	0.97	1.70	1.44	1.03	1.69
0.95%	0.97	1.58	1.43	1.03	1.82
1.00%	0.97	2.42	1.43	1.03	1.81
1.05%	0.97	1.67	1.43	1.03	1.67
1.10%	0.97	1.67	1.43	1.03	1.66
1.15%	0.97	—	—	1.03	—
1.20%	0.97	2.36	1.43	1.02	1.77
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.97	1.65	1.42	1.02	1.64
1.30%	0.97	1.64	1.42	1.02	1.63
1.35%	0.96	—	—	1.02	—
1.40%	0.96	—	—	1.02	—
1.45%	0.96	1.62	1.42	1.02	1.61
1.50%	0.96	—	—	1.02	—
1.55%	0.96	—	—	1.02	—
1.60%	0.96	—	—	1.02	—
1.65%	0.96	—	—	1.02	—
1.70%	0.96	—	—	1.02	—
1.75%	0.96	—	—	1.02	—
1.80%	0.96	—	—	1.01	—
1.85%	0.96	—	—	1.01	—

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.55%	$1.59	$2.18	$1.75	$—	$1.42
0.75%	1.58	2.14	1.72	1.43	1.42
0.85%	—	2.25	1.50	—	1.41
0.95%	1.56	2.11	1.69	1.42	1.41
1.00%	1.56	2.10	1.68	1.42	1.41
1.05%	—	2.21	1.47	—	1.41
1.10%	—	2.20	1.47	—	1.40
1.15%	—	—	—	—	—
1.20%	1.55	2.06	1.65	1.41	1.40
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	2.17	1.45	—	1.40
1.30%	—	2.16	1.44	—	1.40
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	2.14	1.43	—	1.39
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	77

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	$1.85	$1.14	$1.03	$1.22	$—
0.75%	1.26	1.13	1.02	1.21	0.89
0.85%	—	1.13	1.02	1.21	—
0.95%	1.23	1.13	1.02	1.21	0.87
1.00%	2.35	1.13	1.02	1.20	3.12
1.05%	—	1.13	1.02	1.20	—
1.10%	—	1.13	1.02	1.20	—
1.15%	—	1.12	1.02	1.20	—
1.20%	2.29	1.12	1.02	1.20	3.04
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	1.12	1.01	1.20	—
1.30%	—	1.12	1.01	1.19	—
1.35%	—	1.12	1.01	1.19	—
1.40%	—	1.12	1.01	1.19	—
1.45%	—	1.12	1.01	1.19	—
1.50%	—	1.12	1.01	1.09	—
1.55%	—	1.12	1.01	1.19	—
1.60%	—	1.12	1.01	1.18	—
1.65%	—	1.11	1.01	1.18	—
1.70%	—	1.11	1.01	1.18	—
1.75%	—	1.11	1.01	1.08	—
1.80%	—	1.11	1.00	1.18	—
1.85%	—	1.11	1.00	1.08	—

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$1.56	$—	$1.15	$2.02	$2.27
0.75%	1.54	1.45	1.15	1.18	1.71
0.85%	1.53	—	1.14	1.95	—
0.95%	1.52	1.41	1.14	1.14	1.66
1.00%	1.51	2.83	1.14	2.27	2.75
1.05%	1.50	—	1.14	1.92	—
1.10%	1.50	—	1.14	1.91	—
1.15%	1.45	—	1.14	—	—
1.20%	1.49	2.75	1.14	2.22	2.68
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.48	—	1.14	1.89	—
1.30%	1.48	—	1.14	1.88	—
1.35%	1.81	—	1.13	—	—
1.40%	1.44	—	1.13	—	—
1.45%	1.46	—	1.13	1.85	—
1.50%	1.32	—	1.13	—	—
1.55%	1.80	—	1.13	—	—
1.60%	1.79	—	1.13	—	—
1.65%	1.43	—	1.13	—	—
1.70%	1.79	—	1.13	—	—
1.75%	1.32	—	1.13	—	—
1.80%	1.42	—	1.13	—	—
1.85%	1.31	—	1.12	—	—

78	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S
0.55%	$2.99	$1.41	$1.81	$0.99	$1.07
0.75%	3.27	1.39	1.78	0.99	1.06
0.85%	2.20	1.40	2.05	0.99	1.19
0.95%	3.18	1.36	1.75	0.99	1.04
1.00%	4.63	1.36	1.74	0.99	1.03
1.05%	2.16	1.38	2.02	0.99	1.17
1.10%	2.15	1.37	2.01	0.99	1.17
1.15%	1.42	—	1.27	0.98	—
1.20%	4.63	1.33	1.71	0.98	1.02
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2.13	1.36	1.98	0.98	1.15
1.30%	2.12	1.35	1.97	0.98	1.15
1.35%	1.81	—	1.68	0.98	—
1.40%	1.41	—	1.26	0.98	—
1.45%	2.09	1.33	1.95	0.98	1.13
1.50%	1.17	—	1.24	0.98	—
1.55%	1.79	—	1.67	0.98	—
1.60%	1.79	—	1.66	0.98	—
1.65%	1.40	—	1.25	0.98	—
1.70%	1.78	—	1.66	0.98	—
1.75%	1.17	—	1.24	0.98	—
1.80%	1.39	—	1.25	0.98	—
1.85%	1.17	—	1.23	0.98	—

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$1.99	$1.57	$2.31	$1.47	$0.99
0.75%	1.95	1.54	2.27	1.44	0.98
0.85%	1.62	1.47	2.00	1.44	0.98
0.95%	1.91	1.51	2.22	1.42	0.97
1.00%	1.90	1.50	2.21	1.41	0.97
1.05%	1.59	1.44	1.96	1.41	0.97
1.10%	1.58	1.44	1.96	1.41	0.97
1.15%	1.37	0.98	1.58	1.06	0.97
1.20%	1.86	1.47	2.17	1.39	0.97
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.56	1.42	1.93	1.39	0.97
1.30%	1.56	1.41	1.92	1.38	0.97
1.35%	1.61	0.98	2.09	1.18	0.96
1.40%	1.36	0.98	1.57	1.05	0.96
1.45%	1.54	1.40	1.90	1.37	0.96
1.50%	1.16	0.97	1.33	0.96	0.93
1.55%	1.60	0.97	2.07	1.17	0.96
1.60%	1.59	0.97	2.07	1.17	0.96
1.65%	1.35	0.97	1.56	1.04	0.96
1.70%	1.59	0.97	2.06	1.16	0.96
1.75%	1.16	0.97	1.33	0.96	0.93
1.80%	1.35	0.97	1.55	1.04	0.95
1.85%	1.16	0.97	1.33	0.96	0.93

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	79

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.55%	$1.00	$2.66	$1.44	$1.90	$0.72
0.75%	1.00	2.43	1.55	1.88	0.72
0.85%	1.00	—	—	—	0.71
0.95%	1.00	2.37	1.51	1.87	0.71
1.00%	0.99	2.89	1.90	1.86	0.71
1.05%	0.99	—	—	—	0.71
1.10%	0.99	—	—	—	0.71
1.15%	0.99	—	—	—	0.71
1.20%	0.99	2.82	1.85	1.85	0.71
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	0.99	—	—	—	0.71
1.30%	0.99	—	—	—	0.71
1.35%	0.99	—	—	—	0.71
1.40%	0.99	—	—	—	0.71
1.45%	0.99	—	—	—	0.71
1.50%	0.99	—	—	—	0.71
1.55%	0.98	—	—	—	0.71
1.60%	0.98	—	—	—	0.71
1.65%	0.98	—	—	—	0.70
1.70%	0.98	—	—	—	0.70
1.75%	0.98	—	—	—	0.70
1.80%	0.98	—	—	—	0.70
1.85%	0.98	—	—	—	0.70

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.55%	$1.54	$1.55	$1.13	$1.44	$1.22
0.75%	1.53	1.53	1.13	1.41	1.21
0.85%	1.52	1.53	1.12	1.36	1.20
0.95%	1.52	1.52	1.12	1.38	1.20
1.00%	1.51	1.51	1.12	1.37	1.20
1.05%	1.51	1.51	1.12	1.34	1.19
1.10%	1.51	1.51	1.12	1.33	1.19
1.15%	1.28	—	1.12	—	1.08
1.20%	1.50	1.50	1.12	1.34	1.18
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.49	1.50	1.12	1.31	1.18
1.30%	1.49	1.49	1.12	1.31	1.18
1.35%	1.55	—	1.11	—	1.18
1.40%	1.27	—	1.11	—	1.07
1.45%	1.48	1.48	1.11	1.29	1.17
1.50%	1.15	—	1.11	—	1.02
1.55%	1.53	—	1.11	—	1.17
1.60%	1.53	—	1.11	—	1.17
1.65%	1.26	—	1.11	—	1.07
1.70%	1.52	—	1.11	—	1.16
1.75%	1.15	—	1.11	—	1.02
1.80%	1.26	—	1.11	—	1.06
1.85%	1.15	—	1.11	—	1.02

80	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$1.22	$0.76	$1.40	$1.40	$1.47
0.75%	1.21	0.76	1.38	1.38	1.46
0.85%	1.20	0.76	1.38	1.38	1.45
0.95%	1.20	0.76	1.37	1.37	1.45
1.00%	1.20	0.76	1.37	1.37	1.44
1.05%	1.19	0.76	1.36	1.36	1.44
1.10%	1.19	0.76	1.36	1.36	1.43
1.15%	—	0.75	1.18	—	1.23
1.20%	1.18	0.75	1.35	1.36	1.43
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.18	0.75	1.35	1.35	1.43
1.30%	1.18	0.75	1.35	1.35	1.42
1.35%	—	0.75	1.36	—	1.45
1.40%	—	0.75	1.17	—	1.22
1.45%	1.17	0.75	1.34	1.34	1.41
1.50%	—	0.75	1.09	—	1.12
1.55%	—	0.75	1.35	—	1.44
1.60%	—	0.75	1.35	—	1.44
1.65%	—	0.75	1.16	—	1.21
1.70%	—	0.75	1.34	—	1.43
1.75%	—	0.75	1.08	—	1.11
1.80%	—	0.75	1.16	—	1.20
1.85%	—	0.75	1.08	—	1.11

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$1.48	$1.30	$1.31	$0.99	$0.99
0.75%	1.46	1.29	1.30	0.99	0.99
0.85%	1.45	1.29	1.29	0.99	0.99
0.95%	1.45	1.28	1.28	0.99	0.99
1.00%	1.44	1.28	1.28	0.99	0.99
1.05%	1.44	1.27	1.28	0.99	0.99
1.10%	1.44	1.27	1.27	0.99	0.99
1.15%	—	1.13	—	0.99	0.99
1.20%	1.43	1.27	1.27	0.99	0.99
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.43	1.26	1.27	0.99	0.99
1.30%	1.42	1.26	1.26	0.99	0.99
1.35%	—	1.27	—	0.99	0.99
1.40%	—	1.12	—	0.99	0.99
1.45%	1.41	1.25	1.25	0.99	0.99
1.50%	—	1.05	—	0.99	0.99
1.55%	—	1.26	—	0.99	0.99
1.60%	—	1.25	—	0.99	0.99
1.65%	—	1.11	—	0.99	0.99
1.70%	—	1.25	—	0.99	0.99
1.75%	—	1.05	—	0.99	0.99
1.80%	—	1.11	—	0.99	0.99
1.85%	—	1.05	—	0.98	0.99

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	81

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	$2.09	$1.05	$1.49	$2.14	$1.00
0.75%	2.97	1.04	1.46	2.10	1.00
0.85%	1.79	1.04	1.49	1.96	1.01
0.95%	2.89	1.04	1.44	2.06	1.01
1.00%	3.07	1.04	1.43	2.05	1.00
1.05%	1.76	1.04	1.47	1.92	1.00
1.10%	1.75	1.04	1.46	1.91	1.00
1.15%	—	1.04	—	—	0.98
1.20%	3.00	1.04	1.41	2.00	1.00
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.73	1.03	1.44	1.89	1.00
1.30%	1.72	1.03	1.44	1.88	0.99
1.35%	—	1.03	—	—	0.99
1.40%	—	1.03	—	—	0.98
1.45%	1.70	1.03	1.42	1.86	0.98
1.50%	—	1.03	—	—	0.98
1.55%	—	1.03	—	—	0.98
1.60%	—	1.03	—	—	0.98
1.65%	—	1.03	—	—	0.97
1.70%	—	1.03	—	—	0.97
1.75%	—	1.03	—	—	0.97
1.80%	—	1.02	—	—	0.97
1.85%	—	1.02	—	—	0.97

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.55%	$2.46	$2.14	$—	$1.43	$2.18
0.75%	2.29	3.15	2.04	1.40	2.36
0.85%	1.65	1.90	—	1.10	1.99
0.95%	2.22	3.06	1.99	1.37	2.30
1.00%	4.21	3.25	2.28	1.37	2.99
1.05%	1.63	1.87	—	1.08	1.96
1.10%	1.62	1.86	—	1.08	1.95
1.15%	—	—	—	—	1.43
1.20%	4.11	3.17	2.20	1.34	2.92
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1.60	1.83	—	1.06	1.92
1.30%	1.59	1.83	—	1.06	1.92
1.35%	—	—	—	—	1.83
1.40%	—	—	—	—	1.42
1.45%	1.57	1.80	—	1.04	1.89
1.50%	—	—	—	—	1.27
1.55%	—	—	—	—	1.82
1.60%	—	—	—	—	1.81
1.65%	—	—	—	—	1.41
1.70%	—	—	—	—	1.80
1.75%	—	—	—	—	1.26
1.80%	—	—	—	—	1.40
1.85%	—	—	—	—	1.26

82	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$2.40	$1.00
0.75%	2.18	0.99
0.85%	2.23	0.99
0.95%	2.12	0.99
1.00%	3.51	0.99
1.05%	2.19	0.99
1.10%	2.18	0.99
1.15%	1.35	0.99
1.20%	3.42	0.99
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	2.15	0.98
1.30%	2.15	0.98
1.35%	1.84	0.98
1.40%	1.34	0.98
1.45%	2.12	0.98
1.50%	1.30	0.98
1.55%	1.82	0.98
1.60%	1.82	0.98
1.65%	1.33	0.98
1.70%	1.81	0.98
1.75%	1.30	0.98
1.80%	1.32	0.98
1.85%	1.30	0.97

The following is a summary of units outstanding at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	—	—	—	16,593	12,088
0.75%	20,791	169,591	1,706,529	2,441,699	207,286
0.85%	1,002	384,302	346,313	1,305,358	160,870
0.95%	23,363	73,405	1,095,519	1,377,729	327,465
1.00%	1,310	1,934	102,887	322,931	43,892
1.05%	—	263,942	261,601	547,823	66,254
1.10%	158	23,676	25,031	230,055	102,343
1.15%	—	—	—	—	—
1.20%	—	4,939	111,268	221,706	57,204
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	7,345	405	37,234	26,845
1.30%	—	5,487	63,080	145,675	73,635
1.35%	—	—	—	—	41,077
1.40%	—	—	—	—	—
1.45%	570	—	24,320	8,208	26,313
1.50%	—	—	—	—	2,381
1.55%	—	—	—	—	—
1.60%	—	—	—	—	6,210
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	47,194	934,621	3,736,953	6,655,011	1,153,863

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	83

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	—	60	—	14,930	45,007
0.75%	634,493	544,982	383,258	2,330,344	737,271
0.85%	—	929,273	332,567	2,021,027	362,589
0.95%	343,918	491,115	308,454	2,054,262	670,051
1.00%	51,661	52,882	80,652	255,370	348,736
1.05%	—	431,218	598,242	725,344	448,208
1.10%	—	63,966	3,062	123,611	649,463
1.15%	—	—	—	—	173,681
1.20%	13,451	42,914	37,611	309,222	340,764
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	10,492	806	21,211	16,264
1.30%	—	60,861	—	181,981	198,562
1.35%	—	—	—	36,870	33,527
1.40%	—	—	—	—	7,324
1.45%	—	18,534	327	42,720	6,664
1.50%	—	—	—	32,074	3,841
1.55%	—	—	—	—	—
1.60%	—	—	—	8,517	26,219
1.65%	—	—	—	—	—
1.70%	—	—	—	—	9,164
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,043,523	2,646,297	1,744,979	8,157,483	4,077,335

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	2,399	—	5	—	—
0.75%	604,472	1,396,742	3,046,634	—	68,973
0.85%	—	488,317	1,047,926	57,296	67,206
0.95%	372,527	713,657	2,144,059	83,112	112,220
1.00%	22,275	144,319	279,780	—	27,328
1.05%	—	207,423	2,162,518	—	23,283
1.10%	—	162,098	214,747	33,089	36,006
1.15%	—	69,649	—	—	—
1.20%	22,904	216,837	297,466	—	17,278
1.25%	—	—	—	—	—
1.25%	—	18,438	34,205	—	—
1.25%	—	—	—	—	—
1.25%	—	2,269,518	2,240,225	—	—
1.25%	—	—	—	—	—
1.30%	—	64,144	130,274	31,155	22,310
1.35%	—	111,085	—	—	13,955
1.40%	—	—	—	—	—
1.45%	—	72,771	24,777	—	19,083
1.50%	—	14,844	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,024,577	5,949,842	11,622,616	204,652	407,642

84	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	—	2,188	8,202	—	8,700
0.75%	—	6,160,120	5,120,672	93,102	1,004,036
0.85%	8,419	2,292,688	2,251,048	28,828	1,006,616
0.95%	218,295	4,902,230	3,484,275	145,891	672,123
1.00%	9,837	864,030	616,480	32,898	110,827
1.05%	4,509	1,574,262	1,244,024	9,880	661,541
1.10%	—	273,245	205,181	2,828	211,661
1.15%	—	—	—	—	—
1.20%	13,071	1,287,923	415,720	30,770	72,027
1.25%	—	—	3,118,238	—	1,604,611
1.25%	—	56,940	39,346	—	38,434
1.25%	—	—	—	—	—
1.25%	—	2,132,185	—	—	—
1.25%	—	—	—	—	—
1.30%	—	592,184	243,855	—	65,215
1.35%	5,184	—	—	8,930	—
1.40%	—	—	—	—	—
1.45%	—	189,312	25,813	—	25,999
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	259,315	20,327,307	16,772,854	353,127	5,481,790

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	5,139	621	5,219	12,920	2,650
0.75%	1,804,958	2,026,209	1,411,865	684,832	2,508,756
0.85%	774,343	652,940	693,525	167,053	352,419
0.95%	1,548,018	1,819,775	1,038,828	578,392	1,694,309
1.00%	264,234	264,942	170,846	77,053	134,699
1.05%	719,242	437,281	986,032	178,239	132,197
1.10%	58,723	75,804	47,662	49,905	10,534
1.15%	—	—	—	—	—
1.20%	519,202	207,943	161,771	63,569	67,632
1.25%	—	—	—	—	—
1.25%	9,250	3,554	—	1,459	—
1.25%	—	—	—	—	—
1.25%	544,845	1,432,343	—	2,006,184	—
1.25%	—	—	42,953	—	2,358
1.30%	211,187	127,068	98,016	28,188	17,246
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	70,527	7,982	23,653	542	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	6,529,668	7,056,462	4,680,370	3,848,336	4,922,800

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	85

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	2,276	—	14,950	—	453
0.75%	4,703,232	804,933	1,657,483	522,839	335,887
0.85%	156,442	2,111,395	1,365,457	492,126	49,754
0.95%	1,971,953	803,608	1,447,929	444,611	250,690
1.00%	267,467	77,744	297,274	83,144	22,981
1.05%	143,615	145,013	842,554	202,420	58,612
1.10%	24,548	64,393	209,948	186,262	5,457
1.15%	—	—	—	—	—
1.20%	263,789	103,583	220,395	101,234	5,705
1.25%	—	—	—	—	—
1.25%	2,048	—	—	—	599
1.25%	—	—	—	—	1,703,460
1.25%	5,328,899	—	—	—	—
1.25%	—	—	12,165	15,185	—
1.30%	6,079	48,512	119,566	26,124	1,875
1.35%	—	63,700	—	3,529	—
1.40%	—	—	—	—	—
1.45%	—	3,953	16,222	1,037	330
1.50%	—	74,895	—	1,664	—
1.55%	—	—	—	—	—
1.60%	—	—	—	11,911	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	12,870,348	4,301,729	6,203,943	2,092,086	2,435,803

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	674	—	7,310	51	—
0.75%	647,541	6,924	2,011,813	150,911	460,944
0.85%	433,309	51,130	323,243	183,970	152,503
0.95%	559,444	14,075	2,191,229	267,887	358,239
1.00%	51,502	5,196	208,190	43,130	51,798
1.05%	354,936	25,820	421,562	21,782	80,775
1.10%	86,735	192	168,932	19,950	19,106
1.15%	—	—	—	—	—
1.20%	50,405	—	197,537	—	17,180
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	3,292	21,394	5,962	703	8,937
1.30%	68,921	15,340	88,130	1,158	20,292
1.35%	—	1,317	96,211	—	—
1.40%	—	—	—	—	—
1.45%	4,618	—	19,413	10,823	—
1.50%	—	879	11,716	—	—
1.55%	—	—	—	—	—
1.60%	—	8,769	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,261,377	151,036	5,751,248	700,365	1,169,774

86	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	6,314	10,884	3,789	9,353	8,353
0.75%	1,920,468	676,039	160,560	2,025,243	4,286,153
0.85%	581,236	581,782	60,793	1,227,853	3,619,604
0.95%	1,929,419	493,098	223,313	2,008,607	3,673,783
1.00%	209,996	61,649	5,012	315,810	580,797
1.05%	425,106	191,084	79,501	1,717,468	2,284,254
1.10%	26,540	88,232	72,924	286,311	864,304
1.15%	—	—	—	—	—
1.20%	100,541	73,251	97,979	420,593	600,304
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,169	10,914	—	168,256	79,027
1.30%	64,142	79,491	72,372	316,811	669,942
1.35%	—	—	91,869	—	95,303
1.40%	—	—	—	—	3,740
1.45%	45,981	18,227	—	88,836	69,052
1.50%	—	—	4,639	—	44,702
1.55%	—	—	—	—	2,449
1.60%	—	—	—	—	433
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	5,321,912	2,284,651	872,751	8,585,141	16,882,200

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	—	20,988	425	—	16,142
0.75%	2,142,212	3,211,535	953,121	399,175	1,250,028
0.85%	—	2,182,279	945,948	660,277	1,142,372
0.95%	1,777,152	1,854,143	716,754	442,869	979,149
1.00%	482,310	389,705	110,705	25,969	153,143
1.05%	—	1,149,402	249,349	58,671	538,397
1.10%	—	427,377	73,050	35,758	52,649
1.15%	—	—	—	—	—
1.20%	286,892	254,033	98,254	16,507	142,281
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	51,662	29,873	—	14,094
1.30%	—	284,652	47,520	30,735	72,127
1.35%	—	12,498	—	5,306	—
1.40%	—	—	—	—	—
1.45%	—	46,233	10,814	13,261	7,100
1.50%	—	9,466	—	8,204	—
1.55%	—	—	—	—	—
1.60%	—	5,010	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	4,688,566	9,898,983	3,235,813	1,696,732	4,367,482

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	87

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	51,208	19,082	75	5,219	4,221
0.75%	939,771	1,716,996	886,964	136,417	1,485,668
0.85%	1,420,606	1,153,284	1,203,908	168,783	—
0.95%	616,263	1,426,019	694,802	482,068	1,076,420
1.00%	32,897	469,445	120,916	8,253	255,337
1.05%	217,712	728,519	484,564	25,415	—
1.10%	28,977	212,081	170,204	70,824	—
1.15%	—	—	—	—	—
1.20%	35,263	286,885	136,256	54,323	219,005
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	12,196	62,325	6,126	—	—
1.30%	124,552	301,161	80,110	5,087	—
1.35%	59,655	3,325	9,236	30,915	—
1.40%	—	3,697	3,926	—	—
1.45%	64,901	38,451	55,849	5,362	—
1.50%	55,914	2,813	6,832	4,242	—
1.55%	—	1,806	—	—	—
1.60%	—	477	398	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,659,915	6,426,366	3,860,166	996,908	3,040,651

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	—	6,036	—	21,382	—
0.75%	2,010	1,884,563	1,167,527	62,441	2,308,220
0.85%	154	383,140	102,110	52,088	438,723
0.95%	18,187	1,290,974	615,633	56,808	1,059,856
1.00%	—	154,261	188,280	10,320	327,328
1.05%	—	221,018	114,224	53,833	327,582
1.10%	—	86,337	30,730	17,263	77,122
1.15%	—	—	—	18,937	—
1.20%	6,310	127,522	293,540	254,699	393,995
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	61,533	—	—	5,165
1.30%	2,567	9,111	9,692	41,005	85,969
1.35%	—	—	—	45,898	—
1.40%	—	—	—	—	—
1.45%	—	553	—	—	6,300
1.50%	—	—	—	4,711	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	29,228	4,225,048	2,521,736	639,385	5,030,260

88	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.55%	4,516	82,962	—	—	—
0.75%	299,621	378,992	798,895	166,224	311,802
0.85%	—	418,475	665,628	—	364,384
0.95%	321,402	185,217	607,440	169,569	105,744
1.00%	6,342	4,773	56,262	—	3,742
1.05%	—	423,495	458,410	—	256,072
1.10%	—	48,252	46,729	—	22,289
1.15%	—	—	—	—	—
1.20%	102,522	12,051	122,405	—	15,279
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	6,525	16,384	—	9,078
1.30%	—	45,578	66,792	—	6,736
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	4,301	6,717	—	489
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	734,403	1,610,621	2,845,662	335,793	1,095,615

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	64,821	28,674	—	—	—
0.75%	670,541	216,326	30,782	22,369	666,065
0.85%	—	77,824	103,468	1,350	—
0.95%	319,399	200,548	194,957	4,454	225,183
1.00%	23,769	82,747	—	163	4,087
1.05%	—	73,878	14,044	32,817	—
1.10%	—	136,937	40,229	—	—
1.15%	—	17,638	—	—	—
1.20%	28,496	28,730	—	11,817	1,025
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	20,476	—	—	—
1.30%	—	125,625	—	—	—
1.35%	—	18,304	20,276	19,788	—
1.40%	—	—	—	—	—
1.45%	—	24,824	—	—	—
1.50%	—	11,679	—	2,884	—
1.55%	—	—	—	—	—
1.60%	—	—	—	637	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	1,107,026	1,064,210	403,756	96,279	896,360

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	89

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	—	—	—	—	9,939
0.75%	891,817	826,300	57,891	1,441,428	751,995
0.85%	1,053,738	—	31,049	459,537	—
0.95%	390,523	664,013	90,739	1,084,039	507,706
1.00%	74,633	18,342	40,730	64,437	24,825
1.05%	547,823	—	4,510	243,681	—
1.10%	39,657	—	27,106	16,355	—
1.15%	—	—	—	—	—
1.20%	54,464	4,693	4,570	14,467	9,018
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,952	—	742	8,360	—
1.30%	60,835	—	22	25,589	—
1.35%	117	—	9,461	—	—
1.40%	—	—	—	—	—
1.45%	—	—	454	7,985	—
1.50%	6,594	—	734	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,139,153	1,513,348	268,008	3,365,878	1,303,483

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S
0.55%	15,660	9,616	7,363	—	—
0.75%	934,866	652,499	258,883	—	383,580
0.85%	610,608	648,015	256,532	—	168,029
0.95%	808,681	350,943	249,875	5,095	303,076
1.00%	72,013	46,405	14,710	—	26,608
1.05%	480,157	266,576	183,682	—	117,653
1.10%	97,209	29,286	75,870	—	29,155
1.15%	—	—	—	—	—
1.20%	65,354	41,283	34,237	12,364	40,180
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	6,867	2,803	3,192	—	898
1.30%	154,542	30,194	11,996	—	36,954
1.35%	123,778	—	17,832	—	—
1.40%	3,639	—	—	—	—
1.45%	45,608	6,039	7,700	—	11,238
1.50%	6,658	—	1,028	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,425,640	2,083,659	1,122,900	17,459	1,117,371

90	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	715	16,612	75	29,236	—
0.75%	624,492	5,056,217	283,336	2,070,006	7,992
0.85%	861,783	2,681,863	285,951	1,452,559	3,027
0.95%	922,341	3,613,364	477,090	1,701,726	47,273
1.00%	119,656	810,694	49,646	555,703	4,785
1.05%	464,419	1,890,604	213,697	1,123,138	16,083
1.10%	116,657	488,997	27,538	470,037	11,875
1.15%	—	—	—	9,149	—
1.20%	258,993	931,405	42,053	432,000	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,787	32,684	730	46,306	—
1.30%	90,423	916,355	15,582	325,800	5,312
1.35%	10,830	2,699	18,018	7,069	4,440
1.40%	3,841	—	3,808	—	—
1.45%	19,291	143,223	236	132,575	6,728
1.50%	3,305	745	1,489	1,022	—
1.55%	—	—	—	1,976	—
1.60%	—	15,651	—	—	—
1.65%	—	—	—	22,227	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	3,515,533	16,601,113	1,419,249	8,380,529	107,515

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.55%	—	3,972	—	—	3,671
0.75%	91,333	409,907	450,724	291,880	23,775
0.85%	40,469	—	—	—	27,608
0.95%	238,709	249,444	138,112	147,781	46,200
1.00%	—	56,965	38,182	7,954	21,931
1.05%	—	—	—	—	13,406
1.10%	5,034	—	—	—	13,381
1.15%	—	—	—	—	—
1.20%	6,823	32,621	308	—	5,083
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.30%	—	—	—	—	3,590
1.35%	6,792	—	—	—	11,778
1.40%	—	—	—	—	—
1.45%	7,986	—	—	—	7,729
1.50%	2,353	—	—	—	—
1.55%	—	—	—	—	—
1.60%	769	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	400,268	752,909	627,326	447,615	178,152

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	91

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.55%	172,706	443,066	—	—	17,290
0.75%	3,511,933	5,344,075	44,148	2,441,001	2,280,822
0.85%	14,524,668	20,502,738	30,825	1,247,079	7,503,557
0.95%	6,981,224	2,791,138	106,799	1,689,837	6,460,519
1.00%	335,773	1,530,443	17,972	426,441	344,455
1.05%	1,172,733	7,801,776	2,833	587,097	2,307,177
1.10%	2,198,302	4,249,964	61,213	65,247	4,185,921
1.15%	—	—	—	—	16,818
1.20%	3,131,889	600,951	—	431,304	4,094,963
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	63,386	75,389	7,438	2,768	13,970
1.30%	865,098	2,250,300	663	236,581	665,458
1.35%	312,218	—	—	—	193,518
1.40%	—	—	—	—	—
1.45%	1,630,693	52,003	14,029	13,381	4,009,041
1.50%	4,147	—	—	—	120,333
1.55%	—	—	—	—	562,317
1.60%	75,538	—	—	—	90,846
1.65%	—	—	—	—	—
1.70%	14,469	—	—	—	19,985
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	34,994,777	45,641,843	285,920	7,140,736	32,886,990

Subaccount	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	—	—	—	470,182	13,987
0.75%	5,936,650	3,660	15,448,835	63,193,124	10,291,358
0.85%	17,213,624	4,863	77,343,030	244,974,593	55,427,998
0.95%	3,404,410	39,469	93,380,238	36,500,227	35,428,218
1.00%	731,132	—	2,260,573	15,534,406	1,279,163
1.05%	10,906,442	37,119	20,810,163	113,486,323	5,520,263
1.10%	5,584,514	24,210	20,902,304	62,579,241	11,946,973
1.15%	—	—	280,005	—	—
1.20%	1,150,043	7,694	61,958,644	6,915,784	21,303,487
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	392,801	—	27,478	966,673	209,066
1.30%	2,890,211	3,711	12,062,051	30,335,504	3,801,837
1.35%	—	—	3,481,209	—	850,665
1.40%	—	—	—	—	4,117
1.45%	2,191,196	—	12,404,034	874,195	2,713,840
1.50%	—	—	130,777	—	45,121
1.55%	—	—	967,756	—	315,585
1.60%	—	9,824	1,229,647	—	—
1.65%	—	—	—	—	—
1.70%	—	—	163,393	—	73,282
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	82,336	—	76,330
Total	50,401,023	130,550	322,932,473	575,830,252	149,301,290

92	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	195,265	1,143,637	—	—	—
0.75%	25,852,577	4,673,180	15,860,010	—	4,641
0.85%	90,057,028	15,657,128	48,920,619	—	46
0.95%	14,329,321	23,306,526	10,319,101	4,999	5,014
1.00%	4,177,889	381,382	1,457,456	—	—
1.05%	34,877,939	6,172,712	29,099,515	—	—
1.10%	17,446,594	4,865,689	11,952,472	—	—
1.15%	—	1,330,286	—	—	—
1.20%	1,762,045	13,121,843	2,016,599	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	466,257	65,312	221,869	—	—
1.30%	7,118,907	4,807,516	7,890,152	—	—
1.35%	—	712,031	—	—	—
1.40%	—	350,674	—	—	—
1.45%	1,111,522	2,935,633	1,414,436	—	—
1.50%	—	81,158	—	—	—
1.55%	—	1,196,868	—	—	—
1.60%	—	302,404	—	—	—
1.65%	—	356,125	—	—	—
1.70%	—	119,844	—	—	—
1.75%	—	—	—	—	—
1.80%	—	87,750	—	—	—
1.85%	—	—	—	—	—
Total	197,395,344	81,667,698	129,152,229	4,999	9,701

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	2,939	—	—	48	—
0.75%	1,201,187	2,695	773,862	97,293	188,201
0.85%	447,688	4,714	593,281	70,102	312,479
0.95%	666,103	23,144	246,558	36,234	345,374
1.00%	127,442	—	90,473	13,543	—
1.05%	185,880	6,907	309,373	103,899	53,299
1.10%	44,827	—	26,308	15,843	20,238
1.15%	—	—	—	—	—
1.20%	150,316	6,268	90,215	9,575	44,567
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	654	—	2,417	6,683	—
1.30%	65,783	—	53,605	13,735	19,213
1.35%	—	34,764	—	—	68,727
1.40%	—	—	—	—	—
1.45%	—	—	2,249	237	—
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	2,892,819	78,492	2,188,341	367,192	1,052,098

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	93

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.55%	8,513	29,156	—	6,608	47
0.75%	2,438,926	2,560,689	749,046	628,352	541,816
0.85%	1,266,453	1,581,678	—	302,652	298,178
0.95%	1,636,695	1,904,926	305,640	434,399	451,624
1.00%	192,874	364,564	85,921	129,826	80,676
1.05%	682,997	761,675	—	334,484	278,562
1.10%	152,121	193,144	—	35,351	26,358
1.15%	—	—	—	—	—
1.20%	113,624	253,980	16,389	42,090	28,179
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	11,721	19,029	—	—	6,629
1.30%	179,618	162,079	—	28,270	23,092
1.35%	—	—	—	—	5,039
1.40%	—	—	—	—	—
1.45%	16,481	59,528	—	8,754	9,692
1.50%	—	—	—	—	845
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	6,700,023	7,890,448	1,156,996	1,950,786	1,750,737

Subaccount				WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%				—	—
0.75%				492,704	11,704
0.85%				344,970	40,089
0.95%				350,348	172,313
1.00%				29,386	24,294
1.05%				245,923	3,915
1.10%				153,819	17,403
1.15%				—	—
1.20%				34,985	6,951
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				—	—
1.25%				11,540	—
1.30%				12,146	—
1.35%				16,628	4,135
1.40%				—	—
1.45%				16,788	—
1.50%				5,534	1,663
1.55%				—	—
1.60%				424	—
1.65%				—	—
1.70%				—	—
1.75%				—	—
1.80%				—	—
1.85%				—	—
Total				1,715,195	282,467

94	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

The following is a summary of net assets at Dec. 31, 2014:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Global Thematic Gro, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	ALPS Alerian Engy Infr, Class III
0.55%	$82	$82	$163	$19,059	$14,368
0.75%	22,971	232,729	3,224,432	4,244,323	245,540
0.85%	1,186	566,920	585,378	1,093,472	190,241
0.95%	25,724	98,686	2,015,473	2,331,470	386,563
1.00%	1,522	2,594	240,300	603,874	51,776
1.05%	81	382,612	434,772	455,249	78,086
1.10%	255	34,167	41,416	188,864	120,520
1.15%	81	—	—	—	89
1.20%	81	6,499	253,624	404,713	67,249
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	80	10,475	821	30,137	31,533
1.30%	80	7,793	102,648	117,505	86,419
1.35%	80	—	—	—	48,169
1.40%	80	—	—	—	89
1.45%	703	103	39,076	6,533	30,803
1.50%	80	—	—	—	2,875
1.55%	80	—	—	—	89
1.60%	80	—	—	—	7,252
1.65%	80	—	—	—	88
1.70%	80	—	—	—	88
1.75%	80	—	—	—	88
1.80%	80	—	—	—	88
1.85%	80	—	—	—	88
Total	$53,646	$1,342,660	$6,938,103	$9,495,199	$1,362,101

Subaccount	AC VP Intl, Cl II	AC VP Mid Cap Val, Cl II	AC VP Ultra, Cl II	AC VP Val, Cl II	BlackRock Global Alloc, Cl III
0.55%	$106	$228	$127	$29,254	$53,562
0.75%	1,032,649	947,022	679,792	5,640,220	872,684
0.85%	—	2,004,758	643,641	3,541,543	428,011
0.95%	548,391	840,383	537,029	4,816,172	788,836
1.00%	108,940	90,227	139,792	658,055	410,006
1.05%	—	914,647	1,138,276	1,250,171	526,262
1.10%	—	134,963	5,801	212,102	761,519
1.15%	—	—	—	116	203,375
1.20%	27,452	72,070	64,009	777,334	398,500
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	21,881	1,508	35,933	18,993
1.30%	—	126,582	78	307,045	231,579
1.35%	—	—	—	69,405	39,049
1.40%	—	—	—	115	8,519
1.45%	—	38,006	749	71,163	7,741
1.50%	—	—	—	40,886	4,210
1.55%	—	—	—	135	88
1.60%	—	—	—	15,853	30,331
1.65%	—	—	—	114	88
1.70%	—	—	—	134	10,573
1.75%	—	—	—	95	80
1.80%	—	—	—	114	87
1.85%	—	—	—	95	80
Total	$1,717,538	$5,190,767	$3,210,802	$17,466,054	$4,794,173

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	95

Subaccount	Calvert VP SRI Bal	Col VP Bal, Cl 3	Col VP Cash Mgmt, Cl 3	Col VP Commodity Strategy, Cl 2	Col VP Contrarian Core, Cl 2
0.55%	$3,936	$13	$2,005	$56	$13
0.75%	907,823	2,272,850	3,393,935	55	93,788
0.85%	—	796,246	1,068,681	41,338	91,234
0.95%	543,861	1,144,179	2,329,524	59,859	152,078
1.00%	41,470	301,733	288,982	55	37,004
1.05%	—	332,546	2,169,324	55	31,496
1.10%	—	258,813	214,448	23,769	48,668
1.15%	—	94,602	—	55	13
1.20%	41,611	442,544	300,207	55	23,306
1.25%	—	—	—	—	—
1.25%	—	29,064	33,707	—	—
1.25%	—	—	—	—	—
1.25%	—	5,793,260	2,720,642	—	—
1.25%	—	—	—	55	13
1.30%	—	100,709	127,883	22,303	30,050
1.35%	—	187,857	—	55	18,781
1.40%	—	14	—	55	13
1.45%	—	112,794	24,021	55	25,650
1.50%	—	17,870	—	55	13
1.55%	—	17	—	55	13
1.60%	—	17	—	55	13
1.65%	—	14	—	55	13
1.70%	—	17	—	55	13
1.75%	—	12	—	55	13
1.80%	—	14	—	55	13
1.85%	—	12	—	55	13
Total	$1,538,701	$11,885,197	$12,673,359	$148,260	$552,211

Subaccount	Col VP Core Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 2	Col VP Emer Mkts, Cl 3
0.55%	$75	$3,198	$15,994	$76	$19,453
0.75%	75	10,828,606	12,430,018	84,840	2,846,193
0.85%	8,375	3,202,036	3,460,633	26,226	1,483,733
0.95%	216,791	8,358,098	8,285,912	132,489	1,844,369
1.00%	9,762	1,309,744	1,782,243	29,852	377,086
1.05%	4,545	2,160,604	1,886,546	8,957	958,566
1.10%	75	373,631	309,170	2,628	305,006
1.15%	75	—	—	68	—
1.20%	12,924	1,905,832	1,172,678	27,822	239,300
1.25%	—	—	7,251,305	—	3,024,456
1.25%	—	76,842	58,490	—	54,752
1.25%	—	—	—	—	—
1.25%	—	4,010,412	—	—	—
1.25%	75	—	—	68	—
1.30%	75	796,206	361,179	68	92,428
1.35%	5,189	—	—	8,055	—
1.40%	75	—	—	68	—
1.45%	75	290,870	69,816	68	36,410
1.50%	75	—	—	68	—
1.55%	75	—	—	68	—
1.60%	75	—	—	68	—
1.65%	75	—	—	68	—
1.70%	75	—	—	68	—
1.75%	75	—	—	68	—
1.80%	75	—	—	68	—
1.85%	75	—	—	68	—
Total	$258,786	$33,316,079	$37,083,984	$321,829	$11,281,752

96	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Col VP Global Bond, Cl 3	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Select Intl Eq, Cl 3	Col VP Lg Cap Gro, Cl 3
0.55%	$6,713	$1,228	$9,901	$20,551	$4,978
0.75%	3,300,285	4,811,685	2,648,498	777,791	2,248,919
0.85%	987,854	1,168,994	1,222,621	204,246	605,861
0.95%	2,754,002	4,218,948	1,892,187	645,598	1,478,272
1.00%	405,848	698,785	309,444	159,724	283,666
1.05%	902,206	769,835	1,708,138	214,560	223,181
1.10%	73,252	132,878	82,300	59,780	17,728
1.15%	—	—	—	—	—
1.20%	778,205	534,629	287,223	128,613	139,066
1.25%	—	—	—	—	—
1.25%	11,413	6,152	—	1,829	—
1.25%	—	—	—	—	—
1.25%	972,563	3,503,142	—	2,992,804	—
1.25%	—	—	73,190	—	3,914
1.30%	259,335	219,058	166,562	33,199	28,549
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	85,553	13,586	39,660	13,311	124
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$10,537,229	$16,078,920	$8,439,724	$5,252,006	$5,034,258

Subaccount	Col VP Lg Core Quan, Cl 3	Col VP Limited Duration Cr, Cl 2	Col VP Marsico Gro, Cl 1	Col VP Intl Opp, Cl 2	Col VP Mid Cap Gro, Cl 3
0.55%	$4,348	$74	$25,993	$101	$942
0.75%	6,350,380	763,748	2,834,844	582,476	669,090
0.85%	270,612	2,270,007	2,535,208	604,335	90,179
0.95%	2,614,403	859,953	2,433,754	478,787	486,066
1.00%	587,304	73,669	497,315	89,147	50,663
1.05%	244,508	154,471	1,538,084	244,601	104,450
1.10%	41,620	68,456	381,506	223,871	9,682
1.15%	—	78	—	89	—
1.20%	567,172	109,611	362,570	106,679	12,300
1.25%	—	—	—	—	—
1.25%	3,592	—	—	—	1,048
1.25%	—	—	—	—	2,558,595
1.25%	11,774,052	—	—	—	—
1.25%	—	74	21,854	18,022	—
1.30%	10,132	51,101	213,804	30,892	3,351
1.35%	—	66,964	—	4,676	—
1.40%	—	77	—	89	—
1.45%	162	4,215	28,627	1,210	701
1.50%	—	73,537	—	1,850	—
1.55%	—	74	—	84	—
1.60%	—	81	—	15,322	—
1.65%	—	77	—	88	—
1.70%	—	81	—	84	—
1.75%	—	75	—	79	—
1.80%	—	77	—	88	—
1.85%	—	75	—	79	—
Total	$22,468,285	$4,496,575	$10,873,559	$2,402,649	$3,987,067

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	97

Subaccount	Col VP Mid Cap Val, Cl 3	Col VP Div Abs Return, Cl 2	Col VP Lg Cap Index, Cl 3	Col VP Select Lg Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 3
0.55%	$1,380	$9	$14,258	$207	$158
0.75%	1,454,360	6,402	3,207,358	294,505	1,103,943
0.85%	795,957	47,189	579,350	325,802	287,438
0.95%	1,232,360	12,967	3,395,007	512,303	837,828
1.00%	112,824	4,792	498,336	82,064	162,767
1.05%	641,322	23,746	742,718	37,936	149,720
1.10%	155,945	186	296,405	34,593	35,267
1.15%	—	9	16	—	—
1.20%	108,311	9	461,540	—	52,575
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	5,844	19,607	10,325	1,332	16,285
1.30%	121,827	14,046	152,028	2,103	36,828
1.35%	—	1,215	187,671	—	—
1.40%	—	9	16	—	—
1.45%	8,057	9	33,064	18,222	134
1.50%	—	813	15,225	—	—
1.55%	—	9	19	—	—
1.60%	—	7,987	19	—	—
1.65%	—	9	16	—	—
1.70%	—	9	19	—	—
1.75%	—	9	13	—	—
1.80%	—	9	16	—	—
1.85%	—	9	13	—	—
Total	$4,638,187	$139,049	$9,593,432	$1,309,067	$2,682,943

Subaccount	Col VP US Govt Mtge, Cl 3	CS Commodity Return	Deutsche Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc	Fid VIP Contrafund, Serv Cl 2
0.55%	$7,551	$6,984	$3,908	$12,376	$14,533
0.75%	2,573,957	426,703	164,720	2,641,957	7,328,596
0.85%	661,495	371,848	62,198	1,574,913	6,642,026
0.95%	2,513,438	305,772	227,859	2,567,196	6,183,032
1.00%	239,361	38,102	5,107	401,818	971,591
1.05%	475,950	120,118	80,902	2,166,065	4,130,737
1.10%	29,594	55,221	74,109	359,357	1,552,524
1.15%	—	—	79	—	151
1.20%	111,937	44,485	99,301	525,933	987,625
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,392	6,743	79	208,639	140,164
1.30%	70,349	48,886	73,151	391,153	1,183,566
1.35%	—	—	92,738	—	179,132
1.40%	—	—	79	—	5,400
1.45%	82,100	11,070	78	108,309	160,098
1.50%	—	—	4,580	—	58,067
1.55%	—	—	78	—	4,739
1.60%	—	—	78	—	983
1.65%	—	—	78	—	148
1.70%	—	—	78	—	176
1.75%	—	—	74	—	162
1.80%	—	—	78	—	147
1.85%	—	—	74	—	162
Total	$6,779,124	$1,435,932	$889,426	$10,957,716	$29,543,759

98	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Serv Cl 2	FTVIPT Frank Global Real Est, Cl 2
0.55%	$257	$51,217	$655	$75	$20,435
0.75%	4,283,050	11,499,282	1,635,122	403,378	2,961,522
0.85%	—	4,204,273	1,143,287	666,030	1,212,712
0.95%	3,436,967	6,448,561	1,198,397	445,968	2,238,870
1.00%	1,086,442	1,452,380	233,490	26,127	313,798
1.05%	—	2,177,272	296,357	58,980	561,881
1.10%	—	806,493	86,458	35,915	54,723
1.15%	—	147	—	74	—
1.20%	630,710	923,801	202,206	16,551	284,657
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	96,148	34,911	74	14,459
1.30%	—	528,233	55,245	30,763	73,699
1.35%	—	21,591	—	5,306	—
1.40%	—	146	—	74	—
1.45%	—	84,698	12,426	13,239	7,164
1.50%	—	12,069	—	8,184	—
1.55%	—	123	—	74	—
1.60%	—	8,561	—	74	—
1.65%	—	145	—	74	—
1.70%	—	123	—	74	—
1.75%	—	191	—	74	—
1.80%	—	144	—	74	—
1.85%	—	190	—	74	—
Total	$9,437,426	$28,315,788	$4,898,554	$1,711,256	$7,743,920

Subaccount	FTVIPT Frank Inc, Cl 2	FTVIPT Frank Mutual Shares, Cl 2	FTVIPT Frank Sm Cap Val, Cl 2	FTVIPT Temp Global Bond, Cl 2	GS VIT Mid Cap Val, Inst
0.55%	$57,201	$34,892	$277	$5,192	$9,913
0.75%	1,046,076	3,465,856	3,147,172	135,262	6,131,762
0.85%	1,578,496	1,737,293	2,171,550	167,064	—
0.95%	683,569	2,802,302	2,396,251	476,340	4,293,068
1.00%	36,458	1,079,509	376,249	8,148	850,842
1.05%	241,070	1,079,294	859,568	25,070	—
1.10%	32,059	312,672	300,593	69,800	—
1.15%	82	107	112	98	—
1.20%	38,946	643,880	414,154	53,445	712,822
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	13,459	90,760	10,679	98	—
1.30%	137,319	436,714	139,111	5,010	—
1.35%	65,715	5,466	17,792	30,435	—
1.40%	81	5,181	5,592	98	—
1.45%	71,369	55,059	95,760	5,253	—
1.50%	61,434	3,519	8,428	4,250	—
1.55%	81	3,063	131	97	—
1.60%	81	893	889	97	—
1.65%	81	106	110	97	—
1.70%	81	118	131	97	—
1.75%	81	119	123	97	—
1.80%	81	105	110	97	—
1.85%	81	119	123	97	—
Total	$4,063,901	$11,757,027	$9,944,905	$986,242	$11,998,407

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	99

Subaccount	GS VIT Multi- Strategy Alt, Advisor	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II
0.55%	$73	$11,422	$214	$22,161	$165
0.75%	2,017	3,063,464	1,685,823	64,490	4,282,904
0.85%	221	652,306	146,881	53,705	743,348
0.95%	17,584	2,040,887	883,195	58,470	1,926,859
1.00%	73	372,737	269,763	10,613	591,863
1.05%	73	369,986	163,431	55,312	545,795
1.10%	73	143,947	43,909	17,721	127,957
1.15%	73	—	—	19,421	—
1.20%	6,165	300,624	418,308	261,017	698,756
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	73	101,298	236	77	8,461
1.30%	2,549	14,927	13,774	41,945	140,208
1.35%	72	—	—	46,909	—
1.40%	72	—	—	77	—
1.45%	72	897	215	77	10,149
1.50%	72	—	—	4,879	—
1.55%	72	—	—	77	—
1.60%	72	—	—	76	—
1.65%	72	—	—	76	—
1.70%	72	—	—	76	—
1.75%	72	—	—	76	—
1.80%	72	—	—	76	—
1.85%	72	—	—	76	—
Total	$29,766	$7,072,495	$3,625,749	$657,407	$9,076,465

Subaccount	Invesco VI Div Divd, Ser I	Invesco VI Global Hlth, Ser II	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Mid Cap Gro, Ser II
0.55%	$7,171	$181,055	$169	$—	$109
0.75%	472,261	812,913	1,372,782	236,835	441,420
0.85%	—	940,227	998,018	—	514,926
0.95%	502,897	390,569	1,024,473	240,483	149,031
1.00%	9,903	10,011	94,620	109	5,267
1.05%	—	935,157	675,789	—	359,936
1.10%	—	106,088	68,659	—	31,289
1.15%	—	—	—	—	—
1.20%	158,948	24,861	201,677	108	21,446
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	14,171	23,767	—	12,692
1.30%	—	98,508	96,426	—	9,405
1.35%	—	—	—	—	—
1.40%	—	—	—	—	—
1.45%	—	9,391	9,595	—	679
1.50%	—	—	—	—	—
1.55%	—	—	—	—	—
1.60%	—	—	—	—	—
1.65%	—	—	—	—	—
1.70%	—	—	—	—	—
1.75%	—	—	—	—	—
1.80%	—	—	—	—	—
1.85%	—	—	—	—	—
Total	$1,151,180	$3,522,951	$4,565,975	$477,535	$1,546,200

100	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Aspen Flex Bond, Serv	Janus Aspen Gbl Alloc Mod, Serv	Janus Aspen Global Tech, Serv
0.55%	$120,053	$32,575	$77	$92	$—
0.75%	844,725	244,928	31,499	27,109	595,781
0.85%	—	88,026	105,697	1,723	—
0.95%	391,871	226,255	198,810	5,368	195,762
1.00%	55,749	93,273	76	287	12,746
1.05%	—	83,204	14,297	39,444	—
1.10%	—	154,091	40,918	91	—
1.15%	—	19,831	76	91	—
1.20%	65,232	32,273	76	14,146	3,118
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	22,981	76	90	—
1.30%	—	140,900	75	90	—
1.35%	—	20,508	20,612	23,592	—
1.40%	—	82	75	90	—
1.45%	—	27,766	75	90	—
1.50%	—	13,051	75	3,220	—
1.55%	—	82	75	90	—
1.60%	—	82	75	845	—
1.65%	—	82	75	90	—
1.70%	—	82	75	90	—
1.75%	—	82	75	81	—
1.80%	—	82	75	90	—
1.85%	—	82	75	81	—
Total	$1,477,630	$1,200,318	$413,039	$116,890	$807,407

Subaccount	Janus Aspen Janus, Serv	Janus Aspen Overseas, Serv	Lazard Ret Global Dyn MA, Serv	MFS Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl
0.55%	$118	$—	$84	$127	$22,523
0.75%	1,372,598	1,195,713	66,346	1,694,641	1,282,860
0.85%	1,609,202	—	35,528	896,885	—
0.95%	591,713	933,800	103,637	1,238,634	841,516
1.00%	112,603	51,924	46,482	146,433	68,267
1.05%	824,173	—	5,143	467,619	—
1.10%	59,523	—	30,879	31,276	—
1.15%	149	—	83	—	—
1.20%	81,008	12,930	5,198	32,093	24,168
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	28,043	—	927	15,773	—
1.30%	89,619	—	109	48,066	—
1.35%	387	—	10,733	—	—
1.40%	148	—	83	—	—
1.45%	102	—	598	14,811	—
1.50%	8,714	—	914	—	—
1.55%	173	—	83	—	—
1.60%	173	—	83	—	—
1.65%	147	—	83	—	—
1.70%	172	—	83	—	—
1.75%	164	—	83	—	—
1.80%	146	—	83	—	—
1.85%	163	—	83	—	—
Total	$4,779,238	$2,194,367	$307,325	$4,586,358	$2,239,334

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	101

Subaccount	MFS Utilities, Serv Cl	MS UIF Global Real Est, Cl II	MS UIF Mid Cap Gro, Cl II	NB AMT Abs Return Multi-Mgr, Cl S	NB AMT Intl Eq, Cl S
0.55%	$46,821	$13,564	$13,354	$73	$109
0.75%	3,055,864	905,026	461,501	73	405,226
0.85%	1,342,840	909,332	526,172	73	200,210
0.95%	2,582,705	478,354	437,730	5,024	314,641
1.00%	333,601	63,177	25,691	73	27,493
1.05%	1,045,485	367,696	370,762	73	137,866
1.10%	209,287	40,167	152,220	73	34,024
1.15%	143	—	100	74	—
1.20%	302,692	55,038	58,684	12,248	40,896
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	14,605	3,802	6,327	74	1,034
1.30%	327,088	40,848	23,703	74	42,384
1.35%	223,921	—	29,992	74	—
1.40%	5,127	—	99	74	—
1.45%	95,374	8,053	15,008	74	12,733
1.50%	7,805	—	1,368	74	—
1.55%	172	—	119	74	—
1.60%	171	—	119	74	—
1.65%	141	—	98	74	—
1.70%	170	—	118	74	—
1.75%	145	—	91	74	—
1.80%	140	—	98	74	—
1.85%	144	—	91	74	—
Total	$9,594,441	$2,885,057	$2,123,445	$18,746	$1,216,616

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Glb MA Man Alloc, Adv Cl
0.55%	$1,421	$26,123	$347	$42,896	$79
0.75%	1,215,556	7,800,016	642,657	2,984,783	7,833
0.85%	1,392,113	3,939,756	571,337	2,086,207	3,032
0.95%	1,758,826	5,482,899	1,060,129	2,411,429	46,081
1.00%	227,052	1,219,655	109,764	784,307	4,658
1.05%	737,902	2,740,030	419,557	1,586,119	15,635
1.10%	184,478	702,918	53,871	661,064	11,529
1.15%	177	73	123	9,695	73
1.20%	481,659	1,373,138	91,097	599,021	73
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	29,337	46,359	1,550	64,251	73
1.30%	140,610	1,295,773	29,970	450,769	5,130
1.35%	17,444	2,710	37,682	8,359	4,355
1.40%	5,225	73	5,982	79	73
1.45%	29,619	199,983	588	181,081	6,470
1.50%	4,016	800	2,122	1,055	68
1.55%	153	73	146	2,404	73
1.60%	153	15,229	146	87	73
1.65%	174	73	122	23,213	73
1.70%	152	73	145	87	72
1.75%	170	73	133	71	68
1.80%	174	73	121	78	72
1.85%	170	73	133	71	68
Total	$6,226,581	$24,845,973	$3,027,722	$11,897,126	$105,661

102	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	PIMCO VIT Tot Return, Advisor Cl	Put VT Global Hlth Care, Cl IB	Put VT Intl Eq, Cl IB	Put VT Multi- Cap Gro, Cl IB	VanEck VIP Global Gold, Cl S
0.55%	$2,073	$10,561	$117	$138	$2,692
0.75%	91,212	997,655	696,475	549,682	17,016
0.85%	40,347	—	—	—	19,725
0.95%	237,570	591,108	212,559	275,933	32,951
1.00%	2,109	164,802	72,347	14,818	15,629
1.05%	2,108	—	—	—	9,545
1.10%	7,103	—	—	—	9,521
1.15%	2,104	—	—	—	55
1.20%	8,863	92,109	569	134	3,610
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	2,101	—	—	—	55
1.30%	2,099	—	—	—	2,600
1.35%	8,809	—	—	—	8,345
1.40%	2,095	—	—	—	54
1.45%	7,879	—	—	—	5,466
1.50%	4,412	—	—	—	54
1.55%	2,090	—	—	—	54
1.60%	2,846	—	—	—	54
1.65%	2,087	—	—	—	54
1.70%	2,085	—	—	—	54
1.75%	2,084	—	—	—	54
1.80%	2,082	—	—	—	54
1.85%	2,080	—	—	—	54
Total	$436,238	$1,856,235	$982,067	$840,705	$127,696

Subaccount	VP Aggr, Cl 2	VP Aggr, Cl 4	VP AQR Man Fut Strategy, Cl 2	VP BR Gl Infl Prot Sec, Cl 3	VP Conserv, Cl 2
0.55%	$266,758	$685,176	$83	$77	$21,112
0.75%	5,373,077	8,185,985	49,717	3,433,237	2,758,664
0.85%	22,123,920	31,270,119	34,656	1,695,156	9,035,505
0.95%	10,582,289	4,236,110	119,867	2,329,402	7,741,557
1.00%	507,815	2,317,905	20,153	584,845	411,796
1.05%	1,769,173	11,783,080	3,174	784,533	2,751,138
1.10%	3,308,743	6,405,385	68,524	86,854	4,980,719
1.15%	13	—	83	—	18,202
1.20%	4,691,611	901,378	83	579,789	4,849,254
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	94,740	112,812	8,304	3,638	16,495
1.30%	1,289,747	3,358,685	822	309,629	784,504
1.35%	483,409	—	83	—	228,795
1.40%	13	—	83	—	20
1.45%	2,414,275	77,093	15,609	17,340	4,691,403
1.50%	4,799	—	83	—	123,074
1.55%	16	—	83	—	659,018
1.60%	115,652	—	83	—	106,226
1.65%	13	—	83	—	11
1.70%	22,055	—	83	—	23,261
1.75%	12	—	83	—	10
1.80%	13	—	83	—	11
1.85%	12	—	83	—	10
Total	$53,048,155	$69,333,728	$321,905	$9,824,500	$39,200,785

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	103

Subaccount	VP Conserv, Cl 4	VP GS Commodity Strategy, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2
0.55%	$71	$59	$14	$657,043	$20,596
0.75%	7,179,749	2,840	21,353,331	87,467,114	15,009,052
0.85%	20,728,474	3,688	106,522,334	337,599,258	80,485,435
0.95%	4,079,406	29,876	127,878,480	50,054,158	51,195,480
1.00%	874,200	59	3,088,888	21,258,986	1,844,403
1.05%	13,005,228	28,108	28,360,769	154,877,854	7,938,485
1.10%	6,644,851	18,279	28,424,730	85,223,547	17,143,863
1.15%	—	58	330,432	—	13
1.20%	1,362,000	5,857	83,908,696	9,372,338	30,479,957
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	463,941	58	37,086	1,307,134	297,845
1.30%	3,406,081	2,851	16,245,309	40,912,806	5,402,927
1.35%	—	58	4,746,443	—	1,235,136
1.40%	—	58	12	—	5,028
1.45%	2,564,162	58	16,589,306	1,171,240	3,829,732
1.50%	—	58	141,927	—	50,491
1.55%	—	58	1,307,926	—	454,167
1.60%	—	7,353	1,657,933	—	15
1.65%	—	58	12	—	13
1.70%	—	58	219,325	—	104,749
1.75%	—	58	11	—	11
1.80%	—	58	12	—	13
1.85%	—	58	88,818	—	84,900
Total	$60,308,163	$99,666	$440,901,794	$789,901,478	$215,582,311

Subaccount	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Multi-Mgr Div Inc, Cl 2	VP Multi-Mgr Int Rate Adapt, Cl 2
0.55%	$288,081	$1,492,259	$13	$74	$75
0.75%	37,779,243	6,039,635	20,543,449	74	4,672
0.85%	131,029,121	20,147,658	63,093,419	74	120
0.95%	20,747,120	29,845,350	13,243,500	4,954	4,962
1.00%	6,036,354	487,250	1,866,475	74	75
1.05%	50,254,785	7,866,102	37,164,592	74	75
1.10%	25,085,108	6,187,457	15,233,067	74	75
1.15%	—	1,499,765	—	74	75
1.20%	2,521,535	16,604,957	2,557,818	74	75
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	665,609	82,446	280,725	74	75
1.30%	10,136,810	6,054,034	9,958,169	74	75
1.35%	—	902,311	—	74	75
1.40%	—	392,631	—	74	75
1.45%	1,571,932	3,671,244	1,773,132	74	75
1.50%	—	85,551	—	74	75
1.55%	—	1,503,385	—	74	75
1.60%	—	378,940	—	74	75
1.65%	—	396,054	—	74	75
1.70%	—	149,514	—	74	75
1.75%	—	11	—	74	75
1.80%	—	97,190	—	74	75
1.85%	—	11	—	74	75
Total	$286,115,698	$103,883,755	$165,714,359	$6,508	$11,179

104	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Subaccount	VP Ptnrs Sm Cap Val, Cl 3	VP Pyrford Intl Eq, Cl 2	VP Sit Divd Gro, Cl 3	VP Vty Estb Val, Cl 3	VP WF Short Duration Govt, Cl 2
0.55%	$6,143	$78	$15	$215	$75
0.75%	3,562,575	2,812	1,132,218	204,138	187,989
0.85%	799,522	4,910	886,006	137,113	316,123
0.95%	1,923,365	24,065	354,515	82,816	347,740
1.00%	391,795	78	129,721	27,689	75
1.05%	326,082	7,170	454,606	199,673	53,410
1.10%	78,378	78	38,378	30,325	20,241
1.15%	—	78	—	—	75
1.20%	451,007	6,490	127,056	19,187	44,373
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	1,129	77	3,491	12,633	75
1.30%	113,381	77	77,085	25,849	19,045
1.35%	—	35,978	—	—	67,973
1.40%	—	77	—	—	75
1.45%	15	77	3,194	577	77
1.50%	—	77	—	—	74
1.55%	—	77	—	—	76
1.60%	—	77	—	—	76
1.65%	—	77	—	—	75
1.70%	—	77	—	—	77
1.75%	—	77	—	—	74
1.80%	—	77	—	—	75
1.85%	—	77	—	—	74
Total	$7,653,392	$82,661	$3,206,285	$740,215	$1,057,947

Subaccount	Wanger Intl	Wanger USA	WF Adv VT Index Asset Alloc, Cl 2	WF Adv VT Intl Eq, Cl 2	WF Adv VT Opp, Cl 2
0.55%	$20,979	$62,399	$—	$9,455	$268
0.75%	5,590,431	8,075,114	1,529,729	900,930	1,354,539
0.85%	2,095,684	3,000,668	—	332,490	593,185
0.95%	3,638,011	5,846,531	607,336	596,863	1,037,193
1.00%	812,136	1,183,618	195,863	177,464	241,373
1.05%	1,111,263	1,420,825	—	361,300	544,879
1.10%	246,568	358,616	—	38,022	51,333
1.15%	—	—	—	—	110
1.20%	467,128	804,781	36,187	56,379	82,280
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	—	—	—	—	—
1.25%	18,737	34,907	—	80	12,747
1.30%	286,068	296,049	—	29,899	44,229
1.35%	—	—	—	—	9,232
1.40%	—	—	—	—	110
1.45%	25,915	107,265	—	9,142	18,328
1.50%	—	—	—	—	1,170
1.55%	—	—	—	—	128
1.60%	—	—	—	—	128
1.65%	—	—	—	—	109
1.70%	—	—	—	—	128
1.75%	—	—	—	—	95
1.80%	—	—	—	—	109
1.85%	—	—	—	—	95
Total	$14,312,920	$21,190,773	$2,369,115	$2,512,024	$3,991,768

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	105

Subaccount	WF Adv VT Sm Cap Gro, Cl 2	WA Var Global Hi Yd Bond, Cl II
0.55%	$105	$74
0.75%	1,073,247	11,620
0.85%	769,053	39,732
0.95%	742,716	170,479
1.00%	103,055	24,016
1.05%	538,920	3,940
1.10%	335,535	17,173
1.15%	104	74
1.20%	119,731	6,848
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	—	—
1.25%	24,859	73
1.30%	26,060	74
1.35%	30,521	4,136
1.40%	104	74
1.45%	35,566	74
1.50%	7,218	1,704
1.55%	126	74
1.60%	896	74
1.65%	103	74
1.70%	126	73
1.75%	99	73
1.80%	102	73
1.85%	99	73
Total	$3,808,345	$280,605

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2014	47	$1.11	to	$1.08	$54	0.43%	0.55%	to	1.85%	3.64%		to	2.29%
2013	6	$1.07	to	$1.06	$9	0.19%	0.55%	to	1.85%	5.00	%(11)	to	4.09	%(11)
AB VPS Global Thematic Gro, Cl B
2014	935	$1.40	to	$1.40	$1,343	—	0.55%	to	1.45%	4.23%		to	3.30%
2013	1,027	$1.34	to	$1.36	$1,421	0.02%	0.55%	to	1.45%	22.26%		to	21.16%
2012	1,161	$1.10	to	$1.12	$1,314	—	0.55%	to	1.45%	12.62%		to	11.61%
2011	1,355	$0.97	to	$1.00	$1,362	0.37%	0.55%	to	1.45%	(23.83%)		to	(24.51%)
2010	1,614	$1.28	to	$1.33	$2,139	2.01%	0.55%	to	1.45%	17.93%		to	16.88%
AB VPS Gro & Inc, Cl B
2014	3,737	$1.85	to	$1.61	$6,938	1.10%	0.55%	to	1.45%	8.69%		to	7.72%
2013	4,170	$1.70	to	$1.49	$7,158	1.12%	0.55%	to	1.45%	33.86%		to	32.66%
2012	4,694	$1.27	to	$1.12	$6,084	1.30%	0.55%	to	1.45%	16.61%		to	15.55%
2011	5,755	$1.09	to	$0.97	$6,434	1.10%	0.55%	to	1.45%	5.49%		to	4.55%
2010	7,059	$1.03	to	$0.93	$7,521	—	0.55%	to	1.45%	12.18%		to	11.18%
AB VPS Intl Val, Cl B
2014	6,655	$1.15	to	$0.80	$9,495	3.29%	0.55%	to	1.45%	(6.97%)		to	(7.81%)
2013	7,368	$1.23	to	$0.86	$11,398	5.72%	0.55%	to	1.45%	22.06%		to	20.96%
2012	8,975	$1.01	to	$0.71	$11,543	1.31%	0.55%	to	1.45%	13.57%		to	12.55%
2011	11,102	$0.89	to	$0.63	$12,695	3.66%	0.55%	to	1.45%	(19.88%)		to	(20.60%)
2010	14,110	$1.11	to	$0.80	$20,277	2.32%	0.55%	to	1.45%	3.73%		to	2.80%
ALPS Alerian Engy Infr, Class III
2014	1,154	$1.19	to	$1.16	$1,362	0.18%	0.55%	to	1.85%	11.30%		to	9.86%
2013	329	$1.07	to	$1.06	$352	—	0.55%	to	1.85%	6.81	%(12)	to	5.88	%(12)

106	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2014	1,044	$1.70	to	$2.04	$1,718	1.56%	0.55%	to	1.20%	(6.17%)		to	(6.78%)
2013	1,220	$1.82	to	$2.19	$2,143	1.60%	0.55%	to	1.20%	21.58%		to	20.80%
2012	1,431	$1.49	to	$1.81	$2,066	0.69%	0.55%	to	1.20%	20.34%		to	19.56%
2011	1,635	$1.24	to	$1.52	$1,968	1.30%	0.55%	to	1.20%	(12.67%)		to	(13.23%)
2010	2,127	$1.42	to	$1.75	$2,952	2.28%	0.55%	to	1.20%	12.52%		to	11.79%
AC VP Mid Cap Val, Cl II
2014	2,646	$1.76	to	$2.05	$5,191	1.04%	0.55%	to	1.45%	15.60%		to	14.57%
2013	3,093	$1.53	to	$1.79	$5,266	1.05%	0.55%	to	1.45%	29.20%		to	28.03%
2012	3,310	$1.18	to	$1.40	$4,356	1.86%	0.55%	to	1.45%	15.59%		to	14.55%
2011	3,661	$1.02	to	$1.22	$4,172	1.18%	0.55%	to	1.45%	(1.39%)		to	(2.27%)
2010	4,193	$1.04	to	$1.25	$4,830	1.51%	0.55%	to	1.45%	18.33%		to	17.27%
AC VP Ultra, Cl II
2014	1,745	$1.81	to	$1.84	$3,211	0.23%	0.55%	to	1.45%	9.23%		to	8.25%
2013	1,859	$1.65	to	$1.70	$3,132	0.40%	0.55%	to	1.45%	36.16%		to	34.95%
2012	1,994	$1.21	to	$1.26	$2,472	—	0.55%	to	1.45%	13.16%		to	12.14%
2011	2,071	$1.07	to	$1.12	$2,273	—	0.55%	to	1.45%	0.31%		to	(0.59%)
2010	2,392	$1.07	to	$1.13	$2,613	0.35%	0.55%	to	1.45%	15.18%		to	14.15%
AC VP Val, Cl II
2014	8,157	$1.96	to	$1.27	$17,466	1.39%	0.55%	to	1.85%	12.27%		to	10.83%
2013	8,694	$1.75	to	$1.14	$16,678	1.49%	0.55%	to	1.85%	30.76%		to	14.31	%(11)
2012	9,741	$1.34	to	$1.04	$14,452	1.76%	0.55%	to	1.80%	13.95%		to	3.87	%(10)
2011	10,663	$1.17	to	$1.15	$14,196	1.88%	0.55%	to	1.70%	0.31%		to	(0.83%)
2010	12,667	$1.17	to	$1.16	$17,018	2.04%	0.55%	to	1.70%	12.42%		to	15.19	%(6)
BlackRock Global Alloc, Cl III
2014	4,077	$1.19	to	$1.07	$4,794	2.56%	0.55%	to	1.85%	1.37%		to	0.06%
2013	3,136	$1.17	to	$1.07	$3,656	1.85%	0.55%	to	1.85%	13.79%		to	6.33	%(11)
2012	551	$1.03	to	$1.02	$567	4.59%	0.55%	to	1.80%	2.68	%(10)	to	1.83	%(10)
Calvert VP SRI Bal
2014	1,025	$1.64	to	$1.82	$1,539	1.50%	0.55%	to	1.20%	9.06%		to	8.35%
2013	1,179	$1.50	to	$1.68	$1,626	0.98%	0.55%	to	1.20%	17.36%		to	16.60%
2012	1,360	$1.28	to	$1.44	$1,601	1.17%	0.55%	to	1.20%	9.90%		to	9.19%
2011	1,560	$1.17	to	$1.32	$1,669	1.24%	0.55%	to	1.20%	3.99%		to	3.32%
2010	1,915	$1.12	to	$1.27	$1,996	1.29%	0.55%	to	1.20%	11.48%		to	10.76%
Col VP Bal, Cl 3
2014	5,950	$1.80	to	$1.20	$11,885	—	0.55%	to	1.85%	9.52%		to	8.11%
2013	5,938	$1.64	to	$1.11	$11,056	—	0.55%	to	1.85%	20.78%		to	10.58	%(11)
2012	6,128	$1.36	to	$1.03	$9,566	—	0.55%	to	1.80%	13.64%		to	3.61	%(10)
2011	6,971	$1.19	to	$1.15	$9,600	—	0.55%	to	1.70%	1.83%		to	0.66%
2010	8,054	$1.17	to	$1.14	$10,814	—	0.55%	to	1.70%	11.91%		to	13.89	%(6)
Col VP Cash Mgmt, Cl 3
2014	11,623	$1.09	to	$0.97	$12,673	0.01%	0.55%	to	1.45%	(0.53%)		to	(1.44%)
2013	12,894	$1.10	to	$0.98	$14,227	0.01%	0.55%	to	1.45%	(0.54%)		to	(1.43%)
2012	17,758	$1.10	to	$1.00	$19,717	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2011	23,583	$1.11	to	$1.01	$26,433	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.43%)
2010	24,625	$1.11	to	$1.03	$27,520	0.01%	0.55%	to	1.45%	(0.55%)		to	(1.42%)
Col VP Commodity Strategy, Cl 2
2014	205	$0.73	to	$0.71	$148	—	0.55%	to	1.85%	(21.89%)		to	(22.90%)
2013	56	$0.93	to	$0.92	$53	—	0.55%	to	1.85%	(5.82	%)(12)	to	(6.65	%)(12)
Col VP Contrarian Core, Cl 2
2014	408	$1.36	to	$1.33	$552	—	0.55%	to	1.85%	12.22%		to	10.76%
2013	145	$1.22	to	$1.20	$176	—	0.55%	to	1.85%	19.89	%(11)	to	18.84	%(11)
Col VP Core Bond, Cl 2
2014	259	$1.00	to	$0.98	$259	0.13%	0.55%	to	1.85%	4.67%		to	3.32%
2013	5	$0.96	to	$0.95	$6	—	0.55%	to	1.85%	(4.45	%)(12)	to	(5.29	%)(12)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	107

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inter Bond, Cl 3
2014	20,327	$1.46	to	$1.33	$33,316	2.62%	0.55%	to	1.45%	4.74%		to	3.80%
2013	24,490	$1.40	to	$1.28	$38,419	4.33%	0.55%	to	1.45%	(2.92%)		to	(3.80%)
2012	33,306	$1.44	to	$1.33	$53,682	3.86%	0.55%	to	1.45%	6.97%		to	6.00%
2011	36,531	$1.34	to	$1.25	$55,558	4.53%	0.55%	to	1.45%	6.10%		to	5.14%
2010	44,253	$1.27	to	$1.19	$63,955	2.62%	0.55%	to	1.45%	7.73%		to	6.76%
Col VP Divd Opp, Cl 3
2014	16,773	$1.95	to	$1.46	$37,084	—	0.55%	to	1.45%	9.30%		to	8.32%
2013	18,990	$1.78	to	$1.35	$38,630	—	0.55%	to	1.45%	26.02%		to	24.89%
2012	21,896	$1.42	to	$1.08	$35,726	—	0.55%	to	1.45%	13.36%		to	12.34%
2011	27,637	$1.25	to	$0.96	$39,787	—	0.55%	to	1.45%	(5.53%)		to	(6.38%)
2010	35,043	$1.32	to	$1.03	$53,925	—	0.55%	to	1.45%	16.19%		to	15.15%
Col VP Emerg Mkts Bond, Cl 2
2014	353	$0.92	to	$0.89	$322	5.51%	0.55%	to	1.85%	0.88%		to	(0.43%)
2013	211	$0.91	to	$0.90	$192	6.65%	0.55%	to	1.85%	(9.44	%)(11)	to	(10.27	%)(11)
Col VP Emer Mkts, Cl 3
2014	5,482	$2.24	to	$1.40	$11,282	0.24%	0.55%	to	1.45%	(2.81%)		to	(3.68%)
2013	6,297	$2.30	to	$1.45	$13,463	0.58%	0.55%	to	1.45%	(2.34%)		to	(3.22%)
2012	7,079	$2.36	to	$1.50	$15,699	0.39%	0.55%	to	1.45%	19.93%		to	18.85%
2011	8,541	$1.97	to	$1.26	$15,927	1.13%	0.55%	to	1.45%	(21.45%)		to	(22.16%)
2010	10,114	$2.50	to	$1.62	$24,121	1.51%	0.55%	to	1.45%	19.10%		to	18.03%
Col VP Global Bond, Cl 3
2014	6,530	$1.31	to	$1.21	$10,537	—	0.55%	to	1.45%	0.24%		to	(0.66%)
2013	7,799	$1.30	to	$1.22	$12,668	5.88%	0.55%	to	1.45%	(8.21%)		to	(9.04%)
2012	9,864	$1.42	to	$1.34	$17,482	2.65%	0.55%	to	1.45%	5.80%		to	4.84%
2011	11,174	$1.34	to	$1.28	$18,899	2.84%	0.55%	to	1.45%	4.21%		to	3.28%
2010	13,980	$1.29	to	$1.24	$22,904	3.24%	0.55%	to	1.45%	6.00%		to	5.05%
Col VP Hi Yield Bond, Cl 3
2014	7,056	$1.98	to	$1.70	$16,079	6.14%	0.55%	to	1.45%	3.05%		to	2.12%
2013	8,242	$1.92	to	$1.67	$18,317	6.49%	0.55%	to	1.45%	5.49%		to	4.54%
2012	9,759	$1.82	to	$1.59	$20,697	7.35%	0.55%	to	1.45%	15.10%		to	14.06%
2011	11,018	$1.58	to	$1.40	$20,520	8.18%	0.55%	to	1.45%	5.10%		to	4.15%
2010	14,504	$1.51	to	$1.34	$25,972	9.13%	0.55%	to	1.45%	13.34%		to	12.32%
Col VP Inc Opp, Cl 3
2014	4,680	$1.90	to	$1.67	$8,440	—	0.55%	to	1.45%	3.20%		to	2.27%
2013	5,757	$1.84	to	$1.64	$10,090	13.24%	0.55%	to	1.45%	4.45%		to	3.51%
2012	7,235	$1.76	to	$1.58	$12,201	6.54%	0.55%	to	1.45%	14.17%		to	13.14%
2011	7,832	$1.54	to	$1.40	$11,617	9.04%	0.55%	to	1.45%	5.68%		to	4.73%
2010	8,585	$1.46	to	$1.34	$12,088	2.81%	0.55%	to	1.45%	12.43%		to	11.42%
Col VP Select Intl Eq, Cl 3
2014	3,848	$1.59	to	$1.16	$5,252	1.79%	0.55%	to	1.45%	(9.06%)		to	(9.88%)
2013	4,431	$1.75	to	$1.29	$6,658	1.65%	0.55%	to	1.45%	21.49%		to	20.40%
2012	4,915	$1.44	to	$1.07	$6,112	1.52%	0.55%	to	1.45%	17.06%		to	16.00%
2011	6,258	$1.23	to	$0.92	$6,587	1.34%	0.55%	to	1.45%	(12.90%)		to	(13.68%)
2010	7,317	$1.41	to	$1.07	$8,942	1.44%	0.55%	to	1.45%	13.27%		to	12.25%
Col VP Lg Cap Gro, Cl 3
2014	4,923	$1.88	to	$1.63	$5,034	—	0.55%	to	1.45%	13.41%		to	12.39%
2013	5,087	$1.66	to	$1.45	$4,592	—	0.55%	to	1.45%	29.55%		to	28.39%
2012	5,860	$1.28	to	$1.13	$4,073	—	0.55%	to	1.45%	19.49%		to	18.41%
2011	6,775	$1.07	to	$0.96	$3,902	—	0.55%	to	1.45%	(3.76%)		to	(4.62%)
2010	8,572	$1.11	to	$1.00	$5,178	—	0.55%	to	1.45%	16.52%		to	15.48%
Col VP Lg Core Quan, Cl 3
2014	12,870	$1.91	to	$1.65	$22,468	—	0.55%	to	1.45%	14.59%		to	13.56%
2013	15,057	$1.67	to	$1.45	$22,975	—	0.55%	to	1.45%	32.92%		to	31.72%
2012	17,791	$1.25	to	$1.10	$20,245	—	0.55%	to	1.45%	13.25%		to	12.22%
2011	20,464	$1.11	to	$0.98	$20,557	—	0.55%	to	1.45%	4.65%		to	3.72%
2010	24,764	$1.06	to	$0.95	$23,807	—	0.55%	to	1.45%	16.69%		to	15.64%

108	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 2
2014	4,302	$0.95	to	$0.98	$4,497	0.66%	0.55%	to	1.85%	(1.74	%)(13)	to	(1.53%)
2013	409	$1.08	to	$0.99	$440	1.85%	0.85%	to	1.85%	0.33%		to	(0.91	%)(11)
2012	290	$1.08	to	$1.02	$311	2.25%	0.85%	to	1.80%	5.15%		to	2.11	%(10)
2011	126	$1.02	to	$1.01	$129	1.58%	0.85%	to	1.70%	1.24%		to	0.37%
2010	18	$1.01	to	$1.01	$19	—	0.85%	to	1.70%	1.20	%(6)	to	0.80	%(6)
Col VP Marsico Gro, Cl 1
2014	6,204	$1.74	to	$1.76	$10,874	0.22%	0.55%	to	1.45%	8.82%		to	7.84%
2013	7,077	$1.60	to	$1.64	$11,439	0.24%	0.55%	to	1.45%	34.90%		to	33.69%
2012	8,484	$1.19	to	$1.22	$10,191	0.66%	0.55%	to	1.45%	11.62%		to	10.61%
2011	11,322	$1.06	to	$1.11	$12,227	0.30%	0.55%	to	1.45%	(3.17%)		to	(4.04%)
2010	14,009	$1.10	to	$1.15	$15,648	0.16%	0.55%	to	1.45%	20.88%		to	19.80%
Col VP Intl Opp, Cl 2
2014	2,092	$1.11	to	$1.06	$2,403	0.03%	0.55%	to	1.85%	(5.61%)		to	(6.84%)
2013	2,166	$1.18	to	$1.14	$2,641	0.44%	0.55%	to	1.85%	19.74%		to	12.16	%(11)
2012	2,207	$0.99	to	$1.03	$2,259	0.93%	0.55%	to	1.80%	16.97%		to	2.35	%(10)
2011	2,738	$0.84	to	$1.00	$2,391	0.80%	0.55%	to	1.70%	(16.64%)		to	(17.60%)
2010	3,359	$1.01	to	$1.22	$3,507	0.65%	0.55%	to	1.70%	13.11%		to	21.33	%(6)
Col VP Mid Cap Gro, Cl 3
2014	2,436	$1.86	to	$1.72	$3,987	—	0.55%	to	1.45%	6.69%		to	5.73%
2013	2,730	$1.75	to	$1.63	$4,235	—	0.55%	to	1.45%	30.31%		to	29.14%
2012	3,123	$1.34	to	$1.26	$3,771	—	0.55%	to	1.45%	10.65%		to	9.65%
2011	3,564	$1.21	to	$1.15	$3,933	—	0.55%	to	1.45%	(15.54%)		to	(16.29%)
2010	4,198	$1.43	to	$1.37	$5,541	—	0.55%	to	1.45%	25.59%		to	24.46%
Col VP Mid Cap Val, Cl 3
2014	2,261	$2.05	to	$1.75	$4,638	—	0.55%	to	1.45%	11.56%		to	10.55%
2013	2,412	$1.83	to	$1.58	$4,442	—	0.55%	to	1.45%	36.99%		to	35.76%
2012	2,521	$1.34	to	$1.16	$3,426	—	0.55%	to	1.45%	17.81%		to	16.75%
2011	3,111	$1.14	to	$1.00	$3,596	—	0.55%	to	1.45%	(8.99%)		to	(9.81%)
2010	3,970	$1.25	to	$1.11	$5,069	—	0.55%	to	1.45%	21.84%		to	20.75%
Col VP Div Abs Return, Cl 2
2014	151	$0.93	to	$0.91	$139	—	0.55%	to	1.85%	(2.48%)		to	(3.74%)
2013	93	$0.95	to	$0.94	$89	—	0.55%	to	1.85%	(5.12	%)(11)	to	(5.96	%)(11)
Col VP Lg Cap Index, Cl 3
2014	5,751	$1.95	to	$1.29	$9,593	—	0.55%	to	1.85%	12.59%		to	11.13%
2013	5,400	$1.73	to	$1.16	$8,017	—	0.55%	to	1.85%	31.03%		to	15.90	%(11)
2012	5,966	$1.32	to	$1.02	$6,743	—	0.55%	to	1.80%	14.91%		to	2.24	%(10)
2011	6,611	$1.15	to	$1.17	$6,516	—	0.55%	to	1.70%	1.07%		to	(0.09%)
2010	8,319	$1.14	to	$1.17	$8,095	—	0.55%	to	1.70%	14.07%		to	17.36	%(6)
Col VP Select Lg Cap Val, Cl 3
2014	700	$1.99	to	$1.68	$1,309	—	0.55%	to	1.45%	10.77%		to	9.77%
2013	825	$1.80	to	$1.53	$1,401	—	0.55%	to	1.45%	37.04%		to	35.80%
2012	818	$1.31	to	$1.13	$1,015	—	0.55%	to	1.45%	17.83%		to	16.76%
2011	804	$1.11	to	$0.97	$849	—	0.55%	to	1.45%	(2.23%)		to	(3.11%)
2010	597	$1.14	to	$1.00	$644	—	0.55%	to	1.45%	19.86%		to	18.78%
Col VP Select Sm Cap Val, Cl 3
2014	1,170	$2.04	to	$1.79	$2,683	—	0.55%	to	1.45%	5.40%		to	4.45%
2013	1,353	$1.93	to	$1.72	$2,991	—	0.55%	to	1.45%	47.58%		to	46.25%
2012	1,321	$1.31	to	$1.17	$2,023	—	0.55%	to	1.45%	17.11%		to	16.05%
2011	1,526	$1.12	to	$1.01	$2,001	—	0.55%	to	1.45%	(9.02%)		to	(9.83%)
2010	1,873	$1.23	to	$1.12	$2,734	—	0.55%	to	1.45%	26.10%		to	24.97%
Col VP US Govt Mtge, Cl 3
2014	5,322	$1.20	to	$1.08	$6,779	1.78%	0.55%	to	1.45%	5.20%		to	4.26%
2013	6,907	$1.14	to	$1.03	$8,398	0.61%	0.55%	to	1.45%	(2.49%)		to	(3.38%)
2012	9,924	$1.17	to	$1.07	$12,363	0.92%	0.55%	to	1.45%	1.08%		to	0.14%
2011	12,543	$1.15	to	$1.07	$15,460	0.90%	0.55%	to	1.45%	0.83%		to	(0.09%)
2010	15,888	$1.14	to	$1.07	$19,607	1.00%	0.55%	to	1.45%	2.44%		to	1.51%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	109

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CS Commodity Return
2014	2,285	$0.64	to	$0.61	$1,436	—	0.55%	to	1.45%	(17.47%)		to	(18.21%)
2013	2,534	$0.78	to	$0.74	$1,936	—	0.55%	to	1.45%	(10.76%)		to	(11.56%)
2012	3,157	$0.87	to	$0.84	$2,709	—	0.55%	to	1.45%	(2.63%)		to	(3.51%)
2011	3,994	$0.90	to	$0.87	$3,531	2.41%	0.55%	to	1.45%	(13.13%)		to	(13.91%)
2010	4,370	$1.03	to	$1.01	$4,461	6.84%	0.55%	to	1.45%	16.02%		to	14.98%
Deutsche Alt Asset Alloc VIP, Cl B
2014	873	$1.03	to	$0.97	$889	1.51%	0.55%	to	1.85%	2.67%		to	1.34%
2013	653	$1.00	to	$0.95	$651	1.90%	0.55%	to	1.85%	0.20%		to	(3.35	%)(11)
2012	310	$1.00	to	$0.99	$311	—	0.55%	to	1.80%	3.67	%(10)	to	2.80	%(10)
EV VT Floating-Rate Inc
2014	8,585	$1.32	to	$1.22	$10,958	3.15%	0.55%	to	1.45%	0.02%		to	(0.87%)
2013	9,716	$1.32	to	$1.23	$12,446	3.49%	0.55%	to	1.45%	3.28%		to	2.35%
2012	8,845	$1.28	to	$1.20	$11,023	4.20%	0.55%	to	1.45%	6.74%		to	5.78%
2011	9,557	$1.20	to	$1.14	$11,213	4.23%	0.55%	to	1.45%	1.98%		to	1.08%
2010	9,857	$1.18	to	$1.12	$11,379	4.00%	0.55%	to	1.45%	8.53%		to	7.55%
Fid VIP Contrafund, Serv Cl 2
2014	16,882	$1.74	to	$1.29	$29,544	0.73%	0.55%	to	1.85%	11.04%		to	9.61%
2013	17,971	$1.57	to	$1.18	$28,447	0.83%	0.55%	to	1.85%	30.24%		to	17.98	%(11)
2012	19,207	$1.20	to	$1.01	$23,382	1.09%	0.55%	to	1.80%	15.50%		to	1.72	%(10)
2011	21,427	$1.04	to	$1.15	$22,615	0.72%	0.55%	to	1.70%	(3.32%)		to	(4.42%)
2010	26,229	$1.08	to	$1.20	$28,668	0.81%	0.55%	to	1.70%	16.29%		to	19.32	%(6)
Fid VIP Gro & Inc, Serv Cl 2
2014	4,689	$1.93	to	$2.20	$9,437	1.53%	0.55%	to	1.20%	9.62%		to	8.91%
2013	5,190	$1.76	to	$2.02	$9,565	1.62%	0.55%	to	1.20%	32.52%		to	31.66%
2012	6,108	$1.33	to	$1.53	$8,507	1.93%	0.55%	to	1.20%	17.60%		to	16.83%
2011	7,408	$1.13	to	$1.31	$8,796	1.42%	0.55%	to	1.20%	0.80%		to	0.15%
2010	9,834	$1.12	to	$1.31	$11,606	0.44%	0.55%	to	1.20%	13.92%		to	13.18%
Fid VIP Mid Cap, Serv Cl 2
2014	9,899	$2.44	to	$1.27	$28,316	0.02%	0.55%	to	1.85%	5.45%		to	4.09%
2013	11,594	$2.31	to	$1.22	$31,467	0.27%	0.55%	to	1.85%	35.12%		to	22.16	%(11)
2012	13,019	$1.71	to	$1.01	$26,834	0.37%	0.55%	to	1.80%	13.93%		to	0.79	%(10)
2011	15,096	$1.50	to	$1.08	$28,052	0.02%	0.55%	to	1.70%	(11.34%)		to	(12.35%)
2010	19,382	$1.70	to	$1.24	$41,046	0.09%	0.55%	to	1.70%	27.87%		to	23.09	%(6)
Fid VIP Overseas, Serv Cl 2
2014	3,236	$1.55	to	$1.15	$4,899	1.07%	0.55%	to	1.45%	(8.80%)		to	(9.62%)
2013	3,466	$1.69	to	$1.27	$5,806	1.07%	0.55%	to	1.45%	29.45%		to	28.29%
2012	3,619	$1.31	to	$0.99	$4,793	1.54%	0.55%	to	1.45%	19.72%		to	18.64%
2011	4,582	$1.09	to	$0.84	$5,107	1.02%	0.55%	to	1.45%	(17.79%)		to	(18.53%)
2010	6,209	$1.33	to	$1.03	$8,629	1.11%	0.55%	to	1.45%	12.21%		to	11.21%
Fid VIP Strategic Inc, Serv Cl 2
2014	1,697	$1.01	to	$0.99	$1,711	1.50%	0.55%	to	1.85%	2.80%		to	1.48%
2013	3,939	$0.99	to	$0.98	$3,878	9.57%	0.55%	to	1.85%	(2.08	%)(11)	to	(2.95	%)(11)
FTVIPT Frank Global Real Est, Cl 2
2014	4,367	$1.26	to	$1.01	$7,744	0.45%	0.55%	to	1.45%	14.38%		to	13.36%
2013	4,820	$1.10	to	$0.89	$7,590	4.54%	0.55%	to	1.45%	1.76%		to	0.85%
2012	5,008	$1.09	to	$0.88	$8,047	—	0.55%	to	1.45%	26.71%		to	25.57%
2011	5,014	$0.86	to	$0.70	$6,543	7.73%	0.55%	to	1.45%	(6.17%)		to	(7.01%)
2010	5,902	$0.91	to	$0.76	$8,520	2.91%	0.55%	to	1.45%	20.31%		to	19.23%
FTVIPT Frank Inc, Cl 2
2014	3,660	$1.12	to	$1.09	$4,064	4.92%	0.55%	to	1.85%	4.04%		to	2.70%
2013	1,796	$1.07	to	$1.06	$1,925	0.34%	0.55%	to	1.85%	5.74	%(11)	to	4.80	%(11)
FTVIPT Frank Mutual Shares, Cl 2
2014	6,426	$1.83	to	$1.20	$11,757	2.00%	0.55%	to	1.85%	6.53%		to	5.17%
2013	7,065	$1.72	to	$1.14	$12,254	2.05%	0.55%	to	1.85%	27.56%		to	13.55	%(11)
2012	7,939	$1.35	to	$1.05	$10,887	2.01%	0.55%	to	1.80%	13.62%		to	4.70	%(10)
2011	9,772	$1.18	to	$1.09	$11,887	2.22%	0.55%	to	1.70%	(1.58%)		to	(2.71%)
2010	12,766	$1.20	to	$1.12	$15,882	1.55%	0.55%	to	1.70%	10.59%		to	11.34	%(6)

110	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
FTVIPT Frank Sm Cap Val, Cl 2
2014	3,860	$2.12	to	$1.23	$9,945	0.62%	0.55%	to	1.85%	0.02%		to	(1.27%)
2013	4,087	$2.11	to	$1.24	$10,691	1.30%	0.55%	to	1.85%	35.49%		to	24.90	%(11)
2012	4,575	$1.56	to	$1.07	$9,111	0.78%	0.55%	to	1.80%	17.74%		to	6.79	%(10)
2011	5,110	$1.33	to	$1.23	$9,060	0.71%	0.55%	to	1.70%	(4.29%)		to	(5.38%)
2010	6,320	$1.39	to	$1.30	$12,043	0.76%	0.55%	to	1.70%	27.52%		to	29.42	%(6)
FTVIPT Temp Global Bond, Cl 2
2014	997	$0.99	to	$0.97	$986	5.02%	0.55%	to	1.85%	1.27%		to	(0.03%)
2013	448	$0.98	to	$0.97	$441	4.20%	0.55%	to	1.85%	(1.97	%)(11)	to	(2.83	%)(11)
GS VIT Mid Cap Val, Inst
2014	3,041	$2.35	to	$3.25	$11,998	0.96%	0.55%	to	1.20%	12.95%		to	12.22%
2013	3,597	$2.08	to	$2.90	$12,583	0.81%	0.55%	to	1.20%	32.16%		to	31.31%
2012	4,252	$1.57	to	$2.21	$11,303	1.08%	0.55%	to	1.20%	17.82%		to	17.05%
2011	5,483	$1.34	to	$1.89	$12,445	0.68%	0.55%	to	1.20%	(6.89%)		to	(7.49%)
2010	7,200	$1.43	to	$2.04	$17,613	0.64%	0.55%	to	1.20%	24.32%		to	23.51%
GS VIT Multi-Strategy Alt, Advisor
2014	29	$0.97	to	$0.96	$30	3.38%	0.55%	to	1.85%	(3.09	%)(13)	to	(3.73	%)(13)
GS VIT U.S. Eq Insights, Inst
2014	4,225	$1.89	to	$1.62	$7,072	1.40%	0.55%	to	1.45%	15.73%		to	14.69%
2013	4,777	$1.64	to	$1.41	$6,958	1.09%	0.55%	to	1.45%	36.76%		to	35.54%
2012	5,647	$1.20	to	$1.04	$6,035	1.69%	0.55%	to	1.45%	13.83%		to	12.81%
2011	6,718	$1.05	to	$0.92	$6,314	1.58%	0.55%	to	1.45%	3.48%		to	2.55%
2010	8,698	$1.02	to	$0.90	$7,922	1.41%	0.55%	to	1.45%	12.22%		to	11.22%
Invesco VI Am Fran, Ser II
2014	2,522	$1.45	to	$1.42	$3,626	—	0.55%	to	1.45%	7.58%		to	6.61%
2013	3,298	$1.35	to	$1.33	$4,424	0.24%	0.55%	to	1.45%	39.03%		to	37.78%
2012	4,255	$0.97	to	$0.96	$4,119	—	0.55%	to	1.45%	(3.04	%)(9)	to	(3.63	%)(9)
Invesco VI Bal Risk Alloc, Ser II
2014	639	$1.04	to	$1.01	$657	—	0.55%	to	1.85%	5.13%		to	3.77%
2013	379	$0.99	to	$0.98	$374	2.04%	0.55%	to	1.85%	(2.07	%)(11)	to	(2.94	%)(11)
Invesco VI Comstock, Ser II
2014	5,030	$1.89	to	$1.61	$9,076	1.03%	0.55%	to	1.45%	8.50%		to	7.53%
2013	6,428	$1.75	to	$1.50	$10,731	1.39%	0.55%	to	1.45%	34.91%		to	33.70%
2012	7,873	$1.29	to	$1.12	$9,798	1.49%	0.55%	to	1.45%	18.27%		to	17.21%
2011	9,427	$1.09	to	$0.96	$9,943	1.37%	0.55%	to	1.45%	(2.64%)		to	(3.51%)
2010	11,227	$1.12	to	$0.99	$12,215	0.23%	0.55%	to	1.45%	15.06%		to	14.03%
Invesco VI Div Divd, Ser I
2014	734	$1.59	to	$1.55	$1,151	1.65%	0.55%	to	1.20%	12.21%		to	11.48%
2013	795	$1.42	to	$1.39	$1,115	2.35%	0.55%	to	1.20%	30.32%		to	29.47%
2012	702	$1.09	to	$1.07	$758	1.87%	0.55%	to	1.20%	18.07%		to	17.31%
2011	994	$0.92	to	$0.92	$912	—	0.55%	to	1.20%	(8.03	%)(8)	to	(8.43	%)(8)
Invesco VI Global Hlth, Ser II
2014	1,611	$2.18	to	$2.14	$3,523	—	0.55%	to	1.45%	18.72%		to	17.66%
2013	1,709	$1.84	to	$1.81	$3,157	0.55%	0.55%	to	1.45%	39.40%		to	38.15%
2012	1,718	$1.32	to	$1.31	$2,286	—	0.55%	to	1.45%	19.94%		to	18.86%
2011	1,882	$1.10	to	$1.11	$2,093	—	0.55%	to	1.45%	3.16%		to	2.23%
2010	2,159	$1.07	to	$1.08	$2,335	—	0.55%	to	1.45%	4.43%		to	3.49%
Invesco VI Intl Gro, Ser II
2014	2,846	$1.75	to	$1.43	$4,566	1.39%	0.55%	to	1.45%	(0.46%)		to	(1.35%)
2013	2,890	$1.76	to	$1.44	$4,679	1.04%	0.55%	to	1.45%	18.07%		to	17.01%
2012	3,007	$1.49	to	$1.23	$4,147	1.24%	0.55%	to	1.45%	14.62%		to	13.59%
2011	3,906	$1.30	to	$1.09	$4,706	1.19%	0.55%	to	1.45%	(7.50%)		to	(8.33%)
2010	4,684	$1.40	to	$1.19	$6,142	0.47%	0.55%	to	1.45%	11.99%		to	10.99%
Invesco VI Mid Cap Gro, Ser I
2014	336	$1.43	to	$1.41	$478	—	0.75%	to	1.20%	7.23%		to	6.75%
2013	368	$1.33	to	$1.32	$488	0.39%	0.75%	to	1.20%	35.99%		to	35.39%
2012	442	$0.98	to	$0.97	$432	—	0.75%	to	1.20%	(2.22	%)(9)	to	(2.52	%)(9)

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	111

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser II
2014	1,096	$1.42	to	$1.39	$1,546	—	0.55%	to	1.45%	7.10%		to	6.14%
2013	1,251	$1.33	to	$1.31	$1,655	0.22%	0.55%	to	1.45%	35.86%		to	34.64%
2012	1,387	$0.98	to	$0.97	$1,355	—	0.55%	to	1.45%	(2.10	%)(9)	to	(2.69	%)(9)
Invesco VI Tech, Ser I
2014	1,107	$1.85	to	$2.29	$1,478	—	0.55%	to	1.20%	10.44%		to	9.73%
2013	1,200	$1.68	to	$2.09	$1,443	—	0.55%	to	1.20%	24.46%		to	23.65%
2012	1,363	$1.35	to	$1.69	$1,326	—	0.55%	to	1.20%	10.67%		to	9.95%
2011	1,522	$1.22	to	$1.53	$1,351	0.17%	0.55%	to	1.20%	(5.57%)		to	(6.19%)
2010	1,886	$1.29	to	$1.64	$1,757	—	0.55%	to	1.20%	20.64%		to	19.86%
Ivy VIP Asset Strategy
2014	1,064	$1.14	to	$1.11	$1,200	0.50%	0.55%	to	1.85%	(5.78%)		to	(7.00%)
2013	495	$1.21	to	$1.19	$597	0.02%	0.55%	to	1.85%	18.29	%(11)	to	17.27	%(11)
Janus Aspen Flex Bond, Serv
2014	404	$1.03	to	$1.00	$413	3.32%	0.55%	to	1.85%	4.12%		to	2.77%
2013	183	$0.99	to	$0.98	$181	3.27%	0.55%	to	1.85%	(1.97	%)(11)	to	(2.82	%)(11)
Janus Aspen Gbl Alloc Mod, Serv
2014	96	$1.22	to	$1.08	$117	4.82%	0.55%	to	1.85%	2.66%		to	1.33%
2013	15	$1.19	to	$1.07	$19	2.64%	0.55%	to	1.85%	14.08%		to	6.29	%(11)
2012	—	$1.04	to	$1.03	$1	2.56%	0.55%	to	1.80%	3.40	%(10)	to	2.54	%(10)
Janus Aspen Global Tech, Serv
2014	896	$0.89	to	$3.04	$807	—	0.75%	to	1.20%	8.53%		to	8.04%
2013	1,018	$0.82	to	$2.82	$846	—	0.75%	to	1.20%	34.38%		to	33.78%
2012	1,245	$0.61	to	$2.11	$769	—	0.75%	to	1.20%	18.26%		to	17.72%
2011	1,628	$0.52	to	$1.79	$874	—	0.75%	to	1.20%	(9.34%)		to	(9.75%)
2010	2,130	$0.57	to	$1.98	$1,267	—	0.75%	to	1.20%	23.47%		to	22.91%
Janus Aspen Janus, Serv
2014	3,139	$1.56	to	$1.31	$4,779	0.22%	0.55%	to	1.85%	12.11%		to	10.67%
2013	3,836	$1.39	to	$1.19	$5,225	0.65%	0.55%	to	1.85%	29.28%		to	18.75	%(11)
2012	4,885	$1.08	to	$1.00	$5,166	0.42%	0.55%	to	1.80%	17.63%		to	1.04	%(9)
2011	6,490	$0.92	to	$1.08	$5,853	0.44%	0.55%	to	1.70%	(6.06%)		to	(7.13%)
2010	7,508	$0.98	to	$1.17	$7,233	0.06%	0.55%	to	1.70%	13.63%		to	16.35	%(6)
Janus Aspen Overseas, Serv
2014	1,513	$1.45	to	$2.75	$2,194	2.99%	0.75%	to	1.20%	(12.76%)		to	(13.15%)
2013	1,827	$1.66	to	$3.17	$3,026	2.99%	0.75%	to	1.20%	13.43%		to	12.92%
2012	2,484	$1.46	to	$2.81	$3,664	0.58%	0.75%	to	1.20%	12.33%		to	11.83%
2011	3,493	$1.30	to	$2.51	$4,637	0.38%	0.75%	to	1.20%	(32.84%)		to	(33.14%)
2010	4,984	$1.94	to	$3.76	$9,841	0.53%	0.75%	to	1.20%	24.08%		to	23.53%
Lazard Ret Global Dyn MA, Serv
2014	268	$1.15	to	$1.12	$307	0.91%	0.55%	to	1.85%	2.13%		to	0.82%
2013	33	$1.13	to	$1.12	$39	1.15%	0.55%	to	1.85%	10.55	%(11)	to	9.60	%(11)
MFS Inv Gro Stock, Serv Cl
2014	3,366	$2.02	to	$1.85	$4,586	0.29%	0.55%	to	1.45%	10.50%		to	9.51%
2013	3,922	$1.83	to	$1.69	$4,765	0.42%	0.55%	to	1.45%	29.33%		to	28.18%
2012	4,327	$1.42	to	$1.32	$3,981	0.22%	0.55%	to	1.45%	16.03%		to	15.00%
2011	5,149	$1.22	to	$1.15	$4,047	0.26%	0.55%	to	1.45%	(0.17%)		to	(1.07%)
2010	6,341	$1.22	to	$1.16	$4,968	0.30%	0.55%	to	1.45%	11.53%		to	10.54%
MFS New Dis, Serv Cl
2014	1,303	$2.27	to	$2.68	$2,239	—	0.55%	to	1.20%	(8.00%)		to	(8.60%)
2013	1,672	$2.46	to	$2.93	$3,125	—	0.55%	to	1.20%	40.44%		to	39.53%
2012	1,963	$1.75	to	$2.10	$2,621	—	0.55%	to	1.20%	20.23%		to	19.45%
2011	2,719	$1.46	to	$1.76	$3,023	—	0.55%	to	1.20%	(10.98%)		to	(11.56%)
2010	3,550	$1.64	to	$1.99	$4,473	—	0.55%	to	1.20%	35.19%		to	34.32%
MFS Utilities, Serv Cl
2014	3,426	$2.99	to	$1.17	$9,594	1.90%	0.55%	to	1.85%	11.85%		to	10.41%
2013	3,640	$2.67	to	$1.06	$9,309	2.09%	0.55%	to	1.85%	19.55%		to	3.94	%(11)
2012	4,250	$2.24	to	$1.07	$9,194	6.36%	0.55%	to	1.80%	12.59%		to	5.85	%(10)
2011	5,023	$1.99	to	$1.22	$9,711	2.96%	0.55%	to	1.70%	5.92%		to	4.71%
2010	5,997	$1.87	to	$1.17	$11,066	3.10%	0.55%	to	1.70%	12.89%		to	15.75	%(6)

112	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS UIF Global Real Est, Cl II
2014	2,084	$1.41	to	$1.33	$2,885	0.73%	0.55%	to	1.45%	13.23%		to	12.21%
2013	2,353	$1.25	to	$1.19	$2,888	3.65%	0.55%	to	1.45%	2.07%		to	1.16%
2012	2,338	$1.22	to	$1.17	$2,819	0.53%	0.55%	to	1.45%	29.23%		to	28.07%
2011	2,818	$0.94	to	$0.92	$2,636	3.25%	0.55%	to	1.45%	(10.64%)		to	(11.44%)
2010	2,823	$1.06	to	$1.04	$2,964	8.41%	0.55%	to	1.45%	21.65%		to	20.56%
MS UIF Mid Cap Gro, Cl II
2014	1,123	$1.81	to	$1.23	$2,123	—	0.55%	to	1.85%	1.28%		to	(0.02%)
2013	1,246	$1.79	to	$1.23	$2,321	0.23%	0.55%	to	1.85%	36.73%		to	21.92	%(11)
2012	1,687	$1.31	to	$0.92	$2,285	—	0.55%	to	1.80%	7.89%		to	(5.93	%)(10)
2011	2,046	$1.21	to	$1.15	$2,553	0.25%	0.55%	to	1.70%	(7.68%)		to	(8.74%)
2010	2,187	$1.31	to	$1.26	$2,954	—	0.55%	to	1.70%	31.54%		to	25.32	%(6)
NB AMT Abs Return Multi-Mgr, Cl S
2014	17	$0.99	to	$0.98	$19	—	0.55%	to	1.85%	(1.46	%)(13)	to	(2.11	%)(13)
NB AMT Intl Eq, Cl S
2014	1,117	$1.07	to	$1.13	$1,217	0.32%	0.55%	to	1.45%	(3.81%)		to	(4.67%)
2013	1,279	$1.12	to	$1.19	$1,454	1.35%	0.55%	to	1.45%	17.19%		to	16.14%
2012	1,578	$0.95	to	$1.02	$1,541	0.81%	0.55%	to	1.45%	17.83%		to	16.77%
2011	1,772	$0.81	to	$0.88	$1,479	6.11%	0.55%	to	1.45%	(12.81%)		to	(13.59%)
2010	1,936	$0.93	to	$1.01	$1,861	2.19%	0.55%	to	1.45%	21.34%		to	20.26%
Oppen Global VA, Serv
2014	3,516	$1.99	to	$1.16	$6,227	0.87%	0.55%	to	1.85%	1.50%		to	0.18%
2013	3,914	$1.96	to	$1.15	$6,913	1.18%	0.55%	to	1.85%	26.29%		to	14.22	%(11)
2012	4,464	$1.55	to	$1.08	$6,316	1.95%	0.55%	to	1.80%	20.28%		to	7.96	%(10)
2011	5,107	$1.29	to	$1.06	$6,020	1.08%	0.55%	to	1.70%	(9.03%)		to	(10.07%)
2010	5,813	$1.42	to	$1.18	$7,620	1.25%	0.55%	to	1.70%	15.07%		to	17.83	%(6)
Oppen Global Strategic Inc VA, Srv
2014	16,601	$1.57	to	$0.97	$24,846	3.98%	0.55%	to	1.85%	1.93%		to	0.61%
2013	23,226	$1.54	to	$0.96	$34,246	4.65%	0.55%	to	1.85%	(0.91%)		to	(4.41	%)(11)
2012	25,951	$1.56	to	$1.41	$38,831	5.60%	0.55%	to	1.45%	12.53%		to	11.51%
2011	29,871	$1.39	to	$1.26	$39,888	3.00%	0.55%	to	1.45%	0.10%		to	(0.80%)
2010	37,820	$1.38	to	$1.27	$50,700	14.31%	0.55%	to	1.45%	14.14%		to	13.12%
Oppen Main St Sm Cap VA, Serv
2014	1,419	$2.31	to	$1.33	$3,028	0.63%	0.55%	to	1.85%	11.04%		to	9.60%
2013	1,363	$2.08	to	$1.21	$2,627	0.69%	0.55%	to	1.85%	39.85%		to	21.80	%(11)
2012	1,483	$1.49	to	$1.03	$2,058	0.33%	0.55%	to	1.80%	17.03%		to	3.33	%(10)
2011	1,635	$1.27	to	$1.17	$1,949	0.42%	0.55%	to	1.70%	(2.92%)		to	(4.03%)
2010	2,095	$1.31	to	$1.22	$2,591	0.44%	0.55%	to	1.70%	22.38%		to	21.44	%(6)
PIMCO VIT All Asset, Advisor Cl
2014	8,381	$1.47	to	$0.96	$11,897	4.76%	0.55%	to	1.85%	(0.10%)		to	(1.38%)
2013	11,696	$1.47	to	$0.97	$16,646	4.19%	0.55%	to	1.85%	(0.44%)		to	(3.73	%)(11)
2012	15,560	$1.48	to	$1.07	$22,365	4.97%	0.55%	to	1.80%	14.18%		to	6.19	%(10)
2011	15,081	$1.29	to	$1.06	$19,103	7.65%	0.55%	to	1.70%	1.37%		to	0.22%
2010	13,680	$1.27	to	$1.06	$17,166	4.97%	0.55%	to	1.70%	12.39%		to	6.10	%(6)
PIMCO VIT Glb MA Man Alloc, Adv Cl
2014	108	$0.99	to	$0.93	$106	2.49%	0.55%	to	1.85%	4.00%		to	2.65%
2013	112	$0.95	to	$0.90	$106	2.94%	0.55%	to	1.85%	(8.41%)		to	(11.19	%)(11)
2012	105	$1.03	to	$1.03	$110	3.55%	0.55%	to	1.80%	2.91	%(10)	to	2.06	%(10)
PIMCO VIT Tot Return, Advisor Cl
2014	400	$1.00	to	$0.98	$436	2.50%	0.55%	to	1.85%	3.96%		to	2.61%
2013	262	$0.96	to	$0.95	$290	2.22%	0.55%	to	1.85%	(3.98	%)(11)	to	(4.83	%)(11)
Put VT Global Hlth Care, Cl IB
2014	753	$2.66	to	$2.82	$1,856	9.16%	0.55%	to	1.20%	26.94%		to	26.12%
2013	817	$2.09	to	$2.24	$1,595	1.12%	0.55%	to	1.20%	40.89%		to	39.97%
2012	823	$1.49	to	$1.60	$1,145	1.30%	0.55%	to	1.20%	21.60%		to	20.81%
2011	978	$1.22	to	$1.32	$1,124	3.62%	0.55%	to	1.20%	(1.72%)		to	(2.35%)
2010	1,162	$1.24	to	$1.36	$1,368	1.98%	0.55%	to	1.20%	1.90%		to	1.24%
Put VT Intl Eq, Cl IB
2014	627	$1.44	to	$1.85	$982	0.93%	0.55%	to	1.20%	(7.29%)		to	(7.89%)
2013	676	$1.56	to	$2.01	$1,148	1.58%	0.55%	to	1.20%	27.37%		to	26.54%
2012	886	$1.22	to	$1.59	$1,185	2.24%	0.55%	to	1.20%	21.25%		to	20.46%
2011	1,233	$1.01	to	$1.32	$1,369	3.42%	0.55%	to	1.20%	(17.39%)		to	(17.92%)
2010	1,517	$1.22	to	$1.61	$2,040	3.70%	0.55%	to	1.20%	9.41%		to	8.71%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	113

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Multi-Cap Gro, Cl IB
2014	448	$1.90	to	$1.85	$841	0.31%	0.55%	to	1.20%	12.86%		to	12.13%
2013	481	$1.68	to	$1.65	$803	0.52%	0.55%	to	1.20%	35.69%		to	34.81%
2012	607	$1.24	to	$1.22	$748	0.24%	0.55%	to	1.20%	16.12%		to	15.37%
2011	804	$1.07	to	$1.06	$856	0.27%	0.55%	to	1.20%	(5.60%)		to	(6.22%)
2010	1,074	$1.13	to	$1.13	$1,215	—	0.55%	to	1.20%	13.15	%(7)	to	12.95	%(7)
VanEck VIP Global Gold, Cl S
2014	178	$0.72	to	$0.70	$128	0.22%	0.55%	to	1.85%	(6.55%)		to	(7.76%)
2013	87	$0.77	to	$0.76	$68	—	0.55%	to	1.85%	(23.15	%)(11)	to	(23.82	%)(11)
VP Aggr, Cl 2
2014	34,995	$1.54	to	$1.15	$53,048	—	0.55%	to	1.85%	4.95%		to	3.59%
2013	37,291	$1.47	to	$1.11	$54,068	—	0.55%	to	1.85%	20.08%		to	10.45	%(11)
2012	31,562	$1.23	to	$1.02	$38,257	—	0.55%	to	1.80%	13.09%		to	2.00	%(10)
2011	29,999	$1.08	to	$1.11	$32,283	—	0.55%	to	1.70%	(3.63%)		to	(4.73%)
2010	9,828	$1.12	to	$1.16	$11,021	—	0.55%	to	1.70%	13.63	%(5)	to	16.22	%(6)
VP Aggr, Cl 4
2014	45,642	$1.55	to	$1.48	$69,334	—	0.55%	to	1.45%	4.94%		to	4.00%
2013	61,785	$1.47	to	$1.43	$89,785	—	0.55%	to	1.45%	20.05%		to	18.96%
2012	70,793	$1.23	to	$1.20	$86,031	—	0.55%	to	1.45%	13.06%		to	12.04%
2011	83,698	$1.09	to	$1.07	$90,296	—	0.55%	to	1.45%	(3.45%)		to	(4.32%)
2010	89,107	$1.12	to	$1.12	$99,952	—	0.55%	to	1.45%	13.63	%(5)	to	12.96	%(5)
VP AQR Man Fut Strategy, Cl 2
2014	286	$1.13	to	$1.11	$322	1.46%	0.55%	to	1.85%	9.40%		to	7.99%
2013	167	$1.03	to	$1.02	$173	1.86%	0.55%	to	1.85%	1.48	%(11)	to	0.59	%(11)
VP BR Gl Infl Prot Sec, Cl 3
2014	7,141	$1.44	to	$1.29	$9,824	—	0.55%	to	1.45%	8.00%		to	7.03%
2013	8,945	$1.33	to	$1.21	$11,437	—	0.55%	to	1.45%	(5.99%)		to	(6.85%)
2012	13,378	$1.41	to	$1.30	$18,244	4.36%	0.55%	to	1.45%	5.03%		to	4.08%
2011	14,976	$1.35	to	$1.24	$19,525	7.48%	0.55%	to	1.45%	9.43%		to	8.45%
2010	16,771	$1.23	to	$1.15	$20,060	0.80%	0.55%	to	1.45%	3.56%		to	2.63%
VP Conserv, Cl 2
2014	32,887	$1.22	to	$1.02	$39,201	—	0.55%	to	1.85%	3.67%		to	2.33%
2013	41,212	$1.18	to	$0.99	$47,608	—	0.55%	to	1.85%	2.61%		to	(0.75	%)(11)
2012	56,493	$1.15	to	$1.02	$63,914	—	0.55%	to	1.80%	6.68%		to	1.86	%(10)
2011	46,252	$1.08	to	$1.06	$49,350	—	0.55%	to	1.70%	2.67%		to	1.49%
2010	19,021	$1.05	to	$1.05	$19,853	—	0.55%	to	1.70%	5.56	%(5)	to	4.60	%(6)
VP Conserv, Cl 4
2014	50,401	$1.22	to	$1.17	$60,308	—	0.55%	to	1.45%	3.76%		to	2.82%
2013	69,977	$1.18	to	$1.14	$81,081	—	0.55%	to	1.45%	2.53%		to	1.60%
2012	111,431	$1.15	to	$1.12	$126,458	—	0.55%	to	1.45%	6.68%		to	5.72%
2011	121,004	$1.08	to	$1.06	$129,269	—	0.55%	to	1.45%	2.67%		to	1.75%
2010	101,591	$1.05	to	$1.04	$106,130	—	0.55%	to	1.45%	5.56	%(5)	to	4.94	%(5)
VP GS Commodity Strategy, Cl 2
2014	131	$0.76	to	$0.75	$100	—	0.55%	to	1.85%	(17.40%)		to	(18.47%)
2013	34	$0.92	to	$0.91	$33	—	0.55%	to	1.85%	(7.00	%)(11)	to	(7.81	%)(11)
VP Mod, Cl 2
2014	322,932	$1.40	to	$1.08	$440,902	—	0.55%	to	1.85%	4.49%		to	3.13%
2013	317,346	$1.34	to	$1.05	$416,742	—	0.55%	to	1.85%	10.75%		to	4.35	%(11)
2012	306,959	$1.21	to	$1.03	$365,766	—	0.55%	to	1.80%	10.26%		to	2.31	%(10)
2011	242,627	$1.09	to	$1.09	$263,319	—	0.55%	to	1.70%	(0.28%)		to	(1.42%)
2010	92,743	$1.10	to	$1.10	$101,395	—	0.55%	to	1.70%	9.82	%(5)	to	10.47	%(6)
VP Mod, Cl 4
2014	575,830	$1.40	to	$1.34	$789,901	—	0.55%	to	1.45%	4.48%		to	3.54%
2013	612,890	$1.34	to	$1.29	$807,838	—	0.55%	to	1.45%	10.82%		to	9.82%
2012	652,210	$1.21	to	$1.18	$778,788	—	0.55%	to	1.45%	10.25%		to	9.25%
2011	675,653	$1.09	to	$1.08	$734,628	—	0.55%	to	1.45%	(0.19%)		to	(1.08%)
2010	755,824	$1.10	to	$1.09	$826,603	—	0.55%	to	1.45%	9.82	%(5)	to	9.17	%(5)

114	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 2
2014	149,301	$1.47	to	$1.11	$215,582	—	0.55%	to	1.85%	4.57%		to	3.22%
2013	155,923	$1.41	to	$1.08	$216,294	—	0.55%	to	1.85%	15.44%		to	7.43	%(11)
2012	145,875	$1.22	to	$1.02	$176,036	—	0.55%	to	1.80%	11.62%		to	2.02	%(10)
2011	131,371	$1.09	to	$1.10	$142,553	—	0.55%	to	1.70%	(1.97%)		to	(3.09%)
2010	46,591	$1.11	to	$1.13	$51,792	—	0.55%	to	1.70%	11.61	%(5)	to	13.31	%(6)
VP Mod Aggr, Cl 4
2014	197,395	$1.48	to	$1.41	$286,116	—	0.55%	to	1.45%	4.64%		to	3.69%
2013	277,715	$1.41	to	$1.36	$386,167	—	0.55%	to	1.45%	15.41%		to	14.37%
2012	310,574	$1.22	to	$1.19	$375,621	—	0.55%	to	1.45%	11.60%		to	10.59%
2011	354,776	$1.09	to	$1.08	$385,889	—	0.55%	to	1.45%	(1.88%)		to	(2.76%)
2010	389,556	$1.12	to	$1.11	$433,471	—	0.55%	to	1.45%	11.71	%(5)	to	11.05	%(5)
VP Mod Conserv, Cl 2
2014	81,668	$1.30	to	$1.05	$103,884	—	0.55%	to	1.85%	4.20%		to	2.85%
2013	93,174	$1.25	to	$1.02	$114,338	—	0.55%	to	1.85%	6.54%		to	1.70	%(11)
2012	100,587	$1.18	to	$1.02	$116,533	—	0.55%	to	1.80%	8.15%		to	1.88	%(10)
2011	76,602	$1.09	to	$1.08	$82,606	—	0.55%	to	1.70%	1.30%		to	0.14%
2010	31,516	$1.07	to	$1.07	$33,706	—	0.55%	to	1.70%	7.42	%(5)	to	7.41	%(6)
VP Mod Conserv, Cl 4
2014	129,152	$1.31	to	$1.25	$165,714	—	0.55%	to	1.45%	4.19%		to	3.25%
2013	156,063	$1.26	to	$1.21	$192,967	—	0.55%	to	1.45%	6.52%		to	5.56%
2012	196,022	$1.18	to	$1.15	$228,479	—	0.55%	to	1.45%	8.23%		to	7.25%
2011	201,183	$1.09	to	$1.07	$217,531	—	0.55%	to	1.45%	1.39%		to	0.48%
2010	216,688	$1.07	to	$1.07	$232,021	—	0.55%	to	1.45%	7.52	%(5)	to	6.89	%(5)
VP Multi-Mgr Div Inc, Cl 2
2014	5	$0.99	to	$0.98	$7	1.19%	0.55%	to	1.85%	(0.94	%)(13)	to	(1.59	%)(13)
VP Multi-Mgr Int Rate Adapt, Cl 2
2014	10	$0.99	to	$0.99	$11	1.79%	0.55%	to	1.85%	(0.83	%)(13)	to	(1.48	%)(13)
VP Ptnrs Sm Cap Val, Cl 3
2014	2,893	$2.09	to	$1.70	$7,653	—	0.55%	to	1.45%	1.50%		to	0.59%
2013	3,557	$2.06	to	$1.69	$9,256	—	0.55%	to	1.45%	34.07%		to	32.86%
2012	4,411	$1.54	to	$1.27	$8,577	—	0.55%	to	1.45%	12.89%		to	11.87%
2011	5,764	$1.36	to	$1.14	$9,817	—	0.55%	to	1.45%	(4.98%)		to	(5.83%)
2010	7,108	$1.43	to	$1.21	$12,899	—	0.55%	to	1.45%	23.75%		to	22.63%
VP Pyrford Intl Eq, Cl 2
2014	78	$1.05	to	$1.02	$83	2.57%	0.55%	to	1.85%	(0.74%)		to	(2.03%)
2013	32	$1.05	to	$1.04	$35	0.84%	0.55%	to	1.85%	5.50	%(12)	to	4.57	%(12)
VP Sit Divd Gro, Cl 3
2014	2,188	$1.49	to	$1.42	$3,206	—	0.55%	to	1.45%	11.14%		to	10.14%
2013	2,773	$1.34	to	$1.29	$3,669	—	0.55%	to	1.45%	27.69%		to	26.54%
2012	3,336	$1.05	to	$1.02	$3,468	—	0.55%	to	1.45%	10.08%		to	9.08%
2011	4,606	$0.95	to	$0.93	$4,367	—	0.55%	to	1.45%	(4.03%)		to	(4.89%)
2010	5,405	$0.99	to	$0.98	$5,357	—	0.55%	to	1.45%	10.91%		to	9.92%
VP Vty Estb Val, Cl 3
2014	367	$2.14	to	$1.86	$740	—	0.55%	to	1.45%	11.41%		to	10.41%
2013	379	$1.92	to	$1.68	$687	—	0.55%	to	1.45%	35.12%		to	33.91%
2012	356	$1.42	to	$1.26	$475	—	0.55%	to	1.45%	16.37%		to	15.32%
2011	408	$1.22	to	$1.09	$470	—	0.55%	to	1.45%	(6.95%)		to	(7.79%)
2010	366	$1.31	to	$1.18	$458	—	0.55%	to	1.45%	21.19%		to	20.11%
VP WF Short Duration Govt, Cl 2
2014	1,052	$1.00	to	$0.97	$1,058	0.12%	0.55%	to	1.85%	(0.08	%)(13)	to	(1.15%)
2013	255	$1.01	to	$0.98	$256	0.73%	0.85%	to	1.85%	(1.33%)		to	(1.83	%)(11)
2012	227	$1.03	to	$1.00	$232	0.96%	0.85%	to	1.80%	0.90%		to	(0.34	%)(10)
2011	179	$1.02	to	$1.00	$182	0.81%	0.85%	to	1.70%	1.33%		to	0.46%
2010	61	$1.00	to	$1.00	$62	—	0.85%	to	1.70%	0.41	%(6)	to	0.02	%(6)
Wanger Intl
2014	6,700	$2.46	to	$1.57	$14,313	1.42%	0.55%	to	1.45%	(4.93%)		to	(5.78%)
2013	7,611	$2.59	to	$1.67	$17,198	2.60%	0.55%	to	1.45%	21.70%		to	20.60%
2012	8,915	$2.13	to	$1.38	$16,768	1.17%	0.55%	to	1.45%	20.89%		to	19.80%
2011	10,953	$1.76	to	$1.16	$17,152	4.77%	0.55%	to	1.45%	(15.09%)		to	(15.85%)
2010	13,276	$2.07	to	$1.37	$24,827	1.60%	0.55%	to	1.45%	24.23%		to	23.12%

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	115

	At Dec. 31					For the year ended Dec. 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger USA
2014	7,890	$2.14	to	$1.80	$21,191	—	0.55%	to	1.45%	4.21%		to	3.27%
2013	9,199	$2.05	to	$1.75	$23,958	0.14%	0.55%	to	1.45%	33.02%		to	31.82%
2012	10,946	$1.54	to	$1.32	$21,704	0.30%	0.55%	to	1.45%	19.36%		to	18.28%
2011	13,163	$1.29	to	$1.12	$22,222	—	0.55%	to	1.45%	(4.02%)		to	(4.88%)
2010	16,538	$1.35	to	$1.18	$29,532	—	0.55%	to	1.45%	22.68%		to	21.58%
WF Adv VT Index Asset Alloc, Cl 2
2014	1,157	$2.04	to	$2.20	$2,369	1.52%	0.75%	to	1.20%	17.18%		to	16.65%
2013	1,347	$1.74	to	$1.89	$2,357	1.61%	0.75%	to	1.20%	18.74%		to	18.20%
2012	1,680	$1.47	to	$1.60	$2,481	1.43%	0.75%	to	1.20%	12.19%		to	11.68%
2011	1,940	$1.31	to	$1.43	$2,550	2.98%	0.75%	to	1.20%	5.69%		to	5.22%
2010	2,409	$1.24	to	$1.36	$2,996	1.73%	0.75%	to	1.20%	12.44%		to	11.94%
WF Adv VT Intl Eq, Cl 2
2014	1,951	$1.43	to	$1.04	$2,512	2.67%	0.55%	to	1.45%	(5.87%)		to	(6.72%)
2013	2,150	$1.52	to	$1.12	$2,938	2.12%	0.55%	to	1.45%	18.87%		to	17.80%
2012	2,506	$1.28	to	$0.95	$2,889	1.30%	0.55%	to	1.45%	12.86%		to	11.84%
2011	3,281	$1.13	to	$0.85	$3,329	0.10%	0.55%	to	1.45%	(13.39%)		to	(14.16%)
2010	4,075	$1.31	to	$0.99	$4,817	1.69%	0.55%	to	1.45%	15.86%		to	14.83%
WF Adv VT Opp, Cl 2
2014	1,751	$2.18	to	$1.26	$3,992	0.06%	0.55%	to	1.85%	9.82%		to	8.40%
2013	2,087	$1.99	to	$1.16	$4,348	0.20%	0.55%	to	1.85%	29.96%		to	16.76	%(11)
2012	2,419	$1.53	to	$1.01	$3,917	0.09%	0.55%	to	1.80%	14.88%		to	1.27	%(10)
2011	3,066	$1.33	to	$1.14	$4,345	0.11%	0.55%	to	1.70%	(6.04%)		to	(7.11%)
2010	1,695	$1.42	to	$1.23	$2,583	0.77%	0.55%	to	1.70%	23.07%		to	22.11	%(6)
WF Adv VT Sm Cap Gro, Cl 2
2014	1,715	$2.40	to	$1.30	$3,808	—	0.55%	to	1.85%	(2.42%)		to	(3.68%)
2013	1,988	$2.46	to	$1.35	$4,545	—	0.55%	to	1.85%	49.41%		to	35.94	%(11)
2012	2,493	$1.65	to	$0.93	$3,861	—	0.55%	to	1.80%	7.28%		to	(6.99	%)(10)
2011	3,049	$1.54	to	$1.20	$4,431	—	0.55%	to	1.70%	(5.12%)		to	(6.20%)
2010	4,128	$1.62	to	$1.27	$6,337	—	0.55%	to	1.70%	26.08%		to	26.80	%(6)
WA Var Global Hi Yd Bond, Cl II
2014	282	$1.00	to	$0.97	$281	10.65%	0.55%	to	1.85%	(2.04%)		to	(3.31%)
2013	51	$1.02	to	$1.01	$53	15.79%	0.55%	to	1.85%	1.04	%(11)	to	0.16	%(11)

(1)	The accumulation unit values and total returns are based on the variable annuity contracts with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on May 7, 2010.
(6)	New subaccount operations commenced on July 19, 2010.
(7)	New subaccount operations commenced on Sept. 24, 2010.
(8)	New subaccount operations commenced on April 29, 2011.
(9)	New subaccount operations commenced on April 27, 2012.
(10)	New subaccount operations commenced on April 30, 2012.
(11)	New subaccount operations commenced on April 29, 2013.
(12)	New subaccount operations commenced on April 30, 2013.
(13)	New subaccount operations commenced on June 30, 2014.

116	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Condensed Financial Information (Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in the parentheses.

Variable account charges of 0.75% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21	6	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.37	$1.32	$1.08	$0.96	$1.26	$1.07	$0.71	$1.36	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	170	174	252	275	308	372	309	363	746	160
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12	$1.08
Accumulation unit value at end of period	$1.89	$1.74	$1.30	$1.12	$1.06	$0.95	$0.80	$1.35	$1.30	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,707	1,985	2,472	3,097	3,865	5,230	6,632	8,669	10,042	10,828
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88	$1.63
Accumulation unit value at end of period	$1.73	$1.87	$1.53	$1.35	$1.69	$1.63	$1.23	$2.64	$2.52	$1.88
Number of accumulation units outstanding at end of period (000 omitted)	2,442	2,820	3,618	4,504	5,738	8,136	11,767	11,635	11,404	9,163
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	207	80	—	—	—	—	—	—	—	—
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16	$1.03
Accumulation unit value at end of period	$1.63	$1.74	$1.43	$1.19	$1.37	$1.22	$0.92	$1.68	$1.44	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	634	731	822	954	1,230	1,185	1,439	1,767	1,718	1,659
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.74	$1.51	$1.17	$1.01	$1.03	$0.87	$0.68	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	545	735	893	1,061	1,287	2,587	3,176	3,100	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.77	$1.63	$1.20	$1.06	$1.06	$0.92	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	383	514	601	628	824	884	782	920	4,333	941
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35	$1.30
Accumulation unit value at end of period	$2.41	$2.15	$1.65	$1.45	$1.45	$1.29	$1.08	$1.49	$1.59	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	2,330	2,727	3,322	3,902	5,111	6,018	7,174	9,957	10,957	10,497
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	737	571	70	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00	$0.95
Accumulation unit value at end of period	$1.50	$1.38	$1.18	$1.07	$1.04	$0.93	$0.75	$1.10	$1.08	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	604	709	798	868	1,043	1,088	1,279	1,519	1,455	1,195
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98	$0.95
Accumulation unit value at end of period	$1.63	$1.49	$1.24	$1.09	$1.07	$0.96	$0.78	$1.12	$1.11	$0.98
Number of accumulation units outstanding at end of period (000 omitted)	1,397	1,396	1,400	1,727	2,222	2,605	1,564	2,567	2,359	2,268
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06	$1.04
Accumulation unit value at end of period	$1.11	$1.12	$1.13	$1.14	$1.15	$1.16	$1.16	$1.15	$1.10	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	3,047	3,475	4,641	6,770	8,242	11,219	20,529	16,724	14,587	10,666
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	69	45	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	117

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25	$1.23
Accumulation unit value at end of period	$1.75	$1.68	$1.73	$1.62	$1.53	$1.43	$1.25	$1.35	$1.29	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	6,160	7,316	9,998	11,850	14,745	36,166	36,244	35,353	31,453	19,926
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50	$1.33
Accumulation unit value at end of period	$2.43	$2.23	$1.77	$1.56	$1.66	$1.43	$1.13	$1.91	$1.78	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	5,121	5,857	7,121	9,056	12,073	25,983	25,626	25,064	25,790	17,139
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.91	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.91	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93	79	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85	$1.39
Accumulation unit value at end of period	$2.82	$2.91	$2.99	$2.50	$3.18	$2.68	$1.55	$3.37	$2.46	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	1,004	1,141	1,252	1,534	1,778	3,010	4,784	3,347	3,067	2,792
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39	$1.47
Accumulation unit value at end of period	$1.83	$1.83	$2.00	$1.89	$1.82	$1.72	$1.55	$1.57	$1.47	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	1,805	2,244	2,870	3,385	4,348	10,317	10,760	10,966	9,253	6,917
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28	$1.24
Accumulation unit value at end of period	$2.37	$2.31	$2.19	$1.91	$1.82	$1.61	$1.05	$1.42	$1.40	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	2,026	2,615	3,269	3,985	5,649	7,246	8,622	12,510	14,822	16,084
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03	$1.01
Accumulation unit value at end of period	$1.86	$1.80	$1.73	$1.52	$1.44	$1.28	$0.91	$1.13	$1.11	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,412	1,727	2,266	2,367	2,602	12,726	7,714	6,770	6,653	1,815
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87	$0.77
Accumulation unit value at end of period	$1.14	$1.25	$1.03	$0.88	$1.02	$0.90	$0.71	$1.20	$1.07	$0.87
Number of accumulation units outstanding at end of period (000 omitted)	685	777	918	1,288	1,549	1,835	2,245	2,990	3,257	3,145
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54	$0.50
Accumulation unit value at end of period	$0.90	$0.79	$0.61	$0.51	$0.53	$0.46	$0.34	$0.61	$0.60	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	2,509	2,648	3,104	3,823	5,077	5,927	7,359	10,651	12,217	13,724
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78	$0.74
Accumulation unit value at end of period	$1.35	$1.18	$0.89	$0.79	$0.75	$0.65	$0.53	$0.92	$0.90	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	4,703	5,645	7,015	8,293	10,181	12,183	14,518	17,373	19,411	11,370
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	805	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.71	$1.57	$1.17	$1.05	$1.09	$0.90	$0.72	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,657	1,845	2,373	3,253	4,382	20,511	16,940	11,279	7,246	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	$1.00	—
Accumulation unit value at end of period	$1.10	$1.16	$0.97	$0.83	$1.00	$0.89	$0.65	$1.27	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	523	621	696	847	1,089	1,464	1,986	1,950	3,548	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23	$1.12
Accumulation unit value at end of period	$1.97	$1.85	$1.42	$1.29	$1.53	$1.22	$0.75	$1.37	$1.22	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	336	431	522	640	835	1,066	1,091	1,416	1,560	1,403
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.25	$2.02	$1.48	$1.26	$1.38	$1.14	$0.81	$1.49	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	648	660	754	970	1,211	2,304	3,561	2,944	5,108	351
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—	—	—	—	—	—	—	—

118	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89	$0.85
Accumulation unit value at end of period	$1.59	$1.42	$1.08	$0.95	$0.94	$0.82	$0.66	$1.06	$1.01	$0.89
Number of accumulation units outstanding at end of period (000 omitted)	2,012	2,254	2,524	2,864	3,730	4,854	5,907	7,782	8,282	8,983
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07	$1.03
Accumulation unit value at end of period	$1.95	$1.77	$1.29	$1.10	$1.12	$0.94	$0.75	$1.25	$1.27	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	151	206	233	256	168	91	95	137	187	70
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30	$1.25
Accumulation unit value at end of period	$2.39	$2.28	$1.55	$1.32	$1.46	$1.16	$0.83	$1.37	$1.44	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	461	547	551	665	926	1,132	1,628	1,938	2,442	3,007
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16	$1.15
Accumulation unit value at end of period	$1.34	$1.28	$1.31	$1.30	$1.29	$1.26	$1.21	$1.25	$1.19	$1.16
Number of accumulation units outstanding at end of period (000 omitted)	1,920	2,551	3,805	4,940	6,564	6,838	7,386	8,083	9,055	10,771
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.63	$0.77	$0.86	$0.89	$1.02	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	676	738	985	1,206	1,289	1,510	1,174	752	2,782	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	161	136	62	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.30	$1.30	$1.26	$1.19	$1.17	$1.08	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,025	2,287	2,359	2,928	2,988	8,896	7,053	6,237	6,662	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.71	$1.54	$1.19	$1.03	$1.07	$0.92	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	4,286	5,146	6,132	7,349	9,628	13,436	20,314	16,371	14,295	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13	$1.06
Accumulation unit value at end of period	$1.98	$1.81	$1.37	$1.17	$1.16	$1.02	$0.81	$1.40	$1.26	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	2,142	2,425	2,949	3,672	5,019	6,741	8,267	10,186	12,329	13,335
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85	$1.58
Accumulation unit value at end of period	$3.57	$3.39	$2.52	$2.21	$2.50	$1.96	$1.41	$2.36	$2.06	$1.85
Number of accumulation units outstanding at end of period (000 omitted)	3,212	3,808	4,722	5,651	7,443	11,345	14,767	16,235	17,466	16,249
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40	$1.19
Accumulation unit value at end of period	$1.72	$1.88	$1.46	$1.22	$1.49	$1.33	$1.06	$1.91	$1.64	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	953	1,072	1,227	1,667	2,645	3,386	4,277	5,424	5,781	5,952
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	399	1,057	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23	$1.98
Accumulation unit value at end of period	$2.34	$2.05	$2.02	$1.59	$1.70	$1.42	$1.20	$2.10	$2.67	$2.23
Number of accumulation units outstanding at end of period (000 omitted)	1,250	1,424	1,639	1,774	2,253	2,898	3,752	5,585	8,096	9,097
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	940	635	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29	$1.17
Accumulation unit value at end of period	$2.02	$1.90	$1.49	$1.32	$1.34	$1.21	$0.97	$1.55	$1.51	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	1,717	2,014	2,575	3,385	4,613	5,877	7,136	9,225	9,112	7,513
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92	$1.78
Accumulation unit value at end of period	$3.55	$3.55	$2.63	$2.24	$2.34	$1.84	$1.44	$2.16	$2.23	$1.92
Number of accumulation units outstanding at end of period (000 omitted)	887	1,059	1,383	1,722	2,401	3,032	3,524	4,553	5,190	5,121
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	136	54	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	119

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09	$1.86
Accumulation unit value at end of period	$4.10	$3.64	$2.76	$2.34	$2.52	$2.03	$1.54	$2.46	$2.40	$2.09
Number of accumulation units outstanding at end of period (000 omitted)	1,486	1,741	2,073	2,712	3,666	4,665	6,095	8,658	10,266	10,617
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95	$0.90
Accumulation unit value at end of period	$1.63	$1.41	$1.03	$0.91	$0.88	$0.78	$0.65	$1.04	$1.07	$0.95
Number of accumulation units outstanding at end of period (000 omitted)	1,885	2,395	3,031	3,619	4,755	5,810	6,981	8,779	10,535	11,511
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,168	1,637	2,214	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	62	66	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07	$1.03
Accumulation unit value at end of period	$1.86	$1.71	$1.27	$1.08	$1.11	$0.97	$0.76	$1.19	$1.23	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	2,308	2,937	3,681	4,369	5,259	9,931	12,695	11,798	13,974	10,069
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.41	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.58	$1.41	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	300	294	345	550	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.14	$1.81	$1.30	$1.09	$1.06	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	379	409	409	471	504	601	590	419	1,896	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09	$1.00
Accumulation unit value at end of period	$1.72	$1.73	$1.47	$1.28	$1.39	$1.24	$0.93	$1.57	$1.39	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	799	837	947	1,103	1,381	6,218	5,525	2,450	32	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	166	195	253	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	312	377	449	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73	$0.72
Accumulation unit value at end of period	$1.26	$1.14	$0.92	$0.83	$0.88	$0.73	$0.47	$0.85	$0.80	$0.73
Number of accumulation units outstanding at end of period (000 omitted)	671	728	858	986	1,234	1,165	1,165	1,261	1,350	1,704
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	216	88	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	21	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41	$0.37
Accumulation unit value at end of period	$0.89	$0.82	$0.61	$0.52	$0.57	$0.46	$0.30	$0.54	$0.44	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	666	725	892	1,129	1,435	1,480	1,274	1,368	1,138	1,248
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.54	$1.38	$1.07	$0.91	$0.97	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	892	1,053	1,316	1,767	2,041	17,067	13,325	8,417	—	—

120	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00	$0.77
Accumulation unit value at end of period	$1.45	$1.66	$1.46	$1.30	$1.94	$1.56	$0.88	$1.85	$1.46	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	826	1,061	1,477	1,933	2,727	3,464	4,541	5,011	4,995	5,056
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.15	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	58	13	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63	$0.61
Accumulation unit value at end of period	$1.18	$1.07	$0.83	$0.71	$0.72	$0.64	$0.47	$0.74	$0.68	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,441	1,770	2,050	2,457	3,018	4,024	5,305	6,287	7,893	8,647
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83	$0.80
Accumulation unit value at end of period	$1.71	$1.86	$1.33	$1.10	$1.24	$0.92	$0.57	$0.95	$0.94	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	752	952	1,177	1,567	2,028	2,644	3,033	3,572	4,031	4,783
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37	$1.18
Accumulation unit value at end of period	$3.27	$2.93	$2.45	$2.18	$2.07	$1.83	$1.39	$2.25	$1.78	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	935	1,059	1,217	1,422	1,828	2,262	2,719	3,277	3,617	2,792
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	$1.00	—
Accumulation unit value at end of period	$1.39	$1.23	$1.20	$0.93	$1.05	$0.86	$0.61	$1.11	$1.23	—
Number of accumulation units outstanding at end of period (000 omitted)	652	752	749	931	966	3,120	4,528	2,291	2,781	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.78	$1.76	$1.29	$1.20	$1.30	$0.99	$0.64	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	259	317	522	673	774	1,089	1,210	1,294	2,389	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.06	$1.10	$0.94	$0.80	$0.92	$0.76	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	384	416	533	636	714	4,378	4,519	3,528	3,236	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21	$1.07
Accumulation unit value at end of period	$1.95	$1.92	$1.52	$1.27	$1.40	$1.22	$0.88	$1.49	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	624	840	977	1,190	1,599	1,943	2,308	3,032	3,158	1,793
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04	$1.02
Accumulation unit value at end of period	$1.54	$1.52	$1.53	$1.37	$1.37	$1.20	$1.02	$1.20	$1.11	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	5,056	7,039	8,608	9,900	13,311	28,569	31,552	30,934	20,585	9,132
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14	$1.05
Accumulation unit value at end of period	$2.27	$2.05	$1.47	$1.26	$1.30	$1.06	$0.78	$1.27	$1.30	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	283	329	397	454	619	844	1,049	1,233	1,204	468
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.44	$1.45	$1.46	$1.28	$1.26	$1.13	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	2,070	2,821	3,706	3,840	3,896	11,742	12,942	9,560	9,475	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	3	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	47	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09	$0.97
Accumulation unit value at end of period	$2.43	$1.92	$1.37	$1.13	$1.15	$1.13	$0.90	$1.10	$1.11	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	410	420	440	505	581	765	1,013	1,144	1,397	1,837
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29	$1.15
Accumulation unit value at end of period	$1.55	$1.67	$1.31	$1.09	$1.32	$1.21	$0.98	$1.75	$1.63	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	451	482	601	813	1,000	1,406	1,843	2,419	2,803	3,193

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	121

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.67	$1.23	$1.07	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.88	$1.67	$1.23	$1.07	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	292	322	413	551	785	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	24	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,512	3,263	2,605	2,418	782	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.46	$1.22	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.53	$1.46	$1.22	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,344	7,159	9,393	10,873	12,544	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	19	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04	$1.02
Accumulation unit value at end of period	$1.41	$1.30	$1.39	$1.33	$1.22	$1.18	$1.11	$1.12	$1.04	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	2,441	3,041	4,302	5,081	5,961	17,784	9,290	9,325	10,578	6,543
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,281	2,698	4,118	3,714	1,170	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.17	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.17	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5,937	7,897	12,671	13,381	11,054	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	3	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,449	14,217	12,841	10,721	5,136	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.33	$1.20	$1.09	$1.10	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.38	$1.33	$1.20	$1.09	$1.10	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	63,193	68,668	75,197	82,805	97,423	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,291	10,483	9,367	8,285	3,243	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.40	$1.22	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.46	$1.40	$1.22	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	25,853	38,781	45,332	49,673	54,821	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.29	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,673	5,745	5,719	4,225	1,619	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.25	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.30	$1.25	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,860	18,794	23,712	26,508	28,686	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—

122	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.75% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60	$1.52
Accumulation unit value at end of period	$2.97	$2.93	$2.19	$1.94	$2.05	$1.66	$1.22	$1.80	$1.91	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	1,201	1,446	1,821	2,293	2,885	8,642	9,275	8,677	7,149	7,106
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3	11	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	$1.00	—
Accumulation unit value at end of period	$1.46	$1.32	$1.03	$0.94	$0.98	$0.89	$0.68	$1.12	$1.09	—
Number of accumulation units outstanding at end of period (000 omitted)	774	901	1,152	1,545	1,786	17,213	10,554	7,024	7,764	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04	$1.04
Accumulation unit value at end of period	$2.10	$1.89	$1.40	$1.20	$1.30	$1.07	$0.79	$1.26	$1.20	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	97	138	93	114	125	133	261	377	381	339
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	—	—	—	—	—	—	—	—	—
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24	$1.03
Accumulation unit value at end of period	$2.29	$2.41	$1.98	$1.64	$1.94	$1.57	$1.05	$1.95	$1.69	$1.24
Number of accumulation units outstanding at end of period (000 omitted)	2,439	2,845	3,431	4,351	5,556	9,670	10,494	11,177	12,711	11,740
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73	$1.56
Accumulation unit value at end of period	$3.15	$3.03	$2.28	$1.91	$2.00	$1.63	$1.16	$1.93	$1.85	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	2,561	3,107	3,874	4,825	6,432	9,667	11,268	13,451	14,502	14,569
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15	$1.10
Accumulation unit value at end of period	$2.04	$1.74	$1.47	$1.31	$1.24	$1.10	$0.96	$1.37	$1.28	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	749	858	1,123	1,265	1,540	1,871	2,101	2,512	2,477	2,532
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21	$1.06
Accumulation unit value at end of period	$1.40	$1.49	$1.26	$1.12	$1.29	$1.12	$0.98	$1.68	$1.48	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	628	706	859	1,099	1,530	6,732	836	1,104	1,366	1,120
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22	$1.14
Accumulation unit value at end of period	$2.36	$2.15	$1.66	$1.45	$1.54	$1.26	$0.86	$1.44	$1.36	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	542	597	775	1,053	683	826	977	1,125	1,281	1,387
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97	$0.92
Accumulation unit value at end of period	$2.18	$2.24	$1.50	$1.40	$1.48	$1.18	$0.78	$1.34	$1.18	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	493	634	870	1,068	1,632	1,942	1,865	2,522	1,762	1,473
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.02	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.02	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	12	—	—	—	—	—	—	—	—

Variable account charges of 0.95% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.35	$1.30	$1.07	$0.95	$1.25	$1.07	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	73	82	90	114	178	330	249	316	302	65
AB VPS Growth and Income Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11	$1.07
Accumulation unit value at end of period	$1.84	$1.70	$1.27	$1.10	$1.04	$0.93	$0.78	$1.34	$1.29	$1.11
Number of accumulation units outstanding at end of period (000 omitted)	1,096	1,262	1,374	1,662	2,011	2,557	3,315	5,003	5,777	6,121

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	123

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS International Value Portfolio (Class B) (8/13/2001)
Accumulation unit value at beginning of period	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86	$1.61
Accumulation unit value at end of period	$1.69	$1.82	$1.50	$1.32	$1.66	$1.61	$1.21	$2.61	$2.49	$1.86
Number of accumulation units outstanding at end of period (000 omitted)	1,378	1,516	1,774	2,344	3,170	4,591	6,466	6,875	6,633	5,012
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	327	35	—	—	—	—	—	—	—	—
American Century VP International, Class II (8/13/2001)
Accumulation unit value at beginning of period	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15	$1.03
Accumulation unit value at end of period	$1.58	$1.70	$1.40	$1.17	$1.34	$1.20	$0.91	$1.66	$1.42	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	344	417	535	596	758	1,017	1,298	1,457	1,664	1,703
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.71	$1.49	$1.16	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	491	494	493	522	644	1,306	1,860	1,583	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.74	$1.60	$1.18	$1.05	$1.05	$0.91	$0.69	$1.19	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	308	320	337	346	403	473	394	409	1,987	389
American Century VP Value, Class II (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34	$1.29
Accumulation unit value at end of period	$2.34	$2.10	$1.61	$1.42	$1.42	$1.27	$1.07	$1.47	$1.57	$1.34
Number of accumulation units outstanding at end of period (000 omitted)	2,054	2,081	2,288	2,765	3,380	3,565	4,138	6,071	6,789	7,188
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	670	604	119	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (9/29/2000)
Accumulation unit value at beginning of period	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99	$0.94
Accumulation unit value at end of period	$1.46	$1.34	$1.15	$1.05	$1.01	$0.91	$0.74	$1.08	$1.06	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	373	422	514	656	743	1,174	1,596	1,765	1,878	1,638
Columbia Variable Portfolio – Balanced Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97	$0.94
Accumulation unit value at end of period	$1.58	$1.45	$1.21	$1.07	$1.05	$0.94	$0.77	$1.10	$1.09	$0.97
Number of accumulation units outstanding at end of period (000 omitted)	714	748	806	952	1,174	1,503	1,256	2,079	1,672	1,877
Columbia Variable Portfolio – Cash Management Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05	$1.03
Accumulation unit value at end of period	$1.08	$1.09	$1.10	$1.11	$1.12	$1.13	$1.14	$1.13	$1.09	$1.05
Number of accumulation units outstanding at end of period (000 omitted)	2,144	3,134	4,234	6,574	7,460	10,791	17,221	16,036	11,540	7,130
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	2	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	112	31	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	218	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23	$1.22
Accumulation unit value at end of period	$1.70	$1.63	$1.69	$1.58	$1.50	$1.40	$1.23	$1.33	$1.28	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	4,902	5,767	7,188	7,795	9,690	24,712	25,908	24,395	21,045	15,251
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49	$1.32
Accumulation unit value at end of period	$2.36	$2.17	$1.73	$1.53	$1.63	$1.41	$1.11	$1.89	$1.77	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	3,484	3,966	4,629	5,804	7,452	15,846	16,588	17,673	17,788	12,648
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	146	65	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83	$1.38
Accumulation unit value at end of period	$2.74	$2.83	$2.91	$2.44	$3.12	$2.63	$1.52	$3.32	$2.43	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	672	809	1,039	1,311	1,541	2,172	3,087	2,342	2,078	1,792

124	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Global Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38	$1.46
Accumulation unit value at end of period	$1.78	$1.78	$1.95	$1.85	$1.78	$1.69	$1.53	$1.55	$1.45	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	1,548	1,833	2,318	2,690	3,431	7,293	7,887	7,970	6,731	5,648
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27	$1.23
Accumulation unit value at end of period	$2.31	$2.25	$2.15	$1.87	$1.79	$1.58	$1.04	$1.40	$1.39	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	1,820	2,053	2,410	2,821	3,661	5,150	6,762	10,346	11,919	13,288
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.82	$1.77	$1.70	$1.50	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,039	1,267	1,655	2,014	2,114	7,874	4,529	3,644	3,835	1,067
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86	$0.76
Accumulation unit value at end of period	$1.10	$1.22	$1.01	$0.86	$1.00	$0.88	$0.70	$1.18	$1.06	$0.86
Number of accumulation units outstanding at end of period (000 omitted)	578	734	813	1,154	1,298	1,767	2,293	3,109	3,065	2,785
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54	$0.50
Accumulation unit value at end of period	$0.87	$0.77	$0.60	$0.50	$0.52	$0.45	$0.33	$0.60	$0.59	$0.54
Number of accumulation units outstanding at end of period (000 omitted)	1,694	1,731	1,985	2,191	2,489	2,970	4,065	7,041	7,585	8,017
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78	$0.74
Accumulation unit value at end of period	$1.31	$1.15	$0.87	$0.77	$0.74	$0.64	$0.52	$0.90	$0.89	$0.78
Number of accumulation units outstanding at end of period (000 omitted)	1,972	2,316	2,926	3,385	4,208	5,331	6,962	9,846	11,629	5,105
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.08	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.07	$1.08	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	804	172	90	47	4	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.68	$1.55	$1.15	$1.04	$1.08	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	1,448	1,687	1,998	2,763	3,451	13,094	10,986	6,387	3,929	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.08	$1.15	$0.96	$0.82	$0.99	$0.88	$0.65	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	445	392	376	557	751	959	1,003	1,019	1,770	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (5/1/2001)
Accumulation unit value at beginning of period	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22	$1.11
Accumulation unit value at end of period	$1.92	$1.80	$1.39	$1.26	$1.50	$1.20	$0.74	$1.35	$1.20	$1.22
Number of accumulation units outstanding at end of period (000 omitted)	251	301	384	437	488	854	698	907	1,092	1,256
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.20	$1.98	$1.45	$1.24	$1.37	$1.13	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	559	607	611	695	927	1,532	2,373	2,137	2,846	247
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88	$0.85
Accumulation unit value at end of period	$1.55	$1.38	$1.06	$0.93	$0.92	$0.81	$0.65	$1.04	$1.00	$0.88
Number of accumulation units outstanding at end of period (000 omitted)	2,191	1,912	2,325	2,437	3,157	4,108	4,734	5,995	6,656	7,646
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07	$1.03
Accumulation unit value at end of period	$1.91	$1.73	$1.27	$1.08	$1.11	$0.93	$0.75	$1.24	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	268	290	236	196	127	65	58	137	175	76
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28	$1.24
Accumulation unit value at end of period	$2.33	$2.22	$1.51	$1.29	$1.43	$1.14	$0.82	$1.35	$1.42	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	358	400	493	515	560	661	922	1,550	1,998	2,289
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (9/29/2000)
Accumulation unit value at beginning of period	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15	$1.14
Accumulation unit value at end of period	$1.30	$1.24	$1.28	$1.27	$1.27	$1.24	$1.19	$1.23	$1.18	$1.15
Number of accumulation units outstanding at end of period (000 omitted)	1,929	2,485	3,143	3,531	4,895	5,800	6,695	7,227	7,765	9,250
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.88	$1.01	$0.88	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	493	563	798	1,106	1,310	1,351	1,404	789	1,558	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	125

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	223	159	65	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	$1.00	—
Accumulation unit value at end of period	$1.28	$1.28	$1.25	$1.17	$1.15	$1.07	$0.75	$1.04	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	2,009	2,266	1,815	1,961	1,784	5,379	4,487	3,603	3,669	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.68	$1.52	$1.17	$1.02	$1.06	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	3,674	3,368	3,683	4,126	5,421	7,800	12,130	8,730	7,042	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12	$1.05
Accumulation unit value at end of period	$1.93	$1.77	$1.34	$1.14	$1.14	$1.00	$0.80	$1.38	$1.25	$1.12
Number of accumulation units outstanding at end of period (000 omitted)	1,777	1,907	2,217	2,621	3,376	4,356	5,347	7,618	9,099	9,746
Fidelity® VIP Mid Cap Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83	$1.57
Accumulation unit value at end of period	$3.48	$3.31	$2.46	$2.17	$2.46	$1.93	$1.39	$2.33	$2.04	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	1,854	2,084	2,380	3,168	4,193	6,204	8,401	9,748	10,749	10,285
Fidelity® VIP Overseas Portfolio Service Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39	$1.18
Accumulation unit value at end of period	$1.67	$1.84	$1.43	$1.20	$1.46	$1.31	$1.05	$1.88	$1.62	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	717	773	925	1,200	1,671	2,078	2,626	3,652	3,933	4,012
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	443	549	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21	$1.96
Accumulation unit value at end of period	$2.27	$1.99	$1.97	$1.56	$1.67	$1.39	$1.18	$2.07	$2.64	$2.21
Number of accumulation units outstanding at end of period (000 omitted)	979	1,103	1,171	1,222	1,626	1,987	2,520	3,992	5,455	6,194
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	218	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28	$1.17
Accumulation unit value at end of period	$1.97	$1.85	$1.46	$1.29	$1.31	$1.19	$0.96	$1.53	$1.50	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	1,426	1,539	1,632	2,219	2,972	3,424	3,761	4,875	4,583	3,446
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (9/29/2000)
Accumulation unit value at beginning of period	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90	$1.76
Accumulation unit value at end of period	$3.45	$3.46	$2.57	$2.19	$2.29	$1.81	$1.41	$2.13	$2.20	$1.90
Number of accumulation units outstanding at end of period (000 omitted)	695	703	764	1,038	1,294	1,730	2,095	3,284	3,540	3,470
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	482	264	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06	$1.85
Accumulation unit value at end of period	$3.98	$3.54	$2.69	$2.29	$2.47	$2.00	$1.51	$2.43	$2.37	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	1,076	1,274	1,516	2,011	2,559	3,248	4,092	6,530	7,397	7,580
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94	$0.89
Accumulation unit value at end of period	$1.58	$1.37	$1.01	$0.89	$0.86	$0.77	$0.64	$1.03	$1.06	$0.94
Number of accumulation units outstanding at end of period (000 omitted)	1,291	1,232	1,429	1,847	2,474	3,364	4,344	5,998	7,046	7,488
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	616	783	968	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	68	—	—	—	—	—	—	—	—

126	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.82	$1.68	$1.25	$1.06	$1.10	$0.96	$0.75	$1.18	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	1,060	1,395	1,851	2,111	2,641	5,235	6,904	5,924	6,990	4,754
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	321	389	327	386	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.11	$1.78	$1.28	$1.07	$1.05	$1.01	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	185	224	227	283	381	432	545	444	892	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.69	$1.70	$1.45	$1.27	$1.38	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	607	607	625	907	1,139	3,824	3,203	1,506	41	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.33	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	170	172	190	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	106	140	160	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72	$0.71
Accumulation unit value at end of period	$1.23	$1.12	$0.90	$0.82	$0.87	$0.72	$0.46	$0.84	$0.79	$0.72
Number of accumulation units outstanding at end of period (000 omitted)	319	366	382	383	511	600	621	929	977	995
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	201	133	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	195	116	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.21	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	1	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41	$0.37
Accumulation unit value at end of period	$0.87	$0.80	$0.60	$0.51	$0.56	$0.45	$0.29	$0.53	$0.44	$0.41
Number of accumulation units outstanding at end of period (000 omitted)	225	286	346	471	655	827	929	1,099	1,145	1,143
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.52	$1.36	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	391	505	720	880	1,036	9,604	7,662	4,056	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (9/29/2000)
Accumulation unit value at beginning of period	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99	$0.76
Accumulation unit value at end of period	$1.41	$1.62	$1.43	$1.27	$1.90	$1.53	$0.86	$1.83	$1.44	$0.99
Number of accumulation units outstanding at end of period (000 omitted)	664	748	959	1,453	2,114	2,567	3,402	4,652	4,123	3,778
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	91	3	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63	$0.61
Accumulation unit value at end of period	$1.14	$1.04	$0.81	$0.70	$0.70	$0.63	$0.46	$0.73	$0.67	$0.63
Number of accumulation units outstanding at end of period (000 omitted)	1,084	1,295	1,519	1,895	2,440	2,935	2,841	3,602	4,618	5,560
MFS® New Discovery Series – Service Class (9/29/2000)
Accumulation unit value at beginning of period	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83	$0.79
Accumulation unit value at end of period	$1.66	$1.81	$1.29	$1.08	$1.22	$0.90	$0.56	$0.94	$0.92	$0.83
Number of accumulation units outstanding at end of period (000 omitted)	508	670	728	1,079	1,397	1,422	1,779	2,321	2,844	3,667
MFS® Utilities Series – Service Class (8/13/2001)
Accumulation unit value at beginning of period	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36	$1.18
Accumulation unit value at end of period	$3.18	$2.86	$2.40	$2.14	$2.03	$1.80	$1.37	$2.22	$1.76	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	809	811	1,076	1,433	1,697	1,909	2,107	2,729	2,801	2,287

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	127

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.21	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	351	357	396	538	570	1,775	2,665	1,324	1,445	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.75	$1.74	$1.28	$1.19	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	250	300	402	557	566	605	622	495	1,082	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.04	$1.08	$0.93	$0.79	$0.91	$0.75	$0.57	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	303	372	392	360	381	2,376	2,572	1,809	1,600	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21	$1.07
Accumulation unit value at end of period	$1.91	$1.89	$1.50	$1.25	$1.38	$1.21	$0.87	$1.48	$1.41	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	922	1,037	1,281	1,403	1,548	1,583	1,652	2,077	2,319	1,151
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04	$1.02
Accumulation unit value at end of period	$1.51	$1.49	$1.51	$1.35	$1.35	$1.19	$1.01	$1.20	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	3,613	5,073	5,873	7,125	9,149	18,400	19,714	18,443	11,811	5,096
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Accumulation unit value at end of period	$2.22	$2.01	$1.44	$1.24	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	477	390	423	470	646	732	760	1,153	883	417
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	$1.00	—
Accumulation unit value at end of period	$1.42	$1.42	$1.44	$1.26	$1.25	$1.12	$0.93	$1.12	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	1,702	2,309	3,659	3,457	3,057	7,370	8,193	5,022	4,812	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	47	69	24	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	239	187	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08	$0.96
Accumulation unit value at end of period	$2.37	$1.87	$1.34	$1.10	$1.13	$1.11	$0.89	$1.08	$1.10	$1.08
Number of accumulation units outstanding at end of period (000 omitted)	249	284	270	327	391	461	620	784	900	883
Putnam VT International Equity Fund – Class IB Shares (8/13/2001)
Accumulation unit value at beginning of period	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27	$1.15
Accumulation unit value at end of period	$1.51	$1.63	$1.28	$1.06	$1.29	$1.19	$0.96	$1.73	$1.61	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	138	142	213	294	372	594	868	1,505	1,655	2,044
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.87	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	148	143	170	233	267	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	46	9	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,981	6,752	5,624	4,473	976	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.52	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,791	3,108	3,343	4,764	4,986	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	107	55	—	—	—	—	—	—	—	—

128	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Accumulation unit value at end of period	$1.38	$1.28	$1.37	$1.31	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	1,690	2,189	2,930	3,253	3,615	10,837	6,093	4,970	5,558	3,131
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,461	7,716	11,338	9,044	2,797	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.14	$1.07	$1.05	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.14	$1.07	$1.05	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,404	4,697	7,346	7,664	5,748	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	39	9	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	93,380	93,636	91,080	71,003	23,480	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	36,500	39,321	44,359	49,913	58,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35,428	36,965	35,294	32,460	7,790	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.45	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	14,329	18,868	20,553	23,909	29,598	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23,307	27,235	28,147	23,560	7,958	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.24	$1.17	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.24	$1.17	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10,319	13,588	16,222	16,640	20,699	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (8/14/2001)
Accumulation unit value at beginning of period	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59	$1.51
Accumulation unit value at end of period	$2.89	$2.86	$2.14	$1.90	$2.01	$1.63	$1.21	$1.78	$1.89	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	666	840	994	1,262	1,653	4,980	5,355	4,855	4,430	4,724
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	23	9	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.44	$1.30	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	247	344	420	560	711	9,462	5,838	3,261	3,580	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$2.06	$1.85	$1.38	$1.19	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	36	33	19	34	38	79	68	147	142	161
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.01	$1.02	$1.02	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$1.01	$1.02	$1.02	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	345	83	109	97	16	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	129

Variable account charges of 0.95% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wanger International (9/29/2000)
Accumulation unit value at beginning of period	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23	$1.02
Accumulation unit value at end of period	$2.22	$2.35	$1.94	$1.61	$1.90	$1.54	$1.04	$1.92	$1.67	$1.23
Number of accumulation units outstanding at end of period (000 omitted)	1,637	1,851	2,258	2,793	3,411	5,754	6,744	8,393	8,969	8,190
Wanger USA (9/29/2000)
Accumulation unit value at beginning of period	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71	$1.55
Accumulation unit value at end of period	$3.06	$2.95	$2.23	$1.87	$1.96	$1.60	$1.14	$1.90	$1.82	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	1,905	2,273	2,707	3,455	4,414	6,599	7,777	9,982	11,009	11,377
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14	$1.09
Accumulation unit value at end of period	$1.99	$1.70	$1.43	$1.28	$1.21	$1.08	$0.95	$1.35	$1.26	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	306	360	391	510	671	1,069	1,473	2,175	2,018	1,925
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21	$1.05
Accumulation unit value at end of period	$1.37	$1.47	$1.24	$1.10	$1.28	$1.11	$0.97	$1.67	$1.47	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	434	459	503	575	673	3,967	460	658	813	645
Wells Fargo Advantage VT Opportunity Fund – Class 2 (8/13/2001)
Accumulation unit value at beginning of period	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21	$1.13
Accumulation unit value at end of period	$2.30	$2.10	$1.62	$1.42	$1.51	$1.24	$0.84	$1.42	$1.35	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	452	600	724	965	677	792	896	1,001	1,175	1,240
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (5/1/2001)
Accumulation unit value at beginning of period	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96	$0.91
Accumulation unit value at end of period	$2.12	$2.18	$1.47	$1.37	$1.45	$1.16	$0.76	$1.32	$1.17	$0.96
Number of accumulation units outstanding at end of period (000 omitted)	350	373	519	683	1,016	1,258	1,243	1,559	1,303	1,423
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	172	33	—	—	—	—	—	—	—	—

Variable account charges of 1.00% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06	$1.00
Accumulation unit value at end of period	$1.34	$1.29	$1.06	$0.95	$1.25	$1.06	$0.70	$1.35	$1.14	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	2	2	2	29	26	74	39	61	150	25
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41	$1.37
Accumulation unit value at end of period	$2.34	$2.16	$1.62	$1.40	$1.33	$1.19	$1.00	$1.70	$1.64	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	103	108	142	187	234	286	374	658	767	893
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07	$1.80
Accumulation unit value at end of period	$1.87	$2.02	$1.66	$1.47	$1.84	$1.78	$1.34	$2.90	$2.78	$2.07
Number of accumulation units outstanding at end of period (000 omitted)	323	335	453	551	621	1,087	1,769	1,761	1,895	1,469
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	44	15	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53	$1.37
Accumulation unit value at end of period	$2.11	$2.25	$1.86	$1.56	$1.79	$1.60	$1.21	$2.21	$1.90	$1.53
Number of accumulation units outstanding at end of period (000 omitted)	52	55	57	58	109	87	116	159	238	287
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.70	$1.48	$1.15	$1.00	$1.02	$0.87	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	53	64	55	51	49	366	768	1,102	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.73	$1.59	$1.18	$1.04	$1.05	$0.91	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	81	83	87	117	111	112	136	159	1,283	301

130	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48	$1.42
Accumulation unit value at end of period	$2.58	$2.30	$1.77	$1.56	$1.56	$1.40	$1.18	$1.63	$1.73	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	255	293	327	438	431	472	658	1,255	1,765	1,974
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.17	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	349	275	25	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (11/7/2002)
Accumulation unit value at beginning of period	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26	$1.21
Accumulation unit value at end of period	$1.86	$1.71	$1.47	$1.34	$1.30	$1.17	$0.94	$1.38	$1.36	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	22	22	23	21	21	23	33	36	74	181
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28	$1.25
Accumulation unit value at end of period	$2.09	$1.92	$1.60	$1.41	$1.39	$1.25	$1.02	$1.46	$1.45	$1.28
Number of accumulation units outstanding at end of period (000 omitted)	144	141	147	141	163	232	172	552	222	183
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01	$0.99
Accumulation unit value at end of period	$1.03	$1.04	$1.05	$1.06	$1.08	$1.09	$1.10	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	280	506	450	410	669	1,148	2,741	1,930	1,762	1,751
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.93	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.93	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	27	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10	$1.09
Accumulation unit value at end of period	$1.52	$1.45	$1.50	$1.41	$1.34	$1.25	$1.10	$1.19	$1.14	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	864	1,358	2,142	2,332	2,593	8,566	8,752	9,526	8,383	3,535
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83	$1.63
Accumulation unit value at end of period	$2.89	$2.66	$2.12	$1.88	$2.00	$1.72	$1.37	$2.32	$2.17	$1.83
Number of accumulation units outstanding at end of period (000 omitted)	616	689	860	1,013	1,241	3,694	3,962	4,062	4,317	2,866
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.91	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	16	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28	$1.72
Accumulation unit value at end of period	$3.40	$3.52	$3.62	$3.03	$3.87	$3.27	$1.90	$4.14	$3.03	$2.28
Number of accumulation units outstanding at end of period (000 omitted)	111	134	149	157	170	381	809	593	539	605
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19	$1.27
Accumulation unit value at end of period	$1.54	$1.54	$1.68	$1.60	$1.54	$1.46	$1.32	$1.34	$1.26	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	264	335	453	467	596	2,208	2,482	3,061	2,526	1,503
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45	$1.41
Accumulation unit value at end of period	$2.64	$2.57	$2.45	$2.14	$2.04	$1.81	$1.19	$1.60	$1.59	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	265	285	400	461	557	724	821	1,358	1,921	2,181
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.81	$1.76	$1.70	$1.49	$1.42	$1.27	$0.90	$1.12	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	171	186	223	240	303	2,818	1,894	2,076	2,349	446
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63	$1.44
Accumulation unit value at end of period	$2.07	$2.29	$1.89	$1.62	$1.87	$1.66	$1.32	$2.23	$2.00	$1.63
Number of accumulation units outstanding at end of period (000 omitted)	77	75	74	94	114	151	168	334	354	322
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31	$1.21
Accumulation unit value at end of period	$2.11	$1.87	$1.45	$1.22	$1.27	$1.09	$0.81	$1.46	$1.44	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	135	179	212	256	349	428	472	759	973	1,167

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	131

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30	$1.24
Accumulation unit value at end of period	$2.20	$1.93	$1.45	$1.29	$1.24	$1.07	$0.87	$1.51	$1.49	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	267	349	442	493	611	760	954	1,243	1,440	1,293
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.95	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	78	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	$1.00	—
Accumulation unit value at end of period	$1.67	$1.55	$1.15	$1.04	$1.07	$0.89	$0.71	$1.19	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	297	379	424	493	603	4,485	3,709	2,790	2,140	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	$1.00	—
Accumulation unit value at end of period	$1.07	$1.14	$0.96	$0.82	$0.99	$0.88	$0.64	$1.26	$1.07	—
Number of accumulation units outstanding at end of period (000 omitted)	83	110	93	119	151	169	214	178	960	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41	$1.29
Accumulation unit value at end of period	$2.21	$2.08	$1.60	$1.45	$1.73	$1.38	$0.86	$1.57	$1.39	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	23	26	39	45	55	75	104	146	210	346
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19	$1.00
Accumulation unit value at end of period	$2.19	$1.97	$1.45	$1.23	$1.36	$1.12	$0.81	$1.48	$1.36	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	52	63	104	126	156	355	751	813	1,468	52
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	4	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36	$1.31
Accumulation unit value at end of period	$2.39	$2.14	$1.64	$1.43	$1.42	$1.25	$1.00	$1.61	$1.55	$1.36
Number of accumulation units outstanding at end of period (000 omitted)	208	158	177	229	276	300	419	885	1,065	1,178
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07	$1.03
Accumulation unit value at end of period	$1.90	$1.73	$1.27	$1.08	$1.11	$0.93	$0.74	$1.24	$1.26	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	43	63	55	68	40	21	10	29	43	10
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74	$1.68
Accumulation unit value at end of period	$3.14	$2.99	$2.04	$1.75	$1.93	$1.54	$1.11	$1.82	$1.92	$1.74
Number of accumulation units outstanding at end of period (000 omitted)	52	62	64	82	114	100	136	170	325	350
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01	$1.00
Accumulation unit value at end of period	$1.14	$1.09	$1.12	$1.12	$1.11	$1.09	$1.04	$1.08	$1.04	$1.01
Number of accumulation units outstanding at end of period (000 omitted)	210	219	445	615	786	804	972	1,041	1,265	1,585
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	$1.00	—
Accumulation unit value at end of period	$0.62	$0.75	$0.85	$0.87	$1.01	$0.87	$0.74	$1.13	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	62	69	97	141	186	215	281	235	1,052	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$1.00	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$1.00	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.27	$1.28	$1.24	$1.17	$1.15	$1.07	$0.75	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	316	353	387	402	392	1,993	1,888	2,239	2,644	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	$1.00	—
Accumulation unit value at end of period	$1.67	$1.51	$1.17	$1.02	$1.05	$0.91	$0.68	$1.20	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	581	551	697	886	977	1,847	3,810	3,538	3,713	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31	$1.23
Accumulation unit value at end of period	$2.25	$2.06	$1.56	$1.34	$1.33	$1.17	$0.93	$1.62	$1.47	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	482	544	581	696	907	1,024	1,260	1,786	2,167	2,418
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97	$1.69
Accumulation unit value at end of period	$3.73	$3.55	$2.64	$2.33	$2.64	$2.07	$1.50	$2.50	$2.19	$1.97
Number of accumulation units outstanding at end of period (000 omitted)	390	439	516	620	744	1,337	2,138	2,477	3,028	2,674

132	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77	$1.50
Accumulation unit value at end of period	$2.11	$2.32	$1.80	$1.51	$1.85	$1.65	$1.32	$2.39	$2.06	$1.77
Number of accumulation units outstanding at end of period (000 omitted)	111	126	125	133	167	185	268	420	513	557
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	26	59	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00	$1.78
Accumulation unit value at end of period	$2.05	$1.80	$1.78	$1.41	$1.51	$1.26	$1.07	$1.87	$2.39	$2.00
Number of accumulation units outstanding at end of period (000 omitted)	153	186	278	291	319	337	391	524	800	981
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.11	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	33	17	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50	$1.37
Accumulation unit value at end of period	$2.30	$2.17	$1.71	$1.51	$1.54	$1.40	$1.12	$1.80	$1.76	$1.50
Number of accumulation units outstanding at end of period (000 omitted)	469	527	565	613	747	793	1,046	1,559	1,733	1,384
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72	$1.60
Accumulation unit value at end of period	$3.11	$3.13	$2.32	$1.98	$2.08	$1.64	$1.28	$1.93	$2.00	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	121	125	191	209	243	296	356	512	911	737
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	9	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73	$1.55
Accumulation unit value at end of period	$3.33	$2.96	$2.25	$1.92	$2.07	$1.67	$1.27	$2.04	$2.00	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	255	308	361	424	555	653	869	1,520	2,091	2,234
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45	$1.38
Accumulation unit value at end of period	$2.42	$2.10	$1.54	$1.36	$1.32	$1.18	$0.98	$1.58	$1.62	$1.45
Number of accumulation units outstanding at end of period (000 omitted)	154	196	242	285	361	468	610	883	1,109	1,210
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.34	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.34	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	188	257	393	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.03	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	10	11	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.81	$1.67	$1.25	$1.06	$1.09	$0.95	$0.75	$1.18	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	327	385	517	607	728	1,930	2,880	3,061	3,791	2,436
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.40	$1.08	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.56	$1.40	$1.08	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	7	7	33	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.10	$1.78	$1.28	$1.07	$1.04	$1.00	$0.80	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	5	2	10	13	10	26	36	42	540	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.68	$1.69	$1.44	$1.26	$1.37	$1.23	$0.92	$1.57	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	56	57	53	68	68	1,308	1,425	831	9	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.42	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	133

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.98	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.98	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4	5	6	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39	$1.37
Accumulation unit value at end of period	$2.35	$2.13	$1.72	$1.56	$1.66	$1.38	$0.89	$1.62	$1.52	$1.39
Number of accumulation units outstanding at end of period (000 omitted)	24	28	39	48	51	60	82	92	103	165
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.13	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	83	53	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.18	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.18	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48	$1.34
Accumulation unit value at end of period	$3.12	$2.88	$2.15	$1.82	$2.01	$1.64	$1.05	$1.90	$1.58	$1.48
Number of accumulation units outstanding at end of period (000 omitted)	4	6	6	10	16	12	10	11	24	21
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.51	$1.35	$1.05	$0.90	$0.96	$0.85	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	75	105	119	137	160	3,858	3,505	2,828	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01	$1.54
Accumulation unit value at end of period	$2.83	$3.25	$2.88	$2.57	$3.83	$3.09	$1.75	$3.69	$2.91	$2.01
Number of accumulation units outstanding at end of period (000 omitted)	18	13	21	36	61	70	83	193	206	200
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	41	1	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25	$1.22
Accumulation unit value at end of period	$2.27	$2.07	$1.60	$1.39	$1.40	$1.26	$0.91	$1.46	$1.33	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	64	85	107	131	155	235	285	304	340	345
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37	$1.32
Accumulation unit value at end of period	$2.75	$3.00	$2.15	$1.79	$2.02	$1.50	$0.93	$1.56	$1.54	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	25	30	37	38	57	72	110	127	178	246
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98	$1.72
Accumulation unit value at end of period	$4.63	$4.16	$3.50	$3.12	$2.96	$2.63	$2.00	$3.25	$2.57	$1.98
Number of accumulation units outstanding at end of period (000 omitted)	72	87	106	120	150	209	307	355	578	450
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	$1.00	—
Accumulation unit value at end of period	$1.36	$1.20	$1.19	$0.92	$1.04	$0.86	$0.61	$1.11	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	46	46	66	76	77	644	962	485	846	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	$1.00	—
Accumulation unit value at end of period	$1.74	$1.73	$1.27	$1.18	$1.29	$0.98	$0.63	$1.20	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	15	25	60	80	106	106	114	140	648	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	$1.00	—
Accumulation unit value at end of period	$1.03	$1.08	$0.93	$0.79	$0.91	$0.75	$0.56	$1.07	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	27	29	39	43	43	878	1,086	1,105	1,042	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21	$1.07
Accumulation unit value at end of period	$1.90	$1.88	$1.49	$1.25	$1.38	$1.20	$0.87	$1.48	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	120	153	277	298	401	544	664	841	790	465

134	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04	$1.02
Accumulation unit value at end of period	$1.50	$1.48	$1.50	$1.34	$1.35	$1.19	$1.01	$1.19	$1.10	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	811	989	1,150	1,584	2,113	5,661	5,965	6,507	4,804	2,295
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14	$1.05
Accumulation unit value at end of period	$2.21	$2.00	$1.44	$1.23	$1.28	$1.05	$0.77	$1.26	$1.29	$1.14
Number of accumulation units outstanding at end of period (000 omitted)	50	52	63	66	62	80	99	173	85	82
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.41	$1.42	$1.43	$1.26	$1.25	$1.12	$0.93	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	556	864	1,005	1,097	987	2,912	3,613	3,179	3,380	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	5	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32	$1.18
Accumulation unit value at end of period	$2.89	$2.29	$1.63	$1.35	$1.38	$1.36	$1.09	$1.33	$1.35	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	57	82	85	100	127	164	228	287	405	586
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61	$1.45
Accumulation unit value at end of period	$1.90	$2.05	$1.62	$1.34	$1.63	$1.50	$1.21	$2.19	$2.04	$1.61
Number of accumulation units outstanding at end of period (000 omitted)	38	51	65	107	127	148	180	244	229	273
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.66	$1.23	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.86	$1.66	$1.23	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	16	19	21	23	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	22	3	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	336	278	135	136	136	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.45	$1.21	$1.08	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.51	$1.45	$1.21	$1.08	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,530	2,016	1,759	2,093	2,614	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	18	3	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03	$1.02
Accumulation unit value at end of period	$1.37	$1.28	$1.36	$1.30	$1.20	$1.16	$1.10	$1.11	$1.04	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	426	511	768	844	1,006	4,005	2,228	2,807	3,435	1,777
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	344	415	496	210	72	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.16	$1.13	$1.07	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.16	$1.13	$1.07	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	731	1,161	2,287	2,298	2,129	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.76	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.31	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,261	2,009	1,585	1,291	885	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	135

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.32	$1.19	$1.09	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.37	$1.32	$1.19	$1.09	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15,534	17,524	19,082	21,360	25,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,279	1,257	1,065	938	452	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.39	$1.21	$1.09	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.44	$1.39	$1.21	$1.09	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,178	5,153	6,747	7,546	9,298	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	381	258	633	482	320	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.28	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,457	1,982	2,762	3,824	4,744	—	—	—	—	—
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69	$1.62
Accumulation unit value at end of period	$3.07	$3.04	$2.28	$2.03	$2.14	$1.74	$1.29	$1.90	$2.02	$1.69
Number of accumulation units outstanding at end of period (000 omitted)	127	152	194	216	280	1,523	1,763	1,674	1,021	937
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.43	$1.29	$1.02	$0.93	$0.97	$0.88	$0.68	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	90	113	121	141	144	3,933	2,731	2,168	2,674	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04	$1.04
Accumulation unit value at end of period	$2.05	$1.84	$1.37	$1.18	$1.28	$1.06	$0.78	$1.25	$1.19	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	14	14	28	27	26	33	47	59	63	54
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34	$1.94
Accumulation unit value at end of period	$4.21	$4.45	$3.67	$3.05	$3.61	$2.92	$1.97	$3.65	$3.17	$2.34
Number of accumulation units outstanding at end of period (000 omitted)	193	206	274	305	394	835	926	1,054	1,256	1,045
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82	$1.65
Accumulation unit value at end of period	$3.25	$3.13	$2.36	$1.99	$2.08	$1.70	$1.21	$2.03	$1.94	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	365	411	480	576	720	1,292	1,638	2,304	2,492	2,374
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31	$1.26
Accumulation unit value at end of period	$2.28	$1.95	$1.65	$1.47	$1.40	$1.24	$1.09	$1.55	$1.46	$1.31
Number of accumulation units outstanding at end of period (000 omitted)	86	98	125	127	158	186	269	357	386	401
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21	$1.05
Accumulation unit value at end of period	$1.37	$1.46	$1.23	$1.10	$1.27	$1.10	$0.97	$1.67	$1.47	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	130	112	127	145	159	1,551	187	332	522	458
Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59	$1.49
Accumulation unit value at end of period	$2.99	$2.74	$2.12	$1.85	$1.98	$1.61	$1.10	$1.86	$1.76	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	81	97	114	141	69	79	43	49	76	145

136	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.00% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60	$1.52
Accumulation unit value at end of period	$3.51	$3.61	$2.43	$2.27	$2.41	$1.92	$1.27	$2.19	$1.94	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	29	38	61	84	94	110	100	135	185	144
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	24	1	—	—	—	—	—	—	—	—

Variable account charges of 1.20% of the daily net assets of the variable account.

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
AB VPS Dynamic Asset Allocation Portfolio (Class B) (4/29/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
AB VPS Global Thematic Growth Portfolio (Class B) (11/1/2005)
Accumulation unit value at beginning of period	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06	$1.00
Accumulation unit value at end of period	$1.32	$1.27	$1.05	$0.93	$1.24	$1.05	$0.70	$1.34	$1.13	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	5	6	16	41	31	31	25	26	87	18
AB VPS Growth and Income Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41	$1.36
Accumulation unit value at end of period	$2.28	$2.11	$1.59	$1.37	$1.31	$1.17	$0.99	$1.68	$1.62	$1.41
Number of accumulation units outstanding at end of period (000 omitted)	111	115	142	193	264	312	351	534	623	698
AB VPS International Value Portfolio (Class B) (11/7/2002)
Accumulation unit value at beginning of period	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06	$1.79
Accumulation unit value at end of period	$1.83	$1.97	$1.63	$1.44	$1.81	$1.76	$1.33	$2.87	$2.75	$2.06
Number of accumulation units outstanding at end of period (000 omitted)	222	222	276	309	382	603	1,147	1,421	1,520	1,016
ALPS/Alerian Energy Infrastructure Portfolio: Class III (4/30/2013)
Accumulation unit value at beginning of period	$1.06	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.06	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	57	10	—	—	—	—	—	—	—	—
American Century VP International, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51	$1.35
Accumulation unit value at end of period	$2.04	$2.19	$1.81	$1.52	$1.75	$1.56	$1.18	$2.17	$1.87	$1.51
Number of accumulation units outstanding at end of period (000 omitted)	13	16	16	26	30	90	217	269	158	185
American Century VP Mid Cap Value, Class II (5/1/2007)
Accumulation unit value at beginning of period	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	$1.00	—	—
Accumulation unit value at end of period	$1.68	$1.46	$1.14	$0.99	$1.01	$0.86	$0.67	$0.90	—	—
Number of accumulation units outstanding at end of period (000 omitted)	43	47	69	75	106	222	398	560	—	—
American Century VP Ultra®, Class II (11/1/2005)
Accumulation unit value at beginning of period	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04	$1.00
Accumulation unit value at end of period	$1.70	$1.57	$1.16	$1.03	$1.03	$0.90	$0.68	$1.18	$0.99	$1.04
Number of accumulation units outstanding at end of period (000 omitted)	38	42	53	62	135	129	118	42	664	109
American Century VP Value, Class II (11/7/2002)
Accumulation unit value at beginning of period	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47	$1.42
Accumulation unit value at end of period	$2.51	$2.25	$1.73	$1.53	$1.54	$1.38	$1.16	$1.61	$1.72	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	309	231	274	350	375	414	569	1,164	1,347	1,479
BlackRock Global Allocation V.I. Fund (Class III) (4/30/2012)
Accumulation unit value at beginning of period	$1.16	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.17	$1.16	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	341	300	17	—	—	—	—	—	—	—
Calvert VP SRI Balanced Portfolio (11/7/2002)
Accumulation unit value at beginning of period	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26	$1.20
Accumulation unit value at end of period	$1.82	$1.68	$1.44	$1.32	$1.27	$1.15	$0.93	$1.37	$1.35	$1.26
Number of accumulation units outstanding at end of period (000 omitted)	23	23	23	15	100	103	306	291	288	144
Columbia Variable Portfolio – Balanced Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27	$1.24
Accumulation unit value at end of period	$2.04	$1.88	$1.56	$1.38	$1.37	$1.23	$1.00	$1.45	$1.44	$1.27
Number of accumulation units outstanding at end of period (000 omitted)	217	268	244	219	257	300	162	485	198	150
Columbia Variable Portfolio – Cash Management Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00	$0.99
Accumulation unit value at end of period	$1.01	$1.02	$1.03	$1.04	$1.06	$1.07	$1.08	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	297	360	450	467	644	1,286	3,444	2,303	1,986	1,666

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	137

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Commodity Strategy Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.72	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Contrarian Core Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.21	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.21	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	13	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Core Bond Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Intermediate Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10	$1.09
Accumulation unit value at end of period	$1.48	$1.42	$1.47	$1.39	$1.32	$1.23	$1.09	$1.17	$1.13	$1.10
Number of accumulation units outstanding at end of period (000 omitted)	1,288	1,358	1,721	1,921	2,480	5,619	6,022	6,003	5,478	2,694
Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82	$1.62
Accumulation unit value at end of period	$2.82	$2.60	$2.07	$1.84	$1.96	$1.70	$1.35	$2.30	$2.15	$1.82
Number of accumulation units outstanding at end of period (000 omitted)	416	477	625	830	1,087	2,423	2,867	3,181	3,601	2,375
Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.90	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.90	$0.90	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	31	12	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Emerging Markets Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27	$1.72
Accumulation unit value at end of period	$3.32	$3.44	$3.54	$2.97	$3.81	$3.22	$1.87	$4.09	$3.00	$2.27
Number of accumulation units outstanding at end of period (000 omitted)	72	77	89	139	159	327	536	403	381	339
Columbia Variable Portfolio – Global Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19	$1.26
Accumulation unit value at end of period	$1.50	$1.50	$1.65	$1.57	$1.52	$1.44	$1.31	$1.33	$1.25	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	519	536	610	711	809	1,674	2,093	2,465	2,116	1,478
Columbia Variable Portfolio – High Yield Bond Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44	$1.40
Accumulation unit value at end of period	$2.57	$2.51	$2.40	$2.10	$2.01	$1.78	$1.17	$1.59	$1.58	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	208	173	185	236	412	500	818	1,579	2,004	2,130
Columbia Variable Portfolio – Income Opportunities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03	$1.01
Accumulation unit value at end of period	$1.78	$1.73	$1.67	$1.47	$1.40	$1.25	$0.89	$1.11	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	162	251	252	264	285	1,691	1,098	1,103	1,257	283
Columbia Variable Portfolio – Select International Equity Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62	$1.44
Accumulation unit value at end of period	$2.02	$2.24	$1.86	$1.60	$1.84	$1.64	$1.30	$2.21	$1.98	$1.62
Number of accumulation units outstanding at end of period (000 omitted)	64	68	77	81	62	86	127	200	243	237
Columbia Variable Portfolio – Large Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30	$1.21
Accumulation unit value at end of period	$2.06	$1.82	$1.42	$1.19	$1.25	$1.08	$0.80	$1.45	$1.42	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	68	72	77	117	159	184	279	440	531	660
Columbia Variable Portfolio – Large Core Quantitative Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30	$1.24
Accumulation unit value at end of period	$2.15	$1.89	$1.43	$1.27	$1.22	$1.05	$0.86	$1.50	$1.48	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	264	297	361	412	483	518	602	779	865	862
Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.07	$1.07	$1.02	$1.01	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.06	$1.07	$1.07	$1.02	$1.01	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	104	36	44	45	—	—	—	—	—	—
Columbia Variable Portfolio – Marsico Growth Fund (Class 1) (5/1/2006)
Accumulation unit value at beginning of period	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	$1.00	—
Accumulation unit value at end of period	$1.64	$1.52	$1.14	$1.02	$1.06	$0.89	$0.71	$1.18	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	220	228	310	364	409	2,370	2,024	1,539	1,164	—
Columbia Variable Portfolio – International Opportunities Fund (Class 2) (5/1/2006)
Accumulation unit value at beginning of period	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	$1.00	—
Accumulation unit value at end of period	$1.05	$1.12	$0.94	$0.81	$0.98	$0.87	$0.64	$1.26	$1.06	—
Number of accumulation units outstanding at end of period (000 omitted)	101	106	68	102	183	189	279	232	549	—
Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40	$1.28
Accumulation unit value at end of period	$2.15	$2.03	$1.57	$1.43	$1.70	$1.36	$0.84	$1.55	$1.38	$1.40
Number of accumulation units outstanding at end of period (000 omitted)	6	7	11	16	27	62	43	57	59	77

138	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (5/2/2005)
Accumulation unit value at beginning of period	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19	$1.00
Accumulation unit value at end of period	$2.15	$1.94	$1.43	$1.22	$1.35	$1.11	$0.80	$1.47	$1.35	$1.19
Number of accumulation units outstanding at end of period (000 omitted)	50	41	51	69	119	225	454	618	1,132	111
Columbia Variable Portfolio – Diversified Absolute Return Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.95	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.92	$0.95	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Columbia Variable Portfolio – Large Cap Index Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35	$1.31
Accumulation unit value at end of period	$2.34	$2.09	$1.60	$1.41	$1.40	$1.23	$0.99	$1.60	$1.54	$1.35
Number of accumulation units outstanding at end of period (000 omitted)	198	266	291	223	246	322	417	691	735	940
Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07	$1.03
Accumulation unit value at end of period	$1.86	$1.69	$1.24	$1.06	$1.09	$0.92	$0.74	$1.23	$1.25	$1.07
Number of accumulation units outstanding at end of period (000 omitted)	—	11	8	10	16	18	5	14	29	15
Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73	$1.67
Accumulation unit value at end of period	$3.06	$2.92	$1.99	$1.71	$1.90	$1.51	$1.10	$1.81	$1.91	$1.73
Number of accumulation units outstanding at end of period (000 omitted)	17	49	46	51	65	63	92	224	337	453
Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00	$1.00
Accumulation unit value at end of period	$1.11	$1.07	$1.10	$1.10	$1.09	$1.07	$1.03	$1.07	$1.03	$1.00
Number of accumulation units outstanding at end of period (000 omitted)	101	129	140	226	327	482	738	720	991	1,237
Credit Suisse Trust – Commodity Return Strategy Portfolio (5/1/2006)
Accumulation unit value at beginning of period	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	$1.00	—
Accumulation unit value at end of period	$0.61	$0.74	$0.83	$0.86	$1.00	$0.87	$0.73	$1.12	$0.97	—
Number of accumulation units outstanding at end of period (000 omitted)	73	85	118	137	134	161	167	44	479	—
Deutsche Alternative Asset Allocation VIP, Class B (4/30/2012)
Accumulation unit value at beginning of period	$0.99	$1.00	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.01	$0.99	$1.00	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	98	96	87	—	—	—	—	—	—	—
Eaton Vance VT Floating-Rate Income Fund (5/1/2006)
Accumulation unit value at beginning of period	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	$1.00	—
Accumulation unit value at end of period	$1.25	$1.26	$1.23	$1.16	$1.14	$1.06	$0.74	$1.03	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	421	535	455	389	453	1,260	1,127	1,335	1,077	—
Fidelity® VIP Contrafund® Portfolio Service Class 2 (5/1/2006)
Accumulation unit value at beginning of period	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	$1.00	—
Accumulation unit value at end of period	$1.64	$1.49	$1.15	$1.00	$1.05	$0.90	$0.68	$1.19	$1.03	—
Number of accumulation units outstanding at end of period (000 omitted)	600	775	787	904	1,007	1,393	2,566	2,154	2,206	—
Fidelity® VIP Growth & Income Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30	$1.23
Accumulation unit value at end of period	$2.20	$2.02	$1.53	$1.31	$1.31	$1.16	$0.92	$1.61	$1.45	$1.30
Number of accumulation units outstanding at end of period (000 omitted)	287	312	360	419	532	722	976	1,343	1,937	2,066
Fidelity® VIP Mid Cap Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96	$1.68
Accumulation unit value at end of period	$3.64	$3.47	$2.59	$2.28	$2.59	$2.04	$1.48	$2.48	$2.17	$1.96
Number of accumulation units outstanding at end of period (000 omitted)	254	294	328	423	559	964	1,496	1,756	2,082	1,937
Fidelity® VIP Overseas Portfolio Service Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75	$1.49
Accumulation unit value at end of period	$2.06	$2.27	$1.77	$1.48	$1.82	$1.63	$1.31	$2.36	$2.04	$1.75
Number of accumulation units outstanding at end of period (000 omitted)	98	99	113	120	170	204	286	425	456	397
Fidelity® VIP Strategic Income Portfolio Service Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	17	26	—	—	—	—	—	—	—	—
FTVIPT Franklin Global Real Estate VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99	$1.77
Accumulation unit value at end of period	$2.00	$1.76	$1.74	$1.38	$1.48	$1.24	$1.05	$1.85	$2.37	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	142	168	172	167	180	224	340	514	653	812
FTVIPT Franklin Income VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$1.07	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.10	$1.07	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	35	34	—	—	—	—	—	—	—	—
FTVIPT Franklin Mutual Shares VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49	$1.36
Accumulation unit value at end of period	$2.24	$2.12	$1.67	$1.48	$1.52	$1.38	$1.11	$1.78	$1.74	$1.49
Number of accumulation units outstanding at end of period (000 omitted)	287	341	354	350	429	484	629	956	1,045	825

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	139

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
FTVIPT Franklin Small Cap Value VIP Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71	$1.59
Accumulation unit value at end of period	$3.04	$3.06	$2.27	$1.94	$2.04	$1.61	$1.26	$1.91	$1.98	$1.71
Number of accumulation units outstanding at end of period (000 omitted)	136	118	101	115	128	170	208	507	672	451
FTVIPT Templeton Global Bond VIP Fund – Class 2 (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	10	—	—	—	—	—	—	—	—
Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72	$1.55
Accumulation unit value at end of period	$3.25	$2.90	$2.21	$1.89	$2.04	$1.65	$1.25	$2.02	$1.98	$1.72
Number of accumulation units outstanding at end of period (000 omitted)	219	261	289	325	408	473	646	1,282	1,607	1,641
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44	$1.37
Accumulation unit value at end of period	$2.36	$2.05	$1.51	$1.33	$1.30	$1.16	$0.97	$1.56	$1.61	$1.44
Number of accumulation units outstanding at end of period (000 omitted)	128	144	182	215	302	330	472	629	670	764
Invesco V.I. American Franchise Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.33	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.33	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	294	316	369	—	—	—	—	—	—	—
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	255	20	—	—	—	—	—	—	—	—
Invesco V.I. Comstock Fund, Series II Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06	$1.03
Accumulation unit value at end of period	$1.77	$1.64	$1.23	$1.04	$1.08	$0.94	$0.74	$1.17	$1.22	$1.06
Number of accumulation units outstanding at end of period (000 omitted)	394	456	567	739	831	1,461	2,030	2,124	2,626	1,753
Invesco V.I. Diversified Dividend Fund, Series I Shares (4/29/2011)
Accumulation unit value at beginning of period	$1.39	$1.07	$0.92	$1.00	—	—	—	—	—	—
Accumulation unit value at end of period	$1.55	$1.39	$1.07	$0.92	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	103	102	21	14	—	—	—	—	—	—
Invesco V.I. Global Health Care Fund, Series II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	$1.00	—
Accumulation unit value at end of period	$2.06	$1.75	$1.26	$1.06	$1.03	$1.00	$0.79	$1.13	$1.02	—
Number of accumulation units outstanding at end of period (000 omitted)	12	13	9	10	9	16	28	38	300	—
Invesco V.I. International Growth Fund, Series II Shares (11/1/2005)
Accumulation unit value at beginning of period	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09	$1.00
Accumulation unit value at end of period	$1.65	$1.67	$1.42	$1.25	$1.36	$1.22	$0.92	$1.56	$1.38	$1.09
Number of accumulation units outstanding at end of period (000 omitted)	122	118	116	131	160	697	765	403	4	—
Invesco V.I. Mid Cap Growth Fund, Series I Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.41	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Mid Cap Growth Fund, Series II Shares (4/27/2012)
Accumulation unit value at beginning of period	$1.32	$0.97	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.40	$1.32	$0.97	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	15	29	19	—	—	—	—	—	—	—
Invesco V.I. Technology Fund, Series I Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38	$1.36
Accumulation unit value at end of period	$2.29	$2.09	$1.69	$1.53	$1.64	$1.36	$0.88	$1.60	$1.50	$1.38
Number of accumulation units outstanding at end of period (000 omitted)	28	30	35	44	63	41	55	58	66	121
Ivy Funds VIP Asset Strategy (4/29/2013)
Accumulation unit value at beginning of period	$1.20	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.20	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	29	33	—	—	—	—	—	—	—	—
Janus Aspen Series Flexible Bond Portfolio: Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$0.98	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.02	$0.98	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Janus Aspen Series Global Allocation Portfolio – Moderate: Service Shares (4/30/2012)
Accumulation unit value at beginning of period	$1.17	$1.04	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.20	$1.17	$1.04	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	9	—	—	—	—	—	—	—	—

140	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Janus Aspen Series Global Technology Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47	$1.33
Accumulation unit value at end of period	$3.04	$2.82	$2.11	$1.79	$1.98	$1.61	$1.04	$1.88	$1.56	$1.47
Number of accumulation units outstanding at end of period (000 omitted)	1	1	1	18	23	23	23	33	27	31
Janus Aspen Series Janus Portfolio: Service Shares (5/1/2007)
Accumulation unit value at beginning of period	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	$1.00	—	—
Accumulation unit value at end of period	$1.49	$1.33	$1.04	$0.89	$0.95	$0.84	$0.63	$1.06	—	—
Number of accumulation units outstanding at end of period (000 omitted)	54	71	86	158	190	2,089	1,885	1,445	—	—
Janus Aspen Series Overseas Portfolio: Service Shares (11/7/2002)
Accumulation unit value at beginning of period	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99	$1.52
Accumulation unit value at end of period	$2.75	$3.17	$2.81	$2.51	$3.76	$3.04	$1.72	$3.64	$2.88	$1.99
Number of accumulation units outstanding at end of period (000 omitted)	5	5	26	71	80	87	101	164	112	82
Lazard Retirement Global Dynamic Multi Asset Portfolio – Service Shares (4/29/2013)
Accumulation unit value at beginning of period	$1.12	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.14	$1.12	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	8	—	—	—	—	—	—	—	—
MFS® Investors Growth Stock Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25	$1.21
Accumulation unit value at end of period	$2.22	$2.02	$1.57	$1.36	$1.37	$1.24	$0.90	$1.45	$1.32	$1.25
Number of accumulation units outstanding at end of period (000 omitted)	14	15	20	32	82	99	95	193	311	340
MFS® New Discovery Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37	$1.32
Accumulation unit value at end of period	$2.68	$2.93	$2.10	$1.76	$1.99	$1.48	$0.92	$1.54	$1.52	$1.37
Number of accumulation units outstanding at end of period (000 omitted)	9	10	11	25	66	53	85	180	243	288
MFS® Utilities Series – Service Class (11/7/2002)
Accumulation unit value at beginning of period	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02	$1.75
Accumulation unit value at end of period	$4.63	$4.16	$3.51	$3.13	$2.98	$2.66	$2.02	$3.29	$2.61	$2.02
Number of accumulation units outstanding at end of period (000 omitted)	65	101	104	79	96	138	206	303	338	298
Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	$1.00	—
Accumulation unit value at end of period	$1.33	$1.19	$1.17	$0.91	$1.03	$0.85	$0.61	$1.10	$1.22	—
Number of accumulation units outstanding at end of period (000 omitted)	41	46	51	61	65	349	540	236	443	—
Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares (5/1/2006)
Accumulation unit value at beginning of period	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	$1.00	—
Accumulation unit value at end of period	$1.71	$1.70	$1.25	$1.17	$1.28	$0.98	$0.63	$1.19	$0.99	—
Number of accumulation units outstanding at end of period (000 omitted)	34	38	77	111	137	173	146	78	353	—
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.98	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	12	—	—	—	—	—	—	—	—	—
Neuberger Berman Advisers Management Trust International Equity Portfolio (Class S) (5/1/2006)
Accumulation unit value at beginning of period	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	$1.00	—
Accumulation unit value at end of period	$1.02	$1.06	$0.91	$0.78	$0.90	$0.75	$0.56	$1.06	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	40	38	58	69	68	498	604	584	558	—
Oppenheimer Global Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21	$1.07
Accumulation unit value at end of period	$1.86	$1.84	$1.47	$1.23	$1.36	$1.19	$0.86	$1.47	$1.40	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	259	252	286	282	309	380	448	554	612	479
Oppenheimer Global Strategic Income Fund/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03	$1.02
Accumulation unit value at end of period	$1.47	$1.46	$1.48	$1.32	$1.33	$1.17	$1.00	$1.19	$1.10	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	931	1,148	1,312	1,442	1,891	3,833	4,296	4,132	3,060	1,589
Oppenheimer Main Street Small Cap Fund®/VA, Service Shares (11/15/2004)
Accumulation unit value at beginning of period	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13	$1.05
Accumulation unit value at end of period	$2.17	$1.96	$1.41	$1.22	$1.26	$1.04	$0.77	$1.25	$1.28	$1.13
Number of accumulation units outstanding at end of period (000 omitted)	42	38	29	33	52	84	158	355	385	192
PIMCO VIT All Asset Portfolio, Advisor Class (5/1/2006)
Accumulation unit value at beginning of period	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	$1.00	—
Accumulation unit value at end of period	$1.39	$1.40	$1.41	$1.25	$1.24	$1.11	$0.92	$1.11	$1.04	—
Number of accumulation units outstanding at end of period (000 omitted)	432	545	951	1,025	819	1,698	2,046	1,725	1,792	—
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio, Advisor Class (4/30/2012)
Accumulation unit value at beginning of period	$0.94	$1.03	$1.00	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.97	$0.94	$1.03	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
PIMCO VIT Total Return Portfolio, Advisor Class (4/29/2013)
Accumulation unit value at beginning of period	$0.96	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$0.96	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	—	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	141

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Putnam VT Global Health Care Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32	$1.18
Accumulation unit value at end of period	$2.82	$2.24	$1.60	$1.32	$1.36	$1.34	$1.08	$1.31	$1.34	$1.32
Number of accumulation units outstanding at end of period (000 omitted)	33	26	25	44	62	66	62	93	177	190
Putnam VT International Equity Fund – Class IB Shares (11/7/2002)
Accumulation unit value at beginning of period	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60	$1.45
Accumulation unit value at end of period	$1.85	$2.01	$1.59	$1.32	$1.61	$1.48	$1.20	$2.17	$2.02	$1.60
Number of accumulation units outstanding at end of period (000 omitted)	—	1	8	19	18	33	42	92	102	135
Putnam VT Multi-Cap Growth Fund – Class IB Shares (9/24/2010)
Accumulation unit value at beginning of period	$1.65	$1.22	$1.06	$1.13	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.85	$1.65	$1.22	$1.06	$1.13	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	1	5	—	—	—	—	—	—	—
Van Eck VIP Global Gold Fund (Class S Shares) (4/29/2013)
Accumulation unit value at beginning of period	$0.77	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.71	$0.77	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	5	6	—	—	—	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.20	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.20	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	3,132	3,212	2,982	2,410	1,164	—	—	—	—	—
Variable Portfolio – Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.44	$1.21	$1.07	$1.12	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.50	$1.44	$1.21	$1.07	$1.12	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	601	635	743	864	950	—	—	—	—	—
Variable Portfolio – AQR Managed Futures Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$1.03	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.12	$1.03	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03	$1.02
Accumulation unit value at end of period	$1.34	$1.25	$1.34	$1.29	$1.18	$1.15	$1.09	$1.10	$1.03	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	431	582	715	861	1,085	2,677	1,805	1,833	2,120	1,111
Variable Portfolio – Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	4,095	6,489	8,176	7,853	2,274	—	—	—	—	—
Variable Portfolio – Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.15	$1.13	$1.06	$1.04	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.18	$1.15	$1.13	$1.06	$1.04	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,150	1,297	1,676	1,494	1,943	—	—	—	—	—
Variable Portfolio – Goldman Sachs Commodity Strategy Fund (Class 2) (4/29/2013)
Accumulation unit value at beginning of period	$0.92	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.75	$0.92	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	8	—	—	—	—	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.30	$1.18	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.35	$1.30	$1.18	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	61,959	60,672	58,390	50,042	13,452	—	—	—	—	—
Variable Portfolio – Moderate Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.31	$1.19	$1.08	$1.09	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.36	$1.31	$1.19	$1.08	$1.09	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6,916	7,607	8,796	9,432	12,524	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.37	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.37	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	21,303	21,477	19,894	17,556	3,559	—	—	—	—	—
Variable Portfolio – Moderately Aggressive Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.38	$1.20	$1.08	$1.11	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.43	$1.38	$1.20	$1.08	$1.11	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	1,762	2,989	3,370	4,378	5,751	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 2) (5/7/2010)
Accumulation unit value at beginning of period	$1.22	$1.15	$1.07	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.22	$1.15	$1.07	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	13,122	15,307	18,797	14,985	5,337	—	—	—	—	—
Variable Portfolio – Moderately Conservative Portfolio (Class 4) (5/7/2010)
Accumulation unit value at beginning of period	$1.23	$1.16	$1.08	$1.07	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.27	$1.23	$1.16	$1.08	$1.07	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	2,017	2,068	2,294	2,834	3,115	—	—	—	—	—

142	RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT

Variable account charges of 1.20% of the daily net assets of the variable account. (continued)

Year ended Dec. 31,	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
Variable Portfolio – Multi-Manager Diversified Income Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund (Class 2) (6/30/2014)
Accumulation unit value at beginning of period	$1.00	—	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	—	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	—	—	—	—	—	—	—	—	—	—
Variable Portfolio – Partners Small Cap Value Fund (Class 3) (11/7/2002)
Accumulation unit value at beginning of period	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68	$1.61
Accumulation unit value at end of period	$3.00	$2.97	$2.23	$1.99	$2.11	$1.72	$1.27	$1.88	$2.00	$1.68
Number of accumulation units outstanding at end of period (000 omitted)	150	160	198	240	276	923	1,068	982	774	738
Variable Portfolio – Pyrford International Equity Fund (Class 2) (4/30/2013)
Accumulation unit value at beginning of period	$1.05	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$1.04	$1.05	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	6	—	—	—	—	—	—	—	—	—
Variable Portfolio – Sit Dividend Growth Fund (Class 3) (5/1/2006)
Accumulation unit value at beginning of period	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	$1.00	—
Accumulation unit value at end of period	$1.41	$1.27	$1.00	$0.92	$0.96	$0.87	$0.67	$1.11	$1.08	—
Number of accumulation units outstanding at end of period (000 omitted)	90	98	124	174	199	2,082	1,501	1,117	1,336	—
Variable Portfolio – Victory Established Value Fund (Class 3) (11/15/2004)
Accumulation unit value at beginning of period	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03	$1.04
Accumulation unit value at end of period	$2.00	$1.81	$1.35	$1.17	$1.26	$1.05	$0.78	$1.24	$1.18	$1.03
Number of accumulation units outstanding at end of period (000 omitted)	10	10	5	7	9	8	10	12	20	16
Variable Portfolio – Wells Fargo Short Duration Government Fund (Class 2) (7/19/2010)
Accumulation unit value at beginning of period	$1.00	$1.02	$1.01	$1.00	$1.00	—	—	—	—	—
Accumulation unit value at end of period	$1.00	$1.00	$1.02	$1.01	$1.00	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	45	38	33	33	—	—	—	—	—	—
Wanger International (11/7/2002)
Accumulation unit value at beginning of period	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32	$1.93
Accumulation unit value at end of period	$4.11	$4.35	$3.60	$3.00	$3.55	$2.88	$1.94	$3.62	$3.15	$2.32
Number of accumulation units outstanding at end of period (000 omitted)	114	135	156	217	284	555	648	846	949	906
Wanger USA (11/7/2002)
Accumulation unit value at beginning of period	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81	$1.64
Accumulation unit value at end of period	$3.17	$3.06	$2.32	$1.95	$2.05	$1.68	$1.20	$2.01	$1.93	$1.81
Number of accumulation units outstanding at end of period (000 omitted)	254	281	388	478	609	958	1,256	1,812	1,951	1,792
Wells Fargo Advantage VT Index Asset Allocation Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29	$1.25
Accumulation unit value at end of period	$2.20	$1.89	$1.60	$1.43	$1.36	$1.22	$1.07	$1.52	$1.43	$1.29
Number of accumulation units outstanding at end of period (000 omitted)	16	32	42	38	40	83	93	127	200	282
Wells Fargo Advantage VT International Equity Fund – Class 2 (11/15/2004)
Accumulation unit value at beginning of period	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21	$1.05
Accumulation unit value at end of period	$1.34	$1.43	$1.21	$1.08	$1.26	$1.09	$0.96	$1.66	$1.46	$1.21
Number of accumulation units outstanding at end of period (000 omitted)	42	43	49	63	88	839	119	201	226	211
Wells Fargo Advantage VT Opportunity Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58	$1.48
Accumulation unit value at end of period	$2.92	$2.68	$2.07	$1.82	$1.95	$1.59	$1.09	$1.84	$1.75	$1.58
Number of accumulation units outstanding at end of period (000 omitted)	28	41	48	54	34	35	39	42	48	155
Wells Fargo Advantage VT Small Cap Growth Fund – Class 2 (11/7/2002)
Accumulation unit value at beginning of period	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59	$1.51
Accumulation unit value at end of period	$3.42	$3.53	$2.38	$2.23	$2.37	$1.89	$1.25	$2.16	$1.93	$1.59
Number of accumulation units outstanding at end of period (000 omitted)	35	37	65	92	146	172	147	127	116	136
Western Asset Variable Global High Yield Bond Portfolio – Class II (4/29/2013)
Accumulation unit value at beginning of period	$1.01	$1.00	—	—	—	—	—	—	—	—
Accumulation unit value at end of period	$0.99	$1.01	—	—	—	—	—	—	—	—
Number of accumulation units outstanding at end of period (000 omitted)	7	2	—	—	—	—	—	—	—	—

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE/RETIREMENT ADVISOR SELECT VARIABLE ANNUITY – 2014 ANNUAL REPORT	143

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

In our opinion, the accompanying balance sheets and the related statements of income, comprehensive income, shareholder’s equity and cash flows present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York (the “Company”) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Minneapolis, Minnesota

April 21, 2015

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2014	2013
Assets
Investments:
Available-for-Sale:
Fixed maturities, at fair value (amortized cost: 2014, $1,707,999; 2013, $1,653,778)	$1,842,234	$1,757,469
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2014 and 2013, $2,038)	144,614	149,952
Policy loans	45,112	41,099
Other investments	375	366
Total investments	2,032,335	1,948,886
Cash and cash equivalents	24,143	52,155
Reinsurance recoverables	117,296	110,425
Other receivables	8,587	7,933
Accrued investment income	19,148	19,752
Deferred acquisition costs	150,763	146,765
Other assets	176,629	106,708
Separate account assets	4,480,677	4,294,455
Total assets	$7,009,578	$6,687,079

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,980,331	$1,904,150
Other liabilities	127,322	107,665
Separate account liabilities	4,480,677	4,294,455
Total liabilities	6,588,330	6,306,270
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,906	106,851
Retained earnings	256,788	228,579
Accumulated other comprehensive income, net of tax	55,554	43,379
Total shareholder’s equity	421,248	380,809
Total liabilities and shareholder’s equity	$7,009,578	$6,687,079

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012
Revenues
Premiums	$24,484	$24,284	$24,515
Net investment income	87,260	90,983	97,467
Policy and contract charges	106,271	99,975	90,417
Other revenues	21,257	19,180	16,937
Net realized investment gains	2,024	1,135	463
Total revenues	241,296	235,557	229,799

Benefits and expenses
Benefits, claims, losses and settlement expenses	64,479	52,288	57,786
Interest credited to fixed accounts	50,510	54,502	55,234
Amortization of deferred acquisition costs	13,159	8,098	19,537
Other insurance and operating expenses	45,498	44,490	44,574
Total benefits and expenses	173,646	159,378	177,131
Pretax income	67,650	76,179	52,668
Income tax provision	15,441	21,790	14,850
Net income	$52,209	$54,389	$37,818

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$(358)	$(34)	$(457)
Portion of loss recognized in other comprehensive income (loss) (before taxes)	14	(83)	14
Net impairment losses recognized in net realized investment gains	$(344)	$(117)	$(443)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years Ended December 31,	2014	2013	2012

Net income	$52,209	$54,389	$37,818
Other comprehensive income (loss), net of tax:
Net unrealized securities gains (losses) arising during the period	21,170	(63,536)	32,542
Reclassification of net securities gains included in net income	(1,316)	(738)	(301)
Impact of deferred acquisition costs, deferred sales inducement costs, unearned revenue, benefit reserves and reinsurance recoverables from unrealized gains on securities	(7,679)	18,909	(8,616)
Total other comprehensive income (loss), net of tax	12,175	(45,365)	23,625
Total comprehensive income	$64,384	$9,024	$61,443

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balances at January 1, 2012	$2,000	$106,659	$211,372	$65,119	$385,150
Comprehensive income:
Net income	—	—	37,818	—	37,818
Other comprehensive income, net of tax	—	—	—	23,625	23,625

Total comprehensive income					61,443
Tax adjustment on share-based incentive compensation plan	—	92	—	—	92
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2012	2,000	106,751	199,190	88,744	396,685
Comprehensive income:
Net income	—	—	54,389	—	54,389
Other comprehensive loss, net of tax	—	—	—	(45,365)	(45,365)

Total comprehensive income					9,024
Tax adjustment on share-based incentive compensation plan	—	100	—	—	100
Cash dividends to RiverSource Life Insurance Company	—	—	(25,000)	—	(25,000)

Balances at December 31, 2013	2,000	106,851	228,579	43,379	380,809
Comprehensive income:
Net income	—	—	52,209	—	52,209
Other comprehensive income, net of tax	—	—	—	12,175	12,175

Total comprehensive income					64,384
Tax adjustment on share-based incentive compensation plan	—	55	—	—	55
Cash dividends to RiverSource Life Insurance Company	—	—	(24,000)	—	(24,000)
Balances at December 31, 2014	$2,000	$106,906	$256,788	$55,554	$421,248
See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years Ended December 31,	2014	2013	2012
Cash Flows from Operating Activities
Net income	$52,209	$54,389	$37,818
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion, net	4,273	3,351	2,228
Deferred income tax expense	13,346	1,140	1,077
Contractholder and policyholder charges, non-cash	(20,780)	(20,034)	(17,661)
Gain from equity method investments	(9)	(122)	(40)
Net realized investment gains	(2,368)	(1,252)	(906)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains	344	117	443
Change in operating assets and liabilities:
Deferred acquisition costs	(5,398)	(11,097)	2,426
Policyholder account balances, future policy benefits and claims, net	77,397	(55,456)	(17,646)
Derivatives, net of collateral	(40,530)	43,395	17,722
Reinsurance recoverables	(8,177)	(10,163)	(8,063)
Other receivables	(586)	(1,228)	390
Accrued investment income	604	978	1,133
Other, net	(18,476)	6,962	(556)
Net cash provided by operating activities	51,849	10,980	18,365

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	16,620	20,988	26,975
Maturities, sinking fund payments and calls	208,977	238,974	233,481
Purchases	(280,820)	(233,274)	(280,861)
Proceeds from sales, maturities and repayments of commercial mortgage loans	22,231	28,238	20,771
Funding of mortgage loans	(16,893)	(22,898)	(22,769)
Purchase of land, buildings, equipment and software	(73)	—	—
Change in policy loans, net	(4,013)	(1,710)	(2,022)
Net cash provided by (used in) investing activities	(53,971)	30,318	(24,425)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	150,722	160,592	147,486
Net transfers to separate accounts	(28,652)	(21,615)	(4,851)
Surrenders and other benefits	(110,714)	(119,320)	(125,454)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,700	—
Payments on line of credit with Ameriprise Financial, Inc.	—	(1,700)	—
Tax adjustment on share-based incentive compensation plan	55	100	92
Cash paid for purchased options with deferred premiums	(13,301)	(13,922)	(13,371)
Cash dividends to RiverSource Life Insurance Company	(24,000)	(25,000)	(50,000)
Net cash used in financing activities	(25,890)	(19,165)	(46,098)
Net increase (decrease) in cash and cash equivalents	(28,012)	22,133	(52,158)
Cash and cash equivalents at beginning of period	52,155	30,022	82,180
Cash and cash equivalents at end of period	$24,143	$52,155	$30,022

Supplemental Disclosures:
Income taxes paid, net	$25,500	$35,436	$17,518

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as reconciled in Note 13.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 21, 2015, the date the financial statements were available to be issued.

The Company’s principal products are variable deferred annuities and variable and fixed universal life insurance, including indexed universal life (“IUL”), which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with the universal life products in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit provisions to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) provisions.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders.

A majority of the Company’s business is sold through the retail distribution channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, deferred acquisition costs (“DAC”) and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions existed, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income, net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income. The sum of these amounts represents the credit-related portion of

RiverSource Life Insurance Co. of New York

other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Commercial Mortgage Loans, net

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans, less the related allowance for loan losses.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans are stated at amortized cost, net of allowances for loan losses, if any.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios, and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

RiverSource Life Insurance Co. of New York

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less.

Reinsurance

The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, long term care (“LTC”) and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset or liability and amortized over the estimated life of the policies in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 7 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument

RiverSource Life Insurance Co. of New York

depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity components of IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 11 for information regarding the Company’s fair value measurement of derivative instruments and Note 15 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI, a subsidiary of Ameriprise Financial, advisors and employees and third party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Costs deferred as DAC are amortized over time. For annuity and universal life (“UL”) contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management’s best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For traditional life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities. For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income. The assumptions for LTC insurance products are management’s best estimate from previous loss recognition thus no longer provide for adverse deviations in experience.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates, variable annuity benefit utilization rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and

RiverSource Life Insurance Co. of New York

assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life (“VUL”) insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

Fixed Annuities and Variable Annuity Guarantees

Fixed annuities and variable annuity guarantees include amounts for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. When market values of the customer’s accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit (“GMIB”) provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates.

RiverSource Life Insurance Co. of New York

The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions fluctuates based on equity, interest rate and credit markets which can cause these embedded derivatives to be either an asset or a liability. See Note 11 for information regarding the fair value measurement of embedded derivatives.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance

Life, DI and LTC insurance includes liabilities for fixed account values on fixed and variable universal life policies, liabilities for indexed accounts of IUL products, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

A portion of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company’s experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC polices, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests annually in the third quarter of each year using best estimate assumptions without provisions for adverse deviation. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the

RiverSource Life Insurance Co. of New York

amount of the deficiency or to zero through a change to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions are locked in and used in subsequent valuations.

Changes in policyholder account balances, future policy benefits and claims are reflected in earnings in the period adjustments are made.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Unearned Revenue Liability

The Company’s fixed and variable universal life policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using estimated gross profits, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 17 for additional information on the Company’s valuation allowance.

Sources of Revenue

Premiums

Premiums include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums are reported net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income

Net investment income primarily includes interest income on fixed maturity securities, commercial mortgage loans, policy loans and cash and cash equivalents; the changes in fair value of certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges

Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges (net of reinsurance premiums and cost of reinsurance for universal life insurance products), and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly based on a percentage of the fair value of assets held in the Company’s separate accounts. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Net Realized Investment Gains (Losses)

Net realized investment gains (losses) primarily include realized gains and losses on the sale of securities and charges for the other-than-temporary impairments of investments related to credit losses. Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Other Revenues

Other revenues primarily include fees received under marketing support arrangements which are calculated as a percentage of the Company’s separate account assets.

Other Insurance and Operating Expenses

Other insurance and operating expenses include expenses allocated to the Company from Ameriprise Financial and RiverSource Life for the Company’s share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are presented net of acquisition cost deferrals.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Income Taxes

In July 2013, the Financial Accounting Standards Board (“FASB”) updated the accounting standard for income taxes. The update provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The standard is effective for interim and annual periods beginning after December 15, 2013 and should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company adopted the standard in 2014. The adoption of the standard did not have any effect on the Company’s financial condition and results of operations.

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB updated the accounting standard for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts are capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees’ compensation and benefits directly related to time spent performing acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and contract selling) for a contract that has been acquired, (iii) other costs related to acquisition activities that would not have been incurred had the acquisition of the contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other acquisition related costs are expensed as incurred. The Company retrospectively adopted the new standard on January 1, 2012. The cumulative effect of the adoption reduced retained earnings by $65.9 million after-tax and increased AOCI by $6.8 million after-tax, totaling to a $59.1 million after-tax reduction in total equity at January 1, 2012.

Future Adoption of New Accounting Standards

Presentation of Financial Statements — Going Concern

In August 2014, the FASB updated the accounting standard related to an entity’s assessment of its ability to continue as a going concern. The standard requires that management evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. In situations where there is substantial doubt about an entity’s ability to continue as a going concern, disclosure should be made so that a reader can understand the conditions that raise substantial doubt, management’s assessment of those conditions and any plan management has to mitigate those conditions. The standard is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early adoption is permitted. The adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Transfers and Servicing

In June 2014, the FASB updated the accounting standards related to transfers and servicing. The update requires repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings consistent with the accounting for other repurchase agreements. The standard requires disclosures related to transfers of financial assets accounted for as sales in transactions that are similar to repurchase agreements. The standard also requires disclosures on the remaining contractual maturity of the agreements, disaggregation of the gross obligation by class of collateral pledged and potential risks associated with the agreements and the related collateral pledged in repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings. The standard is effective for interim and annual periods beginning after December 15, 2014, except for the disclosure requirements for repurchase-to-maturity transactions accounted for as secured borrowings which are effective for interim periods beginning after March 15, 2015. Early adoption of the standard is prohibited. The standard requires entities to present changes in accounting for transactions outstanding at the effective date as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. As the Company does not have

RiverSource Life Insurance Co. of New York

repurchase-to-maturity transactions, the adoption of the standard is not expected to have a material impact on the Company’s financial condition and results of operations.

Revenue from Contracts with Customers

In May 2014, the FASB updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract. In addition, the standard requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The standard is effective for interim and annual periods beginning after December 15, 2016 and early adoption is prohibited. The standard may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2014
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,168,401	$104,810	$(5,730)	$1,267,481	$192
Residential mortgage backed securities	220,406	8,599	(1,551)	227,454	(357)
Commercial mortgage backed securities	158,031	5,326	(1,024)	162,333	—
State and municipal obligations	83,192	20,096	(4)	103,284	—
Asset backed securities	73,769	3,305	(40)	77,034	—
Foreign government bonds and obligations	2,733	375	—	3,108	—
U.S. government and agencies obligations	1,467	73	—	1,540	—
Total	$1,707,999	$142,584	$(8,349)	$1,842,234	$(165)

	December 31, 2013
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)
Fixed maturities:
Corporate debt securities	$1,148,895	$97,267	$(9,693)	$1,236,469	$172
Residential mortgage backed securities	195,756	6,149	(4,885)	197,020	(448)
Commercial mortgage backed securities	154,518	5,476	(2,146)	157,848	—
State and municipal obligations	83,186	8,635	(238)	91,583	—
Asset backed securities	65,781	3,042	(319)	68,504	—
Foreign government bonds and obligations	2,842	370	(81)	3,131	—
U.S. government and agencies obligations	2,800	114	—	2,914	—
Total	$1,653,778	$121,053	$(17,362)	$1,757,469	$(276)

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2014 and 2013, investment securities with a fair value of $32.5 million and $68.2 million, respectively, were pledged to meet contractual obligations under derivative contracts.

At December 31, 2014 and 2013, fixed maturity securities comprised approximately 91% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2014 and 2013, approximately $140.0 million and $103.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2014			December 31, 2013
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$374,584	$391,684	21%	$348,703	$356,761	20%
AA	74,538	95,024	5	81,393	93,163	5
A	335,236	373,669	20	339,433	363,207	21
BBB	814,316	872,112	48	775,835	834,404	48
Below investment grade	109,325	109,745	6	108,414	109,934	6
Total fixed maturities	$1,707,999	$1,842,234	100%	$1,653,778	$1,757,469	100%

At December 31, 2014 and 2013, approximately 51% and 44%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. At December 31, 2014, the Company had holdings of $43.6 million in Kinder Morgan, Inc., which are greater than 10% of total equity. There were no other holdings of any other issuer greater than 10% of total equity at December 31, 2014 and 2013.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2014
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	73	$181,943	$(3,764)	26	$97,615	$(1,966)	99	$279,558	$(5,730)
Residential mortgage backed securities	4	28,908	(50)	15	34,542	(1,501)	19	63,450	(1,551)
Commercial mortgage backed securities	8	22,085	(35)	3	22,126	(989)	11	44,211	(1,024)
State and municipal obligations	1	996	(4)	—	—	—	1	996	(4)
Asset backed securities	1	1,953	(13)	1	4,139	(27)	2	6,092	(40)
Total	87	$235,885	$(3,866)	45	$158,422	$(4,483)	132	$394,307	$(8,349)

	December 31, 2013
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	87	$229,712	$(8,411)	7	$18,426	$(1,282)	94	$248,138	$(9,693)
Residential mortgage backed securities	14	88,690	(4,045)	14	12,682	(840)	28	101,372	(4,885)
Commercial mortgage backed securities	9	40,538	(1,588)	1	6,594	(558)	10	47,132	(2,146)
State and municipal obligations	2	3,820	(238)	—	—	—	2	3,820	(238)
Asset backed securities	5	8,213	(164)	1	4,198	(155)	6	12,411	(319)
Foreign government bonds and obligations	2	948	(81)	—	—	—	2	948	(81)
Total	119	$371,921	$(14,527)	23	$41,900	$(2,835)	142	$413,821	$(17,362)

As part of the Company’s ongoing monitoring process, management determined that a majority of the change in gross unrealized losses on its Available-for-Sale securities is attributable to movement in interest rates.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in other comprehensive income:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Beginning balance	$1,416	$1,299	$2,727
Credit losses for which an other-than-temporary impairment was not previously recognized	15	—	36
Credit losses for which an other-than-temporary impairment was previously recognized	21	117	407
Reductions for securities sold during the period (realized)	—	—	(1,871)
Ending balance	$1,452	$1,416	$1,299

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale

RiverSource Life Insurance Co. of New York

securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities gains on Available-for-Sale securities included in AOCI:

(in thousands)	Net Unrealized Securities Gains (Loss)	Deferred Income Tax	AOCI Related to Net Unrealized Securities Gains
Balances at January 1, 2012	$100,184	$(35,065)	$65,119
Net unrealized securities gains arising during the period(1)	50,065	(17,523)	32,542
Reclassification of net securities gains included in net income	(463)	162	(301)
Impact of other adjustments	(13,256)	4,640	(8,616)
Balances at December 31, 2012	136,530	(47,786)	88,744 (2)
Net unrealized securities losses arising during the period(1)	(97,748)	34,212	(63,536)
Reclassification of net securities gains included in net income	(1,135)	397	(738)
Impact of other adjustments	29,090	(10,181)	18,909
Balances at December 31, 2013	66,737	(23,358)	43,379 (2)
Net unrealized securities gains arising during the period(1)	32,568	(11,398)	21,170
Reclassification of net securities gains included in net income	(2,024)	708	(1,316)
Impact of other adjustments	(11,813)	4,134	(7,679)
Balances at December 31, 2014	$85,468	$(29,914)	$55,554 (2)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.
(2)

Includes $94 thousand, $157 thousand and $544 thousand, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities at December 31, 2014, 2013 and 2012, respectively.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Gross realized investment gains	$2,543	$1,263	$1,086
Gross realized investment losses	(175)	(11)	(180)
Other-than-temporary impairments	(344)	(117)	(443)
Total	$2,024	$1,135	$463

Other-than-temporary impairments for the year ended December 31, 2014 primarily related to credit losses on non-agency residential mortgage backed securities and corporate debt securities. Other-than-temporary impairments for the years ended December 31, 2013 and 2012 primarily related to credit losses on non-agency residential mortgage backed securities.

Available-for-Sale securities by contractual maturity at December 31, 2014 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$81,017	$82,162
Due after one year through five years	555,354	595,677
Due after five years through 10 years	379,453	388,478
Due after 10 years	239,969	309,096
	1,255,793	1,375,413
Residential mortgage backed securities	220,406	227,454
Commercial mortgage backed securities	158,031	162,333
Asset backed securities	73,769	77,034
Total	$1,707,999	$1,842,234

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

RiverSource Life Insurance Co. of New York

Net investment income is summarized as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Fixed maturities	$79,039	$82,640	$88,409
Commercial mortgage loans	8,247	8,578	8,972
Policy loans and other investments	2,039	1,959	2,120
	89,325	93,177	99,501
Less: investment expenses	2,065	2,194	2,034
Total	$87,260	$90,983	$97,467

5.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans. See Note 2 for information regarding the Company’s accounting policies related to loans and the allowance for loan losses.

Allowance for Loan Losses

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
Commercial Mortgage Loans (in thousands)	2014	2013	2012
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2014	2013
Individually evaluated for impairment	$—	$1,523
Collectively evaluated for impairment	146,652	150,467
Total	$146,652	$151,990

As of December 31, 2014 and 2013, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was nil and $1.5 million, respectively.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil as of both December 31, 2014 and 2013. All loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans at December 31, 2014 and 2013, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

RiverSource Life Insurance Co. of New York

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
South Atlantic	$38,607	$42,985	26%	28%
Pacific	27,929	21,385	19	14
Middle Atlantic	19,781	18,578	13	12
East North Central	15,851	15,614	11	10
Mountain	15,432	18,874	11	13
West North Central	12,480	10,111	9	7
New England	9,652	11,927	7	8
East South Central	5,022	10,519	3	7
West South Central	1,898	1,997	1	1

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2014	December 31, 2013	December 31, 2014	December 31, 2013
	(in thousands)
Retail	$36,815	$40,992	25%	27%
Industrial	33,815	34,344	23	22
Office	30,761	33,029	21	22
Apartments	29,544	28,770	20	19
Mixed use	5,403	4,217	4	3
Hotel	—	1,523	—	1
Other	10,314	9,115	7	6

	146,652	151,990	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$144,614	$149,952

6.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management conducts its annual review of insurance and annuity valuation assumptions relative to current experience and management expectations. To the extent that expectations change as a result of this review, management updates valuation assumptions. The impact for the year ended December 31, 2014 primarily reflected the difference between the Company’s previously assumed interest rates versus the continued low interest rate environment, offset by favorable persistency and mortality experience and a benefit from updating the Company’s variable annuity living benefit withdrawal utilization assumption. The impact for the year ended December 31, 2013 primarily reflected the impact of assumed interest rates and changes in assumed policyholder behavior. The impact for the year ended December 31, 2012 primarily reflected the low interest rate environment and the assumption of continued low interest rates over the near-term.

The balances of and changes in DAC were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$146,765	$127,704	$133,032
Capitalization of acquisition costs	18,557	19,195	17,111
Amortization, excluding the impact of valuation assumptions review	(13,859)	(13,498)	(18,337)
Amortization, impact of valuation assumptions review	700	5,400	(1,200)
Impact of change in net unrealized securities losses (gains)	(1,400)	7,964	(2,902)
Balance at December 31	$150,763	$146,765	$127,704

RiverSource Life Insurance Co. of New York

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$18,954	$18,242	$21,222
Capitalization of sales inducement costs	273	285	523
Amortization, excluding the impact of valuation assumptions review	(2,351)	(1,964)	(2,262)
Amortization, impact of valuation assumptions review	200	1,000	(800)
Impact of change in net unrealized securities losses (gains)	(106)	1,391	(441)
Balance at December 31	$16,970	$18,954	$18,242

7.  REINSURANCE

For most new life insurance policies, the Company reinsures 90% of the death benefit liability. The Company began reinsuring risks at this level in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance risk previously assumed under a reinsurance arrangement with an unaffiliated insurance company.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retained the remaining risk. This reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2014 and 2013, traditional life and UL insurance in force aggregated $11.3 billion and $11.1 billion, respectively, of which $7.8 billion and $7.6 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Direct premiums	$36,205	$35,607	$35,602
Reinsurance ceded	(11,721)	(11,323)	(11,087)
Net premiums	$24,484	$24,284	$24,515

Policy and contract charges are presented on the Statements of Income net of $5.0 million, $4.3 million and $4.5 million of reinsurance ceded for the years ended December 31, 2014, 2013 and 2012, respectively.

Reinsurance recovered from reinsurers was $11.9 million, $8.5 million and $7.5 million for the years ended December 31, 2014, 2013 and 2012, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $86.3 million and $78.9 million related to LTC risk ceded to Genworth as of December 31, 2014 and 2013, respectively. Included in policyholder account balances, future policy benefits and claims is $2.7 million and $3.0 million related to a previously assumed reinsurance arrangement as of December 31, 2014 and 2013, respectively.

RiverSource Life Insurance Co. of New York

8.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2014		2013
Policyholder account balances
Fixed annuities	$1,011,775		$1,033,712
Variable annuity fixed sub-accounts	247,746		250,599
VUL/UL insurance	183,810		179,924
IUL insurance	22,674		10,650
Other life insurance	38,117		39,598
Total policyholder account balances	1,504,122		1,514,483
Future policy benefits
Variable annuity GMWB	27,840		(29,203	)(1)
Variable annuity GMAB	(3,944	)(2)	(6,133	)(2)
Other annuity liabilities	7,700		5,590
Fixed annuities life contingent liabilities	91,227		91,092
Life, DI and LTC insurance	318,893		298,398
VUL/UL and other life insurance additional liabilities	27,364		20,735
Total future policy benefits	469,080		380,479
Policy claims and other policyholder’ funds	7,129		9,188
Total policyholder account balances, future policy benefits and claims	$1,980,331		$1,904,150

(1)	Includes the value of GMWB embedded derivatives that was a net asset at December 31, 2013 reported as a contra liability.
(2)	Includes the value of GMAB embedded derivatives that was a net asset at both December 31, 2014 and 2013 reported as a contra liability.

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2014	2013
Variable annuity	$4,073,573	$3,897,764
VUL insurance	406,303	395,588
Other insurance	801	1,103
Total	$4,480,677	$4,294,455

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GMDB and GMIB provisions. See Note 11 and Note 15 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL insurance is similar to UL in many regards, although the rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the S&P 500 Index (subject to a cap and floor). The policyholder may allocate all or a portion of the policy value to a fixed or indexed account.

The Company also offers term insurance as well as disability products. The Company no longer offers standalone LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

RiverSource Life Insurance Co. of New York

Portions of the Company’s fixed and variable universal life policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

9.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 8 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Once withdrawals begin, the contractholder’s funds are moved to one of the three least aggressive asset allocation models.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Variable annuity and insurance products offer separate account investment options. In addition, many of these products offer a fixed account option that is part of the Company’s “general account”. Under the separate account options, contractholders and policyholders bear the investment risk. The Company’s Portfolio Navigator (traditional asset allocation) funds are separate account investment options available under the Company’s variable universal life insurance products and its variable annuities, but as of April 2012, are no longer available for sale with a living benefit rider. Portfolio Navigator funds allow clients to allocate their contract value to one of five funds of funds, each of which invests in various underlying funds. Portfolio Navigator funds are designed to allow a contract purchaser to select investment options based on the purchaser’s investment time horizon, risk tolerance and investment goals. As of April 2012, clients who purchase a GMWB or GMAB rider are invested in one or more of four Portfolio Stabilizer (managed volatility) funds within the separate accounts designed to pursue total return while seeking to mitigate exposure to market volatility.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

RiverSource Life Insurance Co. of New York

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2014				December 31, 2013
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$2,924,873	$2,842,871	$1,057	64	$2,707,746	$2,623,523	$1,251	63
Five/six-year reset	571,861	425,897	1,919	64	610,893	465,907	2,829	64
One-year ratchet	552,092	537,908	1,550	65	552,355	535,168	1,151	65
Five-year ratchet	222,112	216,465	247	63	220,521	215,495	263	62
Total — GMDB	$4,270,938	$4,023,141	$4,773	64	$4,091,515	$3,840,093	$5,494	63
GMIB	$16,805	$15,811	$72	65	$19,568	$18,579	$61	64
GMWB:
GMWB	$227,961	$227,149	$10	68	$239,913	$238,959	$11	67
GMWB for life	2,062,524	2,052,018	86	65	1,866,258	1,849,756	92	65
Total — GMWB	$2,290,485	$2,279,167	$96	65	$2,106,171	$2,088,715	$103	65
GMAB	$309,247	$308,156	$82	57	$298,673	$297,293	$74	56

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB guarantees is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB and GMWB guarantees is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero. The present value is calculated using a discount rate that is consistent with assumptions embedded in the Company’s annuity pricing models.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2014		December 31, 2013
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$405	63	$394	62

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder value.

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2012	$189	$479	$66,621	$13,632	$9,083
Incurred claims	656	13	(30,561)	(7,720)	4,351
Paid claims	(525)	—	—	—	(1,150)
Balance at December 31, 2012	320	492	36,060	5,912	12,284
Incurred claims	87	(132)	(65,263)	(12,045)	3,965
Paid claims	(48)	—	—	—	(1,124)
Balance at December 31, 2013	359	360	(29,203)	(6,133)	15,125
Incurred claims	446	21	57,043	2,189	6,076
Paid claims	(205)	—	—	—	(2,043)
Balance at December 31, 2014	$600	$381	$27,840	$(3,944)	$19,158

(1)	The incurred claims for GMWB and GMAB represent the total change in the liabilities (contra liabilities).

The liabilities for guaranteed benefits are supported by general account assets.

RiverSource Life Insurance Co. of New York

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2014	2013
Mutual funds:
Equity	$2,288,087	$2,136,649
Bond	1,463,515	1,482,603
Other	258,080	216,828
Total mutual funds	$4,009,682	$3,836,080

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2014, 2013 and 2012.

10.  LINE OF CREDIT

The Company has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of the Company’s statutory admitted assets (excluding separate account balances) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR plus 90 basis points, subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York Department. There were no amounts outstanding on this line of credit at December 31, 2014 and 2013.

11.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2014
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,116,512	$150,969	$1,267,481
Residential mortgage backed securities	—	226,646	808	227,454
Commercial mortgage backed securities	—	162,333	—	162,333
State and municipal obligations	—	103,284	—	103,284
Asset backed securities	—	73,643	3,391	77,034
Foreign government bonds and obligations	—	3,108	—	3,108
U.S. government and agencies obligations	273	1,267	—	1,540
Total Available-for-Sale securities: Fixed maturities	273	1,686,793	155,168	1,842,234
Cash equivalents	—	23,799	—	23,799
Other assets:
Interest rate derivative contracts	—	58,855	—	58,855
Equity derivative contracts	10,430	43,405	—	53,835
Foreign exchange derivative contracts	—	1,237	—	1,237
Total other assets	10,430	103,497	—	113,927
Separate account assets	—	4,480,677	—	4,480,677
Total assets at fair value	$10,703	$6,294,766	$155,168	$6,460,637

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$9,754	$9,754
GMWB and GMAB embedded derivatives	—	—	19,338	19,338	(2)
Total policyholder account balances, future policy benefits and claims	—	—	29,092	29,092	(1)
Other liabilities:
Interest rate derivative contracts	—	13,836	—	13,836
Equity derivative contracts	6,893	58,086	—	64,979
Foreign exchange derivative contracts	—	171	—	171
Total other liabilities	6,893	72,093	—	78,986
Total liabilities at fair value	$6,893	$72,093	$29,092	$108,078

(1)	The Company’s adjustment for nonperformance risk resulted in a $15.9 million cumulative decrease to the embedded derivatives.
(2)	The fair value of the GMWB and GMAB embedded derivatives included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position.

RiverSource Life Insurance Co. of New York

	December 31, 2013
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$1,108,016	$128,453	$1,236,469
Residential mortgage backed securities	—	197,020	—	197,020
Commercial mortgage backed securities	—	157,848	—	157,848
State and municipal obligations	—	91,583	—	91,583
Asset backed securities	—	54,816	13,688	68,504
Foreign government bonds and obligations	—	3,131	—	3,131
U.S. government and agencies obligations	1,306	1,608	—	2,914
Total Available-for-Sale securities: Fixed maturities	1,306	1,614,022	142,141	1,757,469
Cash equivalents	—	51,999	—	51,999
Other assets:
Interest rate derivative contracts	—	21,710	—	21,710
Equity derivative contracts	—	33,026	—	33,026
Total other assets	—	54,736	—	54,736
Separate account assets	—	4,294,455	—	4,294,455
Total assets at fair value	$1,306	$6,015,212	$142,141	$6,158,659

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$3,293	$3,293
GMWB and GMAB embedded derivatives	—	—	(38,357)	(38,357	)(2)
Total policyholder account balances, future policy benefits and claims	—	—	(35,064)	(35,064	)(1)
Other liabilities:
Interest rate derivative contracts	—	37,278	—	37,278
Equity derivative contracts	8,669	40,280	—	48,949
Total other liabilities	8,669	77,558	—	86,227
Total liabilities at fair value	$8,669	$77,558	$(35,064)	$51,163

(1)	The Company’s adjustment for nonperformance risk resulted in a $6.9 million cumulative decrease to the embedded derivatives.
(2)

The fair value of the GMWB and GMAB embedded derivatives was reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

RiverSource Life Insurance Co. of New York

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2014	$128,453	$—	$—	$13,688	$142,141		$(3,293)		$38,357		$35,064
Total gains (losses) included in:
Net income	(227)	(4)	—	(1)	(232	)(1)	(1,326	)(2)	(43,753	)(3)	(45,079)
Other comprehensive income	398	(3)	—	137	532		—		—		—
Purchases	41,303	1,011	18,137	—	60,451		—		—		—
Issues	—	—	—	—	—		(5,209)		(14,681)		(19,890)
Settlements	(18,958)	(196)	—	(46)	(19,200)		74		739		813
Transfers out of Level 3	—	—	(18,137)	(10,387)	(28,524)		—		—		—
Balance, December 31, 2014	$150,969	$808	$—	$3,391	$155,168		$(9,754)		$(19,338)		$(29,092)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2014 included in:
Net investment income	$(162)	$(4)	$—	$(1)	$(167)		$—		$—		$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—		(43,616)		(43,616)
Interest credited to fixed accounts	—	—	—	—	—		(1,326)		—		(1,326)

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

	Available-for-Sale Securities: Fixed Maturities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2013	$130,454	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Total gains (losses) included in:
Net income	(260)	45	165	(50	)(1)	723 (2)	90,168 (3)	90,891
Other comprehensive income	(3,018)	(403)	1,211	(2,210)		—	—	—
Purchases	15,103	—	1,763	16,866		—	—	—
Issues	—	—	—	—		(3,049)	(13,087)	(16,136)
Settlements	(13,826)	(7)	(14)	(13,847)		31	1,210	1,241
Transfers out of Level 3	—	(12,375)	—	(12,375)		—	—	—
Balance, December 31, 2013	$128,453	$—	$13,688	$142,141		$(3,293)	$38,357	$35,064
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2013 included in:
Net investment income	$(260)	$—	$165	$(95)		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—		—	89,267	89,267
Interest credited to fixed accounts	—	—	—	—		723	—	723

(1)	Included in net investment income in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities: Fixed Maturities						Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2012	$81,587	$3,414	$36	$10,550	$95,587		$—	$(79,451)	$(79,451)
Total gains (losses) included in:
Net income	(186)	(218)	137	114	(153	)(1)	48 (2)	50,808 (3)	50,856
Other comprehensive loss	413	654	438	(101)	1,404		—	—	—
Purchases	55,096	—	—	—	55,096		—	—	—
Issues	—	—	—	—	—		(1,048)	(10,750)	(11,798)
Settlements	(6,456)	(278)	(25)	—	(6,759)		2	(541)	(539)
Transfers into Level 3	—	—	12,154	—	12,154		—	—	—
Transfers out of Level 3	—	(3,572)	—	—	(3,572)		—	—	—
Balance, December 31, 2012	$130,454	$—	$12,740	$10,563	$153,757		$(998)	$(39,934)	$(40,932)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2012 included in:
Net investment income	$(186)	$—	$137	$114	$65		$—	$—	$—
Benefits, claims, losses and settlement expenses	—	—	—	—	—		—	49,074	49,074
Interest credited to fixed accounts	—	—	—	—	—		48	—	48

(1)	Represents a $65 thousand gain included in net investment income and a $218 thousand loss included in net realized investment gains in the Statements of Income.
(2)	Included in interest credited to fixed accounts in the Statements of Income.
(3)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $7.0 million, $(9.2) million and $(3.7) million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2014, 2013 and 2012, respectively.

During the year ended December 31, 2012, transfers from Level 3 included certain non-agency residential mortgage backed securities with a fair value of approximately $3.6 million. The transfers reflect improved pricing transparency of these securities, a continuing trend of increased activity in the non-agency residential mortgage backed securities market and observability of significant inputs to the valuation methodology. All other securities transferred from Level 3 represent securities with fair values that are now obtained from a third party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote. The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred. For assets and liabilities held at the end of the reporting periods that are measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2014
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$150,751	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.9%	1.5%
IUL embedded derivatives	$9,754	Discounted cash flow	Nonperformance risk(1)	65		bps
GMWB and GMAB embedded derivatives	$19,338	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.0%	–	44.5%
			Market volatility(3)	5.2%	–	20.9%
			Nonperformance risk(1)	65		bps
			Elective contractholder strategy allocations(4)	0.0%	–	3.0%

RiverSource Life Insurance Co. of New York

	December 31, 2013
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$128,112	Discounted cash flow	Yield/spread to U.S. Treasuries	0.9%	–	4.5%	1.6%
IUL embedded derivatives	$3,293	Discounted cash flow	Nonperformance risk(1)	74		bps
GMWB and GMAB embedded derivatives	$(38,357)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	51.1%
			Surrender rate	0.1%	–	42.2%
			Market volatility(3)	4.9%	–	18.8%
			Nonperformance risk(1)	74		bps
			Elective contractholder strategy allocations(4)	0.0%	–	50.0%

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.
(4)	The elective allocation represents the percentage of contractholders that are assumed to electively switch their investment allocation to a different allocation model.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs are not reasonably available to the Company.

Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would result in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk, surrender rate and elective investment allocation model used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would result in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution system and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original maturities of 90 days or less. Cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and U.S. agency and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and certain asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. In addition to the general pricing controls, the Company reviews

RiverSource Life Insurance Co. of New York

the broker prices to ensure that the broker quotes are reasonable and, when available, compares prices of privately issued securities to public issues from the same issuer to ensure that the implicit illiquidity premium applied to the privately placed investment is reasonable considering investment characteristics, maturity, and average life of the investment.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the net asset value (“NAV”) of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company’s Corporate Actuarial Department calculates the fair value of the embedded derivatives on a monthly basis. During this process, control checks are performed to validate the completeness of the data. Actuarial management approves various components of the valuation along with the final results. The change in the fair value of the embedded derivatives is reviewed monthly with senior management. The Level 3 inputs into the valuation are consistent with the pricing assumptions and updated as experience develops. Significant unobservable inputs that reflect policyholder behavior are reviewed quarterly along with other valuation assumptions.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded are classified as Level 1 measurements. The fair value of derivatives that are traded in less active OTC markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial at December 31, 2014 and 2013. See Note 14 and Note 15 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the tables with balances of assets and liabilities measured at fair value on a recurring basis.

	December 31, 2014
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$144,614	$—	$—	$152,281	$152,281
Policy loans	45,112	—	—	45,239	45,239

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,015,155	$—	$—	$1,129,359	$1,129,359
Separate account liabilities	6,200	—	6,200	—	6,200

	December 31, 2013
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,952	$—	$—	$153,679	$153,679
Policy loans	41,099	—	—	41,397	41,397

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$1,036,540	$—	$—	$1,095,459	$1,095,459
Separate account liabilities	6,202	—	6,202	—	6,202

Commercial Mortgage Loans, Net

The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities, liquidity and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company’s estimate of the amount recoverable on the loan. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

Policy Loans

Policy loans represent loans made against the cash surrender value of the underlying life insurance or annuity product. These loans and the related interest are usually realized at death of the policyholder or contractholder or at surrender of the contract and are not transferable without the underlying insurance or annuity contract. The fair value of policy loans is determined by estimating expected cash flows discounted at rates based on the U.S. Treasury curve. Policy loans are classified as Level 3 as the discount rate used may be adjusted for the underlying performance of individual policies.

Policyholder Account Balances, Future Policy Benefits and Claims

The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company’s nonperformance risk specific to these liabilities. The fair value of non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner. Given the use of significant unobservable inputs to these valuations, the measurements are classified as Level 3.

Separate Account Liabilities

Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. The NAV of the related separate account assets represents the exit price for the separate account liabilities. Separate account liabilities are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

12.  RELATED PARTY TRANSACTIONS

CMIA is the investment manager for the proprietary mutual funds used as investment options by the Company’s variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2014, 2013 and 2012, the Company received $16.4 million, $14.6 million and $13.0 million, respectively, from CMIA for these services.

RiverSource Life Insurance Co. of New York

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $28.2 million, $29.1 million and $27.6 million for the years ended December 31, 2014, 2013 and 2012, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2014, 2013 and 2012, the Company paid cash dividends of $24.0 million, $25.0 million and $50.0 million, respectively, to RiverSource Life. Prior to paying these dividends, the Company provided notification to the New York Department and received a response indicating that they did not object to the payments.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. At December 31, 2014 and 2013, the Company had an amount due from Ameriprise Financial for federal income taxes of $34.7 million and $12.1 million, respectively.

13.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For the Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain (loss) from operations for the immediately preceding calendar year would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $52.8 million, $111.4 million and $93.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.

At December 31, 2014 and 2013, bonds carried at $273 thousand and $289 thousand, respectively, were on deposit with the State of New York as required by law.

Reconciliations of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net income, per accompanying GAAP financial statements	$52,209	$54,389	$37,818
Capitalization/amortization of DAC, net (GAAP item)	(5,398)	(11,097)	2,426
Capitalization/amortization of DSIC, net (GAAP item)	1,878	679	2,539
Change in deferred income taxes(1) (2)	13,346	1,140	1,077
Current income tax expense(1)	798	324	1,801
Change in future policy benefits(1)	26,848	(29,614)	(5,403)
Change in separate account liability adjustment (SAP item)	(1,848)	4,368	(617)
Derivatives(1) (2)	(45,588)	68,116	40,461
Other, net	385	2,136	2,314
Net income (loss), SAP basis(3)	$42,630	$90,441	$82,416

(1)	Represents valuation differences between GAAP and SAP income statement amounts.
(2)	Represents amounts which are recorded directly to surplus for statutory reporting purposes.
(3)

Results are significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts are substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

RiverSource Life Insurance Co. of New York

Shareholder’s Equity

	December 31,
(in thousands)	2014	2013
Shareholder’s equity, per accompanying GAAP financial statements	$421,248	$380,809
DAC (GAAP item)	(150,763)	(146,765)
Net unrealized gains and losses on Available-for-Sale investments (GAAP item)	(134,235)	(103,691)
DSIC (GAAP item)	(16,970)	(18,954)
Future policy benefits(1)	5,410	(27,080)
Deferred income taxes, net(1)	48,259	50,269
Separate account liability adjustment (SAP item)	157,234	158,297
Non-admitted assets (SAP item)	(13,125)	(32,036)
Asset valuation reserve (SAP item)	(14,324)	(243)
Interest maintenance reserve (SAP item)	(6,718)	(6,917)
Other, net	1,616	(3,371)
Capital and surplus, SAP basis(2)	$297,632	$250,318
(1)	Represents valuation differences between GAAP and SAP balance sheet amounts.
(2)	Includes unassigned surplus of $188.7 million and $141.5 million at December 31, 2014 and 2013, respectively.

14.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting arrangements and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$92,522	$—	$92,522	$(59,450)	$(3,413)	$(24,449)	$5,210
OTC cleared	17,523	—	17,523	(10,563)	(6,960)	—	—
Exchange-traded	3,882	—	3,882	—	—	—	3,882
Total derivatives	$113,927	$—	$113,927	$(70,013)	$(10,373)	$(24,449)	$9,092

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$53,971	$—	$53,971	$(33,403)	$(3,490)	$(15,480)	$1,598
OTC cleared	765	—	765	(765)	—	—	—
Total derivatives	$54,736	$—	$54,736	$(34,168)	$(3,490)	$(15,480)	$1,598

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2014
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$68,423	$—	$68,423	$(59,450)	$—	$(8,973)	$—
OTC cleared derivatives	10,563	—	10,563	(10,563)	—	—	—
Total	$78,986	$—	$78,986	$(70,013)	$—	$(8,973)	$—

	December 31, 2013
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral
OTC derivatives	$83,565	$—	$83,565	$(33,403)	$—	$(50,162)	$—
OTC cleared derivatives	2,662	—	2,662	(765)	(1,855)	—	42
Total	$86,227	$—	$86,227	$(34,168)	$(1,855)	$(50,162)	$42

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amounts of assets or liabilities presented in the Balance Sheets are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

The Company’s freestanding derivative instruments are reflected in other assets and other liabilities. See Note 15 for additional disclosures related to the Company’s derivative instruments.

15.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivatives are recorded at fair value and are reflected in other assets or other liabilities. The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 14 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Co. of New York

The Company currently uses derivatives as economic hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

Derivatives not designated as hedging instruments	Balance Sheet Location	Asset		Balance Sheet Location	Liability
		December 31,			December 31,
		2014	2013		2014	2013
		(in thousands)			(in thousands)
GMWB and GMAB
Interest rate contracts	Other assets	$58,855	$21,710	Other liabilities	$13,836	$37,278
Equity contracts	Other assets	52,223	32,407	Other liabilities	64,489	48,737
Foreign exchange contracts	Other assets	1,237	—	Other liabilities	171	—
Embedded derivatives(1)	N/A	—	—	Policyholder account balances, future policy benefits and claims(2)	19,338	(38,357)

Total GMWB and GMAB		112,315	54,117		97,834	47,658

Other derivatives:
Equity
IUL	Other assets	1,612	619	Other liabilities	490	212
IUL embedded derivatives	N/A	—	—	Policyholder account balances, future policy benefits and claims	9,754	3,293

Total other		1,612	619		10,244	3,505

Total derivatives		$113,927	$54,736		$108,078	$51,163

N/A Not applicable.

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.
(2)

The fair value of the GMWB and GMAB embedded derivatives at December 31, 2014 included $34.6 million of individual contracts in a liability position and $15.3 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives was a net asset at December 31, 2013 reported as a contra liability, including $45.8 million of individual contracts in an asset position and $7.4 million of individual contracts in a liability position.

See Note 11 for additional information regarding the Company’s fair value measurement of derivative instruments.

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

Derivatives not designated as hedging instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Gain (Loss) on Derivatives Recognized in Income
		Years Ended December 31,
		2014	2013	2012
		(in thousands)
GMWB and GMAB
Interest rate contracts	Benefits, claims, losses and settlement expenses	$61,137	$(40,944)	$14,356
Equity contracts	Benefits, claims, losses and settlement expenses	(22,958)	(49,169)	(62,257)
Foreign exchange contracts	Benefits, claims, losses and settlement expenses	2,200	1,247	1,443
Embedded derivatives(1)	Benefits, claims, losses and settlement expenses	(57,965)	78,292	39,517
Total GMWB and GMAB		(17,586)	(10,574)	(6,941)

Other derivatives:
Equity
IUL	Interest credited to fixed accounts	595	299	(8)
IUL embedded derivatives	Interest credited to fixed accounts	(1,252)	(411)	52
Total other		(657)	(112)	44
Total derivatives		$(18,243)	$(10,686)	$(6,897)

(1)	The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company

RiverSource Life Insurance Co. of New York

economically hedges the exposure related to non-life contingent GMWB and GMAB provisions primarily using various futures, options, interest rate swaptions and interest rate swaps. At December 31, 2014 and 2013, the gross notional amount of derivative contracts for the Company’s GMWB and GMAB provisions was $3.9 billion and $2.4 billion, respectively.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options:

(in thousands)	Premiums Payable	Premiums Receivable
2015	$14,185	$—
2016	12,789	—
2017	10,015	—
2018	8,715	5,259
2019	6,675	—
2020-2025	7,086	—
Total	$59,465	$5,259

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options. The gross notional amount of IUL derivative contracts was $37.9 million and $12.6 million at December 31, 2014 and 2013, respectively.

Embedded Derivatives

Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity components of the IUL product obligations are also considered embedded derivatives. These embedded derivatives are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. See Note 14 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. At December 31, 2014 and 2013, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $9.0 million and $50.2 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2014 and 2013 was $9.0 million and $50.2 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position at both December 31, 2014 and 2013 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil.

16.  SHAREHOLDER’S EQUITY

The following table provides information related to amounts reclassified from AOCI:

		Years Ended December 31,
AOCI Reclassification	Location of Gain Recognized in Income	2014	2013
		(in thousands)
Net unrealized gains on Available-for-Sale securities	Net realized investment gains	$(2,024)	$(1,135)
Tax expense	Income tax provision	708	397
Net of tax		$(1,316)	$(738)

RiverSource Life Insurance Co. of New York

See Note 4 for additional information related to the impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverable on net unrealized securities gains/losses included in AOCI.

17.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Current income tax
Federal	$2,086	$20,332	$13,781
State	9	318	(8)
Total current income tax	2,095	20,650	13,773
Deferred federal income tax	13,346	1,140	1,077
Total income tax provision	$15,441	$21,790	$14,850

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

	Years Ended December 31,
	2014	2013	2012
Tax at U.S. statutory rate	35.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividends received deduction	(10.6)	(7.2)	(7.5)
Other	(1.6)	0.8	0.7
Income tax provision	22.8%	28.6%	28.2%

The effective tax rates are lower than the statutory rate as a result of tax preferred items including the dividends received deduction.

In December 2014, the Company received Internal Revenue Service (“IRS”) approval for a change in accounting method related to variable annuity hedging. Accordingly, the Company began using the approved method of accounting in the fourth quarter of 2014. The change to the approved method increased deferred tax expense and current tax receivables with a corresponding decrease to current tax expense and deferred tax assets of approximately $15.0 million.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets and other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2014	2013
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$73,812	$49,050
Investment related	—	20,295
Other	3,044	2,297
Gross deferred income tax assets	76,856	71,642
Deferred income tax liabilities
Deferred acquisition costs	36,915	35,468
Net unrealized gains on Available-for Sale securities	29,914	23,358
Investment related	18,148	—
DSIC	5,939	6,634
Other	657	996
Gross deferred income tax liabilities	91,573	66,456
Net deferred income tax assets (liabilities)	$(14,717)	$5,186

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of December 31, 2014 and 2013.

RiverSource Life Insurance Co. of New York

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(in thousands)	2014	2013	2012
Balance at January 1	$7,562	$4,210	$6,424
Additions based on tax positions related to the current year	524	625	—
Additions for tax positions of prior years	59	2,727	904
Reductions for tax positions of prior years	(896)	—	(2,509)
Settlements	—	—	(609)
Balance at December 31	$7,249	$7,562	$4,210

If recognized, approximately $67 thousand, $904 thousand and $110 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $7.2 million in the next 12 months due to resolution of IRS examinations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $119 thousand, $60 thousand and $205 thousand in interest and penalties for the years ended December 31, 2014, 2013 and 2012, respectively. At December 31, 2014 and 2013, the Company had a payable of $2.4 million and $2.3 million, respectively, related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. The IRS had previously completed its field examination of the 1997 through 2011 tax returns in recent years. However, for federal income tax purposes, these years except for 2007, continue to remain open as a consequence of certain unagreed-upon issues. The IRS is currently auditing the Company’s U.S. income tax returns for 2012 and 2013. The Company’s or certain of its subsidiaries’ state income tax returns are currently under examination by various jurisdictions for years ranging from 1997 through 2012 and remain open for the years after 2012.

The items comprising other comprehensive income are presented net of the following income tax provision (benefit) amounts:

	Years Ended December 31,
(in thousands)	2014	2013	2012
Net unrealized securities gains (losses)	$6,556	$(24,428)	$12,721

18.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

At December 31, 2014 and 2013, the Company’s funding commitments for commercial mortgage loan commitments was $1.5 million and nil, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2014, these guarantees range up to 5.0%.

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). At December 31, 2014 and 2013, the estimated liability was $1.1 million and $1.7 million, respectively, and the related premium tax asset was $893 thousand and $1.4 million, respectively. The Company has recently paid assessments related to ELNY from the state guaranty fund association, however, the expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment

RiverSource Life Insurance Co. of New York

practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators regarding their inquiries.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2015 RiverSource Life Insurance Company. All rights reserved.

S-6410 T (5/15)